UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust

(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1. Schedual of Investements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.40%
	Aerospace & Defense — 2.68%
2,165	Arconic, Inc.	$54
849	General Dynamics Corp.	175
1,070	Hexcel Corp.	61
486	Huntington Ingalls Industries, Inc.	110
438	L3 Technologies, Inc.	83
7,289	Lockheed Martin Corp.	2,262
881	Orbital ATK, Inc.	117
35,538	Raytheon Co.	6,630
1,875	Spirit Aerosystems Holdings, Inc., Class – A	146
200	Teledyne Technologies, Inc. (a)	32
4,149	Textron, Inc.	224
13,836	The Boeing Co.	3,517
28,932	United Technologies Corp.	3,358
		16,769

	Air Freight & Logistics — 0.40%
4,057	C.H. Robinson Worldwide, Inc.	309
305	Expeditors International of Washington, Inc.	18
18,279	United Parcel Service, Inc., Class – B	2,195
156	XPO Logistics, Inc. (a)	11
		2,533
	Airlines — 0.71%
1,053	Alaska Air Group, Inc.	80
1,426	American Airlines Group, Inc.	68
1,288	Copa Holdings SA, Class – A	160
32,041	Delta Air Lines, Inc.	1,545
123,300	JetBlue Airways Corp. (a)	2,285
923	Spirit Airlines, Inc. (a)	31
3,712	United Continental Holdings, Inc. (a)	226
		4,395
	Auto Components — 1.26%
545	Adient PLC	46
1,033	BorgWarner, Inc.	53
585	Gentex Corp.	12
1,379	Goodyear Tire & Rubber Co.	46
15,325	Lear Corp.	2,652
93,402	Magna International, Inc., ADR	4,986
		7,795
	Automobiles — 0.78%
164,269	Ford Motor Co.	1,966
59,943	General Motors Co.	2,421
10,161	Harley-Davidson, Inc.	490
		4,877
	Banks — 9.17%
2,912	Associated Banc-Corp.	71
519,058	Bank of America Corp.	13,153
1,942	Bank of Hawaii Corp.	162
1,959	Bank of the Ozarks, Inc.	94
4,762	BankUnited, Inc.	169
40,085	BB&T Corp.	1,882
493	BOK Financial Corp.	44
3,590	CIT Group, Inc.	176
27,149	Citigroup, Inc.	1,975
9,888	Citizens Financial Group, Inc.	374
53,457	Comerica, Inc.	4,077
492	Commerce Bancshares, Inc.	28
2,611	Cullen/Frost Bankers, Inc.	248
2,708	East West Bancorp, Inc.	162
37,124	Fifth Third Bancorp	1,039
2,538	First Hawaiian, Inc.	77

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
4,476	First Horizon National Corp.	$86
169	First Republic Bank	18
14,901	FNB Corp.	209
37,088	Huntington Bancshares, Inc.	518
59,734	JPMorgan Chase & Co.	5,705
21,238	KeyCorp	400
2,802	M&T Bank Corp.	451
5,512	PacWest Bancorp	278
15,753	People’s United Financial, Inc.	286
268	Pinnacle Financial Partners, Inc.	18
23,722	PNC Financial Services Group, Inc.	3,197
7,731	Popular, Inc.	278
1,261	Prosperity Bancshares, Inc.	83
64,051	Regions Financial Corp.	975
864	Signature Bank (a)	111
25,892	SunTrust Banks, Inc.	1,548
799	SVB Financial Group (a)	149
660	Synovus Financial Corp.	30
3,213	TCF Financial Corp.	55
69,973	U.S. BanCorp	3,750
490	Webster Financial Corp.	26
278,936	Wells Fargo & Co.	15,383
1,588	Western Alliance Bancorp (a)	84
3,859	Zions BanCorp.	182
		57,551
	Beverages — 1.84%
22	Brown-Forman Corp., Class – A	1
2,048	Brown-Forman Corp., Class – B	111
7,362	Dr. Pepper Snapple Group, Inc.	651
972	Molson Coors Brewing Co., Class – B	79
4,682	Monster Beverage Corp. (a)	259
65,549	PepsiCo, Inc.	7,305
69,894	The Coca-Cola Co.	3,146
		11,552
	Biotechnology — 2.78%
41,251	AbbVie, Inc.	3,666
52	Agios Pharmaceuticals, Inc. (a)	3
2,463	Alexion Pharmaceuticals, Inc. (a)	346
50	Alnylam Pharmaceuticals, Inc. (a)	6
22,021	Amgen, Inc.	4,106
2,144	Biogen Idec, Inc. (a)	671
1,097	Bioverativ, Inc. (a)	63
99,882	Gilead Sciences, Inc.	8,092
77	Intrexon Corp. (a)	1
341	Juno Therapeutics, Inc. (a)	15
1,580	OPKO Health, Inc. (a)	11
819	Regeneron Pharmaceuticals, Inc. (a)	366
687	United Therapeutics Corp. (a)	81
		17,427
	Building Products — 0.26%
1,562	Fortune Brands Home & Security, Inc.	105
32,308	Johnson Controls International PLC	1,302
16	Lennox International, Inc.	3
613	Masco Corp.	24
1,700	Owens Corning, Inc.	131
1,360	USG Corp. (a)	44
		1,609
	Capital Markets — 2.14%
316	Affiliated Managers Group, Inc.	60
5,235	Ameriprise Financial, Inc.	777

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
7,115	BGC Partners, Inc., Class – A	$103
3,776	BlackRock, Inc., Class – A	1,688
1,871	CME Group, Inc.	254
1,505	E*Trade Financial Corp. (a)	66
3,247	Eaton Vance Corp.	160
4,021	Federated Investors, Inc., Class – B	119
6,066	Franklin Resources, Inc.	270
22,628	Goldman Sachs Group, Inc.	5,367
427	Interactive Brokers Group, Inc., Class – A	19
1,698	IntercontinentalExchange Group, Inc.	117
18,245	Invesco Ltd.	639
5,063	Lazard Ltd., Class – A	229
4,346	Legg Mason, Inc.	171
23,418	Morgan Stanley	1,128
3,826	Northern Trust Corp.	352
539	Raymond James Financial, Inc.	45
6,739	State Street Corp.	644
11,858	T. Rowe Price Group, Inc.	1,075
162	TD Ameritrade Holding Corp.	8
1,325	The Charles Schwab Corp.	58
629	The NASDAQ OMX Group, Inc.	49

		13,398

	Chemicals — 1.95%
9,762	Air Products & Chemicals, Inc.	1,476
1,698	Albemarle Corp.	231
349	Ashland Global Holdings, Inc.	23
2,125	Cabot Corp.	119
1,808	Celanese Corp., Series A	189
73,443	CF Industries Holdings, Inc.	2,582
49,040	DowDupont, Inc. (a)	3,395
6,790	Eastman Chemical Co.	614
2,834	Huntsman Corp.	78
13,813	LyondellBasell Industries N.V., Class – A	1,368
4	NewMarket Corp.	2
5,501	Olin Corp.	188
703	Platform Specialty Products Corp. (a)	8
96	PPG Industries, Inc.	10
8,930	Praxair, Inc.	1,248
4,103	RPM International, Inc.	211
15,170	The Mosaic Co.	328
1,172	The Scotts Miracle-Gro Co.	114
1,125	Valvoline, Inc.	26
111	Westlake Chemical Corp.	9

		12,219

	Commercial Services & Supplies — 0.23%
107	Clean Harbors, Inc. (a)	6
2,999	Copart, Inc. (a)	103
3,933	KAR Auction Services, Inc.	188
6,226	Pitney Bowes, Inc.	87
1,257	Republic Services, Inc., Class – A	83
1,681	Stericycle, Inc. (a)	120
11,294	Waste Management, Inc.	885

		1,472

	Communications Equipment — 1.76%
974	Arris International PLC (a)	28
2,215	Brocade Communications Systems, Inc.	26
135,545	Cisco Systems, Inc.	4,558
506	Commscope Holding, Inc. (a)	17
259	EchoStar Corp., Class – A (a)	15
723	F5 Networks, Inc. (a)	87
515	Harris Corp.	68

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
6,148	Juniper Networks, Inc.	$171
7,790	Motorola Solutions, Inc.	661
900,434	Nokia Corp., ADR	5,385

		11,016

	Construction & Engineering — 0.07%
2,368	AECOM Technology Corp. (a)	87
2,175	Fluor Corp.	92
1,821	Jacobs Engineering Group, Inc.	106
2,036	Quanta Services, Inc. (a)	76
337	Valmont Industries, Inc.	53

		414

	Construction Materials — 0.01%
486	Eagle Materials, Inc., Class – A	52
35	Martin Marietta Materials, Inc.	7
51	Vulcan Materials Co.	6

		65

	Consumer Finance — 2.39%
8,398	Ally Financial, Inc.	204
12,937	American Express Co.	1,170
47,772	Capital One Financial Corp.	4,044
144	Credit Acceptance Corp. (a)	40
19,642	Discover Financial Services	1,267
13,585	Navient Corp.	204
64,368	OneMain Holdings, Inc. (a)	1,815
2,682	Santander Consumer USA Holdings, Inc. (a)	41
7,983	SLM Corp. (a)	92
195,459	Synchrony Financial	6,069

		14,946

	Containers & Packaging — 0.36%
262	AptarGroup, Inc.	23
47	Ardagh Group SA	1
27	Avery Dennison Corp.	3
879	Ball Corp.	36
3,435	Bemis Company, Inc.	157
1,616	Crown Holdings, Inc. (a)	97
10,447	Graphic Packaging Holding Co.	146
11,772	International Paper Co.	668
188	Owens-Illinois, Inc. (a)	5
2,387	Packaging Corporation of America	274
510	Sealed Air Corp.	22
3,393	Sonoco Products Co.	171
11,281	WestRock Co.	639

		2,242

	Distributors — 0.08%
4,706	Genuine Parts Co.	450
1,481	LKQ Corp. (a)	53

		503

	Diversified Consumer Services — 0.04%
56	Graham Holdings Co.	33
8,979	H&R Block, Inc.	238

		271

	Diversified Financial Services — 0.48%
15,475	Berkshire Hathaway, Inc., Class – B (a)	2,836
5,489	Leucadia National Corp.	139
973	Voya Financial, Inc.	39

		3,014

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services — 1.59%
129,246	AT&T, Inc.	$5,063
10,266	CenturyLink, Inc.	194
5,693	Level 3 Communications, Inc. (a)	303
86,930	Verizon Communications, Inc.	4,302
2,498	Zayo Group Holdings, Inc. (a)	86

		9,948

	Electric Utilities — 3.26%
3,953	Alliant Energy Corp.	164
82,832	American Electric Power, Inc.	5,819
1,147	Avangrid, Inc.	54
16,409	Duke Energy Corp.	1,377
49,383	Edison International	3,811
4,070	Entergy Corp.	311
7,473	Eversource Energy	452
20,861	Exelon Corp.	786
8,114	FirstEnergy Corp.	250
4,930	Great Plains Energy, Inc.	149
2,079	Hawaiian Electric Industries, Inc.	69
10,571	NextEra Energy, Inc.	1,549
4,765	OGE Energy Corp.	172
11,147	PG&E Corp.	759
2,481	Pinnacle West Capital Corp.	210
47,816	Portland General Electric Co.	2,182
11,721	PPL Corp.	445
24,160	The Southern Co.	1,187
2,653	Westar Energy, Inc.	132
11,432	Xcel Energy, Inc.	541

		20,419

	Electrical Equipment — 1.31%
74	Acuity Brands, Inc.	13
3,274	AMETEK, Inc.	216
76,178	Eaton Corp. PLC	5,849
27,375	Emerson Electric Co.	1,720
3,509	Hubbell, Inc.	407
695	Regal-Beloit Corp.	55
446	Sensata Technologies Holding N.V. (a)	21

		8,281

	Electronic Equipment, Instruments & Components —0.28%
1,464	Arrow Electronics, Inc. (a)	118
2,043	Avnet, Inc.	80
40,907	Corning, Inc.	1,225
962	Dolby Laboratories, Inc., Class – A	55
1,869	FLIR Systems, Inc.	73
974	Jabil Circuit, Inc.	28
3,059	Keysight Technologies, Inc. (a)	127
128	National Instruments Corp.	5
309	Trimble Navigation Ltd. (a)	12

		1,723

	Energy Equipment & Services — 1.57%
2,375	Baker Hughes, Inc.	87
1,586	Halliburton Co.	73
5,338	Helmerich & Payne, Inc. ^	278
9,382	Nabors Industries Ltd.	76
7,557	National Oilwell Varco, Inc.	270
4,675	Oceaneering International, Inc.	123
1,125	Patterson-UTI Energy, Inc.	24
182,551	RPC, Inc. ^	4,525
62,220	Schlumberger Ltd.	4,340
2,301	Transocean Ltd. (a)	25

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
4,900	Weatherford International PLC (a)	$22

		9,843

	Equity Real Estate Investment Trusts — 3.09%
1,941	Alexandria Real Estate Equities, Inc.	231
3,794	American Campus Communities, Inc.	168
2,471	American Homes 4 Rent, Class – A	54
3,506	Apartment Investment & Management Co., Class – A	154
5,321	Apple Hospitality REIT, Inc.	101
3,827	AvalonBay Communities, Inc.	682
3,736	Boston Properties, Inc.	459
3,283	Brandywine Realty Trust	57
7,623	Brixmor Property Group, Inc.	143
2,229	Camden Property Trust	204
10,245	Colony Northstar, Inc.	129
2,840	Columbia Property Trust, Inc.	62
2,843	CoreCivic, Inc.	76
533	Coresite Realty Corp.	60
2,152	Corporate Office Properties Trust	71
5,850	Crown Castle International Corp.	585
3,389	CubeSmart	88
1,450	CyrusOne, Inc.	85
1,596	DCT Industrial Trust, Inc.	92
7,053	DDR Corp.	65
3,233	Digital Realty Trust, Inc.	383
2,086	Douglas Emmett, Inc.	82
8,374	Duke Realty Corp.	241
1,294	Empire State Realty Trust, Inc., Class – A	27
1,788	EPR Properties	125
1,262	Equity Commonwealth (a)	38
1,349	Equity Lifestyle Properties, Inc.	115
9,173	Equity Residential	605
1,809	Essex Property Trust, Inc.	460
1,950	Extra Space Storage, Inc.	156
1,924	Federal Realty Investment Trust	239
6,144	Forest City Realty Trust, Inc., Class – A	157
4,655	Gaming & Leisure Properties, Inc.	172
16,450	GGP, Inc.	342
12,616	HCP, Inc.	351
4,090	Healthcare Trust of America, Inc., Class – A	122
2,591	Highwoods Properties, Inc.	135
4,309	Hospitality Properties Trust	123
18,744	Host Hotels & Resorts, Inc.	347
3,902	Hudson Pacific Property, Inc.	131
957	Invitation Homes, Inc.	22
4,102	Iron Mountain, Inc.	160
468	JBG Smith Properties (a)	16
2,385	Kilroy Realty Corp.	170
11,764	Kimco Realty Corp.	230
1,177	Lamar Advertising Co., Class – A	81
3,409	Liberty Property Trust	140
1,230	Life Storage, Inc.	101
9,109	Medical Properties Trust, Inc.	120
24,458	Mid-America Apartment Communities, Inc.	2,613
3,942	National Retail Properties, Inc.	164
5,697	OMEGA Healthcare Investors, Inc.	182
2,523	Outfront Media, Inc.	64
4,536	Paramount Group, Inc.	73
787	Parks Hotels & Resorts, Inc.	22
3,489	Piedmont Office Realty Trust, Inc., Class – A	70
12,432	Prologis, Inc.	788
2,469	Public Storage	528

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
2,924	Rayonier, Inc.	$84
7,308	Realty Income Corp.	418
3,972	Regency Centers Corp.	246
6,067	Retail Properties of America, Inc., Class – A	80
5,709	Senior Housing Properties Trust	112
5,607	Simon Property Group, Inc.	902
2,556	SL Green Realty Corp.	259
14,392	Spirit Realty Capital, Inc.	123
4,525	Store Capital Corp.	113
1,951	Sun Communities, Inc.	167
2,352	Tanger Factory Outlet Centers, Inc.	57
1,004	Taubman Centers, Inc.	50
3,940	The Macerich Co.	217
6,960	UDR, Inc.	265
893	Uniti Group, Inc.	13
9,326	Ventas, Inc.	606
24,426	VEREIT, Inc.	202
4,492	Vornado Realty Trust	345
3,222	Weingarten Realty Investors	102
9,900	Welltower, Inc.	695
19,246	Weyerhaeuser Co.	654
2,684	WP Carey, Inc.	181

		19,352

	Food & Staples Retailing — 1.63%
209	Casey’s General Stores, Inc.	23
41,397	CVS Caremark Corp.	3,366
3,010	Rite Aid Corp. (a)	6
13,457	Sysco Corp.	726
42,583	The Kroger Co.	854
1,032	US Foods Holding Corp. (a)	28
12,846	Walgreens Boots Alliance, Inc.	992
53,692	Wal-Mart Stores, Inc.	4,195

		10,190

	Food Products — 3.04%
65,535	Archer-Daniels-Midland Co.	2,785
1,052	Blue Buffalo Pet Products, Inc. (a)	30
12,561	Bunge Ltd.	872
11,459	Campbell Soup Co.	537
18,720	ConAgra Foods, Inc.	632
8,239	Flowers Foods, Inc.	155
56,238	General Mills, Inc.	2,910
4,080	Hershey Co.	445
4,524	Hormel Foods Corp.	145
1,198	Ingredion, Inc.	145
14,383	Kellogg Co.	897
2,229	Lamb Weston Holding, Inc.	105
1,267	McCormick & Company, Inc.	130
48,775	Mondelez International, Inc., Class – A	1,983
653	Pilgrim’s Pride Corp. (a)	19
4,052	Pinnacle Foods, Inc.	232
380	Post Holdings, Inc. (a)	34
1	Seaboard Corp.	5
1,694	The Hain Celestial Group, Inc. (a)	70
8,539	The J.M. Smucker Co.	896
25,233	The Kraft Heinz Co.	1,957
213	TreeHouse Foods, Inc. (a)	14
57,691	Tyson Foods, Inc., Class – A	4,063

		19,061

	Gas Utilities — 0.05%
1,841	Atmos Energy Corp.	154
1,873	National Fuel Gas Co.	106

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities (continued)
939	UGI Corp.	$44

		304

	Health Care Equipment & Supplies — 0.78%
9,368	Abbott Laboratories	499
464	Alere, Inc. (a)	24
2,502	Baxter International, Inc.	157
3,380	Danaher Corp.	290
1,231	Dentsply Sirona, Inc.	74
25	Hill-Rom Holdings, Inc.	2
713	Hologic, Inc. (a)	26
44,370	Medtronic PLC	3,451
474	STERIS PLC	42
212	Teleflex, Inc.	51
59	The Cooper Companies, Inc.	14
1,365	Varian Medical Systems, Inc. (a)	137
1,118	Zimmer Holdings, Inc.	131

		4,898

	Health Care Providers & Services — 3.44%
423	Acadia Healthcare Company, Inc. (a)	20
22,089	Aetna, Inc.	3,512
1,463	Anthem, Inc.	278
1,050	Brookdale Senior Living, Inc. (a)	11
17,336	Cardinal Health, Inc.	1,160
3,454	Centene Corp. (a)	334
38,159	CIGNA Corp.	7,134
3,173	DaVita Healthcare Partners, Inc. (a)	188
661	Envision Healthcare Corp. (a)	30
11,926	Express Scripts Holding Co. (a)	755
1,525	HCA Holdings, Inc. (a)	121
2,201	Humana, Inc.	536
568	Laboratory Corporation of America Holdings (a)	86
728	LifePoint Hospitals, Inc. (a)	42
37,771	McKesson Corp.	5,803
1,844	MEDNAX, Inc. (a)	80
3,760	Patterson Companies, Inc.	145
188	Premier, Inc., Class – A (a)	6
749	Quest Diagnostics, Inc.	70
4,562	UnitedHealth Group, Inc.	893
1,772	Universal Health Services, Inc., Class – B	197
681	WellCare Health Plans, Inc. (a)	117

		21,518

	Hotels, Restaurants & Leisure — 1.02%
779	Aramark	32
16,693	Carnival Corp., Class – A	1,078
4,505	Darden Restaurants, Inc.	355
2,755	Dunkin’ Brands Group, Inc.	146
7,138	Extended Stay America, Inc.	143
450	Hilton Grand Vacations (a)	17
148	Hilton Worldwide Holdings, Inc.	10
543	Hyatt Hotels Corp., Class – A (a)	34
3,660	International Game Technology PLC	90
10,918	Las Vegas Sands Corp.	700
18,501	McDonald’s Corp.	2,898
6,496	MGM Resorts International	212
962	Norwegian Cruise Line Holdings Ltd. (a)	52
952	Royal Caribbean Cruises Ltd.	113
1,925	Six Flags Entertainment Corp.	117
3,582	Wyndham Worldwide Corp.	378

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
269	Yum China Holdings, Inc. (a)	$11

		6,386

	Household Durables — 0.41%
1,458	CalAtlantic Group, Inc.	53
5,702	D.R. Horton, Inc.	228
5,268	Garmin Ltd.	284
4,120	Leggett & Platt, Inc.	197
3,924	Lennar Corp., Class – A	207
53	Lennar Corp., Class – B	2
323	Mohawk Industries, Inc. (a)	80
15,848	Newell Rubbermaid, Inc.	676
5,243	PulteGroup, Inc.	143
152	Tempur Sealy International, Inc. (a)	10
2,585	Toll Brothers, Inc.	107
1,416	Tupperware Brands Corp.	88
2,608	Whirlpool Corp.	481

		2,556

	Household Products — 1.67%
1,894	Church & Dwight Co., Inc.	92
36,478	Colgate-Palmolive Co.	2,657
2,153	Energizer Holdings, Inc.	99
19,891	Kimberly-Clark Corp.	2,341
189	Spectrum Brands Holdings, Inc.	20
5,093	The Clorox Co.	672
50,360	The Procter & Gamble Co.	4,582

		10,463

	Independent Power & Renewable Electricity Producers — 0.04%
3,836	Calpine Corp. (a)	57
1,358	NRG Energy, Inc., Class – C	35
12,031	The AES Corp.	132
1,293	Vistra Energy Corp.	24

		248

	Industrial Conglomerates — 1.32%
13,841	3M Co.	2,905
968	Carlisle Companies, Inc.	97
182,757	General Electric Co.	4,419
6,057	Honeywell International, Inc.	859
41	Roper Industries, Inc.	10

		8,290

	Insurance — 6.00%
19,745	Aflac, Inc.	1,607
83	Alleghany Corp. (a)	46
66,790	Allstate Corp.	6,139
385	American Financial Group, Inc.	40
136,495	American International Group, Inc.	8,379
42	American National Insurance Co.	5
606	Arch Capital Group Ltd. (a)	60
4,431	Arthur J. Gallagher & Co.	273
1,116	Aspen Insurance Holdings Ltd.	45
4,591	Assurant, Inc.	439
2,448	Assured Guaranty Ltd.	92
1,219	Athene Holding, Ltd. (a)	66
6,607	AXIS Capital Holdings Ltd.	379
459	Brighthouse Financial, Inc. (a)	28
672	Brown & Brown, Inc.	32
2,585	Chubb Ltd.	369
4,852	Cincinnati Financial Corp.	372
972	CNA Financial Corp.	49

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
727	Erie Indemnity Co., Class – A	$88
1,987	Everest Re Group Ltd.	454
56,271	First American Financial Corp.	2,812
134,625	FNF Group	6,389
239	Hanover Insurance Group, Inc.	23
2,047	Hartford Financial Services Group, Inc.	113
4,612	Lincoln National Corp.	339
5,729	Loews Corp.	274
76	Markel Corp. (a)	81
1,011	Mercury General Corp.	57
33,641	MetLife, Inc.	1,748
12,105	Old Republic International Corp.	238
10,171	Principal Financial Group, Inc.	654
1,885	ProAssurance Corp.	103
22,411	Prudential Financial, Inc.	2,383
1,321	Reinsurance Group of America	184
796	RenaissanceRe Holdings Ltd.	108
15,235	The Travelers Companies, Inc.	1,867
629	Torchmark Corp.	50
4,670	Unum Group	239
5,022	Validus Holdings Ltd.	247
1,938	W.R. Berkley Corp.	129
24	White Mountains Insurance Group Ltd.	21
698	Willis Towers Watson PLC	108
12,214	XL Group Ltd.	482

		37,611

	Internet & Direct Marketing Retail — 0.02%
306	Liberty Expedia Holdings, Class – A (a)	16
991	Liberty Interactive Corp., QVC Group (a)	23
1,448	Liberty Ventures, Class – A (a)	84
312	TripAdvisor, Inc. (a)	13

		136

	Internet Software & Services — 0.12%
2,503	Akamai Technologies, Inc. (a)	122
15,058	eBay, Inc. (a)	580
104	LogMeln, Inc.	11
3,517	Twitter, Inc. (a)	59
93	Zillow Group, Inc., Class – A (a)	4
185	Zillow Group, Inc., Class – C (a)	7

		783

	IT Services — 1.51%
4,241	Accenture PLC, Class – A	573
792	Amdocs Ltd.	51
12,169	Automatic Data Processing, Inc.	1,330
59,666	Booz Allen Hamilton Holding Corp.	2,231
5,423	Cognizant Technology Solutions Corp.	393
1,038	Conduent, Inc. (a)	16
210	CoreLogic, Inc. (a)	10
849	DST Systems, Inc.	47
793	Fidelity National Information Services, Inc.	74
21,442	International Business Machines Corp.	3,111
4,327	Leidos Holdings, Inc.	256
8,796	Paychex, Inc.	527
10,447	Sabre Corp.	189
692	Teradata Corp. (a)	23
31,643	Western Union Co.	608
43	WEX, Inc. (a)	5

		9,444

	Leisure Products — 0.11%
94	Brunswick Corp.	5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
3,402	Hasbro, Inc.	$333
11,128	Mattel, Inc.	172
1,827	Polaris Industries, Inc.	191

		701

	Life Sciences Tools & Services — 0.18%
4,674	Agilent Technologies, Inc.	301
114	Bio-Rad Laboratories, Inc., Class – A (a)	25
371	Bio-Techne Corp.	45
1,390	Bruker Biosciences Corp.	41
1,479	Illumina, Inc. (a)	295
485	PerkinElmer, Inc.	33
881	Qiagen N.V. (a)	28
237	Quintiles IMS Holdings, Inc. (a)	23
1,216	Thermo Electron Corp.	230
461	VWR Corp. (a)	15
771	Waters Corp. (a)	138

		1,174

	Machinery — 1.44%
365	AGCO Corp.	27
16,778	Caterpillar, Inc.	2,093
1,343	Colfax Corp. (a)	56
789	Crane Co.	63
7,209	Cummins, Inc.	1,211
53	Donaldson Company, Inc.	2
5,629	Dover Corp.	514
702	Flowserve Corp.	30
3,214	Fortive Corp.	228
28	IDEX Corp.	3
700	Ingersoll-Rand PLC	62
1,362	ITT, Inc.	60
39,306	Oshkosh Corp.	3,245
5,297	PACCAR, Inc.	383
114	Parker Hannifin Corp.	20
5,922	Pentair PLC	403
849	Snap-on, Inc.	127
762	Stanley Black & Decker, Inc.	115
1,381	Terex Corp.	62
3,038	The Timken Co.	147
2,314	Trinity Industries, Inc.	74
499	WABCO Holdings, Inc. (a)	74
312	Wabtec Corp.	24
485	Xylem, Inc.	30

		9,053

	Marine — 0.00%
298	Kirby Corp. (a)	20

	Media — 1.71%
357	Charter Communications, Inc., Class – A (a)	130
5,205	Cinemark Holdings, Inc.	188
122,006	Comcast Corp., Class – A	4,695
3,068	Discovery Communications, Inc., Class – A (a)	65
4,263	Discovery Communications, Inc., Class – C (a)	86
3,263	Dish Network Corp. (a)	177
2,187	John Wiley & Sons, Inc., Class – A	117
474	Liberty Broadband, Class – A (a)	45
1,920	Liberty Broadband, Class – C (a)	183
133	Liberty Media Group, Class – A (a)	5
1,084	Liberty Media Group, Class – C (a)	41
485	Liberty SiriusXM Group, Class – A (a)	20

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
975	Liberty SiriusXM Group, Class – C (a)	$41
844	Lions Gate Entertainment Corp., Class – A (a)	28
997	Lions Gate Entertainment Corp., Class – B (a)	32
703	News Corp., Inc.	10
7,307	News Corp., Inc., Class – A	97
12,738	Omnicom Group, Inc.	944
51,329	Regal Entertainment Group, Class – A	821
1,361	Scripps Networks Interactive, Class – A	117
20,195	Sirius XM Holdings, Inc.	111
4,208	TEGNA, Inc.	56
33,110	The Interpublic Group of Companies, Inc.	688
92	The Madison Square Garden Co., Class – A (a)	20
2,737	The Walt Disney Co.	270
4,298	Time Warner, Inc.	440
2,640	Tribune Media Co.	108
19,658	Twenty-First Century Fox, Inc.	519
2,328	Twenty-First Century Fox, Inc.	60
54	Viacom, Inc., Class – A	2
20,616	Viacom, Inc., Class – B	574

		10,690

	Metals & Mining — 0.39%
17,246	Alcoa Corp. (a)	805
20,525	Freeport-McMoRan Copper & Gold, Inc. (a)	288
2,965	Newmont Mining Corp.	111
14,330	Nucor Corp.	803
3,294	Reliance Steel & Aluminum Co.	251
236	Royal Gold, Inc.	20
100	Southern Copper Corp.	4
3,572	Steel Dynamics, Inc.	123
1,705	Tahoe Resources, Inc.	9
942	United States Steel Corp.	24

		2,438

	Mortgage Real Estate Investment Trusts — 0.24%
15,926	AGNC Investment Corp.	345
35,825	Annaly Capital Management, Inc.	437
3,469	Chimera Investment Corp.	66
16,746	MFA Financial, Inc.	147
5,513	New Residential Investment Corp.	92
14,877	Starwood Property Trust, Inc.	323
6,454	Two Harbors Investment Corp.	65

		1,475

	Multiline Retail — 0.76%
952	Dollar General Corp.	77
65	Dollar Tree, Inc. (a)	6
8,470	Kohl’s Corp.	387
28,564	Macy’s, Inc.	623
3,707	Nordstrom, Inc.	175
58,893	Target Corp.	3,475

		4,743

	Multi-Utilities — 1.29%
3,863	Ameren Corp.	223
7,711	CenterPoint Energy, Inc.	225
5,011	CMS Energy Corp.	232
7,139	Consolidated Edison, Inc.	576
12,835	Dominion Resources, Inc.	988
2,984	DTE Energy Co.	320
3,697	MDU Resources Group, Inc.	96

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
141,792	NiSource, Inc.	$3,629
11,222	Public Service Enterprise Group, Inc.	519
3,436	SCANA Corp.	167
4,577	Sempra Energy	522
1,353	Vectren Corp.	89
7,508	WEC Energy Group, Inc.	471

		8,057

	Oil, Gas & Consumable Fuels — 8.44%
3,104	Anadarko Petroleum Corp.	152
7,644	Andeavor	788
3,964	Antero Resources Corp. (a)	79
15,818	Apache Corp.	724
7,312	Cabot Oil & Gas Corp.	196
109,000	Canadian Natural Resources	3,650
593	Centennial Resources Development (a)	11
434	Cheniere Energy, Inc. (a)	20
4,548	Chesapeake Energy Corp. (a)	20
42,842	Chevron Corp.	5,034
65	Cimarex Energy Co.	7
2,892	Concho Resources, Inc. (a)	381
52,043	ConocoPhillips	2,605
4,407	CONSOL Energy, Inc. (a)	75
1,476	Continental Resources, Inc. (a)	57
87,714	Devon Energy Corp.	3,220
1,782	Diamondback Energy, Inc. (a)	175
1,918	Energen Corp. (a)	105
77,959	EOG Resources, Inc.	7,541
3,434	EQT Corp.	224
2,376	Extraction Oil & Gas, Inc. (a)	37
70,616	Exxon Mobil Corp.	5,788
3,189	Gulfport Energy Corp. (a)	46
93,951	Hess Corp.	4,405
8,240	HollyFrontier Corp.	296
90,139	Kinder Morgan, Inc.	1,729
1,184	Kosmos Energy Ltd. (a)	9
16,560	Marathon Oil Corp.	225
115,747	Marathon Petroleum Corp.	6,490
7,800	Murphy Oil Corp.	207
9,399	Noble Energy, Inc.	267
26,553	Occidental Petroleum Corp.	1,705
12,287	ONEOK, Inc.	681
3,754	Parsley Energy, Inc., Class – A (a)	99
4,761	PBF Energy, Inc., Class – A	131
21,828	Phillips 66	2,000
3,271	Pioneer Natural Resources Co.	483
1,345	QEP Resources, Inc. (a)	12
4,520	Range Resources Corp.	88
493	Rice Energy, Inc. (a)	14
2,224	RSP Permian, Inc. (a)	77
2,278	SM Energy Co.	40
2,705	Southwestern Energy Co. (a)	17
7,352	Targa Resources Corp.	348
26,940	The Williams Companies, Inc.	808
23,295	Valero Energy Corp.	1,792
1,939	Whiting Petroleum Corp. (a)	11
1,399	World Fuel Services Corp.	47
2,148	WPX Energy, Inc. (a)	25

		52,941

	Paper & Forest Products — 0.02%
2,844	Domtar Corp.	123

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products — 0.14%
25,670	Coty, Inc., Class – A	$424
746	Edgewell Personal Care Co. (a)	54
524	Herbalife Ltd. (a)	36
2,386	Nu Skin Enterprises, Inc., Class – A	147
1,670	The Estee Lauder Companies, Inc., Class – A	180

		841

	Pharmaceuticals — 4.09%
929	Akorn, Inc. (a)	31
1,860	Allergan PLC	381
61,080	Bristol-Myers Squibb Co.	3,893
24,068	Eli Lilly & Co.	2,059
1,345	ENDO International PLC (a)	12
39,617	Johnson & Johnson	5,151
94,083	Mallinckrodt PLC (a)	3,516
69,125	Merck & Co., Inc.	4,426
8,297	Mylan N.V. (a)	260
737	Perrigo Co. PLC	62
132,723	Pfizer, Inc.	4,738
62,226	Teva Pharmaceutical Industries Ltd., ADR	1,095

		25,624

	Professional Services — 0.14%
950	IHS Markit Ltd. (a)	42
1,359	ManpowerGroup, Inc.	160
12,769	Nielsen Holdings PLC	530
1,826	Robert Half International, Inc.	92
123	The Dun & Bradstreet Corp.	14

		838

	Real Estate Management & Development — 0.04%
2,410	CBRE Group, Inc., Class – A (a)	91
364	Howard Hughes Corp. (a)	43
466	Jones Lang LaSalle, Inc.	58
1,460	Realogy Holdings Corp.	48

		240

	Road & Rail — 0.61%
27	AMERCO, Inc.	10
539	CSX Corp.	29
798	Genesee & Wyoming, Inc., Class – A (a)	59
576	Kansas City Southern	63
3,858	Norfolk Southern Corp.	510
128	Old Dominion Freight Line, Inc.	14
2,362	Ryder System, Inc.	200
25,440	Union Pacific Corp.	2,950

		3,835

	Semiconductors & Semiconductor Equipment — 3.39%
8,883	Analog Devices, Inc.	765
10,670	Cypress Semiconductor Corp.	160
474	First Solar, Inc. (a)	22
309,805	Intel Corp.	11,797
3,629	KLA-Tencor Corp.	385
1,767	Lam Research Corp.	327
2,191	Marvell Technology Group Ltd.	39
7,348	Maxim Integrated Products, Inc.	351
1,474	Micron Technology, Inc. (a)	58
117	Microsemi Corp. (a)	6
838	NXP Semiconductors N.V. (a)	95
321	ON Semiconductor Corp. (a)	6
367	Qorvo, Inc. (a)	26
76,328	Qualcomm, Inc.	3,957

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
1,996	Skyworks Solutions, Inc.	$203
2,281	Teradyne, Inc.	85
31,891	Texas Instruments, Inc.	2,859
531	Versum Materials, Inc.	21
115	Xilinx, Inc.	8

		21,170

	Software — 2.42%
207	Autodesk, Inc. (a)	23
10,029	CA, Inc.	335
945	FireEye, Inc. (a)	16
242	Guidewire Software, Inc. (a)	19
39,221	Microsoft Corp.	2,922
1,541	Nuance Communications, Inc. (a)	24
241,176	Oracle Corp.	11,660
72	SS&C Technologies Holdings, Inc.	3
775	Synopsys, Inc. (a)	62
651	VMware, Inc., Class – A (a)	71
4,382	Zynga, Inc. (a)	17

		15,152

	Specialty Retail — 1.39%
297	Advance Auto Parts, Inc.	29
346	AutoNation, Inc. (a)	16
22	AutoZone, Inc. (a)	13
6,812	Bed Bath & Beyond, Inc.	160
13,772	Best Buy Co., Inc.	784
172	Burlington Stores, Inc. (a)	16
3,894	Dick’s Sporting Goods, Inc.	105
8,093	Foot Locker, Inc.	285
30,929	GameStop Corp., Class – A	639
11,095	Gap, Inc.	328
8,107	L Brands, Inc.	337
111,750	Michaels Companies, Inc. The (a)	2,400
185	Murphy USA, Inc. (a)	13
1,338	Penske Automotive Group, Inc.	64
481	Sally Beauty Holdings, Inc. (a)	9
1,220	Signet Jewelers Ltd.	81
17,841	The Home Depot, Inc.	2,919
3,843	Tiffany & Co.	353
1,537	Urban Outfitters, Inc. (a)	37
3,117	Williams-Sonoma, Inc.	155

		8,743

	Technology Hardware, Storage & Peripherals — 2.05%
4,416	Apple, Inc.	681
9,195	Hewlett Packard Enterprise Co.	135
297,022	HP, Inc.	5,928
29,466	NCR Corp. (a)	1,106
3,300	NetApp, Inc.	144
9,895	Western Digital Corp.	855
119,369	Xerox Corp.	3,974

		12,823

	Textiles, Apparel & Luxury Goods — 0.31%
9,034	Coach, Inc.	364
12,438	Hanesbrands, Inc.	306
1,378	Lululemon Athletica, Inc. (a)	86
3,013	Michael Kors Holdings Ltd. (a)	144
424	PVH Corp.	53
2,634	Ralph Lauren Corp.	233
399	Skechers USA, Inc., Class – A (a)	10
266	Under Armour, Inc., Class – A (a)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
270	Under Armour, Inc., Class – C (a)	$4
11,697	V.F. Corp.	744

		1,948

	Thrifts & Mortgage Finance — 0.05%
21,441	New York Community Bancorp, Inc.	276
342	TFS Financial Corp.	6

		282

	Tobacco — 2.93%
55,425	Altria Group, Inc.	3,515
50,730	British American Tobacco PLC, ADR	3,168
105,516	Philip Morris International, Inc.	11,713

		18,396

	Trading Companies & Distributors — 0.23%
1,434	Air Lease Corp.	61
7,934	Fastenal Co.	362
1,992	HD Supply Holdings, Inc. (a)	72
1,907	MSC Industrial Direct Co., Inc., Class – A	144
3,389	W.W. Grainger, Inc.	609
907	Watsco, Inc.	146
759	WESCO International, Inc. (a)	44

		1,438

	Transportation Infrastructure — 0.09%
7,416	Macquarie Infrastructure Corp.	535

	Water Utilities — 0.03%
997	American Water Works Co., Inc.	81
3,241	Aqua America, Inc.	107

		188

	Wireless Telecommunication Services — 1.37%
3,509	Sprint Nextel Corp. (a)	27
4,836	Telephone & Data Systems, Inc.	135
135,974	T-Mobile USA, Inc. (a)	8,384
281	US Cellular Corp. (a)	10

		8,556

	Total Common Stocks	597,546

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
11,130	Safeway, Inc. (Casa Ley) *(a)	11
11,130	Safeway, Inc. (PDC) *(a)	—

	Total Contingent Rights	11

Principal Amount (000)
	U.S. Treasury Obligation — 0.00%
$10	U.S. Treasury Bill, 0.96%, 12/7/17 (b)(c)	10

	Total U.S. Treasury Obligation	10

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.51%
$3,178	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 10/2/17	$3,178
	Total Time Deposit	3,178

Shares
	Mutual Funds — 4.40%
1,932,385	Dreyfus Treasury Prime Cash Management Fund, 0.90% (d)	1,932
2,579,437	Federated Treasury Obligations Fund, Institutional Shares, 0.87% ^^(d)	2,579
8	State Street Institutional Treasury Money Market Fund, 0.94% (d)	—
23,062,853	State Street Institutional Treasury Plus Money Market Fund, 0.94% (d)	23,064
	Total Mutual Funds	27,575

Principal Amount (000)
	Repurchase Agreement — 0.35%
$2,223	Jefferies LLC, 1.12%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $2,223,585 collateralized by U.S. Treasury Obligations, 1.24% – 2.97%, 5/15/18 – 8/15/46 fair value $2,267,849)^^	2,223
	Total Repurchase Agreement	2,223
	Total Investments (cost $515,007) — 100.66%	630,543
	Liabilities in excess of other assets — (0.66)%	(4,115)
	Net Assets—100.00%	$626,428

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $4,699 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on September 30, 2017.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	36.10%	48.64%	10.66%	—	—	95.40%
Contingent Rights	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.00%	—	—	0.00%
Time Deposit	0.51%	—	—	—	—	0.51%
Mutual Funds	0.39%	0.39%	0.04%	2.91%	0.67%	4.40%
Repurchase Agreement	0.33%	0.02%	—	—	—	0.35%
Other Assets (Liabilities)	-0.56%	-0.13%	0.00%	0.03%	0.00%	-0.66%

Total Net Assets	36.77%	48.92%	10.70%	2.94%	0.67%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	23	12/15/17	$2,837	$2,894	$57
E-Mini S&P Midcap 400 Future	6	12/15/17	1,031	1,077	46

			$3,868	$3,971	$103

		Total Unrealized Appreciation			$103
		Total Unrealized Depreciation			—

		Total Net Unrealized Appreciation/(Depreciation)			$103

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.25%
	Aerospace & Defense — 2.41%
3,025	Arconic, Inc.	$75
1,190	General Dynamics Corp.	245
1,697	Hexcel Corp.	97
782	Huntington Ingalls Industries, Inc.	177
591	L3 Technologies, Inc.	111
7,282	Lockheed Martin Corp.	2,260
1,362	Orbital ATK, Inc.	181
48,718	Raytheon Co.	9,091
2,896	Spirit Aerosystems Holdings, Inc., Class – A	225
263	Teledyne Technologies, Inc. (a)	42
6,451	Textron, Inc.	348
15,241	The Boeing Co.	3,874
30,300	United Technologies Corp.	3,517

		20,243

	Air Freight & Logistics — 0.30%
4,016	C.H. Robinson Worldwide, Inc.	306
429	Expeditors International of Washington, Inc.	26
18,095	United Parcel Service, Inc., Class – B	2,172
209	XPO Logistics, Inc. (a)	14

		2,518

	Airlines — 0.71%
1,683	Alaska Air Group, Inc.	128
2,017	American Airlines Group, Inc.	96
1,505	Copa Holdings SA, Class – A	187
36,643	Delta Air Lines, Inc.	1,767
184,381	JetBlue Airways Corp. (a)	3,417
1,415	Spirit Airlines, Inc. (a)	47
5,682	United Continental Holdings, Inc. (a)	346

		5,988

	Auto Components — 1.32%
757	Adient PLC	64
1,444	BorgWarner, Inc.	74
811	Gentex Corp.	16
1,927	Goodyear Tire & Rubber Co.	64
21,510	Lear Corp.	3,723
134,187	Magna International, Inc., ADR	7,163

		11,104

	Automobiles — 0.66%
190,318	Ford Motor Co.	2,278
68,992	General Motors Co.	2,786
10,208	Harley-Davidson, Inc.	492

		5,556

	Banks — 9.03%
4,569	Associated Banc-Corp.	111
727,290	Bank of America Corp.	18,430
2,370	Bank of Hawaii Corp.	198
3,074	Bank of the Ozarks, Inc.	148
6,027	BankUnited, Inc.	214
48,655	BB&T Corp.	2,284
767	BOK Financial Corp.	68
5,657	CIT Group, Inc.	277
40,643	Citigroup, Inc.	2,956
15,490	Citizens Financial Group, Inc.	587
72,833	Comerica, Inc.	5,554
687	Commerce Bancshares, Inc.	40
3,183	Cullen/Frost Bankers, Inc.	302
4,241	East West Bancorp, Inc.	254

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
45,046	Fifth Third Bancorp	$1,260
3,087	First Hawaiian, Inc.	94
7,007	First Horizon National Corp.	134
236	First Republic Bank	25
18,267	FNB Corp.	256
38,972	Huntington Bancshares, Inc.	544
73,222	JPMorgan Chase & Co.	6,993
33,168	KeyCorp	624
4,348	M&T Bank Corp.	700
6,782	PacWest Bancorp	343
19,380	People’s United Financial, Inc.	352
435	Pinnacle Financial Partners, Inc.	29
28,636	PNC Financial Services Group, Inc.	3,859
8,768	Popular, Inc.	315
2,049	Prosperity Bancshares, Inc.	135
76,765	Regions Financial Corp.	1,169
1,376	Signature Bank (a)	176
30,939	SunTrust Banks, Inc.	1,849
1,281	SVB Financial Group (a)	240
924	Synovus Financial Corp.	43
5,026	TCF Financial Corp.	86
82,743	U.S. BanCorp	4,434
689	Webster Financial Corp.	36
367,544	Wells Fargo & Co.	20,270
2,528	Western Alliance Bancorp (a)	134
6,030	Zions BanCorp.	284

		75,807

	Beverages — 1.60%
28	Brown-Forman Corp., Class – A	2
3,327	Brown-Forman Corp., Class – B	181
7,288	Dr. Pepper Snapple Group, Inc.	645
1,316	Molson Coors Brewing Co., Class – B	107
7,620	Monster Beverage Corp. (a)	421
79,792	PepsiCo, Inc.	8,891
71,362	The Coca-Cola Co.	3,212

		13,459

	Biotechnology — 2.65%
46,301	AbbVie, Inc.	4,114
23	Agios Pharmaceuticals, Inc. (a)	2
3,952	Alexion Pharmaceuticals, Inc. (a)	554
81	Alnylam Pharmaceuticals, Inc. (a)	10
25,153	Amgen, Inc.	4,690
3,463	Biogen Idec, Inc. (a)	1,084
1,785	Bioverativ, Inc. (a)	102
135,240	Gilead Sciences, Inc.	10,956
104	Intrexon Corp. (a)	2
553	Juno Therapeutics, Inc. (a)	25
2,135	OPKO Health, Inc. (a)	15
1,341	Regeneron Pharmaceuticals, Inc. (a)	600
1,077	United Therapeutics Corp. (a)	126

		22,280

	Building Products — 0.22%
2,528	Fortune Brands Home & Security, Inc.	170
34,052	Johnson Controls International PLC	1,372
23	Lennox International, Inc.	4
856	Masco Corp.	33
2,632	Owens Corning, Inc.	204
2,104	USG Corp. (a)	69

		1,852

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets — 2.10%
441	Affiliated Managers Group, Inc.	$84
5,236	Ameriprise Financial, Inc.	778
7,653	BGC Partners, Inc., Class – A	111
4,023	BlackRock, Inc., Class – A	1,798
2,603	CME Group, Inc.	353
2,101	E*Trade Financial Corp. (a)	92
3,289	Eaton Vance Corp.	162
4,873	Federated Investors, Inc., Class – B	145
9,448	Franklin Resources, Inc.	421
31,789	Goldman Sachs Group, Inc.	7,539
504	Interactive Brokers Group, Inc., Class – A	23
2,370	IntercontinentalExchange Group, Inc.	163
22,019	Invesco Ltd.	771
6,035	Lazard Ltd., Class – A	273
5,160	Legg Mason, Inc.	203
36,328	Morgan Stanley	1,749
5,958	Northern Trust Corp.	548
755	Raymond James Financial, Inc.	64
10,526	State Street Corp.	1,006
14,100	T. Rowe Price Group, Inc.	1,277
216	TD Ameritrade Holding Corp.	11
1,849	The Charles Schwab Corp.	81
868	The NASDAQ OMX Group, Inc.	67

		17,719

	Chemicals — 1.70%
11,628	Air Products & Chemicals, Inc.	1,758
2,663	Albemarle Corp.	363
489	Ashland Global Holdings, Inc.	32
2,203	Cabot Corp.	123
2,860	Celanese Corp., Series A	298
97,689	CF Industries Holdings, Inc.	3,435
51,181	DowDupont, Inc. (a)	3,543
8,030	Eastman Chemical Co.	727
4,465	Huntsman Corp.	122
16,367	LyondellBasell Industries N.V., Class – A	1,620
5	NewMarket Corp.	2
5,748	Olin Corp.	197
981	Platform Specialty Products Corp. (a)	11
154	PPG Industries, Inc.	17
8,924	Praxair, Inc.	1,247
3,997	RPM International, Inc.	205
18,444	The Mosaic Co.	398
1,170	The Scotts Miracle-Gro Co.	114
1,558	Valvoline, Inc.	37
154	Westlake Chemical Corp.	13

		14,262

	Commercial Services & Supplies — 0.20%
148	Clean Harbors, Inc. (a)	8
4,882	Copart, Inc. (a)	168
3,882	KAR Auction Services, Inc.	185
6,814	Pitney Bowes, Inc.	95
1,758	Republic Services, Inc., Class – A	116
2,656	Stericycle, Inc. (a)	190
11,352	Waste Management, Inc.	890

		1,652

	Communications Equipment — 1.68%
1,352	Arris International PLC (a)	39
3,081	Brocade Communications Systems, Inc.	37
158,673	Cisco Systems, Inc.	5,335
711	Commscope Holding, Inc. (a)	24
364	EchoStar Corp., Class – A (a)	21

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
1,176	F5 Networks, Inc. (a)	$142
722	Harris Corp.	95
9,534	Juniper Networks, Inc.	265
8,040	Motorola Solutions, Inc.	682
1,257,492	Nokia Corp., ADR	7,520

		14,160

	Construction & Engineering — 0.08%
3,651	AECOM Technology Corp. (a)	134
3,368	Fluor Corp.	142
2,816	Jacobs Engineering Group, Inc.	164
3,183	Quanta Services, Inc. (a)	119
543	Valmont Industries, Inc.	86

		645

	Construction Materials — 0.01%
790	Eagle Materials, Inc., Class – A	84
48	Martin Marietta Materials, Inc.	10
74	Vulcan Materials Co.	9

		103

	Consumer Finance — 2.48%
12,962	Ally Financial, Inc.	314
20,108	American Express Co.	1,819
66,780	Capital One Financial Corp.	5,654
232	Credit Acceptance Corp. (a)	65
23,372	Discover Financial Services	1,507
16,744	Navient Corp.	251
83,252	OneMain Holdings, Inc. (a)	2,347
4,179	Santander Consumer USA Holdings, Inc. (a)	64
12,364	SLM Corp. (a)	142
279,438	Synchrony Financial	8,677

		20,840

	Containers & Packaging — 0.29%
356	AptarGroup, Inc.	31
63	Ardagh Group SA	1
41	Avery Dennison Corp.	4
1,282	Ball Corp.	53
3,631	Bemis Company, Inc.	165
2,613	Crown Holdings, Inc. (a)	156
10,518	Graphic Packaging Holding Co.	147
11,769	International Paper Co.	669
253	Owens-Illinois, Inc. (a)	6
2,363	Packaging Corporation of America	271
717	Sealed Air Corp.	31
3,575	Sonoco Products Co.	180
13,372	WestRock Co.	759

		2,473

	Distributors — 0.06%
4,886	Genuine Parts Co.	467
2,139	LKQ Corp. (a)	77

		544

	Diversified Consumer Services — 0.04%
87	Graham Holdings Co.	51
10,269	H&R Block, Inc.	272

		323

	Diversified Financial Services — 0.53%
22,686	Berkshire Hathaway, Inc., Class – B (a)	4,159
8,618	Leucadia National Corp.	218

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services (continued)
1,363	Voya Financial, Inc.	$54

		4,431

	Diversified Telecommunication Services — 1.43%
154,976	AT&T, Inc.	6,071
16,036	CenturyLink, Inc.	303
8,845	Level 3 Communications, Inc. (a)	471
101,273	Verizon Communications, Inc.	5,012
4,066	Zayo Group Holdings, Inc. (a)	140

		11,997

	Electric Utilities — 3.12%
4,360	Alliant Energy Corp.	181
110,810	American Electric Power, Inc.	7,784
1,441	Avangrid, Inc.	68
20,106	Duke Energy Corp.	1,687
66,365	Edison International	5,121
4,977	Entergy Corp.	380
9,119	Eversource Energy	551
25,781	Exelon Corp.	971
9,080	FirstEnergy Corp.	280
6,054	Great Plains Energy, Inc.	183
2,869	Hawaiian Electric Industries, Inc.	96
13,012	NextEra Energy, Inc.	1,907
5,796	OGE Energy Corp.	209
13,818	PG&E Corp.	941
3,051	Pinnacle West Capital Corp.	258
63,139	Portland General Electric Co.	2,882
13,126	PPL Corp.	498
29,349	The Southern Co.	1,442
2,944	Westar Energy, Inc.	146
14,128	Xcel Energy, Inc.	669

		26,254

	Electrical Equipment — 1.25%
115	Acuity Brands, Inc.	20
5,089	AMETEK, Inc.	336
100,406	Eaton Corp. PLC	7,710
32,390	Emerson Electric Co.	2,035
3,521	Hubbell, Inc.	409
1,064	Regal-Beloit Corp.	84
741	Sensata Technologies Holding N.V. (a)	36

		10,630

	Electronic Equipment, Instruments & Components — 0.26%
2,270	Arrow Electronics, Inc. (a)	183
3,168	Avnet, Inc.	125
48,838	Corning, Inc.	1,460
1,438	Dolby Laboratories, Inc., Class – A	83
2,951	FLIR Systems, Inc.	115
1,362	Jabil Circuit, Inc.	39
4,744	Keysight Technologies, Inc. (a)	197
173	National Instruments Corp.	7
403	Trimble Navigation Ltd. (a)	16

		2,225

	Energy Equipment & Services — 1.47%
3,253	Baker Hughes, Inc.	119
2,241	Halliburton Co.	103
6,475	Helmerich & Payne, Inc. ^	337
9,917	Nabors Industries Ltd.	80
11,690	National Oilwell Varco, Inc.	418
5,731	Oceaneering International, Inc.	151

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
1,562	Patterson-UTI Energy, Inc.	$33
241,858	RPC, Inc. ^	5,995
72,411	Schlumberger Ltd.	5,051
2,950	Transocean Ltd. (a)	32
6,783	Weatherford International PLC (a)	31

		12,350

	Equity Real Estate Investment Trusts — 2.74%
2,125	Alexandria Real Estate Equities, Inc.	253
4,460	American Campus Communities, Inc.	197
3,713	American Homes 4 Rent, Class – A	81
3,818	Apartment Investment & Management Co., Class – A	167
6,388	Apple Hospitality REIT, Inc.	121
4,539	AvalonBay Communities, Inc.	810
4,500	Boston Properties, Inc.	553
3,645	Brandywine Realty Trust	64
9,392	Brixmor Property Group, Inc.	177
2,674	Camden Property Trust	245
10,842	Colony Northstar, Inc.	136
3,476	Columbia Property Trust, Inc.	76
3,430	CoreCivic, Inc.	92
528	Coresite Realty Corp.	59
2,648	Corporate Office Properties Trust	87
5,791	Crown Castle International Corp.	579
3,609	CubeSmart	94
1,459	CyrusOne, Inc.	86
1,901	DCT Industrial Trust, Inc.	110
7,691	DDR Corp.	70
3,305	Digital Realty Trust, Inc.	391
2,147	Douglas Emmett, Inc.	85
10,225	Duke Realty Corp.	295
1,922	Empire State Realty Trust, Inc., Class – A	39
2,097	EPR Properties	146
1,902	Equity Commonwealth (a)	58
1,335	Equity Lifestyle Properties, Inc.	114
11,062	Equity Residential	729
2,149	Essex Property Trust, Inc.	546
1,962	Extra Space Storage, Inc.	157
2,220	Federal Realty Investment Trust	276
7,353	Forest City Realty Trust, Inc., Class – A	188
5,483	Gaming & Leisure Properties, Inc.	202
19,658	GGP, Inc.	408
14,987	HCP, Inc.	417
4,387	Healthcare Trust of America, Inc., Class – A	131
3,035	Highwoods Properties, Inc.	158
5,150	Hospitality Properties Trust	147
22,525	Host Hotels & Resorts, Inc.	416
4,676	Hudson Pacific Property, Inc.	157
1,439	Invitation Homes, Inc.	33
4,122	Iron Mountain, Inc.	160
654	JBG Smith Properties (a)	22
2,973	Kilroy Realty Corp.	211
13,903	Kimco Realty Corp.	272
1,177	Lamar Advertising Co., Class – A	81
4,135	Liberty Property Trust	170
1,536	Life Storage, Inc.	126
10,842	Medical Properties Trust, Inc.	142
33,813	Mid-America Apartment Communities, Inc.	3,613
4,659	National Retail Properties, Inc.	194
6,718	OMEGA Healthcare Investors, Inc.	214
3,030	Outfront Media, Inc.	76
5,614	Paramount Group, Inc.	90
1,096	Parks Hotels & Resorts, Inc.	30

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
4,261	Piedmont Office Realty Trust, Inc., Class – A	$86
15,193	Prologis, Inc.	963
2,444	Public Storage	523
3,697	Rayonier, Inc.	107
8,689	Realty Income Corp.	497
4,751	Regency Centers Corp.	295
7,723	Retail Properties of America, Inc., Class – A	101
7,242	Senior Housing Properties Trust	142
5,611	Simon Property Group, Inc.	902
3,056	SL Green Realty Corp.	310
16,841	Spirit Realty Capital, Inc.	144
5,411	Store Capital Corp.	135
2,332	Sun Communities, Inc.	200
2,786	Tanger Factory Outlet Centers, Inc.	68
1,062	Taubman Centers, Inc.	53
4,657	The Macerich Co.	256
8,315	UDR, Inc.	316
1,236	Uniti Group, Inc.	18
11,164	Ventas, Inc.	727
29,316	VEREIT, Inc.	243
5,355	Vornado Realty Trust	412
3,933	Weingarten Realty Investors	125
11,798	Welltower, Inc.	829
23,115	Weyerhaeuser Co.	787
3,208	WP Carey, Inc.	216

		23,006

	Food & Staples Retailing — 1.39%
293	Casey’s General Stores, Inc.	32
43,252	CVS Caremark Corp.	3,517
4,034	Rite Aid Corp. (a)	8
13,322	Sysco Corp.	719
49,875	The Kroger Co.	1,000
1,438	US Foods Holding Corp. (a)	38
19,884	Walgreens Boots Alliance, Inc.	1,535
61,994	Wal-Mart Stores, Inc.	4,845

		11,694

	Food Products — 2.59%
70,025	Archer-Daniels-Midland Co.	2,977
1,712	Blue Buffalo Pet Products, Inc. (a)	49
13,757	Bunge Ltd.	956
12,753	Campbell Soup Co.	597
22,326	ConAgra Foods, Inc.	753
9,987	Flowers Foods, Inc.	188
56,051	General Mills, Inc.	2,901
4,090	Hershey Co.	447
7,009	Hormel Foods Corp.	225
1,875	Ingredion, Inc.	226
14,272	Kellogg Co.	890
3,598	Lamb Weston Holding, Inc.	169
2,062	McCormick & Company, Inc.	212
51,495	Mondelez International, Inc., Class – A	2,094
1,043	Pilgrim’s Pride Corp. (a)	30
4,277	Pinnacle Foods, Inc.	245
532	Post Holdings, Inc. (a)	47
2	Seaboard Corp.	9
2,718	The Hain Celestial Group, Inc. (a)	112
9,509	The J.M. Smucker Co.	998
26,362	The Kraft Heinz Co.	2,044
300	TreeHouse Foods, Inc. (a)	20

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
79,507	Tyson Foods, Inc., Class – A	$5,600

		21,789

	Gas Utilities — 0.04%
2,044	Atmos Energy Corp.	171
2,290	National Fuel Gas Co.	130
1,315	UGI Corp.	62

		363

	Health Care Equipment & Supplies — 0.68%
13,001	Abbott Laboratories	694
646	Alere, Inc. (a)	33
3,481	Baxter International, Inc.	218
4,751	Danaher Corp.	408
1,722	Dentsply Sirona, Inc.	103
36	Hill-Rom Holdings, Inc.	3
907	Hologic, Inc. (a)	33
46,787	Medtronic PLC	3,639
691	STERIS PLC	61
296	Teleflex, Inc.	72
85	The Cooper Companies, Inc.	20
2,222	Varian Medical Systems, Inc. (a)	222
1,556	Zimmer Holdings, Inc.	182

		5,688

	Health Care Providers & Services — 3.62%
583	Acadia Healthcare Company, Inc. (a)	28
30,189	Aetna, Inc.	4,800
2,057	Anthem, Inc.	391
1,472	Brookdale Senior Living, Inc. (a)	16
17,878	Cardinal Health, Inc.	1,196
5,453	Centene Corp. (a)	528
54,652	CIGNA Corp.	10,217
5,020	DaVita Healthcare Partners, Inc. (a)	298
878	Envision Healthcare Corp. (a)	39
18,705	Express Scripts Holding Co. (a)	1,184
2,120	HCA Holdings, Inc. (a)	169
3,571	Humana, Inc.	870
806	Laboratory Corporation of America Holdings (a)	122
1,141	LifePoint Hospitals, Inc. (a)	66
52,361	McKesson Corp.	8,043
2,972	MEDNAX, Inc. (a)	128
3,988	Patterson Companies, Inc.	154
360	Premier, Inc., Class – A (a)	12
1,047	Quest Diagnostics, Inc.	98
7,424	UnitedHealth Group, Inc.	1,454
2,769	Universal Health Services, Inc., Class – B	307
1,105	WellCare Health Plans, Inc. (a)	190

		30,310

	Hotels, Restaurants & Leisure — 0.81%
1,060	Aramark	43
19,431	Carnival Corp., Class – A	1,255
5,063	Darden Restaurants, Inc.	399
2,726	Dunkin’ Brands Group, Inc.	145
7,955	Extended Stay America, Inc.	159
732	Hilton Grand Vacations (a)	28
180	Hilton Worldwide Holdings, Inc.	13
739	Hyatt Hotels Corp., Class – A (a)	46
3,790	International Game Technology PLC	93
10,808	Las Vegas Sands Corp.	693
18,315	McDonald’s Corp.	2,869
9,899	MGM Resorts International	323

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
1,340	Norwegian Cruise Line Holdings Ltd. (a)	$72
1,327	Royal Caribbean Cruises Ltd.	157
1,906	Six Flags Entertainment Corp.	116
3,543	Wyndham Worldwide Corp.	373
439	Yum China Holdings, Inc. (a)	18

		6,802

	Household Durables — 0.37%
2,268	CalAtlantic Group, Inc.	83
9,048	D.R. Horton, Inc.	361
6,583	Garmin Ltd.	355
4,127	Leggett & Platt, Inc.	197
6,170	Lennar Corp., Class – A	326
91	Lennar Corp., Class – B	4
449	Mohawk Industries, Inc. (a)	111
16,791	Newell Rubbermaid, Inc.	717
8,263	PulteGroup, Inc.	226
204	Tempur Sealy International, Inc. (a)	13
4,107	Toll Brothers, Inc.	170
1,395	Tupperware Brands Corp.	86
2,729	Whirlpool Corp.	504

		3,153

	Household Products — 1.42%
3,083	Church & Dwight Co., Inc.	149
41,782	Colgate-Palmolive Co.	3,044
2,411	Energizer Holdings, Inc.	111
21,537	Kimberly-Clark Corp.	2,534
307	Spectrum Brands Holdings, Inc.	33
5,711	The Clorox Co.	753
58,449	The Procter & Gamble Co.	5,318

		11,942

	Independent Power & Renewable Electricity Producers — 0.04%
5,692	Calpine Corp. (a)	84
1,895	NRG Energy, Inc., Class – C	48
13,387	The AES Corp.	148
2,101	Vistra Energy Corp.	39

		319

	Industrial Conglomerates — 1.13%
13,702	3M Co.	2,876
1,532	Carlisle Companies, Inc.	154
211,506	General Electric Co.	5,113
9,445	Honeywell International, Inc.	1,339
61	Roper Industries, Inc.	15

		9,497

	Insurance — 5.83%
24,141	Aflac, Inc.	1,965
113	Alleghany Corp. (a)	63
91,723	Allstate Corp.	8,430
533	American Financial Group, Inc.	55
185,997	American International Group, Inc.	11,417
67	American National Insurance Co.	8
845	Arch Capital Group Ltd. (a)	83
4,514	Arthur J. Gallagher & Co.	278
1,762	Aspen Insurance Holdings Ltd.	71
5,164	Assurant, Inc.	493
3,830	Assured Guaranty Ltd.	145
1,850	Athene Holding Ltd. (a)	100
7,511	AXIS Capital Holdings Ltd.	430
635	Brighthouse Financial, Inc. (a)	39

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
885	Brown & Brown, Inc.	$43
3,591	Chubb Ltd.	512
5,108	Cincinnati Financial Corp.	391
953	CNA Financial Corp.	48
733	Erie Indemnity Co., Class – A	88
2,441	Everest Re Group Ltd.	557
76,250	First American Financial Corp.	3,810
175,260	FNF Group	8,318
337	Hanover Insurance Group, Inc.	33
2,790	Hartford Financial Services Group, Inc.	155
7,214	Lincoln National Corp.	530
8,889	Loews Corp.	425
104	Markel Corp. (a)	111
1,050	Mercury General Corp.	60
35,359	MetLife, Inc.	1,837
14,704	Old Republic International Corp.	290
10,618	Principal Financial Group, Inc.	683
1,993	ProAssurance Corp.	109
27,287	Prudential Financial, Inc.	2,901
2,040	Reinsurance Group of America	285
1,248	RenaissanceRe Holdings Ltd.	169
18,356	The Travelers Companies, Inc.	2,249
882	Torchmark Corp.	71
7,316	Unum Group	374
5,877	Validus Holdings Ltd.	289
3,033	W.R. Berkley Corp.	202
33	White Mountains Insurance Group Ltd.	28
980	Willis Towers Watson PLC	151
14,859	XL Group Ltd.	586

		48,882

	Internet & Direct Marketing Retail — 0.02%
356	Liberty Expedia Holdings, Class – A (a)	19
1,363	Liberty Interactive Corp., QVC Group (a)	32
2,126	Liberty Ventures, Class – A (a)	122
506	TripAdvisor, Inc. (a)	21

		194

	Internet Software & Services — 0.14%
3,895	Akamai Technologies, Inc. (a)	190
23,138	eBay, Inc. (a)	890
174	LogMeln, Inc.	19
4,872	Twitter, Inc. (a)	82
126	Zillow Group, Inc., Class – A (a)	5
242	Zillow Group, Inc., Class – C (a)	10

		1,196

	IT Services — 1.31%
6,902	Accenture PLC, Class – A	932
1,110	Amdocs Ltd.	71
12,047	Automatic Data Processing, Inc.	1,317
81,714	Booz Allen Hamilton Holding Corp.	3,055
8,828	Cognizant Technology Solutions Corp.	640
1,455	Conduent, Inc. (a)	23
276	CoreLogic, Inc. (a)	13
1,395	DST Systems, Inc.	77
1,078	Fidelity National Information Services, Inc.	101
21,840	International Business Machines Corp.	3,169
4,562	Leidos Holdings, Inc.	270
8,708	Paychex, Inc.	522
10,427	Sabre Corp.	189
972	Teradata Corp. (a)	33
31,325	Western Union Co.	601

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
57	WEX, Inc. (a)	$6

		11,019

	Leisure Products — 0.08%
131	Brunswick Corp.	7
3,451	Hasbro, Inc.	337
11,670	Mattel, Inc.	181
1,793	Polaris Industries, Inc .^	188

		713

	Life Sciences Tools & Services — 0.21%
7,263	Agilent Technologies, Inc.	466
159	Bio-Rad Laboratories, Inc., Class – A (a)	35
603	Bio-Techne Corp.	73
2,161	Bruker Biosciences Corp.	64
2,424	Illumina, Inc. (a)	484
677	PerkinElmer, Inc.	47
1,228	Qiagen N.V. (a)	39
330	Quintiles IMS Holdings, Inc. (a)	31
1,693	Thermo Electron Corp.	320
641	VWR Corp. (a)	21
1,254	Waters Corp. (a)	225

		1,805

	Machinery — 1.35%
509	AGCO Corp.	38
16,747	Caterpillar, Inc.	2,089
2,074	Colfax Corp. (a)	86
1,222	Crane Co.	98
8,385	Cummins, Inc.	1,409
82	Donaldson Company, Inc.	4
5,887	Dover Corp.	538
986	Flowserve Corp.	42
5,195	Fortive Corp.	368
43	IDEX Corp.	5
969	Ingersoll-Rand PLC	86
2,100	ITT, Inc.	93
54,759	Oshkosh Corp.	4,519
8,176	PACCAR, Inc.	591
165	Parker Hannifin Corp.	29
6,181	Pentair PLC	420
1,315	Snap-on, Inc.	196
1,060	Stanley Black & Decker, Inc.	160
2,146	Terex Corp.	97
3,582	The Timken Co.	174
3,580	Trinity Industries, Inc.	114
812	WABCO Holdings, Inc. (a)	120
439	Wabtec Corp.	33
652	Xylem, Inc.	41

		11,350

	Marine — 0.00%
424	Kirby Corp. (a)	28

	Media — 1.85%
501	Charter Communications, Inc., Class – A (a)	182
6,426	Cinemark Holdings, Inc.	233
181,240	Comcast Corp., Class – A	6,975
4,993	Discovery Communications, Inc., Class – A (a)	106
6,687	Discovery Communications, Inc., Class – C (a)	135
5,247	Dish Network Corp. (a)	285
2,661	John Wiley & Sons, Inc., Class – A	142

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
737	Liberty Broadband, Class – A (a)	$69
2,964	Liberty Broadband, Class – C (a)	282
178	Liberty Media Group, Class – A (a)	6
1,305	Liberty Media Group, Class – C (a)	50
679	Liberty SiriusXM Group, Class – A (a)	28
1,362	Liberty SiriusXM Group, Class – C (a)	57
1,302	Lions Gate Entertainment Corp., Class – A (a)	44
1,571	Lions Gate Entertainment Corp., Class – B (a)	49
933	News Corp., Inc.	13
11,311	News Corp., Inc., Class – A	150
14,615	Omnicom Group, Inc.	1,083
107,559	Regal Entertainment Group, Class – A	1,721
2,195	Scripps Networks Interactive, Class – A	189
32,751	Sirius XM Holdings, Inc.	181
6,491	TEGNA, Inc.	87
36,273	The Interpublic Group of Companies, Inc.	754
129	The Madison Square Garden Co., Class – A (a)	28
3,809	The Walt Disney Co.	375
5,986	Time Warner, Inc.	613
2,773	Tribune Media Co.	113
30,774	Twenty-First Century Fox, Inc.	812
3,242	Twenty-First Century Fox, Inc.	84
55	Viacom, Inc., Class – A	2
24,296	Viacom, Inc., Class – B	676

		15,524

	Metals & Mining — 0.35%
17,277	Alcoa Corp. (a)	805
32,026	Freeport-McMoRan Copper & Gold, Inc. (a)	450
4,138	Newmont Mining Corp.	155
17,161	Nucor Corp.	963
3,904	Reliance Steel & Aluminum Co.	297
329	Royal Gold, Inc.	28
103	Southern Copper Corp.	4
5,520	Steel Dynamics, Inc.	190
2,403	Tahoe Resources, Inc.	13
1,312	United States Steel Corp.	34

		2,939

	Mortgage Real Estate Investment Trusts — 0.21%
19,369	AGNC Investment Corp.	420
37,916	Annaly Capital Management, Inc.	463
5,349	Chimera Investment Corp.	101
20,551	MFA Financial, Inc.	180
8,322	New Residential Investment Corp.	139
17,341	Starwood Property Trust, Inc.	377
9,961	Two Harbors Investment Corp.	100

		1,780

	Multiline Retail — 0.61%
1,329	Dollar General Corp.	108
87	Dollar Tree, Inc. (a)	8
10,123	Kohl’s Corp.	462
28,949	Macy’s, Inc.	632
3,669	Nordstrom, Inc.	173
63,810	Target Corp.	3,764

		5,147

	Multi-Utilities — 1.15%
4,333	Ameren Corp.	251
8,508	CenterPoint Energy, Inc.	249

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
5,544	CMS Energy Corp.	$257
8,739	Consolidated Edison, Inc.	705
14,130	Dominion Resources, Inc.	1,087
3,357	DTE Energy Co.	360
4,051	MDU Resources Group, Inc.	105
177,074	NiSource, Inc.	4,531
13,932	Public Service Enterprise Group, Inc.	644
4,102	SCANA Corp.	199
5,091	Sempra Energy	581
1,509	Vectren Corp.	99
9,158	WEC Energy Group, Inc.	575

		9,643

	Oil, Gas & Consumable Fuels — 8.06%
4,336	Anadarko Petroleum Corp.	212
9,250	Andeavor	954
6,293	Antero Resources Corp. (a)	125
16,471	Apache Corp.	754
11,770	Cabot Oil & Gas Corp.	315
139,916	Canadian Natural Resources	4,686
794	Centennial Resources Development (a)	14
588	Cheniere Energy, Inc. (a)	26
6,302	Chesapeake Energy Corp. (a)	27
51,461	Chevron Corp.	6,047
82	Cimarex Energy Co.	9
4,502	Concho Resources, Inc. (a)	593
65,197	ConocoPhillips	3,263
6,886	CONSOL Energy, Inc. (a)	117
2,335	Continental Resources, Inc. (a)	90
133,271	Devon Energy Corp.	4,892
2,806	Diamondback Energy, Inc. (a)	275
2,994	Energen Corp. (a)	164
98,096	EOG Resources, Inc.	9,489
5,373	EQT Corp.	351
3,693	Extraction Oil & Gas, Inc. (a)	57
86,805	Exxon Mobil Corp.	7,116
5,008	Gulfport Energy Corp. (a)	72
128,881	Hess Corp.	6,043
10,093	HollyFrontier Corp.	363
110,731	Kinder Morgan, Inc.	2,124
1,752	Kosmos Energy Ltd. (a)	14
25,785	Marathon Oil Corp.	350
153,426	Marathon Petroleum Corp.	8,604
9,566	Murphy Oil Corp.	254
14,664	Noble Energy, Inc.	416
27,980	Occidental Petroleum Corp.	1,797
12,163	ONEOK, Inc.	674
5,986	Parsley Energy, Inc., Class – A (a)	158
5,863	PBF Energy, Inc., Class – A	162
26,487	Phillips 66	2,426
5,103	Pioneer Natural Resources Co.	753
1,894	QEP Resources, Inc. (a)	16
7,067	Range Resources Corp.	138
687	Rice Energy, Inc. (a)	20
3,519	RSP Permian, Inc. (a)	122
3,636	SM Energy Co.	65
4,452	Southwestern Energy Co. (a)	27
7,747	Targa Resources Corp.	366
28,316	The Williams Companies, Inc.	850
27,886	Valero Energy Corp.	2,145
2,664	Whiting Petroleum Corp. (a)	15
2,202	World Fuel Services Corp.	75

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
3,005	WPX Energy, Inc. (a)	$35

		67,660

	Paper & Forest Products — 0.02%
3,370	Domtar Corp.	146

	Personal Products — 0.13%
26,511	Coty, Inc., Class – A	438
1,141	Edgewell Personal Care Co. (a)	83
853	Herbalife Ltd. (a)	58
2,598	Nu Skin Enterprises, Inc., Class – A	160
2,719	The Estee Lauder Companies, Inc., Class – A	293

		1,032

	Pharmaceuticals — 3.87%
1,439	Akorn, Inc. (a)	48
2,592	Allergan PLC	531
69,076	Bristol-Myers Squibb Co.	4,403
23,826	Eli Lilly & Co.	2,038
1,657	ENDO International PLC (a)	14
47,209	Johnson & Johnson	6,137
128,845	Mallinckrodt PLC (a)	4,815
80,222	Merck & Co., Inc.	5,137
12,856	Mylan N.V. (a)	403
1,027	Perrigo Co. PLC	87
156,098	Pfizer, Inc.	5,573
188,853	Teva Pharmaceutical Industries Ltd., ADR	3,324

		32,510

	Professional Services — 0.13%
1,377	IHS Markit Ltd. (a)	61
2,123	ManpowerGroup, Inc.	250
13,453	Nielsen Holdings PLC	558
2,972	Robert Half International, Inc.	150
174	The Dun & Bradstreet Corp.	20

		1,039

	Real Estate Management & Development — 0.04%
3,634	CBRE Group, Inc., Class – A (a)	137
550	Howard Hughes Corp. (a)	65
702	Jones Lang LaSalle, Inc.	87
2,202	Realogy Holdings Corp.	73

		362

	Road & Rail — 0.50%
37	AMERCO, Inc.	14
767	CSX Corp.	42
1,234	Genesee & Wyoming, Inc., Class – A (a)	91
807	Kansas City Southern	88
5,905	Norfolk Southern Corp.	781
178	Old Dominion Freight Line, Inc.	20
2,777	Ryder System, Inc.	235
25,370	Union Pacific Corp.	2,941

		4,212

	Semiconductors & Semiconductor Equipment — 3.14%
8,794	Analog Devices, Inc.	758
11,067	Cypress Semiconductor Corp.	166
606	First Solar, Inc. (a)	28
419,172	Intel Corp.	15,962
3,592	KLA-Tencor Corp.	381
2,876	Lam Research Corp.	532
3,060	Marvell Technology Group Ltd.	55

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
7,274	Maxim Integrated Products, Inc.	$347
2,084	Micron Technology, Inc. (a)	82
157	Microsemi Corp. (a)	8
1,167	NXP Semiconductors N.V. (a)	132
493	ON Semiconductor Corp. (a)	9
512	Qorvo, Inc. (a)	36
86,438	Qualcomm, Inc.	4,481
3,249	Skyworks Solutions, Inc.	331
3,728	Teradyne, Inc.	139
31,571	Texas Instruments, Inc.	2,830
845	Versum Materials, Inc.	33
171	Xilinx, Inc.	12

		26,322

	Software — 2.36%
289	Autodesk, Inc. (a)	32
10,632	CA, Inc.	355
1,302	FireEye, Inc. (a)	22
390	Guidewire Software, Inc. (a)	30
38,827	Microsoft Corp.	2,893
2,163	Nuance Communications, Inc. (a)	34
336,285	Oracle Corp.	16,260
110	SS&C Technologies Holdings, Inc.	4
1,048	Synopsys, Inc. (a)	84
1,059	VMware, Inc., Class – A (a)	116
5,856	Zynga, Inc. (a)	22

		19,852

	Specialty Retail — 1.20%
433	Advance Auto Parts, Inc.	43
478	AutoNation, Inc. (a)	23
31	AutoZone, Inc. (a)	18
8,123	Bed Bath & Beyond, Inc.	191
16,268	Best Buy Co., Inc.	927
225	Burlington Stores, Inc. (a)	21
4,560	Dick’s Sporting Goods, Inc.	123
9,243	Foot Locker, Inc.	326
31,628	GameStop Corp., Class – A	653
13,365	Gap, Inc.	395
8,496	L Brands, Inc.	354
153,456	Michaels Companies, Inc. The (a)	3,294
253	Murphy USA, Inc. (a)	17
1,390	Penske Automotive Group, Inc.	66
645	Sally Beauty Holdings, Inc. (a)	13
1,904	Signet Jewelers Ltd.	127
17,662	The Home Depot, Inc.	2,889
4,113	Tiffany & Co.	377
2,372	Urban Outfitters, Inc. (a)	57
3,338	Williams-Sonoma, Inc.	166

		10,080

	Technology Hardware, Storage & Peripherals — 2.09%
7,187	Apple, Inc.	1,108
12,701	Hewlett Packard Enterprise Co.	187
416,448	HP, Inc.	8,311
38,954	NCR Corp. (a)	1,462
5,318	NetApp, Inc.	233
10,359	Western Digital Corp.	895
160,351	Xerox Corp.	5,338

		17,534

	Textiles, Apparel & Luxury Goods — 0.26%
9,393	Coach, Inc.	379

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
12,313	Hanesbrands, Inc.	$303
2,243	Lululemon Athletica, Inc. (a)	140
4,623	Michael Kors Holdings Ltd. (a)	221
594	PVH Corp.	75
3,211	Ralph Lauren Corp.	283
535	Skechers USA, Inc., Class – A (a)	13
357	Under Armour, Inc., Class – A (a)	6
363	Under Armour, Inc., Class – C (a)	5
11,739	V.F. Corp.	747

		2,172

	Thrifts & Mortgage Finance — 0.04%
26,426	New York Community Bancorp, Inc.	341
439	TFS Financial Corp.	7

		348

	Tobacco — 2.76%
61,384	Altria Group, Inc.	3,893
69,121	British American Tobacco PLC, ADR	4,317
135,996	Philip Morris International, Inc.	15,097

		23,307

	Trading Companies & Distributors — 0.19%
2,211	Air Lease Corp.	94
7,854	Fastenal Co.	358
3,242	HD Supply Holdings, Inc. (a)	117
2,235	MSC Industrial Direct Co., Inc., Class – A	169
3,689	W.W. Grainger, Inc.	663
898	Watsco, Inc.	145
1,174	WESCO International, Inc. (a)	68

		1,614

	Transportation Infrastructure — 0.06%
7,514	Macquarie Infrastructure Corp.	542

	Water Utilities — 0.03%
1,360	American Water Works Co., Inc.	110
3,601	Aqua America, Inc.	120

		230

	Wireless Telecommunication Services — 0.83%
4,901	Sprint Nextel Corp. (a)	38
5,876	Telephone & Data Systems, Inc.	164
110,058	T-Mobile USA, Inc. (a)	6,787
434	US Cellular Corp. (a)	15

		7,004

	Total Common Stocks	750,164

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
18,568	Safeway, Inc. (Casa Ley) *(a)	19
18,568	Safeway, Inc. (PDC) *(a)	—

	Total Contingent Rights	19

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligation — 0.00%
$13	U.S. Treasury Bill, 0.96%, 12/7/17 (b)(c)	$13

	Total U.S. Treasury Obligation	13

	Time Deposit — 0.38%
3,178	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 10/2/17	3,178

	Total Time Deposit	3,178

Shares
	Mutual Funds — 10.33%
1,970,810	Dreyfus Treasury Prime Cash Management Fund, 0.90% (d)	1,971
3,465,003	Federated Treasury Obligations Fund, Institutional Shares, 0.87%^^ (d)	3,465
9	State Street Institutional Treasury Money Market Fund, 0.94% (d)	—
81,416,999	State Street Institutional Treasury Plus Money Market Fund, 0.94% (d)	81,417

	Total Mutual Funds	86,853

Principal Amount (000)
	Repurchase Agreement — 0.36%
$2,987	Jefferies LLC, 1.12%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $2,986,981 collateralized by U.S. Treasury Obligations, 1.24% – 2.97%, 5/15/18 – 8/15/46 fair value $3,046,441)^^	2,987

	Total Repurchase Agreement	2,987

	Total Investments (cost $720,229) — 100.32%	843,214
	Liabilities in excess of other assets — (0.32)%	(2,659)

	Net Assets—100.00%	$840,555

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $6,328 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on September 30, 2017.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	36.81%	41.37%	11.07%	—	—	89.25%
Contingent Rights	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.00%	—	—	0.00%
Time Deposit	0.38%	—	—	—	—	0.38%
Mutual Funds	0.38%	0.34%	0.02%	7.56%	2.03%	10.33%
Repurchase Agreement	0.34%	0.02%	—	—	—	0.36%
Other Assets (Liabilities)	-0.52%	-0.12%	0.00%	0.32%	0.00%	-0.32%

Total Net Assets	37.39%	41.61%	11.09%	7.88%	2.03%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	332	12/15/17	$40,917	$41,767	$850
E-Mini S&P Midcap 400 Future	89	12/15/17	15,291	15,982	691

			$56,208	$57,749	$1,541

		Total Unrealized Appreciation			$1,541
		Total Unrealized Depreciation			—

		Total Net Unrealized Appreciation/(Depreciation)			$1,541

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.06%
	Aerospace & Defense — 1.93%
890	BWX Technologies, Inc.	$50
7,702	General Dynamics Corp.	1,583
251	HEICO Corp.	23
467	HEICO Corp., Class – A	36
605	Hexcel Corp.	35
360	Huntington Ingalls Industries, Inc.	82
1,973	L3 Technologies, Inc.	372
8,663	Lockheed Martin Corp.	2,688
1,554	Northrop Grumman Corp.	447
8,345	Raytheon Co.	1,557
4,762	Rockwell Collins, Inc.	622
21,933	The Boeing Co.	5,575
461	TransDigm Group, Inc.	118
19,956	United Technologies Corp.	2,316

		15,504

	Air Freight & Logistics — 0.26%
4,832	C.H. Robinson Worldwide, Inc.	368
5,784	Expeditors International of Washington, Inc.	346
2,385	FedEx Corp.	538
6,643	United Parcel Service, Inc., Class – B	797
791	XPO Logistics, Inc. (a)	54

		2,103

	Airlines — 0.06%
941	Alaska Air Group, Inc.	72
1,866	American Airlines Group, Inc.	89
5,393	Southwest Airlines Co.	301
1,764	Spirit Airlines, Inc. (a)	59

		521

	Auto Components — 0.05%
262	BorgWarner, Inc.	13
2,588	Delphi Automotive PLC	255
1,730	Gentex Corp.	34
555	Lear Corp.	97
333	Visteon Corp. (a)	41

		440

	Automobiles — 0.36%
1,266	Harley-Davidson, Inc.	61
8,172	Tesla Motors, Inc. (a)	2,788
469	Thor Industries, Inc.	59

		2,908

	Banks — 0.48%
483	Bank of the Ozarks, Inc.	23
7,565	Citizens Financial Group, Inc.	286
1,339	Cullen/Frost Bankers, Inc.	127
80	East West Bancorp, Inc.	5
4,626	First Republic Bank	483
29,161	JPMorgan Chase & Co.	2,785
207	Pinnacle Financial Partners, Inc.	14
294	Signature Bank (a)	38
368	SVB Financial Group (a)	69
522	Western Alliance Bancorp (a)	28

		3,858

	Beverages — 1.78%
510	Brown-Forman Corp., Class – A	28
8,658	Brown-Forman Corp., Class – B	470
8,868	Constellation Brands, Inc., Class – A	1,769

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages (continued)
6,340	Dr. Pepper Snapple Group, Inc.	$561
14,913	Monster Beverage Corp. (a)	824
47,397	PepsiCo, Inc.	5,281
119,017	The Coca-Cola Co.	5,357

		14,290

	Biotechnology — 3.91%
29,838	AbbVie, Inc.	2,651
916	Acadia Pharmaceuticals, Inc. (a)	35
362	Agios Pharmaceuticals, Inc. (a)	24
14,205	Alexion Pharmaceuticals, Inc. (a)	1,993
1,446	Alkermes PLC (a)	74
623	Alnylam Pharmaceuticals, Inc. (a)	73
20,513	Amgen, Inc.	3,825
1,923	Biogen Idec, Inc. (a)	602
21,529	BioMarin Pharmaceutical, Inc. (a)	2,004
1,030	Bioverativ, Inc. (a)	59
40,934	Celgene Corp. (a)	5,969
2,802	Exelixis, Inc. (a)	68
8,970	Gilead Sciences, Inc.	727
1,628	Incyte Corp. (a)	190
160	Intercept Pharmaceuticals, Inc. (a)	9
397	Intrexon Corp. (a)	8
1,172	Ionis Pharmaceuticals, Inc. (a)	59
825	Neurocrine Biosciences, Inc. (a)	51
648	OPKO Health, Inc. (a)	4
23,812	Regeneron Pharmaceuticals, Inc. (a)	10,646
910	Seattle Genetics, Inc. (a)	50
361	Tesaro, Inc. (a)	47
15,071	Vertex Pharmaceuticals, Inc. (a)	2,291

		31,459

	Building Products — 0.05%
1,367	A.O. Smith Corp.	81
906	Allegion PLC	78
404	Armstrong World Industries, Inc. (a)	21
1,376	Fortune Brands Home & Security, Inc.	93
347	Lennox International, Inc.	62
2,011	Masco Corp.	78

		413

	Capital Markets — 2.69%
1,318	Ameriprise Financial, Inc.	196
536	BGC Partners, Inc., Class – A	8
3,019	CBOE Holdings, Inc.	325
7,638	CME Group, Inc.	1,036
1,050	Eaton Vance Corp.	52
1,389	FactSet Research Systems, Inc.	250
2,588	Federated Investors, Inc., Class – B	77
9,426	Franklin Resources, Inc.	420
11,803	Goldman Sachs Group, Inc.	2,800
2,695	IntercontinentalExchange Group, Inc.	185
578	Invesco Ltd.	20
1,039	Lazard Ltd., Class – A	47
186	Legg Mason, Inc.	7
814	LPL Financial Holdings, Inc.	42
349	MarketAxess Holdings, Inc.	64
1,603	Moody’s Corp.	223
26,690	Morgan Stanley	1,286
637	Morningstar, Inc.	54
845	MSCI, Inc. Common	99
306	Raymond James Financial, Inc.	26
21,391	S&P Global, Inc.	3,344
4,606	SEI Investments Co.	281

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
97,398	State Street Corp.	$9,305
6,601	T. Rowe Price Group, Inc.	598
8,631	TD Ameritrade Holding Corp.	421
9,076	The Charles Schwab Corp.	397
2,011	Waddell & Reed Financial, Inc., Class – A	40

		21,603

	Chemicals — 2.44%
5,117	Air Products & Chemicals, Inc.	774
18,449	Albemarle Corp.	2,515
2,007	Axalta Coating Systems Ltd. (a)	58
807	Celanese Corp., Series A	84
10,721	DowDupont, Inc. (a)	742
88,894	Ecolab, Inc.	11,433
1,293	FMC Corp.	115
893	Huntsman Corp.	24
2,714	International Flavors & Fragrances, Inc.	388
1,388	LyondellBasell Industries N.V., Class – A	137
4,229	Monsanto Co.	507
66	NewMarket Corp.	28
930	Platform Specialty Products Corp. (a)	10
2,290	PPG Industries, Inc.	249
9,313	Praxair, Inc.	1,301
1,172	RPM International, Inc.	60
1,790	The Chemours Co.	91
396	The Scotts Miracle-Gro Co.	39
2,728	The Sherwin-Williams Co.	977
639	W.R. Grace & Co.	46
163	Westlake Chemical Corp.	14

		19,592

	Commercial Services & Supplies — 0.21%
3,074	Cintas Corp.	443
340	Clean Harbors, Inc. (a)	19
7,710	Copart, Inc. (a)	265
1,301	KAR Auction Services, Inc.	62
3,222	Rollins, Inc.	149
2,028	Stericycle, Inc. (a)	145
4,492	Waste Connections, Inc.	314
3,522	Waste Management, Inc.	276

		1,673

	Communications Equipment — 0.66%
1,317	Arista Networks, Inc. (a)	250
123,993	Cisco Systems, Inc.	4,169
945	Commscope Holding, Inc. (a)	31
2,377	F5 Networks, Inc. (a)	287
3,273	Harris Corp.	431
153	Motorola Solutions, Inc.	13
845	Palo Alto Networks, Inc. (a)	122

		5,303

	Construction & Engineering — 0.04%
3,400	Fluor Corp.	143
3,090	Jacobs Engineering Group, Inc.	180
374	Quanta Services, Inc. (a)	14

		337

	Construction Materials — 0.04%
445	Eagle Materials, Inc., Class—A	47
540	Martin Marietta Materials, Inc.	111
1,164	Vulcan Materials Co.	140

		298

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance — 0.08%
279	Capital One Financial Corp.	$24
95	Credit Acceptance Corp. (a)	27
20,131	Synchrony Financial	624

		675

	Containers & Packaging — 0.12%
1,658	AptarGroup, Inc.	143
91	Ardagh Group SA	2
792	Avery Dennison Corp.	78
1,954	Ball Corp.	81
1,231	Berry Plastics Group, Inc. (a)	70
912	Crown Holdings, Inc. (a)	54
2,165	Graphic Packaging Holding Co.	30
3,612	International Paper Co.	205
1,251	Owens-Illinois, Inc. (a)	31
887	Packaging Corporation of America	102
1,046	Sealed Air Corp.	45
704	Silgan Holdings	21
2,428	Sonoco Products Co.	122

		984

	Distributors — 0.09%
4,202	Genuine Parts Co.	402
7,880	LKQ Corp. (a)	284
381	Pool Corp.	41

		727

	Diversified Consumer Services — 0.02%
464	Bright Horizons Family Solutions, Inc. (a)	40
292	H&R Block, Inc.	8
1,727	Service Corporation International	60
1,276	ServiceMaster Global Holdings, Inc. (a)	59

		167

	Diversified Financial Services — 0.00%
704	Leucadia National Corp.	18
99	Voya Financial, Inc.	4

		22

	Diversified Telecommunication Services — 0.13%
19,667	Verizon Communications, Inc.	973
1,761	Zayo Group Holdings, Inc. (a)	61

		1,034

	Electrical Equipment — 0.24%
298	Acuity Brands, Inc.	51
6,222	AMETEK, Inc.	411
17,132	Emerson Electric Co.	1,076
1,747	Hubbell, Inc.	203
1,239	Rockwell Automation, Inc.	221
788	Sensata Technologies Holding N.V. (a)	38

		2,000

	Electronic Equipment, Instruments & Components — 0.33%
10,358	Amphenol Corp., Class – A	877
1,465	CDW Corporation of Delaware	97
789	Cognex Corp.	87
237	Coherent, Inc. (a)	56
30,123	Corning, Inc.	901
1,189	Dolby Laboratories, Inc., Class – A	68
4,066	FLIR Systems, Inc.	158
340	IPG Photonics Corp. (a)	63
3,537	National Instruments Corp.	149

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
1,884	Trimble Navigation Ltd. (a)	$74
405	Universal Display Corp.	52
493	Zebra Technologies Corp., Class – A (a)	54

		2,636

	Energy Equipment & Services — 1.97%
76,525	Core Laboratories N.V.	7,553
953	Dril-Quip, Inc. (a)	42
855	Franks International N.V.	7
5,623	Halliburton Co.	259
2,381	Helmerich & Payne, Inc. ^	124
870	National Oilwell Varco, Inc.	31
2,406	Oceaneering International, Inc.	63
490	RPC, Inc.	12
108,626	Schlumberger Ltd.	7,578
5,648	TechnipFMC PLC (a)	158

		15,827

	Equity Real Estate Investment Trusts — 1.68%
4,067	American Tower Corp.	556
246	Boston Properties, Inc.	30
2,843	CoreCivic, Inc.	76
312	Coresite Realty Corp.	35
26,028	Crown Castle International Corp.	2,602
1,164	CubeSmart	30
720	CyrusOne, Inc.	42
1,480	Digital Realty Trust, Inc.	175
1,123	Douglas Emmett, Inc.	44
19,365	Equinix, Inc.	8,643
771	Equity Lifestyle Properties, Inc.	66
995	Extra Space Storage, Inc.	80
262	Federal Realty Investment Trust	33
741	Gaming & Leisure Properties, Inc.	27
148	Hudson Pacific Property, Inc.	5
2,203	Iron Mountain, Inc.	86
733	Lamar Advertising Co., Class – A	50
177	Outfront Media, Inc.	4
1,420	Public Storage	304
1,159	SBA Communications Corp. (a)	167
2,717	Simon Property Group, Inc.	437
150	Tanger Factory Outlet Centers, Inc.	4
284	Taubman Centers, Inc.	14

		13,510

	Food & Staples Retailing — 1.54%
25,740	Costco Wholesale Corp.	4,230
27,385	CVS Caremark Corp.	2,227
5,219	Rite Aid Corp. (a)	10
5,062	Sprouts Farmers Market, Inc. (a)	95
19,004	Sysco Corp.	1,025
4,764	The Kroger Co.	96
22,408	Walgreens Boots Alliance, Inc.	1,730
38,117	Wal-Mart Stores, Inc.	2,978

		12,391

	Food Products — 1.41%
879	Blue Buffalo Pet Products, Inc. (a)	25
5,351	Campbell Soup Co.	251
4,198	Flowers Foods, Inc.	79
3,940	General Mills, Inc.	204
4,666	Hershey Co.	509
6,389	Hormel Foods Corp.	205
2,200	Kellogg Co.	137

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
413	Lamb Weston Holding, Inc.	$19
4,099	McCormick & Company, Inc.	421
224,671	Mondelez International, Inc., Class – A	9,135
436	Pilgrim’s Pride Corp. (a)	12
2,855	The J.M. Smucker Co.	300
176	TreeHouse Foods, Inc. (a)	12

		11,309

	Health Care Equipment & Supplies — 2.08%
41,803	Abbott Laboratories	2,232
384	Abiomed, Inc. (a)	65
771	Align Technology, Inc. (a)	144
13,488	Baxter International, Inc.	846
7,188	Becton, Dickinson & Co.	1,408
43,382	Boston Scientific Corp. (a)	1,265
2,472	C.R. Bard, Inc.	792
14,331	Danaher Corp.	1,229
5,803	Dentsply Sirona, Inc.	347
813	DexCom, Inc. (a)	40
7,193	Edwards Lifesciences Corp. (a)	786
584	Hill-Rom Holdings, Inc.	43
1,630	Hologic, Inc. (a)	60
3,102	IDEXX Laboratories, Inc. (a)	482
1,253	Intuitive Surgical, Inc. (a)	1,310
35,361	Medtronic PLC	2,750
4,700	ResMed, Inc.	362
11,311	Stryker Corp.	1,607
85	Teleflex, Inc.	21
357	The Cooper Companies, Inc.	85
965	Varex Imaging Corp. (a)	33
3,283	Varian Medical Systems, Inc. (a)	328
695	West Pharmaceutical Services, Inc.	67
4,095	Zimmer Holdings, Inc.	479

		16,781

	Health Care Providers & Services — 3.09%
9,431	Aetna, Inc.	1,500
1,515	AmerisourceBergen Corp.	125
6,378	Anthem, Inc.	1,211
209	Centene Corp. (a)	20
2,097	CIGNA Corp.	392
16,627	Express Scripts Holding Co. (a)	1,053
263	HCA Holdings, Inc. (a)	21
5,516	Henry Schein, Inc. (a)	452
1,307	Humana, Inc.	318
2,391	Laboratory Corporation of America Holdings (a)	361
57	LifePoint Hospitals, Inc. (a)	3
5,818	McKesson Corp.	894
2,212	MEDNAX, Inc. (a)	95
2,209	Patterson Companies, Inc.	85
111	Premier, Inc., Class – A (a)	4
3,430	Quest Diagnostics, Inc.	321
90,479	UnitedHealth Group, Inc.	17,721
2,197	Universal Health Services, Inc., Class – B	244
389	WellCare Health Plans, Inc. (a)	67

		24,887

	Health Care Technology — 1.26%
374	athenahealth, Inc. (a)	47
138,876	Cerner Corp. (a)	9,904
2,799	Veeva Systems, Inc. (a)	158

		10,109

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure — 4.15%
988	Aramark	$40
25,880	Chipotle Mexican Grill, Inc. (a)	7,966
1,166	Choice Hotels International, Inc.	75
1,181	Darden Restaurants, Inc.	93
467	Domino’s Pizza, Inc.	93
874	Dunkin’ Brands Group, Inc.	46
856	Extended Stay America, Inc.	17
558	Hilton Grand Vacations (a)	22
1,607	Hilton Worldwide Holdings, Inc.	112
3,492	Las Vegas Sands Corp.	224
38,533	Marriott International, Inc., Class – A	4,249
50,250	McDonald’s Corp.	7,873
387	MGM Resorts International	13
677	Six Flags Entertainment Corp.	41
199,898	Starbucks Corp.	10,736
1,730	The Wendy’s Co.	27
376	Vail Resorts, Inc.	86
992	Wyndham Worldwide Corp.	105
757	Wynn Resorts Ltd.	113
12,671	Yum China Holdings, Inc. (a)	506
12,976	YUM! Brands, Inc.	955

		33,392

	Household Durables — 0.06%
1,821	D.R. Horton, Inc.	73
2,883	Garmin Ltd.	156
1,032	Leggett & Platt, Inc.	49
39	Mohawk Industries, Inc. (a)	10
33	NVR, Inc. (a)	94
810	PulteGroup, Inc.	22
211	Tempur Sealy International, Inc. (a)	14
711	Toll Brothers, Inc.	29
485	Tupperware Brands Corp.	30
58	Whirlpool Corp.	11

		488

	Household Products — 1.09%
8,701	Church & Dwight Co., Inc.	422
22,934	Colgate-Palmolive Co.	1,671
567	Energizer Holdings, Inc.	26
11,620	Kimberly-Clark Corp.	1,367
233	Spectrum Brands Holdings, Inc.	25
4,170	The Clorox Co.	550
51,363	The Procter & Gamble Co.	4,673

		8,734

	Independent Power & Renewable Electricity Producers — 0.00%
541	NRG Energy, Inc., Class – C	14

	Industrial Conglomerates — 0.79%
20,884	3M Co.	4,384
1,568	Carlisle Companies, Inc.	157
14,520	General Electric Co.	351
4,283	Honeywell International, Inc.	607
3,355	Roper Industries, Inc.	817

		6,316

	Insurance — 0.47%
978	Allstate Corp.	90
1,086	American International Group, Inc.	67
9,327	Aon PLC	1,362
142	Arch Capital Group Ltd. (a)	13
1,159	Arthur J. Gallagher & Co.	71

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
171	Aspen Insurance Holdings Ltd.	$7
102	Assurant, Inc.	10
2,812	Brown & Brown, Inc.	136
171	Erie Indemnity Co., Class – A	21
17,885	Marsh & McLennan Companies, Inc.	1,498
26	RenaissanceRe Holdings Ltd.	4
5,565	The Progressive Corp.	269
3,057	Torchmark Corp.	245
781	XL Group Ltd.	31

		3,824

	Internet & Direct Marketing Retail — 5.21%
19,524	Amazon.com, Inc. (a)	18,769
5,317	Expedia, Inc.	765
78	Liberty Expedia Holdings, Class – A (a)	4
2,230	Liberty Interactive Corp., QVC Group (a)	53
40,761	Netflix, Inc. (a)	7,392
8,070	Priceline.com, Inc. (a)	14,775
3,358	TripAdvisor, Inc. (a)	136
352	Wayfair, Inc., Class – A (a)	24

		41,918

	Internet Software & Services — 8.53%
43,915	Alibaba Group Holding Ltd., ADR (a)	7,585
13,290	Alphabet, Inc., Class – A (a)	12,941
19,283	Alphabet, Inc., Class – C (a)	18,495
313	CoStar Group, Inc. (a)	84
135,423	Facebook, Inc., Class – A (a)	23,140
960	GoDaddy, Inc., Class – A (a)	42
659	InterActiveCorp (a)	77
965	LogMeln, Inc.	106
344	Match Group, Inc. (a)	8
2,138	Pandora Media, Inc. (a)	16
134,764	Tencent Holdings Ltd., ADR	5,918
374	Twitter, Inc. (a)	6
854	VeriSign, Inc. (a)	91
369	Zillow Group, Inc., Class – A (a)	15
692	Zillow Group, Inc., Class – C (a)	28

		68,552

	IT Services — 9.45%
21,072	Accenture PLC, Class – A	2,846
34,262	Alliance Data Systems Corp.	7,591
3,738	Amdocs Ltd.	240
70,818	Automatic Data Processing, Inc.	7,742
271	Black Knight Financial Services, Inc., Class – A (a)	12
1,297	Booz Allen Hamilton Holding Corp.	48
4,011	Broadridge Financial Solutions, Inc.	324
20,236	Cognizant Technology Solutions Corp.	1,468
452	CoreLogic, Inc. (a)	21
1,538	CSRA, Inc.	50
128	DST Systems, Inc.	7
2,720	DXC Technology Co.	234
476	Euronet Worldwide, Inc. (a)	45
1,807	Fidelity National Information Services, Inc.	169
4,140	First Data Corp. (a)	75
2,046	Fiserv, Inc. (a)	264
66,059	FleetCor Technologies, Inc. (a)	10,223
833	Gartner Group, Inc. (a)	104
1,448	Genpact Ltd.	42
4,629	Global Payments, Inc.	440
27,867	International Business Machines Corp.	4,043
2,695	Jack Henry & Associates, Inc.	277

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
72,826	MasterCard, Inc., Class – A	$10,282
10,908	Paychex, Inc.	654
55,264	PayPal Holdings, Inc. (a)	3,539
1,597	Sabre Corp.	29
2,095	Square, Inc., Class – A (a)	60
3,283	Teradata Corp. (a)	111
5,691	Total System Services, Inc.	373
1,524	Vantive, Inc. (a)	107
229,084	Visa, Inc., Class – A	24,108
16,903	Western Union Co.	325
304	WEX, Inc. (a)	34

		75,887

	Leisure Products — 0.05%
688	Brunswick Corp.	39
842	Hasbro, Inc.	82
881	Mattel, Inc.	14
2,218	Polaris Industries, Inc. ^	231

		366

	Life Sciences Tools & Services — 0.70%
754	Agilent Technologies, Inc.	48
1,270	Bio-Techne Corp.	154
440	Bruker Biosciences Corp.	13
447	Charles River Laboratories International, Inc. (a)	48
10,363	Illumina, Inc. (a)	2,064
909	Mettler-Toledo International, Inc. (a)	569
239	PerkinElmer, Inc.	16
693	Qiagen N.V. (a)	22
817	Quintiles IMS Holdings, Inc. (a)	78
11,296	Thermo Electron Corp.	2,138
2,694	Waters Corp. (a)	484

		5,634

	Machinery — 1.06%
1,300	Allison Transmission Holdings, Inc.	49
4,964	Caterpillar, Inc.	619
1,186	Crane Co.	95
497	Cummins, Inc.	84
3,053	Deere & Co.	383
4,489	Donaldson Company, Inc.	206
4,087	Dover Corp.	374
9,837	Fortive Corp.	696
381	Gardner Denver Holdings, Inc. (a)	10
523	Graco, Inc.	65
2,567	IDEX Corp.	312
10,122	Illinois Tool Works, Inc.	1,498
1,218	Ingersoll-Rand PLC	108
551	Lincoln Electric Holdings, Inc.	51
546	Nordson, Inc.	65
15,241	Parker Hannifin Corp.	2,666
1,514	Snap-on, Inc.	226
153	Stanley Black & Decker, Inc.	23
1,944	The Middleby Corp. (a)	249
1,001	The Toro Co.	62
491	WABCO Holdings, Inc. (a)	73
2,685	Wabtec Corp.	203
1,199	Welbilt, Inc. (a)	28
5,234	Xylem, Inc.	328

		8,473

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Marine — 0.01%
1,348	Kirby Corp. (a)	$89

	Media — 0.93%
518	AMC Networks, Inc. (a)	30
46	Cable One, Inc.	33
3,446	CBS Corp., Class – B	200
9,315	Charter Communications, Inc., Class – A (a)	3,386
42,016	Comcast Corp., Class – A	1,617
1,618	Dish Network Corp. (a)	88
1,114	John Wiley & Sons, Inc., Class – A	60
311	Lions Gate Entertainment Corp., Class – A (a)	10
638	Lions Gate Entertainment Corp., Class – B (a)	21
1,253	Live Nation Entertainment, Inc. (a)	55
8,078	Omnicom Group, Inc.	598
279	Regal Entertainment Group, Class – A	4
2,693	Scripps Networks Interactive, Class – A	231
13,640	Sirius XM Holdings, Inc.	75
3,227	The Interpublic Group of Companies, Inc.	67
15	The Madison Square Garden Co., Class – A (a)	3
10,320	The Walt Disney Co.	1,017
701	Twenty-First Century Fox, Inc.	18
409	Twenty-First Century Fox, Inc.	11

		7,524

	Metals & Mining — 0.01%
2,599	Freeport-McMoRan Copper & Gold, Inc. (a)	37
223	Royal Gold, Inc.	19
716	Southern Copper Corp.	28
369	Steel Dynamics, Inc.	13

		97

	Multiline Retail — 0.13%
1,678	Dollar General Corp.	136
7,630	Dollar Tree, Inc. (a)	662
4,592	Kohl’s Corp.	210
1,107	Nordstrom, Inc.	52

		1,060

	Oil, Gas & Consumable Fuels — 1.66%
1,044	Antero Resources Corp. (a)	21
304	Apache Corp.	14
3,084	Cabot Oil & Gas Corp.	82
1,313	Cheniere Energy, Inc. (a)	59
407	Chesapeake Energy Corp. (a)	2
44,336	Chevron Corp.	5,210
848	Cimarex Energy Co.	96
18,097	Concho Resources, Inc. (a)	2,384
342	Continental Resources, Inc. (a)	13
413	Devon Energy Corp.	15
210	Diamondback Energy, Inc. (a)	21
9,361	EOG Resources, Inc.	906
49,544	Exxon Mobil Corp.	4,062
145	Gulfport Energy Corp. (a)	2
1,489	Laredo Petroleum, Inc. (a)	19
1,846	Newfield Exploration Co. (a)	55
3,474	ONEOK, Inc.	192
1,403	Parsley Energy, Inc., Class – A (a)	37
797	Rice Energy, Inc. (a)	23
607	RSP Permian, Inc. (a)	21
1,165	The Williams Companies, Inc.	35

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
1,773	World Fuel Services Corp.	$60

		13,329

	Personal Products — 0.29%
659	Herbalife Ltd. (a)	45
1,549	Nu Skin Enterprises, Inc., Class – A	95
20,345	The Estee Lauder Companies, Inc., Class – A	2,194

		2,334

	Pharmaceuticals — 3.63%
820	Akorn, Inc. (a)	27
11,854	Allergan PLC	2,429
73,283	Bristol-Myers Squibb Co.	4,671
33,123	Eli Lilly & Co.	2,833
42,235	Johnson & Johnson	5,492
69,179	Merck & Co., Inc.	4,430
187,457	Novo Nordisk A/S, Class – B, ADR	9,026
4,740	Zoetis, Inc.	302

		29,210

	Professional Services — 0.19%
4,028	Equifax, Inc.	427
8,250	IHS Markit Ltd. (a)	364
4,471	Robert Half International, Inc.	225
149	The Dun & Bradstreet Corp.	17
1,440	Transunion Holding Company, Inc. (a)	68
5,520	Versik Analytics, Inc., Class – A (a)	460

		1,561

	Real Estate Management & Development — 0.01%
1,377	CBRE Group, Inc., Class – A (a)	52

	Road & Rail — 2.06%
70,931	CSX Corp.	3,849
83,126	Hunt (JB) Transportation Services, Inc.	9,233
1,454	Landstar System, Inc.	145
375	Old Dominion Freight Line, Inc.	41
28,196	Union Pacific Corp.	3,270

		16,538

	Semiconductors & Semiconductor Equipment — 2.53%
7,976	Advanced Micro Devices, Inc. (a)	102
12,348	Analog Devices, Inc.	1,064
10,413	Applied Materials, Inc.	542
15,230	Broadcom Ltd.	3,694
605	Cavium, Inc. (a)	40
254	Cypress Semiconductor Corp.	4
114,947	Intel Corp.	4,376
1,492	KLA-Tencor Corp.	158
1,555	Lam Research Corp.	288
2,674	Maxim Integrated Products, Inc.	128
2,178	Microchip Technology, Inc.	196
7,602	Micron Technology, Inc. (a)	299
910	Microsemi Corp. (a)	47
32,402	NVIDIA Corp.	5,792
1,813	NXP Semiconductors N.V. (a)	205
3,857	ON Semiconductor Corp. (a)	71
609	Qorvo, Inc. (a)	43
36,790	Qualcomm, Inc.	1,907
1,784	Skyworks Solutions, Inc.	182
1,814	Teradyne, Inc.	68
9,612	Texas Instruments, Inc.	862
2,736	Versum Materials, Inc.	106

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
2,275	Xilinx, Inc.	$161

		20,335

	Software — 10.29%
43,986	Activision Blizzard, Inc.	2,838
33,974	Adobe Systems, Inc. (a)	5,068
2,994	ANSYS, Inc. (a)	367
708	Atlassian Corp. PLC, Class – A (a)	25
77,606	Autodesk, Inc. (a)	8,712
2,691	Cadence Design Systems, Inc. (a)	106
1,299	CDK Global, Inc.	82
5,347	Citrix Systems, Inc. (a)	411
1,982	Dell Technologies, Inc., Class – V (a)	153
2,890	Electronic Arts, Inc. (a)	341
1,367	Fortinet, Inc. (a)	49
327	Guidewire Software, Inc. (a)	25
8,975	Intuit, Inc.	1,276
637	Manhattan Associates, Inc. (a)	26
240,482	Microsoft Corp.	17,915
79,457	Oracle Corp.	3,842
1,114	PTC, Inc. (a)	63
105,795	Red Hat, Inc. (a)	11,728
173,956	Salesforce.com, Inc. (a)	16,252
81,142	SAP AG, ADR	8,897
1,619	Servicenow, Inc. (a)	190
21,727	Splunk, Inc. (a)	1,443
1,505	SS&C Technologies Holdings, Inc.	60
5,935	Symantec Corp.	195
151	Synopsys, Inc. (a)	12
568	Tableau Software, Inc., Class – A (a)	43
963	Take-Two Interactive Software, Inc. (a)	98
271	The Ultimate Software Group, Inc. (a)	51
327	Tyler Technologies, Inc. (a)	57
2,689	VMware, Inc., Class – A (a)	294
19,854	Workday, Inc., Class – A (a)	2,092

		82,711

	Specialty Retail — 4.71%
1,575	Aaron’s, Inc.	69
1,892	Advance Auto Parts, Inc.	188
963	AutoZone, Inc. (a)	573
4,161	Bed Bath & Beyond, Inc.	98
7,343	Best Buy Co., Inc.	418
376	Burlington Stores, Inc. (a)	36
1,786	CarMax, Inc. (a)	135
2,827	Dick’s Sporting Goods, Inc.	76
234	Floor & Decor Holdings, Inc. (a)	9
200	Foot Locker, Inc.	7
643	Gap, Inc.	19
144,266	Industria de Diseno Textil SA, ADR	2,725
416	L Brands, Inc.	17
124,182	Lowe’s Companies, Inc.	9,928
842	Michaels Companies, Inc. The (a)	18
3,214	O’Reilly Automotive, Inc. (a)	692
13,631	Ross Stores, Inc.	880
555	Sally Beauty Holdings, Inc. (a)	11
25,731	The Home Depot, Inc.	4,209
133,172	The TJX Cos., Inc.	9,819
2,729	Tiffany & Co.	250
1,256	Tractor Supply Co.	79
33,528	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,579
2,136	Urban Outfitters, Inc. (a)	51

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
236	Williams-Sonoma, Inc.	$12

		37,898

	Technology Hardware, Storage & Peripherals — 2.98%
154,224	Apple, Inc.	23,769
1,145	NCR Corp. (a)	43
2,245	NetApp, Inc.	98
384	Western Digital Corp.	33

		23,943

	Textiles, Apparel & Luxury Goods — 2.15%
26,577	adidas AG, ADR ^	3,009
1,715	Carter’s, Inc.	169
7,103	Coach, Inc.	286
3,539	Hanesbrands, Inc.	87
3,614	Lululemon Athletica, Inc. (a)	225
4,638	Michael Kors Holdings Ltd. (a)	222
236,805	NIKE, Inc., Class – B	12,279
1,462	Ralph Lauren Corp.	129
611	Skechers USA, Inc., Class – A (a)	15
5,686	Under Armour, Inc., Class – A ^(a)	94
5,745	Under Armour, Inc., Class – C (a)	86
10,549	V.F. Corp.	671

		17,272

	Tobacco — 0.76%
18,653	Altria Group, Inc.	1,183
10,389	British American Tobacco PLC, ADR	649
38,375	Philip Morris International, Inc.	4,260

		6,092

	Trading Companies & Distributors — 0.15%
106	Air Lease Corp.	5
9,820	Fastenal Co.	447
1,918	HD Supply Holdings, Inc. (a)	69
1,298	MSC Industrial Direct Co., Inc., Class – A	98
2,638	NOW, Inc. (a)	36
800	United Rentals, Inc. (a)	111
951	Univar, Inc. (a)	28
1,969	W.W. Grainger, Inc.	354
286	Watsco, Inc.	46

		1,194

	Wireless Telecommunication Services — 0.01%
1,723	T-Mobile USA, Inc. (a)	106

	Total Common Stocks	748,304

Principal Amount (000)
	U.S. Treasury Obligation — 0.00%
$40	U.S. Treasury Bill, 0.96%, 12/7/17 (b)(c)	40

	Total U.S. Treasury Obligation	40

	Time Deposit — 1.44%
11,553	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 10/2/17	11,553

	Total Time Deposit	11,553

Shares	Security Description	Value (000)
	Mutual Funds — 5.58%
497,823	Federated Treasury Obligations Fund, Institutional Shares, 0.87% ^^(d)	$498
2,529	State Street Institutional Treasury Money Market Fund, 0.94% (d)	3
44,401,522	State Street Institutional Treasury Plus Money Market Fund, 0.94% (d)	44,401

	Total Mutual Funds	44,902

Principal Amount (000)
	Repurchase Agreement — 0.05%
$429	Jefferies LLC, 1.12%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $429,145 collateralized by U.S. Treasury Obligations, 1.24% - 2.97%, 5/15/18 - 8/15/46 fair value $437,688)^^	429

	Total Repurchase Agreement	429

	Total Investments (cost $510,653) — 100.13%	805,228
	Liabilities in excess of other assets — (0.13)%	(1,029)

	Net Assets - 100.00%	$804,199

^	All or part of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $916 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on September 30, 2017.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	22.18%	38.46%	—	32.42%	—	93.06%
U.S. Treasury Obligation	—	0.00%	—	—	—	0.00%
Time Deposit	0.45%	—	—	0.99%	—	1.44%
Mutual Funds	0.03%	1.17%	4.04%	—	0.34%	5.58%
Repurchase Agreement	0.03%	0.02%	—	—	—	0.05%
Other Assets (Liabilities)	-0.20%	-0.02%	0.07%	0.02%	0.00%	-0.13%

Total Net Assets	22.49%	39.63%	4.11%	33.43%	0.34%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini NASDAQ 100 Future	40	12/15/17	$4,782	$4,786	$4
E-Mini S&P 500 Future	54	12/15/17	6,657	6,793	136
E-Mini S&P Midcap 400 Future	1	12/15/17	171	179	8

			$11,610	$11,758	$148

		Total Unrealized Appreciation			$148
		Total Unrealized Depreciation			—

		Total Net Unrealized Appreciation/(Depreciation)			$148

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.04%
	Aerospace & Defense — 2.22%
1,181	BWX Technologies, Inc.	$66
12,564	General Dynamics Corp.	2,583
313	HEICO Corp.	28
585	HEICO Corp., Class – A	45
807	Hexcel Corp.	46
475	Huntington Ingalls Industries, Inc.	108
3,318	L3 Technologies, Inc.	625
13,793	Lockheed Martin Corp.	4,280
2,050	Northrop Grumman Corp.	590
13,694	Raytheon Co.	2,555
7,456	Rockwell Collins, Inc.	975
31,250	The Boeing Co.	7,943
605	TransDigm Group, Inc.	155
33,639	United Technologies Corp.	3,905

		23,904

	Air Freight & Logistics — 0.28%
7,640	C.H. Robinson Worldwide, Inc.	581
9,285	Expeditors International of Washington, Inc.	556
3,143	FedEx Corp.	709
8,755	United Parcel Service, Inc., Class – B	1,052
1,019	XPO Logistics, Inc. (a)	69

		2,967

	Airlines — 0.07%
1,235	Alaska Air Group, Inc.	94
2,415	American Airlines Group, Inc.	115
27	Copa Holdings SA, Class – A	3
7,098	Southwest Airlines Co.	397
2,983	Spirit Airlines, Inc. (a)	100

		709

	Auto Components — 0.05%
327	BorgWarner, Inc.	17
3,381	Delphi Automotive PLC	333
2,208	Gentex Corp.	44
721	Lear Corp.	124
417	Visteon Corp. (a)	52

		570

	Automobiles — 0.39%
1,684	Harley-Davidson, Inc.	81
11,778	Tesla Motors, Inc. (a)	4,018
615	Thor Industries, Inc.	77

		4,176

	Banks — 0.53%
625	Bank of the Ozarks, Inc.	30
12,751	Citizens Financial Group, Inc.	483
2,258	Cullen/Frost Bankers, Inc.	214
104	East West Bancorp, Inc.	6
7,355	First Republic Bank	768
42,305	JPMorgan Chase & Co.	4,040
268	Pinnacle Financial Partners, Inc.	18
397	Signature Bank (a)	51
485	SVB Financial Group (a)	91
669	Western Alliance Bancorp (a)	36

		5,737

	Beverages — 2.08%
609	Brown-Forman Corp., Class – A	34
14,017	Brown-Forman Corp., Class – B	761

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages (continued)
12,511	Constellation Brands, Inc., Class – A	$2,495
10,033	Dr. Pepper Snapple Group, Inc.	888
23,605	Monster Beverage Corp. (a)	1,304
75,383	PepsiCo, Inc.	8,400
190,217	The Coca-Cola Co.	8,562

		22,444

	Biotechnology — 3.95%
41,373	AbbVie, Inc.	3,676
1,158	Acadia Pharmaceuticals, Inc. (a)	44
476	Agios Pharmaceuticals, Inc. (a)	32
20,581	Alexion Pharmaceuticals, Inc. (a)	2,887
1,900	Alkermes PLC (a)	97
816	Alnylam Pharmaceuticals, Inc. (a)	96
33,815	Amgen, Inc.	6,305
2,529	Biogen Idec, Inc. (a)	792
37,600	BioMarin Pharmaceutical, Inc. (a)	3,499
1,353	Bioverativ, Inc. (a)	77
58,827	Celgene Corp. (a)	8,578
3,621	Exelixis, Inc. (a)	88
11,836	Gilead Sciences, Inc.	959
2,124	Incyte Corp. (a)	248
223	Intercept Pharmaceuticals, Inc. (a)	13
523	Intrexon Corp. (a)	10
1,539	Ionis Pharmaceuticals, Inc. (a)	78
1,089	Neurocrine Biosciences, Inc. (a)	67
908	OPKO Health, Inc. (a)	6
25,812	Regeneron Pharmaceuticals, Inc. (a)	11,541
1,193	Seattle Genetics, Inc. (a)	65
465	Tesaro, Inc. (a)	60
21,717	Vertex Pharmaceuticals, Inc. (a)	3,302

		42,520

	Building Products — 0.05%
1,795	A.O. Smith Corp.	107
1,190	Allegion PLC	103
523	Armstrong World Industries, Inc. (a)	27
1,797	Fortune Brands Home & Security, Inc.	120
448	Lennox International, Inc.	80
2,612	Masco Corp.	102

		539

	Capital Markets — 2.57%
1,722	Ameriprise Financial, Inc.	256
693	BGC Partners, Inc., Class – A	10
4,739	CBOE Holdings, Inc.	510
12,846	CME Group, Inc.	1,743
1,380	Eaton Vance Corp.	68
2,212	FactSet Research Systems, Inc.	398
4,260	Federated Investors, Inc., Class – B	127
15,877	Franklin Resources, Inc.	707
17,012	Goldman Sachs Group, Inc.	4,035
3,554	IntercontinentalExchange Group, Inc.	244
758	Invesco Ltd.	27
1,391	Lazard Ltd., Class – A	62
241	Legg Mason, Inc.	9
1,124	LPL Financial Holdings, Inc.	58
458	MarketAxess Holdings, Inc.	85
2,093	Moody’s Corp.	291
38,473	Morgan Stanley	1,853
1,006	Morningstar, Inc.	85
1,110	MSCI, Inc. Common	130
395	Raymond James Financial, Inc.	33
33,092	S&P Global, Inc.	5,173

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
7,314	SEI Investments Co.	$447
95,369	State Street Corp.	9,112
10,988	T. Rowe Price Group, Inc.	996
13,725	TD Ameritrade Holding Corp.	670
11,966	The Charles Schwab Corp.	523
3,403	Waddell & Reed Financial, Inc., Class – A	68

		27,720

	Chemicals — 2.27%
8,623	Air Products & Chemicals, Inc.	1,304
26,874	Albemarle Corp.	3,663
2,622	Axalta Coating Systems Ltd. (a)	76
1,044	Celanese Corp., Series A	109
14,127	DowDupont, Inc. (a)	978
96,050	Ecolab, Inc.	12,352
1,711	FMC Corp.	153
1,154	Huntsman Corp.	32
4,290	International Flavors & Fragrances, Inc.	613
1,847	LyondellBasell Industries N.V., Class – A	183
5,568	Monsanto Co.	667
83	NewMarket Corp.	35
1,204	Platform Specialty Products Corp. (a)	13
3,014	PPG Industries, Inc.	328
14,810	Praxair, Inc.	2,070
1,538	RPM International, Inc.	79
2,316	The Chemours Co.	117
503	The Scotts Miracle-Gro Co.	49
4,289	The Sherwin-Williams Co.	1,536
833	W.R. Grace & Co.	60
212	Westlake Chemical Corp.	18

		24,435

	Commercial Services & Supplies — 0.24%
4,893	Cintas Corp.	707
440	Clean Harbors, Inc. (a)	25
12,286	Copart, Inc. (a)	422
1,710	KAR Auction Services, Inc.	82
5,098	Rollins, Inc.	235
3,427	Stericycle, Inc. (a)	245
7,566	Waste Connections, Inc.	529
4,602	Waste Management, Inc.	360

		2,605

	Communications Equipment — 0.97%
2,053	Arista Networks, Inc. (a)	389
208,840	Cisco Systems, Inc.	7,024
1,254	Commscope Holding, Inc. (a)	42
3,763	F5 Networks, Inc. (a)	454
5,417	Harris Corp.	713
202	Motorola Solutions, Inc.	17
12,931	Palo Alto Networks, Inc. (a)	1,863

		10,502

	Construction & Engineering — 0.05%
5,721	Fluor Corp.	241
5,194	Jacobs Engineering Group, Inc.	303
515	Quanta Services, Inc. (a)	19

		563

	Construction Materials — 0.04%
596	Eagle Materials, Inc., Class – A	64
710	Martin Marietta Materials, Inc.	146

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction Materials (continued)
1,556	Vulcan Materials Co.	$186

		396

	Consumer Finance — 0.10%
361	Capital One Financial Corp.	31
125	Credit Acceptance Corp. (a)	35
33,917	Synchrony Financial	1,053

		1,119

	Containers & Packaging — 0.13%
2,742	AptarGroup, Inc.	237
167	Ardagh Group SA	4
1,039	Avery Dennison Corp.	102
2,527	Ball Corp.	104
1,616	Berry Plastics Group, Inc. (a)	92
1,208	Crown Holdings, Inc. (a)	72
2,709	Graphic Packaging Holding Co.	38
4,745	International Paper Co.	270
1,642	Owens-Illinois, Inc. (a)	41
1,167	Packaging Corporation of America	134
1,409	Sealed Air Corp.	60
1,034	Silgan Holdings	30
4,087	Sonoco Products Co.	206

		1,390

	Distributors — 0.11%
6,858	Genuine Parts Co.	656
13,110	LKQ Corp. (a)	472
510	Pool Corp.	55

		1,183

	Diversified Consumer Services — 0.02%
637	Bright Horizons Family Solutions, Inc. (a)	55
379	H&R Block, Inc.	10
2,246	Service Corporation International	77
1,692	ServiceMaster Global Holdings, Inc. (a)	80

		222

	Diversified Financial Services — 0.00%
911	Leucadia National Corp.	23
128	Voya Financial, Inc.	5

		28

	Diversified Telecommunication Services — 0.13%
25,920	Verizon Communications, Inc.	1,283
2,305	Zayo Group Holdings, Inc. (a)	79

		1,362

	Electrical Equipment — 0.29%
397	Acuity Brands, Inc.	68
10,317	AMETEK, Inc.	681
28,509	Emerson Electric Co.	1,792
2,813	Hubbell, Inc.	326
1,616	Rockwell Automation, Inc.	288
1,087	Sensata Technologies Holding N.V. (a)	52

		3,207

	Electronic Equipment, Instruments & Components — 0.37%
16,344	Amphenol Corp., Class – A	1,384
1,971	CDW Corporation of Delaware	130
1,035	Cognex Corp.	114
307	Coherent, Inc. (a)	72
43,999	Corning, Inc.	1,317

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
1,989	Dolby Laboratories, Inc., Class – A	$114
6,583	FLIR Systems, Inc.	256
445	IPG Photonics Corp. (a)	82
5,681	National Instruments Corp.	240
2,473	Trimble Navigation Ltd. (a)	97
521	Universal Display Corp.	67
647	Zebra Technologies Corp., Class – A (a)	70

		3,943

	Energy Equipment & Services — 1.53%
72,231	Core Laboratories N.V.	7,130
1,605	Dril-Quip, Inc. (a)	71
1,432	Franks International N.V. ^	11
7,444	Halliburton Co.	343
4,023	Helmerich & Payne, Inc. ^	210
15,989	National Oilwell Varco, Inc.	570
4,045	Oceaneering International, Inc.	106
634	RPC, Inc.	16
112,755	Schlumberger Ltd.	7,866
9,525	TechnipFMC PLC (a)	266

		16,589

	Equity Real Estate Investment Trusts — 1.48%
5,360	American Tower Corp.	733
309	Boston Properties, Inc.	38
4,782	CoreCivic, Inc.	128
432	Coresite Realty Corp.	48
37,343	Crown Castle International Corp.	3,734
1,457	CubeSmart	38
945	CyrusOne, Inc.	56
1,927	Digital Realty Trust, Inc.	228
1,472	Douglas Emmett, Inc.	58
20,697	Equinix, Inc.	9,237
1,011	Equity Lifestyle Properties, Inc.	86
1,316	Extra Space Storage, Inc.	105
386	Federal Realty Investment Trust	48
898	Gaming & Leisure Properties, Inc.	33
191	Hudson Pacific Property, Inc.	6
2,911	Iron Mountain, Inc.	113
981	Lamar Advertising Co., Class – A	67
215	Outfront Media, Inc.	5
1,880	Public Storage	402
1,510	SBA Communications Corp. (a)	218
3,576	Simon Property Group, Inc.	576
214	Tanger Factory Outlet Centers, Inc.	5
355	Taubman Centers, Inc.	18

		15,980

	Food & Staples Retailing — 1.86%
39,367	Costco Wholesale Corp.	6,468
46,142	CVS Caremark Corp.	3,752
7,003	Rite Aid Corp. (a)	14
8,052	Sprouts Farmers Market, Inc. (a)	151
30,230	Sysco Corp.	1,631
6,157	The Kroger Co.	124
37,117	Walgreens Boots Alliance, Inc.	2,866
64,208	Wal-Mart Stores, Inc.	5,017

		20,023

	Food Products — 1.21%
1,148	Blue Buffalo Pet Products, Inc. (a)	33
8,596	Campbell Soup Co.	402
7,039	Flowers Foods, Inc.	132

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
5,296	General Mills, Inc.	$274
7,422	Hershey Co.	810
10,781	Hormel Foods Corp.	347
2,918	Kellogg Co.	182
558	Lamb Weston Holding, Inc.	26
6,487	McCormick & Company, Inc.	666
235,790	Mondelez International, Inc., Class – A	9,587
565	Pilgrim’s Pride Corp. (a)	16
4,790	The J.M. Smucker Co.	503
222	TreeHouse Foods, Inc. (a)	15

		12,993

	Health Care Equipment & Supplies — 2.50%
70,473	Abbott Laboratories	3,759
504	Abiomed, Inc. (a)	85
1,015	Align Technology, Inc. (a)	189
22,533	Baxter International, Inc.	1,414
11,322	Becton, Dickinson & Co.	2,219
61,199	Boston Scientific Corp. (a)	1,785
3,908	C.R. Bard, Inc.	1,253
24,126	Danaher Corp.	2,070
9,778	Dentsply Sirona, Inc.	585
1,065	DexCom, Inc. (a)	52
11,374	Edwards Lifesciences Corp. (a)	1,243
772	Hill-Rom Holdings, Inc.	57
1,987	Hologic, Inc. (a)	73
4,931	IDEXX Laboratories, Inc. (a)	767
1,965	Intuitive Surgical, Inc. (a)	2,055
59,175	Medtronic PLC	4,602
7,426	ResMed, Inc.	572
17,877	Stryker Corp.	2,538
108	Teleflex, Inc.	26
468	The Cooper Companies, Inc.	111
1,623	Varex Imaging Corp. (a)	55
5,208	Varian Medical Systems, Inc. (a)	521
913	West Pharmaceutical Services, Inc.	88
6,889	Zimmer Holdings, Inc.	807

		26,926

	Health Care Providers & Services — 3.17%
15,518	Aetna, Inc.	2,468
2,004	AmerisourceBergen Corp.	166
10,748	Anthem, Inc.	2,041
275	Centene Corp. (a)	27
2,759	CIGNA Corp.	516
27,892	Express Scripts Holding Co. (a)	1,766
349	HCA Holdings, Inc. (a)	28
8,774	Henry Schein, Inc. (a)	719
1,724	Humana, Inc.	420
4,053	Laboratory Corporation of America Holdings (a)	612
74	LifePoint Hospitals, Inc. (a)	4
9,772	McKesson Corp.	1,501
3,747	MEDNAX, Inc. (a)	162
3,688	Patterson Companies, Inc.	143
134	Premier, Inc., Class – A (a)	4
5,784	Quest Diagnostics, Inc.	542
114,875	UnitedHealth Group, Inc.	22,497
3,718	Universal Health Services, Inc., Class – B	412
511	WellCare Health Plans, Inc. (a)	88

		34,116

	Health Care Technology — 1.08%
492	athenahealth, Inc. (a)	61

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology (continued)
159,546	Cerner Corp. (a)	$11,379
4,329	Veeva Systems, Inc. (a)	244

		11,684

	Hotels, Restaurants & Leisure — 4.02%
1,346	Aramark	55
28,262	Chipotle Mexican Grill, Inc. (a)	8,700
1,856	Choice Hotels International, Inc.	119
1,552	Darden Restaurants, Inc.	122
603	Domino’s Pizza, Inc.	120
1,149	Dunkin’ Brands Group, Inc.	61
1,109	Extended Stay America, Inc.	22
730	Hilton Grand Vacations (a)	28
2,109	Hilton Worldwide Holdings, Inc.	146
4,563	Las Vegas Sands Corp.	293
55,179	Marriott International, Inc., Class – A	6,084
77,358	McDonald’s Corp.	12,120
573	MGM Resorts International	19
863	Six Flags Entertainment Corp.	53
234,408	Starbucks Corp.	12,589
2,268	The Wendy’s Co.	35
495	Vail Resorts, Inc.	113
1,299	Wyndham Worldwide Corp.	137
1,013	Wynn Resorts Ltd.	151
20,216	Yum China Holdings, Inc. (a)	808
20,593	YUM! Brands, Inc.	1,516

		43,291

	Household Durables — 0.06%
2,338	D.R. Horton, Inc.	93
4,866	Garmin Ltd.	263
1,362	Leggett & Platt, Inc.	65
50	Mohawk Industries, Inc. (a)	12
42	NVR, Inc. (a)	120
1,063	PulteGroup, Inc.	29
283	Tempur Sealy International, Inc. (a)	18
889	Toll Brothers, Inc.	37
607	Tupperware Brands Corp.	38
76	Whirlpool Corp.	14

		689

	Household Products — 1.34%
13,741	Church & Dwight Co., Inc.	666
38,158	Colgate-Palmolive Co.	2,780
739	Energizer Holdings, Inc.	34
18,505	Kimberly-Clark Corp.	2,178
291	Spectrum Brands Holdings, Inc.	31
6,649	The Clorox Co.	877
86,028	The Procter & Gamble Co.	7,826

		14,392

	Independent Power & Renewable Electricity Producers — 0.00%
701	NRG Energy, Inc., Class – C	18

	Industrial Conglomerates — 0.91%
33,094	3M Co.	6,946
2,641	Carlisle Companies, Inc.	265
19,222	General Electric Co.	465
5,664	Honeywell International, Inc.	803
5,317	Roper Industries, Inc.	1,294

		9,773

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance — 0.55%
1,266	Allstate Corp.	$116
1,402	American International Group, Inc.	86
14,786	Aon PLC	2,160
183	Arch Capital Group Ltd. (a)	18
1,522	Arthur J. Gallagher & Co.	94
221	Aspen Insurance Holdings Ltd.	9
132	Assurant, Inc.	13
4,734	Brown & Brown, Inc.	228
228	Erie Indemnity Co., Class – A	27
28,302	Marsh & McLennan Companies, Inc.	2,373
34	RenaissanceRe Holdings Ltd.	5
7,368	The Progressive Corp.	357
5,125	Torchmark Corp.	410
1,092	XL Group Ltd.	43

		5,939

	Internet & Direct Marketing Retail — 4.91%
24,576	Amazon.com, Inc. (a)	23,625
7,613	Expedia, Inc.	1,096
95	Liberty Expedia Holdings, Class – A (a)	5
2,954	Liberty Interactive Corp., QVC Group (a)	70
59,020	Netflix, Inc. (a)	10,703
9,388	Priceline.com, Inc. (a)	17,188
5,455	TripAdvisor, Inc. (a)	221
456	Wayfair, Inc., Class – A (a)	31

		52,939

	Internet Software & Services — 8.43%
64,268	Alibaba Group Holding Ltd., ADR (a)	11,099
20,243	Alphabet, Inc., Class – A (a)	19,711
22,923	Alphabet, Inc., Class – C (a)	21,986
401	CoStar Group, Inc. (a)	108
168,513	Facebook, Inc., Class – A (a)	28,794
1,427	GoDaddy, Inc., Class – A (a)	62
863	InterActiveCorp (a)	101
1,547	LogMeln, Inc.	170
448	Match Group, Inc. (a)	10
2,798	Pandora Media, Inc. (a)	22
197,234	Tencent Holdings Ltd., ADR^	8,662
496	Twitter, Inc. (a)	8
1,120	VeriSign, Inc. (a)	119
461	Zillow Group, Inc., Class – A (a)	19
931	Zillow Group, Inc., Class – C (a)	37

		90,908

	IT Services — 9.23%
33,304	Accenture PLC, Class – A	4,498
35,887	Alliance Data Systems Corp.	7,951
6,304	Amdocs Ltd.	405
82,314	Automatic Data Processing, Inc.	8,999
353	Black Knight Financial Services, Inc., Class – A (a)	15
1,700	Booz Allen Hamilton Holding Corp.	64
6,336	Broadridge Financial Solutions, Inc.	512
32,013	Cognizant Technology Solutions Corp.	2,322
638	CoreLogic, Inc. (a)	29
2,060	CSRA, Inc.	66
181	DST Systems, Inc.	10
3,605	DXC Technology Co.	310
629	Euronet Worldwide, Inc. (a)	60
2,386	Fidelity National Information Services, Inc.	223
5,427	First Data Corp. (a)	98
2,695	Fiserv, Inc. (a)	348
75,181	FleetCor Technologies, Inc. (a)	11,636

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
1,094	Gartner Group, Inc. (a)	$136
1,813	Genpact Ltd.	52
7,257	Glob al Payments, Inc.	690
44,860	International Business Machines Corp.	6,508
4,264	Jack Henry & Associates, Inc.	438
109,625	MasterCard, Inc., Class – A	15,479
17,226	Paychex, Inc.	1,033
85,848	PayPal Holdings, Inc. (a)	5,497
2,094	Sabre Corp.	38
2,784	Square, Inc., Class – A (a)	80
5,533	Teradata Corp. (a)	187
8,967	Total System Services, Inc.	587
2,000	Vantive, Inc. (a)	141
288,886	Visa, Inc., Class – A	30,401
26,925	Western Union Co.	517
402	WEX, Inc. (a)	45

		99,375

	Leisure Products — 0.05%
888	Brunswick Corp.	50
1,117	Hasbro, Inc.	109
1,059	Mattel, Inc.	16
3,538	Polaris Industries, Inc. ^	370

		545

	Life Sciences Tools & Services — 0.80%
1,009	Agilent Technologies, Inc.	65
2,011	Bio-Techne Corp.	243
591	Bruker Biosciences Corp.	18
588	Charles River Laboratories International, Inc. (a)	64
14,962	Illumina, Inc. (a)	2,980
1,445	Mettler-Toledo International, Inc. (a)	905
302	PerkinElmer, Inc.	21
897	Qiagen N.V. (a)	28
1,086	Quintiles IMS Holdings, Inc. (a)	103
18,380	Thermo Electron Corp.	3,477
4,297	Waters Corp. (a)	771

		8,675

	Machinery — 1.18%
1,674	Allison Transmission Holdings, Inc.	63
6,537	Caterpillar, Inc.	815
1,994	Crane Co.	160
642	Cummins, Inc.	108
4,042	Deere & Co.	508
7,161	Donaldson Company, Inc.	329
6,842	Dover Corp.	625
15,548	Fortive Corp.	1,101
493	Gardner Denver Holdings, Inc. (a)	14
688	Graco, Inc.	85
4,071	IDEX Corp.	495
15,983	Illinois Tool Works, Inc.	2,364
1,624	Ingersoll-Rand PLC	144
722	Lincoln Electric Holdings, Inc.	66
717	Nordson, Inc.	85
21,998	Parker Hannifin Corp.	3,849
2,487	Snap-on, Inc.	371
200	Stanley Black & Decker, Inc.	30
3,067	The Middleby Corp. (a)	393
1,316	The Toro Co.	82
630	WABCO Holdings, Inc. (a)	93
4,409	Wabtec Corp.	334
1,563	Welbilt, Inc. (a)	36

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
8,490	Xylem, Inc.	$532

		12,682

	Marine — 0.01%
2,280	Kirby Corp. (a)	150

	Media — 0.97%
721	AMC Networks, Inc. (a)	42
57	Cable One, Inc.	41
4,486	CBS Corp., Class – B	260
13,337	Charter Communications, Inc., Class – A (a)	4,846
55,265	Comcast Corp., Class – A	2,127
2,126	Dish Network Corp. (a)	115
1,886	John Wiley & Sons, Inc., Class – A	101
390	Lions Gate Entertainment Corp., Class – A (a)	13
840	Lions Gate Entertainment Corp., Class – B (a)	27
1,639	Live Nation Entertainment, Inc. (a)	71
12,820	Omnicom Group, Inc.	950
364	Regal Entertainment Group, Class – A	6
4,372	Scripps Networks Interactive, Class – A	376
18,002	Sirius XM Holdings, Inc.	99
4,270	The Interpublic Group of Companies, Inc.	89
19	The Madison Square Garden Co., Class – A (a)	4
13,559	The Walt Disney Co.	1,337
929	Twenty-First Century Fox, Inc.	25
545	Twenty-First Century Fox, Inc.	14

		10,543

	Metals & Mining — 0.01%
3,429	Freeport-McMoRan Copper & Gold, Inc. (a)	48
289	Royal Gold, Inc.	25
896	Southern Copper Corp.	36
462	Steel Dynamics, Inc.	16

		125

	Multiline Retail — 0.38%
13,606	Dollar General Corp.	1,103
12,067	Dollar Tree, Inc. (a)	1,048
7,723	Kohl’s Corp.	353
1,454	Nordstrom, Inc.	69
25,865	Target Corp.	1,525

		4,098

	Oil, Gas & Consumable Fuels — 1.90%
1,351	Antero Resources Corp. (a)	27
236	Apache Corp.	11
4,049	Cabot Oil & Gas Corp.	108
1,693	Cheniere Energy, Inc. (a)	76
493	Chesapeake Energy Corp. (a)	2
74,691	Chevron Corp.	8,775
1,097	Cimarex Energy Co.	125
15,047	Concho Resources, Inc. (a)	1,982
490	Continental Resources, Inc. (a)	19
590	Devon Energy Corp.	22
280	Diamondback Energy, Inc. (a)	27
19,275	EOG Resources, Inc.	1,865
83,462	Exxon Mobil Corp.	6,842
183	Gulfport Energy Corp. (a)	3
1,927	Laredo Petroleum, Inc. (a)	25
2,497	Newfield Exploration Co. (a)	74
4,570	ONEOK, Inc.	253

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
1,928	Parsley Energy, Inc., Class – A (a)	$51
1,031	Rice Energy, Inc. (a)	30
785	RSP Permian, Inc. (a)	27
1,531	The Williams Companies, Inc.	46
2,996	World Fuel Services Corp.	102

		20,492

	Personal Products — 0.33%
884	Herbalife Ltd. (a)	60
2,534	Nu Skin Enterprises, Inc., Class – A	156
30,562	The Estee Lauder Companies, Inc., Class – A	3,296

		3,512

	Pharmaceuticals — 3.81%
1,027	Akorn, Inc. (a)	34
17,200	Allergan PLC	3,525
106,054	Bristol-Myers Squibb Co.	6,760
52,356	Eli Lilly & Co.	4,479
69,681	Johnson & Johnson	9,060
115,951	Merck & Co., Inc.	7,424
193,962	Novo Nordisk A/S, Class – B, ADR	9,339
6,249	Zoetis, Inc.	398

		41,019

	Professional Services — 0.23%
6,378	Equifax, Inc.	676
13,022	IHS Markit Ltd. (a)	574
7,020	Robert Half International, Inc.	353
187	The Dun & Bradstreet Corp.	22
1,933	Transunion Holding Company, Inc. (a)	91
8,758	Versik Analytics, Inc., Class – A (a)	729

		2,445

	Real Estate Management & Development — 0.01%
1,765	CBRE Group, Inc., Class – A (a)	67

	Road & Rail — 1.96%
107,589	CSX Corp.	5,838
88,448	Hunt (JB) Transportation Services, Inc.	9,825
2,300	Landstar System, Inc.	229
509	Old Dominion Freight Line, Inc.	56
44,910	Union Pacific Corp.	5,208

		21,156

	Semiconductors & Semiconductor Equipment — 2.84%
10,337	Advanced Micro Devices, Inc. (a)	132
19,559	Analog Devices, Inc.	1,685
13,710	Applied Materials, Inc.	714
21,715	Broadcom Ltd.	5,268
825	Cavium, Inc. (a)	54
328	Cypress Semiconductor Corp.	5
193,618	Intel Corp.	7,374
1,989	KLA-Tencor Corp.	211
2,050	Lam Research Corp.	379
3,513	Maxim Integrated Products, Inc.	168
2,867	Microchip Technology, Inc.	257
10,077	Micron Technology, Inc. (a)	396
1,172	Microsemi Corp. (a)	60
46,639	NVIDIA Corp.	8,339
2,391	NXP Semiconductors N.V. (a)	270
4,939	ON Semiconductor Corp. (a)	91
835	Qorvo, Inc. (a)	59
61,968	Qualcomm, Inc.	3,212

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
2,328	Skyworks Solutions, Inc.	$237
2,324	Teradyne, Inc.	87
12,666	Texas Instruments, Inc.	1,135
4,566	Versum Materials, Inc.	177
2,957	Xilinx, Inc.	209

		30,519

	Software — 9.75%
62,988	Activision Blizzard, Inc.	4,063
49,021	Adobe Systems, Inc. (a)	7,313
4,715	ANSYS, Inc. (a)	579
881	Atlassian Corp. PLC, Class – A (a)	31
81,045	Autodesk, Inc. (a)	9,098
3,490	Cadence Design Systems, Inc. (a)	138
1,716	CDK Global, Inc.	108
8,493	Citrix Systems, Inc. (a)	652
2,573	Dell Technologies, Inc., Class – V (a)	199
3,812	Electronic Arts, Inc. (a)	450
1,834	Fortinet, Inc. (a)	66
437	Guidewire Software, Inc. (a)	34
14,266	Intuit, Inc.	2,028
860	Manhattan Associates, Inc. (a)	36
353,965	Microsoft Corp.	26,367
133,006	Oracle Corp.	6,431
1,440	PTC, Inc. (a)	81
121,098	Red Hat, Inc. (a)	13,425
200,803	Salesforce.com, Inc. (a)	18,759
79,329	SAP AG, ADR	8,699
2,111	Servicenow, Inc. (a)	248
31,277	Splunk, Inc. (a)	2,078
1,973	SS&C Technologies Holdings, Inc.	79
7,747	Symantec Corp.	254
191	Synopsys, Inc. (a)	15
744	Tableau Software, Inc., Class – A (a)	56
1,244	Take-Two Interactive Software, Inc. (a)	127
354	The Ultimate Software Group, Inc. (a)	67
429	Tyler Technologies, Inc. (a)	75
4,275	VMware, Inc., Class – A (a)	467
28,439	Workday, Inc., Class – A (a)	2,997

		105,020

	Specialty Retail — 4.25%
2,661	Aaron’s, Inc.	116
3,193	Advance Auto Parts, Inc.	317
1,537	AutoZone, Inc. (a)	915
7,005	Bed Bath & Beyond, Inc.	164
12,392	Best Buy Co., Inc.	706
487	Burlington Stores, Inc. (a)	46
2,339	CarMax, Inc. (a)	177
4,580	Dick’s Sporting Goods, Inc.	124
311	Floor & Decor Holdings, Inc. (a)	12
210	Foot Locker, Inc.	7
4,305	GameStop Corp., Class – A	89
9,864	Gap, Inc.	291
211,066	Industria de Diseno Textil SA, ADR	3,987
521	L Brands, Inc.	22
131,192	Lowe’s Companies, Inc.	10,487
1,102	Michaels Companies, Inc. The (a)	24
5,143	O’Reilly Automotive, Inc. (a)	1,108
21,597	Ross Stores, Inc.	1,395
764	Sally Beauty Holdings, Inc. (a)	15
35,959	The Home Depot, Inc.	5,881
151,228	The TJX Cos., Inc.	11,149

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
4,604	Tiffany & Co.	$423
1,607	Tractor Supply Co.	102
36,166	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	8,176
3,601	Urban Outfitters, Inc. (a)	86
334	Williams-Sonoma, Inc.	17

		45,836

	Technology Hardware, Storage & Peripherals — 3.27%
226,880	Apple, Inc.	34,967
1,483	NCR Corp. (a)	56
2,913	NetApp, Inc.	127
529	Western Digital Corp.	46

		35,196

	Textiles, Apparel & Luxury Goods — 2.01%
38,890	adidas AG, ADR^	4,402
2,736	Carter’s, Inc.	270
11,865	Coach, Inc.	478
1,767	Fossil Group, Inc. (a)	16
4,562	Hanesbrands, Inc.	112
5,746	Lululemon Athletica, Inc. (a)	358
7,725	Michael Kors Holdings Ltd. (a)	370
272,445	NIKE, Inc., Class – B	14,127
2,473	Ralph Lauren Corp.	218
832	Skechers USA, Inc., Class – A (a)	21
9,093	Under Armour, Inc., Class – A ^(a)	150
9,182	Under Armour, Inc., Class – C (a)	138
16,914	V.F. Corp.	1,075

		21,735

	Tobacco — 0.91%
24,516	Altria Group, Inc.	1,555
17,507	British American Tobacco PLC, ADR	1,093
64,169	Philip Morris International, Inc.	7,123

		9,771

	Trading Companies & Distributors — 0.17%
152	Air Lease Corp.	6
15,515	Fastenal Co.	708
2,518	HD Supply Holdings, Inc. (a)	91
2,160	MSC Industrial Direct Co., Inc., Class – A	163
4,457	NOW, Inc. (a)	62
1,077	United Rentals, Inc. (a)	149
1,349	Univar, Inc. (a)	39
3,155	W.W. Grainger, Inc.	567
375	Watsco, Inc.	60

		1,845

	Wireless Telecommunication Services — 0.01%
2,264	T-Mobile USA, Inc. (a)	140

	Total Common Stocks	1,013,447

Principal Amount (000)
	U.S. Treasury Obligation — 0.01%
$47	U.S. Treasury Bill, 0.96%, 12/7/17 (b)(c)	47

	Total U.S. Treasury Obligation	47

Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.44%
$15,551	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 10/2/17	$15,551

	Total Time Deposit	15,551

Shares
	Mutual Funds — 4.70%
1,541,608	Federated Treasury Obligations Fund, Institutional Shares, 0.87% ^^(d)	1,542
1,691	State Street Institutional Treasury Money Market Fund, 0.94% (d)	2
49,145,589	State Street Institutional Treasury Plus Money Market Fund, 0.94% (d)	49,145

	Total Mutual Funds	50,689

Principal Amount (000)
	Repurchase Agreement — 0.12%
$1,329	Jefferies LLC, 1.12%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $1,328,932 collateralized by U.S. Treasury Obligations, 1.24% – 2.97%, 5/15/18 – 8/15/46 fair value $1,355,387) ^^	1,329

	Total Repurchase Agreement	1,329

	Total Investments (cost $700,947) — 100.31%	1,081,063
	Liabilities in excess of other assets — (0.31)%	(3,300)

	Net Assets—100.00%	$1,077,763

^	All or part of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $2,850 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on September 30, 2017.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	24.23%	44.74%	—	25.07%	—	94.04%
U.S. Treasury Obligation	—	0.01%	—	—	—	0.01%
Time Deposit	0.48%	—	—	0.96%	—	1.44%
Mutual Funds	0.11%	1.14%	0.78%	—	2.67%	4.70%
Repurchase Agreement	0.10%	0.02%	—	—	—	0.12%
Other Assets (Liabilities)	-0.36%	-0.03%	0.06%	0.02%	0.00%	-0.31%

Total Net Assets	24.56%	45.88%	0.84%	26.05%	2.67%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini NASDAQ 100 Future	18	12/15/17	$2,147	$2,154	$7
E-Mini S&P 500 Future	26	12/15/17	3,208	3,271	63
E-Mini S&P Midcap 400 Future	1	12/15/17	172	180	8

			$5,527	$5,605	$78

		Total Unrealized Appreciation			$78
		Total Unrealized Depreciation			—

		Total Net Unrealized Appreciation/(Depreciation)			$78

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.14%
	Aerospace & Defense — 1.40%
1,494	Astronics Corp. (a)	$44
5,987	Cubic Corp.	305
2,470	Curtiss-Wright Corp.	258
141	Ducommun, Inc. (a)	5
3,949	Esterline Technologies Corp. (a)	357
18,002	Kratos Defense & Security Solutions, Inc. (a)	235
5,410	Mercury Systems, Inc. (a)	281
26	National Presto Industries, Inc.	3
66	Triumph Group, Inc.	2
7,353	Wesco Aircraft Holdings, Inc. (a)	69

		1,559

	Air Freight & Logistics — 0.20%
3,340	XPO Logistics, Inc. (a)	226

	Airlines — 1.94%
4,655	American Airlines Group, Inc.	221
27	Copa Holdings SA, Class – A	3
2,144	Hawaiian Holdings, Inc. (a)	81
12,484	JetBlue Airways Corp. (a)	231
20,824	United Continental Holdings, Inc. (a)	1,268
30,360	Volaris Aviation Holding Co., ADR (a)	360

		2,164

	Auto Components — 1.19%
65	American Axle & Manufacturing Holdings, Inc. (a)	1
64	Cooper Tire & Rubber Co.	2
5,345	Dana Holding Corp.	149
7,335	Modine Manufacturing Co. (a)	141
8,900	Spartan Motors, Inc.	98
4,072	Stoneridge, Inc. (a)	81
5,300	Strattec Security Corp.	217
6,770	Tenneco, Inc.	412
90	Tower International, Inc.	2
1,828	Visteon Corp. (a)	226

		1,329

	Banks — 7.10%
52	1st Source, Inc.	3
66	American National Bankshares, Inc.	3
11,900	Associated Banc-Corp.	289
62	Banco Latinoamericano de Comercio Exterior SA, Class – E	2
16,930	BankUnited, Inc.	602
12,180	Banner Corp.	746
38	C&F Financial Corp.	2
914	Centerstate Bank Corp.	24
1,738	Chemical Financial Corp.	91
56	Chemung Financial Corp.	3
92	CNB Financial Corp.	3
16,887	Columbia Banking System, Inc.	711
48	Community Trust Bancorp, Inc.	2
3,535	Cullen/Frost Bankers, Inc.	336
18,580	CVB Financial Corp.	449
104	Fidelity Southern Corp.	2
65	Financial Institutions, Inc.	2
18,775	First Bancorp (a)	96
95	First Bancorp	3
73	First Business Financial Services, Inc.	2
7	First Citizens BancShares, Inc., Class – A	3
77	First Community Bancshares, Inc.	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
46	First Financial Corp.	$2
61	First Interstate BancSystem, Inc., Class – A	2
5,875	First Midwest BanCorp, Inc.	138
46	Great Southern Bancorp, Inc.	3
63	Hancock Holding Co.	3
48	Heartland Financial USA, Inc.	2
8,022	Home Bancshares, Inc.	202
12,935	Hope Bancorp, Inc.	229
99	Horizon Bancorp, Inc.	3
144	Huntington Bancshares, Inc.	2
116	Independent Bank Corp.	3
63	International Bancshares Corp.	3
49,290	Investors Bancorp, Inc.	672
114	KeyCorp	2
148	Lakeland Bancorp, Inc.	3
77	MainSource Financial Group, Inc.	3
2,800	MB Financial, Inc.	126
58	MidWestOne Financial Group, Inc.	2
50	National Bankshares, Inc.	2
61	Northrim BanCorp, Inc.	2
133	Old National Bancorp	2
14,387	PacWest Bancorp	727
79	Peoples Bancorp, Inc.	3
7,366	Popular, Inc.	265
113	Premier Financial Bancorp, Inc.	2
10,910	Seacoast Banking Corporation of Florida (a)	261
102	Sierra Bancorp	3
2,250	Signature Bank (a)	288
4,531	Synovus Financial Corp.	209
6,923	TCF Financial Corp.	118
10,510	TriCo Bancshares	428
101	Triumph Bancorp, Inc. (a)	3
67	Trustmark Corp.	2
109	Umpqua Holdings Corp.	2
15,394	Webster Financial Corp.	809

		7,902

	Biotechnology — 3.54%
101	Acorda Therapeutics, Inc. (a)	2
264	Alkermes PLC (a)	13
41	Aptevo Therapeutics, Inc. (a)	—
1,393	AveXis, Inc. (a)	135
2,781	Bluebird Bio, Inc. (a)	381
1,828	Blueprint Medicines Corp. (a)	127
1,380	Clovis Oncology, Inc. (a)	114
82	Emergent BioSolutions, Inc. (a)	3
7,390	Exact Sciences Corp. (a)	347
2,413	Fibrogen, Inc. (a)	130
2,908	Foundation Medicine, Inc. (a)	117
6,200	Intrexon Corp. ^(a)	118
3,200	Ionis Pharmaceuticals, Inc. (a)	162
1,960	Juno Therapeutics, Inc. (a)	88
32,400	Kindred Biosciences, Inc. (a)	254
1,700	Kite Pharma, Inc. (a)	306
1,994	Loxo Oncology, Inc. (a)	184
9,360	Myriad Genetics, Inc. (a)	339
9,666	Natera, Inc. (a)	125
2,490	Neurocrine Biosciences, Inc. (a)	153
769	PDL BioPharma, Inc. (a)	3
8,350	Repligen Corp. (a)	320
1,310	Sage Therapeutics, Inc. (a)	82
5,638	Sangamo BioSciences, Inc. (a)	85
1,765	Seattle Genetics, Inc. (a)	96
790	Spark Therapeutics, Inc. (a)	70

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
735	Tesaro, Inc. (a)	$95
1,770	Ultragenyx Pharmaceutical, Inc. (a)	94

		3,943

	Building Products — 1.80%
2,892	Armstrong World Industries, Inc. (a)	148
6,613	CaesarStone Sdot Yam Ltd. (a)	197
14,775	Gibraltar Industries, Inc. (a)	461
7,684	Jeld-Wen Holding, Inc. (a)	273
3,984	Masonite International Corp. (a)	276
9,098	Ply Gem Holdings, Inc. (a)	155
3,334	Trex Company, Inc. (a)	300
1,866	Universal Forest Products, Inc.	183

		1,993

	Capital Markets — 2.39%
13,736	Artisan Partners Asset Management, Inc., Class – A	447
13,400	Capital Southwest Corp.	230
22,675	Cowen Group, Inc., Class A (a)	403
11	Donnelley Financial Solutions, Inc. (a)	—
4,931	E*Trade Financial Corp. (a)	215
2,500	Evercore Partners, Inc., Class – A	201
246	Gain Capital Holdings, Inc.	2
7,323	Greenhill & Co., Inc.	122
75	Houlihan Lokey, Inc.	3
2,561	LPL Financial Holdings, Inc.	132
176	Manning & Napier, Inc.	1
15,453	Pzena Investment Management, Inc.	168
3,476	Raymond James Financial, Inc.	293
17,400	Safeguard Scientifics, Inc. (a)	232
3,984	Stifel Financial Corp.	213

		2,662

	Chemicals — 2.55%
97	A. Schulman, Inc.	3
2,573	Albemarle Corp.	351
48	Cabot Corp.	3
5,500	FMC Corp.	491
235	FutureFuel Corp.	4
172	Huntsman Corp.	5
1,859	Innophos Holdings, Inc.	91
12,409	Kraton Performance Polymers, Inc. (a)	501
809	NewMarket Corp.	344
6,430	Platform Specialty Products Corp. (a)	72
5,790	PolyOne Corp.	232
4,690	Sensient Technologies Corp.	361
43	Stepan Co.	4
47	Trinseo SA	3
17,578	Tronox Ltd., Class – A	371
59	Westlake Chemical Corp.	5

		2,841

	Commercial Services & Supplies — 1.17%
157	ACCO Brands Corp. (a)	2
3,558	Advanced Disposal Services, Inc. (a)	90
12,513	Aqua Metals, Inc. ^(a)	86
16,542	ARC Document Solutions, Inc. (a)	68
93	Ennis, Inc.	2
19,609	Essendant, Inc.	258
4,145	Healthcare Services Group, Inc.	224
7,288	Interface, Inc.	160
11	LSC Communications, Inc.	—
55	McGrath RentCorp	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
3,460	Multi-Color Corp.	$283
65	Quad Graphics, Inc.	1
31	RR Donnelley & Sons Co.	—
121	Steelcase, Inc., Class – A	2
8,718	Team, Inc. (a)	116
15	UniFirst Corp.	2
48	VSE Corp.	3
79	West Corp.	2

		1,301

	Communications Equipment — 0.52%
83	BEL Fuse, Inc., Class – B	3
119	Black Box Corp.	—
129	Comtech Telecommunications Corp.	3
43	EchoStar Corp., Class – A (a)	2
15,545	Infinera Corp. (a)	138
10,307	Oclaro, Inc. (a)	89
34,900	PC-Telephone, Inc.	220
2,099	Silicom Ltd.	123

		578

	Construction & Engineering — 1.84%
3,756	Granite Construction, Inc.	218
16,731	KBR, Inc.	299
15,100	MasTec, Inc. (a)	701
107	MYR Group, Inc. (a)	3
13,167	Tutor Perini Corp. (a)	374
2,892	Valmont Industries, Inc.	457

		2,052

	Construction Materials — 0.98%
3,331	Eagle Materials, Inc., Class – A	356
25,378	Forterra, Inc. ^(a)	114
1,038	Martin Marietta Materials, Inc.	214
7,745	Summit Materials, Inc., Class – A (a)	248
2,009	U.S. Concrete, Inc. (a)	153

		1,085

	Consumer Finance — 0.41%
68	Encore Capital Group, Inc. (a)	3
9,098	Green Dot Corp., Class – A (a)	452
43	Nelnet, Inc., Class – A	2
147	Santander Consumer USA Holdings, Inc. (a)	2

		459

	Containers & Packaging — 1.20%
3,971	AptarGroup, Inc.	343
13,706	Berry Plastics Group, Inc. (a)	777
14,703	Graphic Packaging Holding Co.	205
51	Greif, Inc.	3
68	Greif, Inc., Class – A	4

		1,332

	Distributors — 0.30%
3,050	Pool Corp.	330

	Diversified Consumer Services — 1.12%
88	Adtalem Global Education, Inc.	3
67	American Public Education, Inc. (a)	1
6,837	Bright Horizons Family Solutions, Inc. (a)	590
39	Capella Education Co.	3
26,362	Career Education Corp. (a)	274
24,874	Chegg, Inc. (a)	369
4	Graham Holdings Co.	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Consumer Services (continued)
139	Liberty Tax, Inc.	$2
44	Strayer Education, Inc.	4

		1,248

	Diversified Financial Services — 0.23%
10,185	Leucadia National Corp.	257
99	Marlin Business Services Corp.	3

		260

	Diversified Telecommunication Services — 0.84%
12,653	Cogent Communications Group, Inc.	619
58	Consolidated Communications Holdings, Inc.	1
57	Hawaiian Telcom Holdco, Inc. (a)	2
81	IDT Corp.	1
136	Iridium Communications, Inc. (a)	1
29,200	ORBCOMM, Inc. (a)	306
232	Windstream Holdings, Inc.	—

		930

	Electric Utilities — 0.02%
124	Hawaiian Electric Industries, Inc.	4
117	PNM Resources, Inc.	5
91	Portland General Electric Co.	4
294	Spark Energy, Inc., Class – A	4

		17

	Electrical Equipment — 0.87%
2,960	AZZ, Inc.	144
3,066	Encore Wire Corp.	137
4,853	EnerSys	336
754	Generac Holdings, Inc. (a)	35
8,775	General Cable Corp.	165
11,109	LSI Industries, Inc.	73
65,100	Orion Energy Systems, Inc. (a)	73
47	Regal-Beloit Corp.	4

		967

	Electronic Equipment, Instruments & Components — 6.06%
2,357	Anixter International, Inc. (a)	200
121	AVX Corp.	2
6,222	Belden, Inc.	501
75	Benchmark Electronics, Inc. (a)	3
805	Coherent, Inc. (a)	189
6,610	Control4 Corp. (a)	195
34	Dolby Laboratories, Inc., Class – A	2
4,600	Electro Scientific Industries, Inc. (a)	64
40	ePlus, Inc. (a)	4
22,022	Flextronics International Ltd. (a)	365
10,674	II-VI, Inc. (a)	439
4,054	Insight Enterprises, Inc. (a)	186
1,665	IPG Photonics Corp. (a)	308
8,599	Itron, Inc. (a)	666
12,813	Jabil Circuit, Inc.	366
3,889	KEMET Corp. (a)	82
131	Kimball Electronics, Inc. (a)	3
5,244	Littelfuse, Inc.	1,027
48	Methode Electronics, Inc.	2
64	PC Connection, Inc.	2
37	Plexus Corp. (a)	2
4,105	Rogers Corp. (a)	547
59	Sanmina Corp. (a)	2
6,659	ScanSource, Inc. (a)	291

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
3,077	SYNNEX Corp.	$389
22	Tech Data Corp. (a)	2
240	TTM Technologies, Inc. (a)	4
5,063	Universal Display Corp.	652
11,796	VeriFone Systems, Inc. (a)	239
135	Vishay Intertechnology, Inc.	3

		6,737

	Energy Equipment & Services — 1.16%
16,500	Bristow Group, Inc.	154
7,340	CARBO Ceramics, Inc. ^(a)	63
53	Diamond Offshore Drilling, Inc. (a)	1
1,912	Dril-Quip, Inc. (a)	84
97	Exterran Corp. (a)	3
13,400	Gulf Island Fabrication, Inc.	170
27,400	Mitcham Industries, Inc. (a)	96
6,070	Oil States International, Inc. (a)	154
67	PHI, Inc. (a)	1
30,340	Superior Energy Services, Inc. (a)	325
3,092	TechnipFMC PLC (a)	86
4,900	US Silica Holdings, Inc.	152

		1,289

	Equity Real Estate Investment Trusts — 1.93%
17,230	Acadia Realty Trust	493
552	Ashford Hospitality Trust	4
283	CBL & Associates Properties, Inc.	2
343	Cedar Realty Trust, Inc.	2
522	Colony Northstar, Inc.	7
292	Coresite Realty Corp.	33
3,859	DiamondRock Hospitality Co.	42
2,991	EastGroup Properties, Inc.	264
18,890	Equity Commonwealth (a)	573
276	First Potomac Realty Trust	3
3,757	Four Corners Property Trust, Inc.	94
30,024	Investors Real Estate Trust	183
14,950	LaSalle Hotel Properties	434
252	Lexington Realty Trust	3
116	Pennsylvania Real Estate Investment Trust	1
24	PS Business Parks, Inc.	3
846	RAIT Financial Trust	1
174	RLJ Lodging Trust	4
214	Washington Prime Group, Inc.	2

		2,148

	Food & Staples Retailing — 0.49%
4,952	Casey’s General Stores, Inc.	542
37	Ingles Markets, Inc., Class – A	1
46	SpartanNash Co.	1
48	Village Super Market, Inc., Class – A	1

		545

	Food Products — 0.71%
4,215	Amplify Snack Brands, Inc. ^(a)	30
41	Cal-Maine Foods, Inc. (a)	2
4,706	Darling Ingredients, Inc. (a)	82
99	Dean Foods Co.	1
33	Fresh Del Monte Produce, Inc.	2
7,885	Hostess Brands, Inc. (a)	108
3,550	J&J Snack Foods Corp.	467
39	John B. Sanfilippo & Son, Inc.	3
5,200	Landec Corp. (a)	67
1,363	Nomad Foods Ltd. (a)	20

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
90	Omega Protein Corp.	$1
21	Sanderson Farms, Inc.	3

		786

	Gas Utilities — 0.63%
52	Southwest Gas Corp.	4
14,817	UGI Corp.	694

		698

	Health Care Equipment & Supplies — 5.05%
2,220	Abiomed, Inc. (a)	374
4,010	Cantel Medical Corp.	378
9,373	Cardiovascular Systems, Inc. (a)	264
5,217	DexCom, Inc. (a)	255
3,022	Edwards Lifesciences Corp. (a)	330
9,952	Entellus Medical, Inc. (a)	184
69	Exactech, Inc. (a)	2
1,931	Glaukos Corp. (a)	64
56	Halyard Health, Inc. (a)	3
17,337	Insulet Corp. (a)	956
6,400	Integra LifeSciences Holdings Corp. (a)	323
8,368	Irhythm Technologies, Inc. (a)	434
3,539	Neogen Corp. (a)	274
10,932	Novocure Ltd. (a)	217
1,331	Penumbra, Inc. (a)	120
488	RTI Surgical, Inc. (a)	2
2,654	STERIS PLC	235
59,149	Tandem Diabetes Care, Inc. ^(a)	43
2,785	The Cooper Companies, Inc.	660
5,115	West Pharmaceutical Services, Inc.	492

		5,610

	Health Care Providers & Services — 2.11%
6,286	Acadia Healthcare Company, Inc. (a)	300
72	Aceto Corp.	1
44	Almost Family, Inc. (a)	2
13	Chemed Corp.	3
20,695	Diplomat Pharmacy, Inc. (a)	429
4,010	HealthEquity, Inc. (a)	203
47	HealthSouth Corp.	2
154	Kindred Healthcare, Inc.	1
41	LHC Group, Inc. (a)	3
2,850	LifePoint Hospitals, Inc. (a)	165
27	Magellan Health Services, Inc. (a)	2
36	Molina Heathcare, Inc. (a)	2
29	National Healthcare Corp.	2
7,820	Owens & Minor, Inc.	228
73	PharMerica Corp. (a)	2
39	Providence Service Corp. (a)	2
164	Select Medical Holdings Corp. (a)	3
13,555	Teladoc, Inc. (a)	450
63	Tenet Healthcare Corp. (a)	1
86	The Ensign Group, Inc.	2
7,845	Tivity Health, Inc. (a)	320
9,153	Triple-S Management Corp., Class – A (a)	217
9	UnitedHealth Group, Inc.	2

		2,342

	Health Care Technology — 0.63%
92	Inovalon Holdings, Inc., Class – A (a)	2
2,690	Medidata Solutions, Inc. (a)	210
8,185	Omnicell, Inc. (a)	417

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology (continued)
2,329	Vocera Communications, Inc. (a)	$73

		702

	Hotels, Restaurants & Leisure — 1.93%
17,943	Arcos Dorados Holdings, Inc. (a)	180
10,596	Belmond Ltd. (a)	145
105	Bloomin’ Brands, Inc.	2
2,267	Buffalo Wild Wings, Inc. (a)	240
48,400	Century Casinos, Inc. (a)	397
114	International Game Technology PLC	3
54	International Speedway Corp., Class – A	2
88	Marcus Corp.	2
178	Pinnacle Entertainment, Inc. (a)	4
5,909	Planet Fitness, Inc., Class – A	159
39	Red Robin Gourmet Burgers, Inc. (a)	3
131	SeaWorld Entertainment, Inc. (a)	2
101	Speedway Motorsports, Inc.	2
4,430	Vail Resorts, Inc.	1,010

		2,151

	Household Durables — 1.03%
270	Beazer Homes USA, Inc. (a)	5
1,432	Cavco Industries, Inc. (a)	212
73	CSS Industries, Inc.	2
48	Flexsteel Industries, Inc.	2
18,900	Green Brick Partners, Inc. (a)	187
4,220	Helen of Troy Ltd. (a)	409
2,109	iRobot Corp. (a)	163
124	Libbey, Inc.	1
131	Lifetime Brands, Inc.	2
128	Taylor Morrison Home Corp., Class – A (a)	3
2,449	Universal Electronics, Inc. (a)	155

		1,141

	Household Products — 0.00%
33	Central Garden & Pet Co. (a)	1
35	Central Garden & Pet Co., Class – A (a)	2
21	Oil-Dri Corporation of America	1

		4

	Independent Power & Renewable Electricity Producers — 0.00%
248	NRG Yield, Inc., Class – C	5

	Insurance — 3.12%
8,706	American Equity Investment Life Holding Co.	253
8,189	American Financial Group, Inc.	847
12,870	Argo Group International Holdings Ltd.	791
8,982	Aspen Insurance Holdings Ltd.	363
62	Assured Guaranty Ltd.	2
5,300	Atlas Financial Holdings, Inc. (a)	100
1,408	Everest Re Group Ltd.	322
5,600	First American Financial Corp.	280
7,325	Genworth Financial, Inc., Class – A (a)	28
142	Hallmark Financial Services, Inc. (a)	2
1,554	Hanover Insurance Group, Inc.	151
55	HCI Group, Inc.	2
129	Heritage Insurance Holdings, Inc.	2
127	Maiden Holdings Ltd.	1
8	National Western Life Group, Inc., Class – A	3
3,004	Stewart Information Services Corp.	113
79	Universal Insurance Holdings, Inc.	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
3,087	W.R. Berkley Corp.	$206

		3,468

	Internet & Direct Marketing Retail — 0.11%
185	1-800-FLOWERS.COM, Inc., Class – A (a)	2
10,100	Gaia, Inc. (a)	121

		123

	Internet Software & Services — 4.04%
14,920	2U, Inc. (a)	837
3,346	Akamai Technologies, Inc. (a)	163
238	Bankrate, Inc. (a)	3
4,177	Benefitfocus, Inc. (a)	141
156	Blucora, Inc. (a)	4
12,444	Box, Inc., Class – A (a)	240
28,327	Brightcove, Inc. (a)	204
281	DHI Group, Inc. (a)	1
4,168	Envestnet, Inc. (a)	213
5,180	Five9, Inc. (a)	124
18,076	Gogo, Inc. ^(a)	213
6,822	GrubHub, Inc. (a)	359
29	j2 Global, Inc.	2
122	Match Group, Inc. (a)	3
11,312	New Relic, Inc. (a)	564
9,872	Nutanix, Inc., Class – A (a)	221
88,525	RealNetworks, Inc. (a)	425
65,700	Synacor, Inc. ^(a)	177
19,300	TechTarget (a)	230
3,536	Web.com Group, Inc. (a)	88
14,500	XO Group, Inc. (a)	285

		4,497

	IT Services — 1.29%
519	Alliance Data Systems Corp.	115
56	Blackhawk Network Holdings, Inc. (a)	2
62	Booz Allen Hamilton Holding Corp.	2
20	CACI International, Inc., Class – A (a)	3
45	Cardtronics PLC (a)	1
36	Cass Information Systems, Inc.	2
72	Convergys Corp.	2
47	CoreLogic, Inc. (a)	2
46	CSG Systems International, Inc.	2
19,200	Edgewater Technology, Inc. (a)	125
1,819	Euronet Worldwide, Inc. (a)	172
2,398	Global Payments, Inc.	229
6,424	Jack Henry & Associates, Inc.	661
38	Leidos Holdings, Inc.	2
49	ManTech International Corp., Class – A	2
88	Perficient, Inc. (a)	2
32	Science Applications International Corp.	2
61	Sykes Enterprises, Inc. (a)	2
69	TeleTech Holdings, Inc.	3
135	The Hackett Group, Inc.	2
143	Travelport Worldwide Ltd.	2
2,706	Virtusa Corp. (a)	102

		1,437

	Leisure Products — 0.50%
22,131	Callaway Golf Co.	320
245	JAKKS Pacific, Inc. (a)	1
86	Johnson Outdoors, Inc., Class – A	6
9,815	Vista Outdoor, Inc. (a)	225

		552

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services — 1.08%
19	Bio-Rad Laboratories, Inc., Class – A (a)	$4
102	Bruker Biosciences Corp.	3
4,673	Cambrex Corp. (a)	257
1,484	Illumina, Inc. (a)	296
68	INC Research Holdings, Inc., Class – A (a)	4
113	Luminex Corp.	2
27,970	NeoGenomics, Inc. (a)	311
17,306	Pacific Biosciences of California, Inc. (a)	91
38	PAREXEL International Corp. (a)	3
65	PRA Health Sciences, Inc. (a)	5
7,145	Qiagen N.V. (a)	225
85	VWR Corp. (a)	3

		1,204

	Machinery — 3.63%
11,733	Actuant Corp., Class – A	300
49	AGCO Corp.	4
59	American Railcar Industries	2
109	Briggs & Stratton Corp.	3
6,568	Chart Industries, Inc. (a)	258
178	Columbus McKinnon Corp.	7
167	Freightcar America, Inc.	3
83	Global Brass & Copper Holdings, Inc.	3
39	Hyster-Yale Materials Handling, Inc., Class – A	3
5,560	IDEX Corp.	674
6,420	ITT, Inc.	284
3,010	Kadant, Inc.	297
12,292	Kornit Digital Ltd. (a)	188
4,121	Lincoln Electric Holdings, Inc.	378
15,516	Meritor, Inc. (a)	404
129	Miller Industries, Inc.	4
57	Oshkosh Corp.	5
3,448	Proto Labs, Inc. (a)	277
4,719	Terex Corp.	212
87	The Greenbrier Companies, Inc.	4
88	The Timken Co.	4
12,040	TriMas Corp. (a)	325
133	Trinity Industries, Inc.	4
180	Wabash National Corp.	4
974	WABCO Holdings, Inc. (a)	144
3,151	Woodward, Inc.	245

		4,036

	Marine — 0.16%
201	Costamare, Inc.	1
2,745	Kirby Corp. (a)	181

		182

	Media — 0.84%
53	AMC Entertainment Holdings, Inc., Class – A	1
32,500	Ballantyne Strong, Inc. (a)	198
63	Discovery Communications, Inc., Class – A (a)	1
116	Entercom Communications Corp. ^	1
116	Gannett, Inc. Com	1
63,133	Global Eagle Entertainment, Inc. ^(a)	217
8,891	IMAX Corp. (a)	201
9,616	Lions Gate Entertainment Corp., Class – B (a)	306
205	Salem Communications Corp., Class – A	1
53	Sinclair Broadcast Group, Inc., Class – A	2
100	Time, Inc.	1

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
33	Viacom, Inc., Class – A	$1

		931

	Metals & Mining — 2.64%
5,644	Agnico-Eagle Mines Ltd.	255
32,753	Allegheny Technologies, Inc. (a)	782
13,433	Carpenter Technology Corp.	645
30,768	Coeur d’Alene Mines Corp. (a)	283
151	Commercial Metals Co.	3
7,463	Dominion Diamond Corp.	106
45,883	Ferroglobe PLC	604
45,455	Ferroglobe R&W Insurance Trust Co.*	—
2,571	Steel Dynamics, Inc.	89
7,337	Warrior Met Coal, Inc.	173

		2,940

	Mortgage Real Estate Investment Trusts — 0.42%
209	AG Mortgage Investment Trust, Inc.	4
180	Annaly Capital Management, Inc.	2
644	Anworth Mortgage Asset Corp.	4
81	Apollo Commercial Real Estate Finance, Inc.	1
243	Ares Commercial Real Estate Corp.	3
308	Capstead Mortgage Corp.	3
192	Chimera Investment Corp.	4
313	CYS Investments, Inc.	3
455	Dynex Capital, Inc.	3
215	Invesco Mortgage Capital Inc.	4
194	MTGE Investment Corp.	4
231	New Residential Investment Corp.	4
25,990	Redwood Trust, Inc.	423
317	Western Asset Mortgage Capital Corp.	3

		465

	Multiline Retail — 0.00%
36	Big Lots, Inc.	2
29	Dillard’s, Inc., Class – A	2

		4

	Multi-Utilities — 0.35%
93	Avista Corp.	5
5,522	Black Hills Corp.	380
92	Unitil Corp.	5

		390

	Oil, Gas & Consumable Fuels — 1.78%
29	Andeavor	3
187	Ardmore Shipping Corp. (a)	2
28,729	Carrizo Oil & Gas, Inc. (a)	492
10,800	Contango Oil & Gas Co. (a)	54
208	Delek US Holdings, Inc.	6
278	DHT Holdings, Inc.	1
188	Dorian LPG Ltd. (a)	1
136,440	Enbridge Energy Management LLC (a)(b)	—
10,540	Energen Corp. (a)	577
8,627	Euronav N.V.	70
15,327	GasLog Ltd.	267
244	Gener8 Maritime, Inc. (a)	1
3,799	Golar LNG Ltd.	86
38	International Seaways, Inc. (a)	1
8,296	Murphy Oil Corp.	220
4,694	Navigator Holdings Ltd. (a)	52
880	Navios Maritime Acquisition Co.	1
117	Overseas Shipholding Group, Inc. (a)	—

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
22	REX American Resources Corp. (a)	$2
296	Scorpio Tankers, Inc.	1
7,984	SM Energy Co.	142
436	Teekay Tankers Ltd.	1

		1,980

	Paper & Forest Products — 0.35%
2,460	Boise Cascade Co. (a)	86
2,395	Clearwater Paper Corp. (a)	118
67	Domtar Corp.	3
6,504	Louisiana-Pacific Corp. (a)	176
112	P.H. Glatfelter Co.	2
62	Schweitzer-Mauduit International, Inc.	3

		388

	Personal Products — 0.00%
16	Nu Skin Enterprises, Inc., Class – A	1

	Pharmaceuticals — 0.36%
122	Catalent, Inc. (a)	5
5,461	Corcept Therapeutics, Inc. (a)	105
81	Impax Laboratories, Inc. (a)	2
4,869	Intersect ENT, Inc. (a)	151
4,982	Nektar Therapeutics (a)	120
200	Omthera Pharmaceuticals, Inc. (a)*	—
138	Phibro Animal Health Corp., Class – A	5
45	Prestige Brands Holdings, Inc. (a)	2
189	SciClone Pharmaceuticals, Inc. (a)	2
70	The Medicines Co. (a)	3

		395

	Professional Services — 0.50%
160	CBIZ, Inc. (a)	3
3,400	CRA International, Inc.	140
85	Kelly Services, Inc., Class – A	2
95	Kforce, Inc.	2
6,139	Korn Ferry International	242
24,080	Pendrell Corp. (a)	164
84	TrueBlue, Inc. (a)	2

		555

	Real Estate Management & Development — 0.41%
7,986	Alexander & Baldwin, Inc.	370
3,900	Tejon Ranch Co. (a)	82

		452

	Road & Rail — 0.37%
112	ArcBest Corp.	4
4,747	Avis Budget Group, Inc. (a)	181
84	Covenant Transportation Group, Inc., Class – A (a)	2
5,418	Knight-Swift Transportation Holdings, Inc.	225
103	P.A.M. Transportation Services, Inc. (a)	2

		414

	Semiconductors & Semiconductor Equipment — 7.01%
371	Amkor Technology, Inc. (a)	4
4,881	Cavium, Inc. (a)	322
5,543	CEVA, Inc. (a)	237
58	Cirrus Logic, Inc. (a)	3
175	Cohu, Inc.	4
7,454	Cree, Inc. (a)	210
50,729	Cypress Semiconductor Corp.	763
109	Diodes, Inc. (a)	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
137	Entegris, Inc. (a)	$4
43	First Solar, Inc. (a)	2
13,757	FormFactor, Inc. (a)	232
26,000	GSI Technology, Inc. (a)	189
6,575	Impinj, Inc. ^(a)	274
9,650	Integrated Device Technology, Inc. (a)	256
183	IXYS Corp. (a)	4
10,373	MA-COM Technology Solutions Holdings, Inc. (a)	463
5,616	Maxim Integrated Products, Inc.	268
5,060	Microsemi Corp. (a)	260
5,340	MKS Instruments, Inc.	504
7,582	Monolithic Power Systems, Inc.	809
21,789	ON Semiconductor Corp. (a)	402
223	Photronics, Inc. (a)	2
8,941	Qorvo, Inc. (a)	632
77,649	QuickLogic Corp. ^(a)	130
12,285	Semtech Corp. (a)	461
1,629	Silicon Laboratories, Inc. (a)	130
5,333	Skyworks Solutions, Inc.	543
41	Synaptics, Inc. (a)	2
398	Ultra Clean Holdings, Inc. (a)	12
17,842	Veeco Instruments, Inc. (a)	382
11,583	Xperi Corp.	293

		7,800

	Software — 6.21%
4,539	Barracuda Networks, Inc. (a)	110
4,271	Blackline, Inc. (a)	146
297	CDK Global, Inc.	19
5,460	CommVault Systems, Inc. (a)	332
3,130	Digimarc Corp. ^(a)	115
35	Ebix, Inc.	2
1,594	Electronic Arts, Inc. (a)	188
2,647	Ellie Mae, Inc. (a)	217
2,910	Fair Isaac Corp.	409
40,100	Glu Mobile, Inc. (a)	151
5,104	Guidewire Software, Inc. (a)	397
7,383	HubSpot, Inc. (a)	621
4,426	Materialise N.V., ADR (a)	64
15,227	Nuance Communications, Inc. (a)	239
2,703	Paycom Software, Inc. (a)	203
5,125	Proofpoint, Inc. (a)	447
9,771	PTC, Inc. (a)	550
2,948	Rapid7, Inc. (a)	52
5,886	RingCentral, Inc., Class – A (a)	246
39,200	Rosetta Stone, Inc. (a)	400
60,400	SeaChange International, Inc. (a)	165
750	Silver Spring Networks, Inc. (a)	12
2,928	Take-Two Interactive Software, Inc. (a)	299
41,700	Telenav, Inc. (a)	265
42,331	TiVo Corp.	840
2,409	Tyler Technologies, Inc. (a)	420

		6,909

	Specialty Retail — 0.81%
239	Ascena Retail Group, Inc. (a)	1
207	Big 5 Sporting Goods Corp.	2
127	Express, Inc. (a)	1
64	GameStop Corp., Class – A	1
33	Group 1 Automotive, Inc.	2
7,727	MarineMax, Inc. (a)	128
6,480	Monro Muffler Brake, Inc.	363

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
53	Penske Automotive Group, Inc.	$3
138	Rent-A-Center, Inc.	2
98	Sonic Automotive, Inc., Class – A	2
226	Stein Mart, Inc.	—
11,173	Tailored Brands, Inc.	161
1,930	The Children’s Place Retail Stores, Inc.	228
351	Tilly’s, Inc., Class – A	4

		898

	Technology Hardware, Storage & Peripherals — 0.45%
5,300	Astronova, Inc.	69
8,731	Diebold, Inc.	200
14,430	GlassBridge Enterprises, Inc. (a)	29
12,575	Pure Storage, Inc., Class – A (a)	200

		498

	Textiles, Apparel & Luxury Goods — 0.75%
5,050	Columbia Sportswear Co.	311
4,991	Movado Group, Inc.	140
13,284	Wolverine World Wide, Inc.	383

		834

	Thrifts & Mortgage Finance — 0.06%
46	Federal Agricultural Mortgage Corp., Class – C	3
44	First Defiance Financial Corp.	2
79	HomeStreet, Inc. (a)	2
272	MGIC Investment Corp. (a)	3
132	PennyMac Financial Services, Inc. (a)	2
144	Radian Group, Inc.	3
263	TrustCo Bank Corp. NY	2
72	Walker & Dunlop, Inc. (a)	5
808	WSFS Financial Corp.	40

		62

	Tobacco — 0.13%
2,595	Universal Corp.	149

	Trading Companies & Distributors — 1.02%
96	Air Lease Corp.	4
111	Aircastle Ltd.	2
6,126	Beacon Roofing Supply, Inc. (a)	314
12,214	BMC Stock Holdings, Inc. (a)	261
3,679	DXP Enterprises, Inc. (a)	116
59	GATX Corp.	4
8,408	MRC Global, Inc. (a)	147
67	Veritiv Corp. (a)	2
1,753	Watsco, Inc.	282
51	WESCO International, Inc. (a)	3

		1,135

	Transportation Infrastructure — 0.25%
3,885	Macquarie Infrastructure Corp.	280

	Wireless Telecommunication Services — 0.16%
8,054	Boingo Wireless, Inc. (a)	172
64	Spok Holdings, Inc.	1

		173

	Total Common Stocks	102,488

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc. *(a)(c)	$—
24	Dyax Corp. CVR *(a)	—
1	Tobira Therapeutics, Inc. CVR *(a)	—

		—

	Technology Hardware, Storage & Peripherals — 0.00%
1,000	Gerber Scientific, Inc. *(a)(b)(d)	—

	Total Contingent Rights	—

Principal Amount (000)
	Time Deposit — 3.08%
$3,425	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 10/2/17	3,425

	Total Time Deposit	3,425

Shares
	Mutual Funds — 5.84%
632,074	Federated Treasury Obligations Fund, Institutional Shares, 0.87% ^^(e)	632
32,545	State Street Institutional Liquid Reserves Fund, 1.04% (e)	33
5,830,490	State Street Institutional Treasury Plus Money Market Fund, 0.94% (e)	5,830

	Total Mutual Funds	6,495

Principal Amount (000)
	Repurchase Agreement — 0.49%
$545	Jefferies LLC, 1.12%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $544,875 collateralized by U.S. Treasury Obligations, 1.24% – 2.97%, 5/15/18 – 8/15/46 fair value $555,721) ^^	545

	Total Repurchase Agreement	545

	Total Investments (cost $83,159) — 101.55%	112,953
	Liabilities in excess of other assets — (1.55)%	(1,728)

	Net Assets — 100.00%	$111,225

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $1,091 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio’s net assets.

(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(e)	The rate disclosed is the rate in effect on September 30, 2017.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Ariel Investments, LLC	Frontier Capital Management Company, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	RMB Capital Management, LLC	HC Capital Solutions	Total
Common Stocks	14.69%	6.61%	32.41%	0.75%	—	6.83%	30.85%	—	92.14%
Contingent Rights	—	—	—	0.00%	—	—	—	—	0.00%
Time Deposit	—	0.42%	0.91%	—	—	0.14%	1.61%	—	3.08%
Mutual Funds	0.17%	0.01%	0.32%	0.05%	4.78%	—	0.10%	0.41%	5.84%
Repurchase Agreement	0.12%	0.00%	0.28%	0.00%	—	—	0.09%	—	0.49%
Other Assets (Liabilities)	-0.27%	-0.04%	-0.39%	0.00%	0.15%	-0.04%	-0.96%	0.00%	-1.55%

Total Net Assets	14.71%	7.00%	33.53%	0.80%	4.93%	6.93%	31.69%	0.41%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	32	12/15/17	$2,244	$2,388	$144

			$2,244	$2,388	$144

		Total Unrealized Appreciation			$144
		Total Unrealized Depreciation			—

		Total Net Unrealized Appreciation/(Depreciation)			$144

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.66%
	Aerospace & Defense — 1.65%
2,159	Astronics Corp. (a)	$64
7,139	Cubic Corp.	364
4,045	Curtiss-Wright Corp.	423
216	Ducommun, Inc. (a)	7
6,446	Esterline Technologies Corp. (a)	581
23,790	Kratos Defense & Security Solutions, Inc. (a)	311
12,750	Mercury Systems, Inc. (a)	662
40	National Presto Industries, Inc.	4
101	Triumph Group, Inc.	3
8,172	Wesco Aircraft Holdings, Inc. (a)	77

		2,496

	Air Freight & Logistics — 0.20%
4,411	XPO Logistics, Inc. (a)	299

	Airlines — 2.06%
6,723	American Airlines Group, Inc.	319
41	Copa Holdings SA, Class – A	5
2,827	Hawaiian Holdings, Inc. (a)	106
18,036	JetBlue Airways Corp. (a)	334
30,003	United Continental Holdings, Inc. (a)	1,827
43,742	Volaris Aviation Holding Co., ADR (a)	519

		3,110

	Auto Components — 0.93%
100	American Axle & Manufacturing Holdings, Inc. (a)	2
99	Cooper Tire & Rubber Co.	4
7,729	Dana Holding Corp.	216
10,413	Modine Manufacturing Co. (a)	200
4,521	Stoneridge, Inc. (a)	90
9,623	Tenneco, Inc.	583
139	Tower International, Inc.	4
2,416	Visteon Corp. (a)	299

		1,398

	Banks — 7.46%
80	1st Source, Inc.	4
101	American National Bankshares, Inc.	4
13,224	Associated Banc-Corp.	321
96	Banco Latinoamericano de Comercio Exterior SA, Class – E	3
24,040	BankUnited, Inc.	855
19,178	Banner Corp.	1,176
58	C&F Financial Corp.	3
1,208	Centerstate Bank Corp.	32
2,297	Chemical Financial Corp.	120
86	Chemung Financial Corp.	4
142	CNB Financial Corp.	4
26,056	Columbia Banking System, Inc.	1,098
74	Community Trust Bancorp, Inc.	3
5,777	Cullen/Frost Bankers, Inc.	548
30,390	CVB Financial Corp.	735
160	Fidelity Southern Corp.	4
99	Financial Institutions, Inc.	3
27,056	First Bancorp (a)	139
146	First Bancorp	5
112	First Business Financial Services, Inc.	3
10	First Citizens BancShares, Inc., Class – A	4
118	First Community Bancshares, Inc.	3
71	First Financial Corp.	3
93	First Interstate BancSystem, Inc., Class – A	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
6,529	First Midwest BanCorp, Inc.	$153
70	Great Southern Bancorp, Inc.	4
96	Hancock Holding Co.	5
74	Heartland Financial USA, Inc.	4
10,602	Home Bancshares, Inc.	267
13,974	Hope Bancorp, Inc.	247
153	Horizon Bancorp, Inc.	4
221	Huntington Bancshares, Inc.	3
179	Independent Bank Corp.	4
97	International Bancshares Corp.	4
66,449	Investors Bancorp, Inc.	906
177	KeyCorp	3
228	Lakeland Bancorp, Inc.	5
119	MainSource Financial Group, Inc.	4
89	MidWestOne Financial Group, Inc.	3
77	National Bankshares, Inc.	3
95	Northrim BanCorp, Inc.	3
205	Old National Bancorp	4
21,408	PacWest Bancorp	1,081
122	Peoples Bancorp, Inc.	4
10,618	Popular, Inc.	381
174	Premier Financial Bancorp, Inc.	4
17,820	Seacoast Banking Corporation of Florida (a)	426
157	Sierra Bancorp	4
3,242	Signature Bank (a)	415
5,102	Synovus Financial Corp.	235
7,743	TCF Financial Corp.	132
17,190	TriCo Bancshares	700
155	Triumph Bancorp, Inc. (a)	5
104	Trustmark Corp.	3
167	Umpqua Holdings Corp.	3
22,022	Webster Financial Corp.	1,158

		11,255

	Biotechnology — 3.72%
155	Acorda Therapeutics, Inc. (a)	4
382	Alkermes PLC (a)	20
62	Aptevo Therapeutics, Inc. (a)	—
1,841	AveXis, Inc. (a)	178
4,150	Bluebird Bio, Inc. (a)	571
2,416	Blueprint Medicines Corp. (a)	168
2,250	Clovis Oncology, Inc. (a)	185
125	Emergent BioSolutions, Inc. (a)	5
9,767	Exact Sciences Corp. (a)	460
3,189	Fibrogen, Inc. (a)	172
3,843	Foundation Medicine, Inc. (a)	154
9,569	Intrexon Corp. (a)	182
5,565	Ionis Pharmaceuticals, Inc. (a)	282
3,200	Juno Therapeutics, Inc. (a)	144
2,620	Kite Pharma, Inc. (a)	471
2,634	Loxo Oncology, Inc. (a)	243
13,528	Myriad Genetics, Inc. (a)	489
12,772	Natera, Inc. (a)	165
4,080	Neurocrine Biosciences, Inc. (a)	250
1,184	PDL BioPharma, Inc. (a)	4
13,662	Repligen Corp. (a)	524
2,820	Sage Therapeutics, Inc. (a)	176
8,363	Sangamo BioSciences, Inc. (a)	125
2,781	Seattle Genetics, Inc. (a)	151
1,290	Spark Therapeutics, Inc. (a)	115
1,751	Tesaro, Inc. (a)	226

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
2,900	Ultragenyx Pharmaceutical, Inc. (a)	$154

		5,618

	Building Products — 1.73%
4,319	Armstrong World Industries, Inc. (a)	221
9,553	CaesarStone Sdot Yam Ltd. (a)	285
19,077	Gibraltar Industries, Inc. (a)	593
8,524	Jeld-Wen Holding, Inc. (a)	303
4,422	Masonite International Corp. (a)	306
10,132	Ply Gem Holdings, Inc. (a)	173
4,815	Trex Company, Inc. (a)	434
3,052	Universal Forest Products, Inc.	300

		2,615

	Capital Markets — 1.66%
19,040	Artisan Partners Asset Management, Inc., Class – A	622
17	Donnelley Financial Solutions, Inc. (a)	—
7,126	E*Trade Financial Corp. (a)	311
3,304	Evercore Partners, Inc., Class – A	265
379	Gain Capital Holdings, Inc.	2
10,554	Greenhill & Co., Inc.	175
116	Houlihan Lokey, Inc.	5
3,834	LPL Financial Holdings, Inc.	198
271	Manning & Napier, Inc.	1
20,417	Pzena Investment Management, Inc.	222
5,009	Raymond James Financial, Inc.	422
5,368	Stifel Financial Corp.	287

		2,510

	Chemicals — 2.89%
147	A. Schulman, Inc.	5
3,672	Albemarle Corp.	501
73	Cabot Corp.	4
7,942	FMC Corp.	709
358	FutureFuel Corp.	6
263	Huntsman Corp.	7
2,689	Innophos Holdings, Inc.	132
17,902	Kraton Performance Polymers, Inc. (a)	724
1,245	NewMarket Corp.	530
9,282	Platform Specialty Products Corp. (a)	103
9,460	PolyOne Corp.	379
9,282	Sensient Technologies Corp.	714
67	Stepan Co.	6
73	Trinseo SA	5
25,369	Tronox Ltd., Class – A	535
91	Westlake Chemical Corp.	8

		4,368

	Commercial Services & Supplies — 1.11%
241	ACCO Brands Corp. (a)	3
4,703	Advanced Disposal Services, Inc. (a)	118
18,032	Aqua Metals, Inc. ^ (a)	124
18,697	ARC Document Solutions, Inc. (a)	76
142	Ennis, Inc.	3
21,863	Essendant, Inc.	288
6,112	Healthcare Services Group, Inc.	330
10,526	Interface, Inc.	231
17	LSC Communications, Inc.	—
87	McGrath RentCorp	4
5,879	Multi-Color Corp.	482
101	Quad Graphics, Inc.	2
47	RR Donnelley & Sons Co.	—
186	Steelcase, Inc., Class – A	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
23	UniFirst Corp.	$3
72	VSE Corp.	4
122	West Corp.	3

		1,674

	Communications Equipment — 0.33%
134	BEL Fuse, Inc., Class – B	4
183	Black Box Corp.	1
198	Comtech Telecommunications Corp.	4
66	EchoStar Corp., Class – A (a)	4
22,397	Infinera Corp. (a)	198
13,622	Oclaro, Inc. (a)	118
2,774	Silicom Ltd.	162

		491

	Construction & Engineering — 2.00%
5,413	Granite Construction, Inc.	314
21,758	KBR, Inc.	389
21,762	MasTec, Inc. (a)	1,009
164	MYR Group, Inc. (a)	5
18,979	Tutor Perini Corp. (a)	539
4,859	Valmont Industries, Inc.	768

		3,024

	Construction Materials — 1.00%
4,811	Eagle Materials, Inc., Class – A	512
36,566	Forterra, Inc. ^ (a)	165
1,499	Martin Marietta Materials, Inc.	309
10,233	Summit Materials, Inc., Class – A (a)	328
2,655	U.S. Concrete, Inc. (a)	203

		1,517

	Consumer Finance — 0.44%
104	Encore Capital Group, Inc. (a)	5
13,136	Green Dot Corp., Class – A (a)	652
66	Nelnet, Inc., Class – A	3
225	Santander Consumer USA Holdings, Inc. (a)	3

		663

	Containers & Packaging — 1.31%
6,492	AptarGroup, Inc.	560
19,591	Berry Plastics Group, Inc. (a)	1,111
21,232	Graphic Packaging Holding Co.	296
79	Greif, Inc.	5
104	Greif, Inc., Class – A	6

		1,978

	Distributors — 0.36%
4,980	Pool Corp.	539

	Diversified Consumer Services — 1.18%
136	Adtalem Global Education, Inc.	5
103	American Public Education, Inc. (a)	2
10,493	Bright Horizons Family Solutions, Inc. (a)	904
59	Capella Education Co.	4
34,839	Career Education Corp. (a)	362
32,861	Chegg, Inc. (a)	488
6	Graham Holdings Co.	4
213	Liberty Tax, Inc.	3
67	Strayer Education, Inc.	6

		1,778

	Diversified Financial Services — 0.25%
14,706	Leucadia National Corp.	372

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services (continued)
148	Marlin Business Services Corp.	$4

		376

	Diversified Telecommunication Services — 0.57%
17,457	Cogent Communications Group, Inc.	853
89	Consolidated Communications Holdings, Inc.	2
88	Hawaiian Telcom Holdco, Inc. (a)	3
125	IDT Corp.	2
219	Iridium Communications, Inc. (a)	2
358	Windstream Holdings, Inc.	1

		863

	Electric Utilities — 0.02%
189	Hawaiian Electric Industries, Inc.	6
179	PNM Resources, Inc.	8
140	Portland General Electric Co.	6
448	Spark Energy, Inc., Class – A	7

		27

	Electrical Equipment — 0.78%
3,983	AZZ, Inc.	194
4,428	Encore Wire Corp.	198
6,375	EnerSys	441
1,086	Generac Holdings, Inc. (a)	50
9,626	General Cable Corp.	181
16,049	LSI Industries, Inc.	106
71	Regal-Beloit Corp.	6

		1,176

	Electronic Equipment, Instruments & Components — 6.42%
2,616	Anixter International, Inc. (a)	222
182	AVX Corp.	3
8,967	Belden, Inc.	722
115	Benchmark Electronics, Inc. (a)	4
1,064	Coherent, Inc. (a)	250
9,524	Control4 Corp. (a)	281
53	Dolby Laboratories, Inc., Class – A	3
62	ePlus, Inc. (a)	6
31,385	Flextronics International Ltd. (a)	520
19,999	II-VI, Inc. (a)	823
4,529	Insight Enterprises, Inc. (a)	208
2,716	IPG Photonics Corp. (a)	503
12,123	Itron, Inc. (a)	939
18,511	Jabil Circuit, Inc.	528
5,139	KEMET Corp. (a)	109
202	Kimball Electronics, Inc. (a)	4
8,111	Littelfuse, Inc.	1,588
74	Methode Electronics, Inc.	3
98	PC Connection, Inc.	3
57	Plexus Corp. (a)	3
5,926	Rogers Corp. (a)	790
91	Sanmina Corp. (a)	3
7,389	ScanSource, Inc. (a)	323
5,301	SYNNEX Corp.	671
34	Tech Data Corp. (a)	3
374	TTM Technologies, Inc. (a)	6
7,111	Universal Display Corp.	916
13,095	VeriFone Systems, Inc. (a)	266
207	Vishay Intertechnology, Inc.	4

		9,704

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services — 0.79%
27,630	CARBO Ceramics, Inc. ^(a)	$238
80	Diamond Offshore Drilling, Inc. (a)	1
2,755	Dril-Quip, Inc. (a)	122
150	Exterran Corp. (a)	5
10,100	Oil States International, Inc. (a)	256
103	PHI, Inc. (a)	1
42,036	Superior Energy Services, Inc. (a)	449
4,455	TechnipFMC PLC (a)	124

		1,196

	Equity Real Estate Investment Trusts — 2.12%
26,581	Acadia Realty Trust	760
841	Ashford Hospitality Trust	6
431	CBL & Associates Properties, Inc.	4
529	Cedar Realty Trust, Inc.	3
797	Colony Northstar, Inc.	10
386	Coresite Realty Corp.	43
4,311	DiamondRock Hospitality Co.	47
4,885	EastGroup Properties, Inc.	430
25,499	Equity Commonwealth (a)	774
425	First Potomac Realty Trust	5
4,966	Four Corners Property Trust, Inc.	124
50,544	Investors Real Estate Trust	309
23,040	LaSalle Hotel Properties	669
388	Lexington Realty Trust	4
179	Pennsylvania Real Estate Investment Trust	2
37	PS Business Parks, Inc.	5
1,303	RAIT Financial Trust	1
266	RLJ Lodging Trust	6
329	Washington Prime Group, Inc.	3

		3,205

	Food & Staples Retailing — 0.59%
8,090	Casey’s General Stores, Inc.	886
57	Ingles Markets, Inc., Class – A	1
71	SpartanNash Co.	2
73	Village Super Market, Inc., Class – A	2

		891

	Food Products — 0.62%
6,087	Amplify Snack Brands, Inc. ^(a)	43
64	Cal-Maine Foods, Inc. (a)	3
6,799	Darling Ingredients, Inc. (a)	119
153	Dean Foods Co.	2
51	Fresh Del Monte Produce, Inc.	2
10,418	Hostess Brands, Inc. (a)	142
4,470	J&J Snack Foods Corp.	588
62	John B. Sanfilippo & Son, Inc.	4
1,800	Nomad Foods Ltd. (a)	26
139	Omega Protein Corp.	2
33	Sanderson Farms, Inc.	5

		936

	Gas Utilities — 0.71%
78	Southwest Gas Corp.	6
22,835	UGI Corp.	1,070

		1,076

	Health Care Equipment & Supplies — 5.49%
2,966	Abiomed, Inc. (a)	500
6,550	Cantel Medical Corp.	617
13,537	Cardiovascular Systems, Inc. (a)	381
7,517	DexCom, Inc. (a)	368
4,328	Edwards Lifesciences Corp. (a)	473

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
14,338	Entellus Medical, Inc. (a)	$265
106	Exactech, Inc. (a)	3
2,552	Glaukos Corp. (a)	84
84	Halyard Health, Inc. (a)	4
24,409	Insulet Corp. (a)	1,344
11,252	Integra LifeSciences Holdings Corp. (a)	568
11,059	Irhythm Technologies, Inc. (a)	574
6,650	Neogen Corp. (a)	515
14,442	Novocure Ltd. (a)	287
1,758	Penumbra, Inc. (a)	159
752	RTI Surgical, Inc. (a)	3
3,834	STERIS PLC	339
80,551	Tandem Diabetes Care, Inc. ^ (a)	59
4,013	The Cooper Companies, Inc.	952
8,340	West Pharmaceutical Services, Inc.	803

		8,298

	Health Care Providers & Services — 2.13%
9,076	Acadia Healthcare Company, Inc. (a)	433
115	Aceto Corp.	1
70	Almost Family, Inc. (a)	4
21	Chemed Corp.	4
28,154	Diplomat Pharmacy, Inc. (a)	583
6,540	HealthEquity, Inc. (a)	331
72	HealthSouth Corp.	3
237	Kindred Healthcare, Inc.	2
63	LHC Group, Inc. (a)	4
5,259	LifePoint Hospitals, Inc. (a)	304
42	Magellan Health Services, Inc. (a)	4
56	Molina Heathcare, Inc. (a)	4
44	National Healthcare Corp.	3
8,705	Owens & Minor, Inc.	254
111	PharMerica Corp. (a)	3
59	Providence Service Corp. (a)	3
253	Select Medical Holdings Corp. (a)	5
17,914	Teladoc, Inc. (a)	594
96	Tenet Healthcare Corp. (a)	2
133	The Ensign Group, Inc.	3
10,362	Tivity Health, Inc. (a)	423
10,083	Triple-S Management Corp., Class – A (a)	239
15	UnitedHealth Group, Inc.	3

		3,209

	Health Care Technology — 0.77%
148	Inovalon Holdings, Inc., Class – A (a)	3
5,070	Medidata Solutions, Inc. (a)	396
13,179	Omnicell, Inc. (a)	672
3,078	Vocera Communications, Inc. (a)	97

		1,168

	Hotels, Restaurants & Leisure — 1.92%
23,712	Arcos Dorados Holdings, Inc. (a)	238
14,000	Belmond Ltd. (a)	191
162	Bloomin’ Brands, Inc.	3
6,858	Buffalo Wild Wings, Inc. (a)	725
462	Century Casinos, Inc. (a)	4
173	International Game Technology PLC	4
83	International Speedway Corp., Class – A	3
136	Marcus Corp.	4
274	Pinnacle Entertainment, Inc. (a)	6
8,533	Planet Fitness, Inc., Class – A	230
60	Red Robin Gourmet Burgers, Inc. (a)	4
205	SeaWorld Entertainment, Inc. (a)	3
155	Speedway Motorsports, Inc.	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
6,483	Vail Resorts, Inc.	$1,478

		2,896

	Household Durables — 0.90%
412	Beazer Homes USA, Inc. (a)	8
1,892	Cavco Industries, Inc. (a)	278
112	CSS Industries, Inc.	3
74	Flexsteel Industries, Inc.	4
6,350	Helen of Troy Ltd. (a)	615
2,787	iRobot Corp. (a)	215
191	Libbey, Inc.	2
203	Lifetime Brands, Inc.	4
196	Taylor Morrison Home Corp., Class – A (a)	4
3,528	Universal Electronics, Inc. (a)	224

		1,357

	Household Products — 0.00%
51	Central Garden & Pet Co. (a)	2
54	Central Garden & Pet Co., Class – A (a)	2
33	Oil-Dri Corporation of America	2

		6

	Independent Power & Renewable Electricity Producers — 0.00%
378	NRG Yield, Inc., Class – C	7

	Insurance — 2.89%
9,705	American Equity Investment Life Holding Co.	282
14,819	American Financial Group, Inc.	1,533
15,325	Argo Group International Holdings Ltd.	942
11,020	Aspen Insurance Holdings Ltd.	445
96	Assured Guaranty Ltd.	4
2,012	Everest Re Group Ltd.	460
8,159	Genworth Financial, Inc., Class – A (a)	31
219	Hallmark Financial Services, Inc. (a)	3
1,688	Hanover Insurance Group, Inc.	164
84	HCI Group, Inc.	3
198	Heritage Insurance Holdings, Inc.	3
195	Maiden Holdings Ltd.	2
12	National Western Life Group, Inc., Class – A	4
4,920	Stewart Information Services Corp.	186
122	Universal Insurance Holdings, Inc.	3
4,456	W.R. Berkley Corp.	297

		4,362

	Internet & Direct Marketing Retail — 0.00%
284	1-800-FLOWERS.COM, Inc., Class – A (a)	3

	Internet Software & Services — 3.05%
20,494	2U, Inc. (a)	1,148
4,823	Akamai Technologies, Inc. (a)	235
367	Bankrate, Inc. (a)	5
6,032	Benefitfocus, Inc. (a)	203
240	Blucora, Inc. (a)	6
16,446	Box, Inc., Class – A (a)	318
40,824	Brightcove, Inc. (a)	294
433	DHI Group, Inc. (a)	1
5,509	Envestnet, Inc. (a)	281
6,846	Five9, Inc. (a)	164
26,053	Gogo, Inc. ^ (a)	308
9,013	GrubHub, Inc. (a)	475
44	j2 Global, Inc.	3
187	Match Group, Inc. (a)	4

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
14,946	New Relic, Inc. (a)	$744
13,046	Nutanix, Inc., Class – A ^(a)	292
4,988	Web.com Group, Inc. (a)	125

		4,606

	IT Services — 1.31%
748	Alliance Data Systems Corp.	166
86	Blackhawk Network Holdings, Inc. (a)	4
94	Booz Allen Hamilton Holding Corp.	4
31	CACI International, Inc., Class – A (a)	4
68	Cardtronics PLC (a)	2
55	Cass Information Systems, Inc.	3
110	Convergys Corp.	3
73	CoreLogic, Inc. (a)	3
70	CSG Systems International, Inc.	3
2,626	Euronet Worldwide, Inc. (a)	249
3,430	Global Payments, Inc.	326
10,502	Jack Henry & Associates, Inc.	1,080
59	Leidos Holdings, Inc.	3
75	ManTech International Corp., Class – A	3
136	Perficient, Inc. (a)	3
50	Science Applications International Corp.	3
95	Sykes Enterprises, Inc. (a)	3
106	TeleTech Holdings, Inc.	4
208	The Hackett Group, Inc.	3
220	Travelport Worldwide Ltd.	3
3,005	Virtusa Corp. (a)	114

		1,986

	Leisure Products — 0.50%
29,242	Callaway Golf Co.	422
378	JAKKS Pacific, Inc. (a)	1
131	Johnson Outdoors, Inc., Class – A	10
14,173	Vista Outdoor, Inc. (a)	325

		758

	Life Sciences Tools & Services — 1.19%
29	Bio-Rad Laboratories, Inc., Class – A (a)	6
156	Bruker Biosciences Corp.	5
7,201	Cambrex Corp. (a)	396
2,131	Illumina, Inc. (a)	424
105	INC Research Holdings, Inc., Class – A (a)	5
174	Luminex Corp.	4
45,690	NeoGenomics, Inc. (a)	509
24,935	Pacific Biosciences of California, Inc. (a)	131
59	PAREXEL International Corp. (a)	5
99	PRA Health Sciences, Inc. (a)	8
9,721	Qiagen N.V. (a)	306
130	VWR Corp. (a)	4

		1,803

	Machinery — 3.80%
13,025	Actuant Corp., Class – A	333
88	AGCO Corp.	6
91	American Railcar Industries	4
168	Briggs & Stratton Corp.	4
7,290	Chart Industries, Inc. (a)	286
271	Columbus McKinnon Corp.	10
257	Freightcar America, Inc.	5
127	Global Brass & Copper Holdings, Inc.	4
60	Hyster-Yale Materials Handling, Inc., Class – A	5
8,573	IDEX Corp.	1,042
10,498	ITT, Inc.	465

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
5,270	Kadant, Inc.	$519
18,097	Kornit Digital Ltd. (a)	277
7,329	Lincoln Electric Holdings, Inc.	673
22,112	Meritor, Inc. (a)	575
197	Miller Industries, Inc.	6
87	Oshkosh Corp.	7
4,555	Proto Labs, Inc. (a)	366
5,240	Terex Corp.	236
134	The Greenbrier Companies, Inc.	6
134	The Timken Co.	7
13,368	TriMas Corp. (a)	361
203	Trinity Industries, Inc.	6
278	Wabash National Corp.	6
1,407	WABCO Holdings, Inc. (a)	208
4,164	Woodward, Inc.	323

		5,740

	Marine — 0.17%
311	Costamare, Inc.	2
3,954	Kirby Corp. (a)	261

		263

	Media — 0.70%
82	AMC Entertainment Holdings, Inc., Class – A	1
97	Discovery Communications, Inc., Class – A (a)	2
179	Entercom Communications Corp. ^	2
179	Gannett, Inc. Com	2
90,090	Global Eagle Entertainment, Inc. (a)	308
12,813	IMAX Corp. (a)	290
13,877	Lions Gate Entertainment Corp., Class – B (a)	442
317	Salem Communications Corp., Class – A	2
80	Sinclair Broadcast Group, Inc., Class – A	3
153	Time, Inc.	2
51	Viacom, Inc., Class – A	2

		1,056

	Metals & Mining — 2.80%
8,149	Agnico-Eagle Mines Ltd.	368
47,300	Allegheny Technologies, Inc. (a)	1,131
18,952	Carpenter Technology Corp.	911
44,437	Coeur d’Alene Mines Corp. (a)	408
232	Commercial Metals Co.	4
10,781	Dominion Diamond Corp.	153
66,120	Ferroglobe PLC	870
61,874	Ferroglobe R&W Insurance Trust Co. *	—
3,715	Steel Dynamics, Inc.	128
10,572	Warrior Met Coal, Inc.	249

		4,222

	Mortgage Real Estate Investment Trusts — 0.53%
320	AG Mortgage Investment Trust, Inc.	6
482	Annaly Capital Management, Inc.	6
982	Anworth Mortgage Asset Corp.	6
125	Apollo Commercial Real Estate Finance, Inc.	2
371	Ares Commercial Real Estate Corp.	5
466	Capstead Mortgage Corp.	4
291	Chimera Investment Corp.	6
483	CYS Investments, Inc.	4
694	Dynex Capital, Inc.	5
329	Invesco Mortgage Capital Inc.	6

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (continued)
296	MTGE Investment Corp.	$6
352	New Residential Investment Corp.	6
45,287	Redwood Trust, Inc.	737
484	Western Asset Mortgage Capital Corp.	5

		804

	Multiline Retail — 0.00%
55	Big Lots, Inc.	3
44	Dillard’s, Inc., Class – A	2

		5

	Multi-Utilities — 0.40%
140	Avista Corp.	7
8,513	Black Hills Corp.	586
140	Unitil Corp.	7

		600

	Oil, Gas & Consumable Fuels — 1.74%
45	Andeavor	5
288	Ardmore Shipping Corp. (a)	2
41,285	Carrizo Oil & Gas, Inc. (a)	707
321	Delek US Holdings, Inc.	9
428	DHT Holdings, Inc.	2
290	Dorian LPG Ltd. (a)	2
13,961	Energen Corp. (a)	763
12,429	Euronav N.V.	101
22,086	GasLog Ltd.	385
376	Gener8 Maritime, Inc. (a)	2
5,475	Golar LNG Ltd.	124
59	International Seaways, Inc. (a)	1
9,209	Murphy Oil Corp.	245
6,764	Navigator Holdings Ltd. (a)	75
1,356	Navios Maritime Acquisition Co.	2
180	Overseas Shipholding Group, Inc. (a)	—
34	REX American Resources Corp. (a)	3
456	Scorpio Tankers, Inc.	2
11,503	SM Energy Co.	204
672	Teekay Tankers Ltd.	1

		2,635

	Paper & Forest Products — 0.37%
3,551	Boise Cascade Co. (a)	124
3,457	Clearwater Paper Corp. (a)	170
103	Domtar Corp.	4
9,371	Louisiana-Pacific Corp. (a)	255
171	P.H. Glatfelter Co.	3
95	Schweitzer-Mauduit International, Inc.	4

		560

	Personal Products — 0.00%
24	Nu Skin Enterprises, Inc., Class – A	1

	Pharmaceuticals — 0.35%
163	Catalent, Inc. (a)	7
7,216	Corcept Therapeutics, Inc. (a)	139
125	Impax Laboratories, Inc. (a)	3
6,433	Intersect ENT, Inc. (a)	200
6,583	Nektar Therapeutics (a)	158
210	Phibro Animal Health Corp., Class – A	8
68	Prestige Brands Holdings, Inc. (a)	3
291	SciClone Pharmaceuticals, Inc. (a)	3
109	The Medicines Co. (a)	4

		525

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Professional Services — 0.22%
243	CBIZ, Inc. (a)	$4
131	Kelly Services, Inc., Class – A	3
146	Kforce, Inc.	3
8,113	Korn Ferry International	320
129	TrueBlue, Inc. (a)	3

		333

	Real Estate Management & Development — 0.40%
13,070	Alexander & Baldwin, Inc.	606

	Road & Rail — 0.36%
172	ArcBest Corp.	6
5,270	Avis Budget Group, Inc. (a)	201
129	Covenant Transportation Group, Inc., Class – A (a)	4
7,831	Knight-Swift Transportation Holdings, Inc.	324
158	P.A.M. Transportation Services, Inc. (a)	4

		539

	Semiconductors & Semiconductor Equipment — 7.41%
568	Amkor Technology, Inc. (a)	6
6,629	Cavium, Inc. (a)	437
7,325	CEVA, Inc. (a)	314
89	Cirrus Logic, Inc. (a)	5
270	Cohu, Inc.	6
10,764	Cree, Inc. (a)	303
70,249	Cypress Semiconductor Corp.	1,055
168	Diodes, Inc. (a)	5
210	Entegris, Inc. (a)	6
66	First Solar, Inc. (a)	3
18,174	FormFactor, Inc. (a)	306
8,687	Impinj, Inc. ^(a)	361
13,936	Integrated Device Technology, Inc. (a)	370
282	IXYS Corp. (a)	7
14,492	MA-COM Technology Solutions Holdings, Inc. (a)	646
8,001	Maxim Integrated Products, Inc.	382
8,950	Microsemi Corp. (a)	461
9,629	MKS Instruments, Inc.	909
12,635	Monolithic Power Systems, Inc.	1,346
28,416	ON Semiconductor Corp. (a)	525
343	Photronics, Inc. (a)	3
12,911	Qorvo, Inc. (a)	913
112,138	QuickLogic Corp. (a)	188
16,941	Semtech Corp. (a)	636
2,313	Silicon Laboratories, Inc. (a)	185
7,811	Skyworks Solutions, Inc.	796
64	Synaptics, Inc. (a)	3
608	Ultra Clean Holdings, Inc. (a)	19
25,862	Veeco Instruments, Inc. (a)	553
16,689	Xperi Corp.	422

		11,171

	Software — 5.73%
6,539	Barracuda Networks, Inc. (a)	158
5,645	Blackline, Inc. (a)	193
430	CDK Global, Inc.	27
9,400	CommVault Systems, Inc. (a)	572
6,020	Digimarc Corp. ^(a)	220
54	Ebix, Inc.	4
2,296	Electronic Arts, Inc. (a)	271
3,766	Ellie Mae, Inc. (a)	309
4,950	Fair Isaac Corp.	695
7,038	Guidewire Software, Inc. (a)	548

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
9,757	HubSpot, Inc. (a)	$820
5,850	Materialise N.V., ADR (a)	85
21,984	Nuance Communications, Inc. (a)	346
3,572	Paycom Software, Inc. (a)	268
7,419	Proofpoint, Inc. (a)	647
13,862	PTC, Inc. (a)	780
4,252	Rapid7, Inc. (a)	75
7,779	RingCentral, Inc., Class – A (a)	325
1,080	Silver Spring Networks, Inc. (a)	17
3,870	Take-Two Interactive Software, Inc. (a)	396
60,982	TiVo Corp.	1,210
3,939	Tyler Technologies, Inc. (a)	687
		8,653
	Specialty Retail — 0.90%
368	Ascena Retail Group, Inc. (a)	1
317	Big 5 Sporting Goods Corp.	2
196	Express, Inc. (a)	1
99	GameStop Corp., Class – A	2
51	Group 1 Automotive, Inc.	4
10,995	MarineMax, Inc. (a)	182
10,868	Monro Muffler Brake, Inc.	610
81	Penske Automotive Group, Inc.	4
213	Rent-A-Center, Inc.	2
152	Sonic Automotive, Inc., Class – A	3
347	Stein Mart, Inc.	—
16,096	Tailored Brands, Inc.	233
2,550	The Children’s Place Retail Stores, Inc.	302
537	Tilly’s, Inc., Class – A	6
		1,352
	Technology Hardware, Storage & Peripherals — 0.32%
9,691	Diebold, Inc.	221
16,619	Pure Storage, Inc., Class – A (a)	266
		487
	Textiles, Apparel & Luxury Goods — 0.75%
8,267	Columbia Sportswear Co.	509
140	Movado Group, Inc.	4
21,741	Wolverine World Wide, Inc.	627
		1,140

	Thrifts & Mortgage Finance — 0.05%
71	Federal Agricultural Mortgage Corp., Class – C	5
68	First Defiance Financial Corp.	4
129	HomeStreet, Inc. (a)	3
418	MGIC Investment Corp. (a)	5
203	PennyMac Financial Services, Inc. (a)	4
222	Radian Group, Inc.	4
405	TrustCo Bank Corp. NY	4
111	Walker & Dunlop, Inc. (a)	6
897	WSFS Financial Corp.	43

		78

	Tobacco — 0.11%
2,895	Universal Corp.	166

	Trading Companies & Distributors — 1.08%
146	Air Lease Corp.	6
171	Aircastle Ltd.	4
8,722	Beacon Roofing Supply, Inc. (a)	447
17,597	BMC Stock Holdings, Inc. (a)	376
5,313	DXP Enterprises, Inc. (a)	167

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
90	GATX Corp.	$6
11,988	MRC Global, Inc. (a)	210
103	Veritiv Corp. (a)	3
2,525	Watsco, Inc.	407
77	WESCO International, Inc. (a)	4

		1,630

	Transportation Infrastructure — 0.27%
5,599	Macquarie Infrastructure Corp.	404

	Wireless Telecommunication Services — 0.15%
10,643	Boingo Wireless, Inc. (a)	227
99	Spok Holdings, Inc.	2

		229

	Total Common Stocks	138,441

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc. *(a)(b)	—

	Technology Hardware, Storage & Peripherals — 0.00%
1,400	Gerber Scientific, Inc. *(a)(c)(d)	—

	Total Contingent Rights	—

Principal Amount (000)
	Time Deposit — 3.23%
$4,877	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 10/2/17	4,877

	Total Time Deposit	4,877

Shares
	Mutual Funds — 6.18%
879,329	Federated Treasury Obligations Fund, Institutional Shares, 0.87% ^^(e)	879
45,853	State Street Institutional Liquid Reserves Fund, 1.04% (e)	46
8,409,095	State Street Institutional Treasury Plus Money Market Fund, 0.94% (e)	8,409

	Total Mutual Funds	9,334

Principal Amount (000)
	Repurchase Agreement — 0.50%
$758	Jefferies LLC, 1.12%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $758,019 collateralized by U.S. Treasury Obligations, 1.24% – 2.97%, 5/15/18 – 8/15/46 fair value $773,109) ^^	758

	Total Repurchase Agreement	758

	Total Investments (cost $109,565) — 101.57%	153,410
	Liabilities in excess of other assets —(1.57)%	(2,365)

	Net Assets—100.00%	$151,045

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $1,491 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

(a)	Represents non-income producing security.

(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(d)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(e)	The rate disclosed is the rate in effect on September 30, 2017.

ADR—American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Frontier Capital Management Company, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	RMB Capital Management, LLC	HC Capital Solutions	Total
Common Stocks	14.30%	34.32%	0.85%	—	5.57%	36.62%	—	91.66%
Contingent Rights	—	—	0.00%	—	—	—	—	0.00%
Time Deposit	—	1.04%	—	—	0.13%	2.06%	—	3.23%
Mutual Funds	0.22%	0.25%	0.06%	2.92%	—	0.13%	2.60%	6.18%
Repurchase Agreement	0.16%	0.22%	0.00%	—	—	0.12%	—	0.50%
Other Assets (Liabilities)	-0.37%	-0.26%	0.00%	-0.14%	-0.03%	-0.77%	0.00%	-1.57%

Total Net Assets	14.31%	35.57%	0.91%	2.78%	5.67%	38.16%	2.60%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	52	12/15/17	$3,647	$3,881	$234

			$3,647	$3,881	$234

		Total Unrealized Appreciation			$234
		Total Unrealized Depreciation			—

		Total Net Unrealized Appreciation/(Depreciation)			$234

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 83.61%
	Equity Real Estate Investment Trusts — 76.30%
61,402	Acadia Realty Trust	$1,757
32,448	Alexandria Real Estate Equities, Inc.	3,860
27,763	American Tower Corp.	3,795
75,396	Apartment Investment & Management Co., Class – A	3,307
35,086	AvalonBay Communities, Inc.	6,259
30,600	Boston Properties, Inc.	3,760
18,135	Coresite Realty Corp.	2,029
85,811	Corporate Office Properties Trust	2,817
111,678	Cousins Properties, Inc.	1,043
74,366	DDR Corp.	681
82,206	Douglas Emmett, Inc.	3,241
103,022	Empire State Realty Trust, Inc., Class – A	2,116
6,497	Equinix, Inc.	2,900
29,472	Equity Lifestyle Properties, Inc.	2,507
13,486	Essex Property Trust, Inc.	3,426
26,472	Extra Space Storage, Inc.	2,116
81,442	Forest City Realty Trust, Inc., Class – A	2,078
89,210	GGP, Inc.	1,853
155,559	HCP, Inc.	4,329
42,775	Healthcare Trust of America, Inc., Class – A	1,275
32,627	Highwoods Properties, Inc.	1,700
114,926	Invitation Homes, Inc.	2,603
53,023	LaSalle Hotel Properties	1,539
34,200	MGM Growth Properties LLC, Class – A	1,033
85,984	Prologis, Inc.	5,457
17,632	PS Business Parks, Inc.	2,354
28,185	Public Storage	6,031
59,954	Regency Centers Corp.	3,720
105,136	Rexford Industrial Realty, Inc.	3,009
44,625	Simon Property Group, Inc.	7,184
23,407	Sun Communities, Inc.	2,006
13,189	Universal Health Realty Income Trust	996

		92,781

	Health Care Providers & Services — 0.77%
88,144	Brookdale Senior Living, Inc. (a)	934

	Hotels, Restaurants & Leisure — 4.87%
76,957	Extended Stay America, Inc.	1,539
33,911	Hilton Worldwide Holdings, Inc.	2,355
8,916	Vail Resorts, Inc.	2,034

		5,928

	Real Estate Management & Development — 1.67%
54,965	Kennedy-Wilson Holdings, Inc.	1,019
54,162	Safety Income and Growth, Inc.	1,010

		2,029

	Total Common Stocks	101,672

	Mutual Funds — 15.85%
896,162	DWS Government Cash Money Market Fund, 0.89% (b)	896
18,370,473	State Street Institutional Treasury Plus Money Market Fund, 0.94% (b)	18,371

	Total Mutual Funds	19,267

Value (000)
Total Investments (cost $103,467) — 99.46%	$120,939
Other assets in excess of liabilities — 0.54%	653

Net Assets—100.00%	$121,592

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on September 30, 2017.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	83.61%	—	83.61%
Mutual Funds	9.39%	0.74%	5.72%	15.85%
Other Assets (Liabilities)	0.52%	0.02%	0.00%	0.54%

Total Net Assets	9.91%	84.37%	5.72%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Dow Jones U.S. Real Estate Index Future	361	12/15/17	$11,673	$11,415	$(258)

			$11,673	$11,415	$(258)

		Total Unrealized Appreciation			$—
		Total Unrealized Depreciation			(258)

		Total Net Unrealized Appreciation/(Depreciation)			$(258)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 78.77%
	Australia — 3.40%
274,615	Alumina Ltd. (Metals & Mining)	$474
121,932	Amcor Ltd. (Containers & Packaging)	1,454
328,995	BHP Billiton Ltd. (Metals & Mining)	6,652
159,364	BlueScope Steel Ltd. (Metals & Mining)	1,371
120,998	Boral Ltd. (Construction Materials)	642
29,130	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	733
476,786	Fortescue Metals Group Ltd. (Metals & Mining)	1,922
705,939	Galaxy Resources, Ltd. (Metals & Mining) ^(a)	1,439
189,276	Incitec Pivot Ltd. (Chemicals)	534
80,700	Newcrest Mining Ltd. (Metals & Mining)	1,330
42,062	Orica Ltd. (Chemicals)	652
689,748	Origin Energy Ltd. (Oil, Gas & Consumable Fuels) (a)	4,045
44,660	Rio Tinto Ltd. (Metals & Mining)	2,331
178,448	Santos Ltd. (Oil, Gas & Consumable Fuels) (a)	563
583,052	South32 Ltd. (Metals & Mining)	1,495
416,033	Western Areas Ltd. (Metals & Mining)	848
79,473	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,814

		28,299

	Austria — 0.47%
16,449	OMV AG (Oil, Gas & Consumable Fuels)	958
289,677	Schoeller-Bleckmann Oilfield Equipment AG, ADR (Energy Equipment & Services) (a)	2,277
12,757	Voestalpine AG (Metals & Mining)	650

		3,885

	Belgium — 0.25%
8,116	Solvay SA (Chemicals)	1,213
10,680	Umicore SA (Chemicals)	883

		2,096

	Bermuda — 0.09%
360,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	352
183,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	359

		711

	Brazil — 1.18%
70,000	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining) (a)	212
13,613	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	155
20,577	Duratex SA (Paper & Forest Products)	62
28,000	Fibria Celulose SA (Paper & Forest Products)	379
388,791	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels) (a)	3,902
312,012	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	1,569
40,403	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	965
122,285	Vale SA, ADR (Metals & Mining)	1,231

Shares	Security Description	Value (000)
	Brazil (continued)
135,510	Vale SA (Metals & Mining)	$1,373

		9,848

	Canada — 8.26%
24,500	Agnico-Eagle Mines Ltd. (Metals & Mining)	1,107
13,787	Agrium, Inc. (Chemicals) ^	1,478
40,456	Alimentation Couche-Tard, Inc., Class – B (Food & Staples Retailing)	1,845
18,300	AltaGas Ltd. (Oil, Gas & Consumable Fuels) ^	422
39,300	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	541
151,037	Barrick Gold Corp., ADR (Metals & Mining)	2,430
122,700	Barrick Gold Corp. (Metals & Mining)	1,975
44,200	Cameco Corp. (Oil, Gas & Consumable Fuels) ^	427
112,469	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3,767
15,500	CCL Industries, Inc., Class B (Containers & Packaging)	750
90,914	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels) ^	912
60,400	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels) ^	485
80,404	Eldorado Gold Corp. (Metals & Mining)	177
93,311	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,898
72,203	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,021
100,400	Encana Corp. (Oil, Gas & Consumable Fuels)	1,182
264,005	First Quantum Minerals Ltd. (Metals & Mining)	2,965
18,640	Franco-Nevada Corp. (Metals & Mining)	1,444
89,800	Goldcorp, Inc. (Metals & Mining)	1,166
39,275	Husky Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	492
32,360	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	1,034
40,100	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	831
6,970	International Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	30
336,387	Ivanhoe Mines Ltd. (Metals & Mining) (a)	1,070
20,500	Keyera Corp. (Oil, Gas & Consumable Fuels)	627
547,585	Kinross Gold Corp. (Metals & Mining) (a)	2,322
483,634	Lucara Diamond Corp. (Metals & Mining)	938
10,100	Methanex Corp. (Chemicals)	508
41,069	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels) ^	1,441
18,400	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels) ^	301
88,346	Potash Corporation of Saskatchewan, Inc. (Chemicals)	1,700
23,000	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels) ^	589

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
26,900	Seven Generations Energy (Oil, Gas & Consumable Fuels) (a)	$426
387,540	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	13,583
128,916	Teck Cominco Ltd., Class B (Metals & Mining)	2,715
23,600	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels) (a)	480
127,184	TransCanada Corp. (Oil, Gas & Consumable Fuels) ^	6,286
112,906	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	349
137,748	Uranium Participation Corp. (Capital Markets) (a)(b)	390
34,900	Veresen, Inc. (Oil, Gas & Consumable Fuels)	524
13,000	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels) ^	462
7,400	West Fraser Timber Co. Ltd. (Paper & Forest Products)	427
48,151	Wheaton Precious Metals Corp. (Metals & Mining)	919
106,300	Yamana Gold, Inc. (Metals & Mining)	281

		68,717

	Chile — 0.12%
140,232	Empresas CMPC SA (Paper & Forest Products)	369
50,814	Empresas Copec SA (Oil, Gas & Consumable Fuels)	666

		1,035

	China — 1.09%
442,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	396
138,700	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	554
229,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	108
324,000	China National Building Material Co. Ltd., H Shares (Construction Materials) ^	224
203,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	186
2,673,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	2,003
379,800	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	893
1,872,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,416
140,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	221
2,212,729	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	1,402
392,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	233
208,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels)	205
643,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	221

		9,062

Shares	Security Description	Value (000)
	Colombia — 0.08%
51,680	Cementos Argos SA (Construction Materials)	$206
551,082	Ecopetrol SA (Oil, Gas & Consumable Fuels)	263
32,582	Grupo Argos SA (Construction Materials)	235

		704

	Curaçao — 2.15%
256,558	Schlumberger Ltd. (Energy Equipment & Services)	17,897

	Denmark — 0.27%
11,094	Christian Hansen Holding A/S (Chemicals)	952
25,258	Novozymes A/S, B Shares (Chemicals)	1,296

		2,248

	Finland — 0.36%
14,319	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	625
61,803	Stora Enso Oyj, R Shares (Paper & Forest Products)	873
56,193	UPM-Kymmene Oyj (Paper & Forest Products)	1,523

		3,021

	France — 2.75%
39,827	Air Liquide SA (Chemicals)	5,312
7,620	Arkema SA (Chemicals)	934
4,017	Imerys SA (Construction Materials)	363
303,070	Total SA (Oil, Gas & Consumable Fuels)	16,277

		22,886

	Germany — 2.72%
94,086	BASF SE (Chemicals)	10,013
7,951	Covestro AG (Chemicals)	684
180,040	E.ON AG (Multi-Utilities)	2,037
18,297	Evonik Industries AG (Chemicals)	653
15,668	HeidelbergCement AG (Construction Materials)	1,610
21,472	K+S AG – Registered (Chemicals)	585
10,268	Lanxess AG (Chemicals)	810
19,026	Linde AG (Chemicals)	3,967
13,835	Symrise AG (Chemicals)	1,051
40,287	ThyssenKrupp AG (Metals & Mining)	1,194

		22,604

	Greece — 0.01%
3,504	Titan Cement Co. SA (Construction Materials)	89

	Hong Kong — 0.14%
2,572,000	Minmetals Resources Ltd. (Metals & Mining) ^(a)	1,146

	Hungary — 0.04%
32,032	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	365

	India — 0.50%
135,608	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (c)	3,234
34,160	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	340

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
28,883	Vedanta Ltd., ADR (Metals & Mining)	$559

		4,133

	Indonesia — 0.14%
1,607,600	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	218
165,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	232
332,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	250
187,500	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	446

		1,146

	Ireland (Republic of) — 0.40%
87,357	CRH PLC (Construction Materials)	3,332

	Israel — 0.07%
4,298	Frutarom Industries Ltd. (Chemicals)	331
57,266	Israel Chemicals Ltd. (Chemicals)	254

		585

	Italy — 0.86%
259,442	Eni SpA (Oil, Gas & Consumable Fuels)	4,293
363,958	Saipem SpA (Energy Equipment & Services) (a)	1,569
267,187	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,287

		7,149

	Japan — 3.84%
16,700	Air Water, Inc. (Chemicals)	308
134,000	Asahi Kasei Corp. (Chemicals)	1,650
31,400	Daicel Corp. (Chemicals)	378
11,700	Hitachi Chemical Co. Ltd. (Chemicals)	321
24,100	Hitachi Metals Ltd. (Metals & Mining)	335
9,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	277
442,000	INPEX Corp. (Oil, Gas & Consumable Fuels)	4,696
57,200	JFE Holdings, Inc. (Metals & Mining)	1,117
21,600	JSR Corp. (Chemicals)	410
315,494	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,623
31,000	Kaneka Corp. (Chemicals)	241
24,500	Kansai Paint Co. Ltd. (Chemicals)	617
34,700	Kobe Steel Ltd. (Metals & Mining)	397
39,800	Kuraray Co. Ltd. (Chemicals)	744
6,300	Maruichi Steel Tube Ltd. (Metals & Mining)	183
148,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,415
20,300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	476
12,500	Mitsubishi Materials Corp. (Metals & Mining)	432
20,600	Mitsui Chemicals, Inc. (Chemicals)	626
18,300	Nippon Paint Holdings Co. Ltd. (Chemicals)	622
173,800	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	3,992
13,800	Nissan Chemical Industries Ltd. (Chemicals)	486
17,400	Nitto Denko Corp. (Chemicals)	1,451

Shares	Security Description	Value (000)
	Japan (continued)
91,000	Oji Paper Co. Ltd. (Paper & Forest Products)	$491
39,915	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,569
21,000	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	242
176,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,100
27,500	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	883
13,600	Taiheiyo Cement Corp. (Construction Materials)	525
11,500	Taiyo Nippon Sanso Corp. (Chemicals)	136
21,000	Teijin Ltd. (Chemicals)	414
155,000	Toray Industries, Inc. (Chemicals)	1,504
18,300	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	306

		31,967

	Jersey — 1.70%
2,533,493	Glencore International PLC (Metals & Mining)	11,608
28,976	Petrofac Ltd. (Energy Equipment & Services)	175
24,116	Randgold Resources Ltd. (Metals & Mining)	2,364

		14,147

	Luxembourg — 0.76%
23,186	Aperam (Metals & Mining)	1,215
169,329	ArcelorMittal (Metals & Mining) (a)	4,367
51,488	Tenaris SA (Energy Equipment & Services)	730

		6,312

	Malaysia — 0.10%
31,600	Lafarge Malayan Cement Berhad (Construction Materials) (a)	51
269,200	Petronas Chemicals Group Berhad (Chemicals)	464
22,200	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	128
544,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	196

		839

	Mexico — 0.40%
1,535,741	CEMEX SAB de CV (Construction Materials) (a)	1,395
401,534	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,230
15,609	Industrias Penoles SAB de CV (Metals & Mining)	389
119,820	Mexichem SAB de CV (Chemicals)	316

		3,330

	Netherlands — 1.02%
26,070	Akzo Nobel N.V. (Chemicals)	2,407
4,889	Core Laboratories N.V. (Energy Equipment & Services)	483
19,869	Koninklijke DSM N.V. (Chemicals)	1,626
7,853	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	344

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
36,228	LyondellBasell Industries N.V., Class – A (Chemicals)	$3,588

		8,448

	New Zealand — 0.05%
77,688	Fletcher Building Ltd. (Construction Materials)	448

	Norway — 0.84%
150,872	Norsk Hydro ASA (Metals & Mining)	1,097
250,010	Statoil ASA (Oil, Gas & Consumable Fuels)	5,001
19,923	Yara International ASA (Chemicals)	893

		6,991

	Papua New Guinea — 0.10%
153,063	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	840

	Peru — 0.03%
21,300	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	272

	Poland — 0.31%
3,383	Grupa Azoty SA (Chemicals)	74
15,267	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	250
5,927	Jastrzebska Spolka Weglowa SA (Metals & Mining) (a)	157
15,706	KGHM Polska Miedz SA (Metals & Mining)	505
35,828	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	1,196
197,692	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	368
43,774	Synthos SA (Chemicals)	62

		2,612

	Portugal — 0.12%
55,986	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	992

	Qatar — 0.02%
30,321	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	131

	Russia — 1.73%
289,200	ALROSA AO (Metals & Mining)	414
617,087	Gazprom OAO – Sponsored ADR (Oil, Gas & Consumable Fuels)	2,585
44,609	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	2,361
58,618	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	1,008
17,777	Novatek OAO, GDR (Oil, Gas & Consumable Fuels)	2,085
9,932	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,165
10,897	Phosagro OAO, GDR (Chemicals)	155
132,013	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	733
108,707	Severstal, Registered Shares, GDR (Metals & Mining)	1,625

Shares	Security Description	Value (000)
	Russia (continued)
23,380	Severstal, Registered Shares, GDR (Metals & Mining)	$350
161,639	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	820
25,684	Tatneft PJSC, ADR (Oil, Gas & Consumable Fuels)	1,097

		14,398

	South Africa — 0.46%
6,051	Anglo Platinum Ltd. (Metals & Mining) (a)	154
45,789	AngloGold Ashanti Ltd. (Metals & Mining)	431
23,659	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	215
92,164	Gold Fields Ltd. (Metals & Mining)	402
70,067	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	161
13,273	Mondi Ltd. (Paper & Forest Products)	355
60,742	Sappi Ltd. (Paper & Forest Products)	413
58,293	Sasol Ltd. (Chemicals)	1,598
82,919	Sibanye Gold Ltd. (Metals & Mining)	93

		3,822

	South Korea — 1.40%
5,708	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	327
12,018	Hanwha Chemical Corp. (Chemicals)	341
1,730	Honam Petrochemical Corp. (Chemicals)	571
2,364	Hyosung Corp. (Chemicals)	300
8,982	Hyundai Steel Co. (Metals & Mining)	414
4,998	Korea Zinc Co. (Metals & Mining)	2,164
2,051	Kumho Petro Chemical Co. Ltd. (Chemicals)	129
5,080	LG Chem Ltd. (Chemicals)	1,739
1,265	OCI Co. Ltd. (Chemicals)	113
7,344	POSCO (Metals & Mining)	2,033
7,057	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,226
20,307	S-Oil Corp. (Oil, Gas & Consumable Fuels)	2,261

		11,618

	Spain — 0.26%
115,220	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,123

	Sweden — 0.18%
30,684	Boliden AB (Metals & Mining)	1,039
20,910	Lundin Petroleum AB (Oil, Gas & Consumable Fuels) (a)	458

		1,497

	Switzerland — 1.67%
918	EMS-Chemie Holding AG – Registered (Chemicals)	611
972	Givaudan SA (Chemicals)	2,115
47,923	LafargeHolcim Ltd., Registered Shares (Construction Materials)	2,802
235	Sika AG (Chemicals)	1,749
9,484	Syngenta AG, Registered Shares (Chemicals)	4,367

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
484,381	Weatherford International PLC (Energy Equipment & Services) (a)	$2,218

		13,862

	Taiwan — 0.70%
264,082	Asia Cement Corp. (Construction Materials)	233
1,293,376	China Steel Corp. (Metals & Mining)	1,039
353,000	Formosa Chemicals & Fibre Corp. (Chemicals)	1,073
128,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	441
435,160	Formosa Plastics Corp. (Chemicals)	1,318
501,010	Nan Ya Plastics Corp. (Chemicals)	1,234
373,000	Taiwan Cement Corp. (Construction Materials)	416
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	87

		5,841

	Thailand — 0.49%
139,000	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	73
125,000	Energy Absolute Public Co. Ltd. (Oil, Gas & Consumable Fuels)	143
94,900	Indorama Ventures PCL (Chemicals)	120
1,622,100	IRPC PCL – Foreign (Oil, Gas & Consumable Fuels)	307
251,055	PTT Chemical Public Co. Ltd. (Chemicals)	580
178,504	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	479
115,500	PTT PCL (Oil, Gas & Consumable Fuels)	1,413
45,800	Siam Cement PCL (Construction Materials)	690
91,500	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	254

		4,059

	Turkey — 0.11%
157,059	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	341
49,620	Petkim Petrokimya Holding A/S (Chemicals)	83
13,985	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	478

		902

	United Kingdom — 9.56%
147,630	Anglo American PLC (Metals & Mining)	2,649
44,239	Antofagasta PLC (Metals & Mining)	562
712,275	BHP Billiton PLC (Metals & Mining)	12,544
1,919,756	BP PLC (Oil, Gas & Consumable Fuels)	12,277
14,724	Croda International PLC (Chemicals)	748
24,801	Fresnillo PLC (Metals & Mining)	467
153,956	Hunting PLC (Energy Equipment & Services) (a)	978
21,712	Johnson Matthey PLC (Chemicals)	995
41,199	Mondi PLC (Paper & Forest Products)	1,107
283,951	Rio Tinto PLC (Metals & Mining)	13,214
693,664	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	20,896

Shares	Security Description	Value (000)
	United Kingdom (continued)
381,983	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	$11,743
24,010	TechnipFMC PLC (Energy Equipment & Services) (a)	664
24,600	TechnipFMC PLC (Energy Equipment & Services) (a)	687

		79,531

	United States — 27.57%
21,660	Air Products & Chemicals, Inc. (Chemicals)	3,275
12,278	Albemarle Corp. (Chemicals)	1,674
65,292	Alcoa Corp. (Metals & Mining) (a)	3,044
110,906	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,418
43,980	Andeavor (Oil, Gas & Consumable Fuels)	4,537
17,200	Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	342
39,800	Apache Corp. (Oil, Gas & Consumable Fuels)	1,823
7,000	Ashland Global Holdings, Inc. (Chemicals)	458
10,000	Avery Dennison Corp. (Containers & Packaging)	983
24,100	Axalta Coating Systems Ltd. (Chemicals) (a)	697
42,625	Baker Hughes, Inc. (Energy Equipment & Services)	1,561
34,962	Ball Corp. (Containers & Packaging)	1,444
50,800	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,359
15,200	Celanese Corp., Series A (Chemicals)	1,585
25,525	CF Industries Holdings, Inc. (Chemicals)	897
191,764	Chevron Corp. (Oil, Gas & Consumable Fuels)	22,531
9,900	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,125
32,790	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	4,319
126,371	ConocoPhillips (Oil, Gas & Consumable Fuels)	6,325
10,438	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	403
15,700	Crown Holdings, Inc. (Containers & Packaging) (a)	938
49,300	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,810
8,500	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	833
230,309	DowDuPont, Inc. (Chemicals) (a)	15,945
15,556	Eastman Chemical Co. (Chemicals)	1,408
26,936	Ecolab, Inc. (Chemicals)	3,464
117,604	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,377
18,838	EQT Corp. (Oil, Gas & Consumable Fuels)	1,229
325,031	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	26,645
14,962	FMC Corp. (Chemicals)	1,336
132,817	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining) (a)	1,865

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
87,848	Halliburton Co. (Energy Equipment & Services)	$4,044
11,800	Helmerich & Payne, Inc. (Energy Equipment & Services) ^	615
74,231	Hess Corp. (Oil, Gas & Consumable Fuels)	3,481
18,772	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	675
8,700	International Flavors & Fragrances, Inc. (Chemicals)	1,243
41,100	International Paper Co. (Containers & Packaging)	2,335
447,223	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	8,578
88,834	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,205
55,482	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,111
6,228	Martin Marietta Materials, Inc. (Construction Materials)	1,284
44,826	Monsanto Co. (Chemicals)	5,371
18,300	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	486
39,558	National Oilwell Varco, Inc. (Energy Equipment & Services)	1,413
103,329	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	3,066
102,298	Newmont Mining Corp. (Metals & Mining)	3,837
45,120	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,280
33,500	Nucor Corp. (Metals & Mining)	1,877
175,917	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,296
22,900	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,269
10,300	Packaging Corporation of America (Containers & Packaging)	1,181
82,067	Parsley Energy, Inc., Class – A (Oil, Gas & Consumable Fuels) (a)	2,162
48,024	Phillips 66 (Oil, Gas & Consumable Fuels)	4,399
49,084	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	7,242
10,600	Plains GP Holdings LP, Class A (Oil, Gas & Consumable Fuels)	232
28,122	PPG Industries, Inc. (Chemicals)	3,056
29,150	Praxair, Inc. (Chemicals)	4,073
20,729	Range Resources Corp. (Oil, Gas & Consumable Fuels)	406
24,014	Reliance Steel & Aluminum Co. (Metals & Mining)	1,829
21,600	Sealed Air Corp. (Containers & Packaging)	923
10,660	Southern Copper Corp. (Metals & Mining)	424
18,200	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	861
36,418	The Mosaic Co. (Chemicals)	786
8,251	The Sherwin-Williams Co. (Chemicals)	2,954
74,700	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	2,242

Shares	Security Description	Value (000)
	United States (continued)
48,400	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	$3,724
19,217	Valvoline, Inc. (Chemicals)	451
13,900	Vulcan Materials Co. (Construction Materials)	1,663
7,900	W.R. Grace & Co. (Chemicals)	570
26,400	WestRock Co. (Containers & Packaging)	1,498
282,064	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	1,540

		229,332

	Total Common Stocks	655,272

	Preferred Stocks — 0.82%
	Brazil — 0.61%
17,400	Braskem SA – Preferred, Class A (Chemicals)	233
102,900	Gerdau SA – Preferred (Metals & Mining)	358
377,400	Klabin SA – Preferred (Containers & Packaging)	398
411,075	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	1,991
45,300	Suzano Papel e Celulose SA – Preferred, Class A (Paper & Forest Products)	263
202,704	Vale SA – Preferred (Metals & Mining)	1,889

		5,132

	Chile — 0.07%
10,804	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	600

	Germany — 0.06%
7,797	Fuchs Petrolub AG – Preferred (Chemicals)	462

	Russia — 0.06%
174	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	536

	South Korea — 0.02%
578	LG Chem Ltd. – Preferred (Chemicals)	128

	Total Preferred Stocks	6,858

	Right — 0.00%
—	Total SA (d)	—

	Total Right	—

Principal Amount (000)
	Corporate Bonds — 3.22%
$1,000	Albemarle Corp., 5.45%, 12/1/44, Callable 6/1/44 @ 100 (Chemicals)	1,159
2,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100 (Oil, Gas & Consumable Fuels)	2,229
2,000	Antero Resources Corp., 5.63%, 6/1/23, Callable 6/1/18 @ 104.22 (Oil, Gas & Consumable Fuels)	2,085
100	AT&T, Inc., 1.95% (US0003M + 65 bps), 1/15/20 (Diversified Telecommunication Services) (e)	100

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
$100	Autonation, Inc., 3.35%, 1/15/21, Callable 12/15/20 @ 100 (Specialty Retail)	$102
100	Bat Capital Corp., 1.91% (US0003M + 59 bps), 8/14/20 (Tobacco) (c)(e)	100
1,050	Boardwalk Pipelines LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100 (Oil, Gas & Consumable Fuels)	1,117
2,000	Buckeye Partners LP, 3.95%, 12/1/26, Callable 9/1/26 @ 100 (Oil, Gas & Consumable Fuels)	1,972
1,800	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23, Callable 4/15/18 @ 104.69 (Oil, Gas & Consumable Fuels)	1,827
2,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 11/6/17 @ 102.5(Oil, Gas & Consumable Fuels)	2,033
100	Crown Castle International Corp., 3.40%, 2/15/21, Callable 1/15/21 @ 100 (Equity Real Estate Investment Trusts)	103
100	Dell International LLC, 4.42%, 6/15/21, Callable 5/15/21 @ 100 (Technology Hardware, Storage & Peripherals) (c)	105
100	Delta Air Lines, Inc., 2.88%, 3/15/20 (Airlines)	101
100	Diamond 1 Finance/Diamond 2, 3.48%, 6/1/19 (Technology Hardware, Storage & Peripherals) (c)	102
100	Dominion Energy, Inc. (US0003M + 55 bps), 6/1/19 (Multi-Utilities) (c)(e)	100
100	ERAC USA Finance LLC, 2.35%, 10/15/19 (Road & Rail) (c)	100
100	Forest Laboratories LLC, 4.88%, 2/15/21, Callable 11/15/20 @ 100 (Pharmaceuticals) (c)	107
100	Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (Health Care Providers & Services) (c)	106
400	Goldman Sachs Group, Inc., 2.52% (US0003M + 120 bps), 9/15/20, Callable 8/15/20 @ 100 (Capital Markets) (e)	408
2,020	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (Oil, Gas & Consumable Fuels)	2,010
100	Hyundai Capital America, 2.50%, 3/18/19 (Consumer Finance) (c)	100
100	International Lease Finance Corp., 8.25%, 12/15/20 (Trading Companies & Distributors)	117
100	KLA-Tencor Corp., 3.38%, 11/1/19, Callable 10/1/19 @ 100 (Semiconductors & Semiconductor Equipment)	103
2,000	Marathon Oil Corp., 2.80%, 11/1/22, Callable 8/1/22 @ 100 (Oil, Gas & Consumable Fuels)	1,944

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
$660	Murphy Oil Corp., 4.00%, 6/1/22, Callable 3/1/22 @ 100 (Oil, Gas & Consumable Fuels)	$658
813	Nabors Industries, Inc., 4.63%, 9/15/21 (Energy Equipment & Services)	798
2,000	Newfield Exploration Co., 5.75%, 1/30/22 (Oil, Gas & Consumable Fuels)	2,136
100	Nissan Motor Acceptance Corp., 1.55%, 9/13/19 (Consumer Finance) (c)	99
1,069	Noble Energy, Inc. Senior Note, 5.63%, 5/1/21, Callable 11/6/17 @ 102.81 (Oil, Gas & Consumable Fuels)	1,101
1,050	Plains All American Pipeline, LP, 3.60%, 11/1/24, Callable 8/1/24 @ 100 (Oil, Gas & Consumable Fuels)	1,025
2,000	Range Resources Corp., 5.75%, 6/1/21, Callable 3/1/21 @ 100 (Oil, Gas & Consumable Fuels) (c)	2,080
100	Reed Elsevier N.V., 8.63%, 1/15/19 (Professional Services)	108
100	Santander Holdings USA, 2.77% (US0003M + 145 bps), 11/24/17 (Banks) (e)	100
200	Synchrony Financial, 2.71% (US0003M + 140 bps), 11/9/17 (Consumer Finance) (e)	200
100	Time Warner Cable, Inc., 8.75%, 2/14/19 (Media)	109
104	Verizon Communications, 3.38%, 2/15/25 (Diversified Telecommunication Services) (c)	105

	Total Corporate Bonds	26,749

	Asset Backed Security — 0.00%
37	Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class A1, 4.38%, 11/27/45, Callable 10/25/17 @ 100 (c)(f)	37

	Total Asset Backed Security	37

	Collateralized Mortgage Obligations — 0.06%
100	Apidos CLO, Class 13-16A A1R (US0003M + 98 bps), 1/19/25 (c)(e)	100
100	Banc of America Merrill Lynch Large Loan, Series 2015-ASHF, Class A, 2.45% (LIBOR01M + 122 bps), 1/15/28 (c)(e)	100
45	Colt Funding LLC, Series 2016-1, Class A1, 3.00%, 5/25/46, Callable 6/25/18 @ 100 (c)(f)	46
10	Goldman Sachs Real Estate Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 3.57%, 1/25/35, Callable 10/25/17 @ 100 (f)	9

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$100	IndyMac Residential, Series 2005-B, Class M3, 1.73% (US0001M + 49 bps), 8/25/35, Callable 10/25/18 @ 100 (e)	$100
100	NovaStar Home Equity Loan, Series 2005-1, Class M5, 2.32% (LIBOR01M + 108 bps), 6/25/35 (e)	101
16	WAMU Mortgage Pass-Through Certificates, Series 02-AR17, Class 1A, 2.09% (12MTA + 120 bps), 11/25/42, Callable 10/25/17 @ 100 (e)	15
12	WAMU Mortgage Pass-Through Certificates, Series 2005-AR13A1, Class A1A1, 1.53% (US0001M + 29 bps), 10/25/45, Callable 3/25/19 @ 100 (e)	12
19	Eurosail PLC, Series 2006-4X, Class A3C, 0.45% (BP0003M + 16 bps), 12/10/44, Callable 3/10/30 @ 100 (e)	25

	Total Collateralized Mortgage Obligations	508

	Certificates of Deposit — 0.06%
100	Barclays Bank PLC NY, 1.94%, 9/4/18	100
100	Barclays Bank PLC NY, 1.78% (US0003M + 46 bps), 3/16/18 (e)	100
200	Norinchukin Bank NY, 2.02% (US0003M + 72 bps), 10/12/17 (e)	200
100	Sumitomo Mitsui Trust NY, 2.01% (US0003M + 71 bps), 10/6/17 (e)	100

	Total Certificates of Deposit	500

	Global Bond — 0.00%
	Denmark — 0.00%
200	Nykredit, 2.00%, 10/1/17 (g)	32

	Total Global Bond	32

	U.S. Government Agency Securities — 0.13%
1,000	Federal Home Loan Bank, 0.50%, 10/4/17 (h)	1,000
98	Federal National Mortgage Association, 3.42% (US0012M + 173 bps), 5/1/38 (e)	104

	Total U.S. Government Agency Securities	1,104

	U.S. Treasury Obligations — 0.21%
77	U.S. Treasury Bill, 1.00%, 1/4/18 (b)(h)(i)	77
424	U.S. Treasury Inflation Index Note, 0.13%, 4/15/18	425
160	U.S. Treasury Inflation Index Note, 0.13%, 7/15/22	160
13	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	15

Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
$420	U.S. Treasury Note, 2.00%, 2/15/25	$414
70	U.S. Treasury Note, 1.63%, 5/15/26	66
234	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28	261
273	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	301

	Total U.S. Treasury Obligations	1,719

	Yankee Dollars — 0.36%
	Canada — 0.26%
2,000	Cenovus Energy, Inc., 3.80%, 9/15/23, Callable 6/15/23 @ 100 (Oil, Gas & Consumable Fuels)	2,008
100	Enbridge, Inc., 2.02% (US0003M + 70 bps), 6/15/20 (Oil, Gas & Consumable Fuels) (e)	101

		2,109

	Germany — 0.01%
100	Deutsche Bank AG (US0003M + 145 bps), 1/18/19 (Capital Markets) (e)	101

	Netherlands — 0.04%
100	Mylan N.V., 3.15%, 6/15/21, Callable 5/15/21 @ 100 (Pharmaceuticals)	102
200	Volkswagen International Finance N.V., 2.13%, 11/20/18(Automobiles) (c)	200

		302

	Spain — 0.01%
100	Telefonica Emisiones Sau, 5.88%, 7/15/19 (Diversified Telecommunication Services)	107

	Switzerland — 0.04%
300	UBS AG Stamford Connecticut, 7.63%, 8/17/22 (Capital Markets)	354

	Total Yankee Dollars	2,973

	Time Deposit — 0.30%
2,510	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 10/2/17 (b)	2,510

	Total Time Deposit	2,510

Shares
	Mutual Funds — 11.32%
8,132,026	Federated Treasury Obligations Fund, Institutional Shares, 0.87% ^^(i)	8,132
157,306	State Street Institutional Treasury Money Market Fund, 0.94% (i)	157
85,923,302	State Street Institutional Treasury Plus Money Market Fund, 0.94% (i)	85,923

	Total Mutual Funds	94,212

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements — 5.47%
$6,100	Bank of America Corp., 1.05%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $6,100,534 collateralized by U.S. Treasury Note, 1.63%, 5/31/23, fair value $6,222,164) (b)	$6,100
1,000	Bank of Nova Scotia, 1.22%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $1,000,102 collateralized by U.S. Treasury Note, 2.13%, 3/31/24, fair value $1,023,513)	1,000
1,000	Barclays Capital Group, 1.24%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $1,000,103 collateralized by U.S. Government Agency Securities, 4.00%, 4/1/47, fair value $1,033,286)	1,000
1,000	BNP Paribas, 1.22%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $1,000,102 collateralized by U.S. Treasury Obligations, 3.00%, 12/20/45, fair value $1,033,471)	1,000
6,200	BNP Paribas, 1.02%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $6,200,527 collateralized by U.S. Treasury Obligations, 0.88% – 3.00, 2/22/18 – 05/15/46, fair value $6,324,099) (b)	6,200
1,000	Deutsche Bank Securities, Inc., 1.21%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $1,000,102 collateralized by U.S. Treasury Bond, 3.00%, 5/15/45, fair value $1,023,469)	1,000
6,200	Deutsche Bank Securities, Inc., 1.05%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $6,200,543 collateralized by U.S. Treasury Note, 3.63%, 2/15/20, fair value $6,324,139) (b)	6,200
1,900	Goldman Sachs & Co., 1.22%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $1,900,193 collateralized by U.S. Treasury Obligations, 3.50%, 9/1/42, fair value $1,968,626) (b)	1,900
7,010	Jefferies LLC, 1.12%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $7,010,155 collateralized by U.S. Treasury Obligations, 1.24% – 2.97%, 5/15/18 – 8/15/46, fair value $7,149,703) ^^	7,010
2,900	JPMorgan Securities, 1.23%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $2,900,297 collateralized by U.S. Treasury Obligations, 3.50%, 5/20/45, fair value $2,987,902) (b)	2,900

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$2,900	Merrill Lynch Pierce Fenner & Smith, Inc., 1.21%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $2,900,292 collateralized by U.S. Treasury Bond, 3.13%, 8/15/44, fair value $2,965,321) (b)	$2,900
6,000	RBS Securities, Inc., 1.04%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $6,000,520 collateralized by U.S. Treasury Note, 1.04%, 2/15/18, fair value $6,122,989) (b)	6,000
2,300	Toronto Dominion Bank NY, 1.22%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $2,300,234 collateralized by U.S. Treasury Bond, 2.50%, 2/15/46, fair value $2,337,624)	2,300

	Total Repurchase Agreements	45,510

	Total Investments (cost $731,668) — 100.72%	837,984
	Liabilities in excess of other assets — (0.72)%	(5,991)

	Net Assets — 100.00%	$831,993

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $14,735 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

(a)	Represents non-income producing security.

(b)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.K. in the Notes to Portfolios of Investments.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	These securities have been deemed illiquid by the Specialist Manager represents 0.00% of the Portfolio net assets.

(e)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2017.

(f)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2017.

(g)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(h)	Rate disclosed represents effective yield at purchase.

(i)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(j)	The rate disclosed is the rate in effect on September 30, 2017.

12MTA — 12 Month Treasury Average

ADR — American Depositary Receipt

BP0003M — 3 Month GBP LIBOR

GDR — Global Depositary Receipt

LIBOR — Represents the London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR

US0001M — 1 Month US Dollar LIBOR

US0003M — 3 Month US Dollar LIBOR

US0012M — 12 Month US Dollar LIBOR

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	Vaughan Nelson Investment Management L.P.	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	58.60%	—	—	—	20.17%	—	78.77%
Preferred Stocks	0.82%	—	—	—	—	—	0.82%
Right	—	—	—	—	0.00%	—	0.00%
Corporate Bonds	—	0.31%	—	2.91%	—	—	3.22%
Asset Backed Security	—	0.00%	—	—	—	—	0.00%
Collateralized Mortgage Obligations	—	0.06%	—	—	—	—	0.06%
Certificates of Deposit	—	0.06%	—	—	—	—	0.06%
Global Bond	—	0.00%	—	—	—	—	0.00%
U.S. Government Agency Securities	—	0.13%	—	—	—	—	0.13%
U.S. Treasury Obligations	—	0.21%	—	—	—	—	0.21%
Yankee Dollars	—	0.12%	—	0.24%	—	—	0.36%
Time Deposit	—	0.04%	—	—	0.26%	—	0.30%
Mutual Funds	1.42%	—	9.14%	0.28%	0.23%	0.25%	11.32%
Repurchase Agreements	0.64%	1.69%	—	—	3.14%	—	5.47%
Other Assets	-0.52%	0.01%	0.11%	-0.10%	-0.22%	—	-0.72%

Total Net Assets	60.96%	2.63%	9.25%	3.33%	23.58%	0.25%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased ^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
10-Year US Treasury Note Future (a)	3	12/19/17	$379	$376	$(3)
30-Year US Treasury Bond Future	4	12/19/17	621	611	(10)
Brent Crude Future (a)	1	10/31/17	55	55	—
Brent Crude Future (a)	43	10/31/17	2,329	2,442	113
Brent Crude Future (a)	23	11/30/17	1,278	1,302	24
Brent Crude Future (a)	1	1/31/18	52	56	4
Brent Crude Future (a)	3	10/31/19	157	165	8
Canadian Dollar Future	237	12/19/17	19,430	19,020	(410)
Cocoa Future (a)	8	12/13/17	166	163	(3)
Coffee ‘c’ Future (a)	9	12/18/17	483	432	(51)
Corn Future (a)	92	12/14/17	1,746	1,634	(112)
Cotton No.2 Future (a)	4	10/6/17	137	137	—
Cotton No.2 Future (a)	1	3/7/18	34	34	—
Electrolytic Copper Future (a)	17	12/18/17	2,883	2,754	(129)
E-Mini S&P 500 Future	62	12/15/17	7,641	7,800	159
Gas Oil Future (a)	16	12/12/17	762	854	92
Gas Oil Future (a)	2	6/12/18	93	103	10
Gasoline RBOB Future (a)	5	11/30/17	329	332	3
Gold 100 Oz Future (a)	29	12/27/17	3,618	3,726	108
Hard Red Winter Wheat Future (a)	31	12/14/17	710	686	(24)
Hard Red Winter Wheat Future (a)	3	3/14/18	77	69	(8)
ICE WTI Crude Future (a)	1	11/17/17	48	52	4
ICE WTI Crude Future (a)	2	11/16/18	98	103	5
Lean Hogs Future (a)	2	10/13/17	50	44	(6)
Lean Hogs Future (a)	8	12/14/17	187	192	5
LME Lead Future (a)	8	12/18/17	476	498	22
Mini MSCI EAFE Index Future	58	12/15/17	5,679	5,737	58
Mini MSCI Emerging Markets Index Future	46	12/15/17	2,517	2,505	(12)
Natural Gas Future (a)	2	10/27/17	60	60	—
Natural Gas Future (a)	27	1/29/18	893	891	(2)
Natural Gas Future (a)	3	9/26/18	87	89	2
NY Harbor ULSD Future (a)	7	11/30/17	507	531	24
NYMEX WTI Crude Future (a)	5	10/20/17	246	258	12
NYMEX WTI Crude Future (a)	13	11/20/17	634	675	41
NYMEX WTI Crude Future (a)	37	1/22/18	1,848	1,932	84
NYMEX WTI Crude Future (a)	3	5/21/19	147	153	6
NYMEX WTI Crude Future (a)	1	5/19/20	52	51	(1)
Primary Aluminum Future (a)	55	12/18/17	2,824	2,887	63
Primary Nickel Future (a)	4	12/18/17	285	252	(33)
Primary Nickel Future (a)	2	3/19/18	127	127	—
S&P/Toronto Stock Exchange 60 Index Future	131	12/14/17	18,360	19,293	933
Silver Future (a)	10	12/27/17	847	834	(13)
Soybean Future (a)	20	1/12/18	982	979	(3)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Soybean Meal Future (a)	8	12/14/17	$246	$253	$7
Sugar #11 (World) Future (a)	43	2/28/18	707	679	(28)
Wheat (CBT) Future (a)	16	12/14/17	380	359	(21)
White Sugar Future (a)	4	11/15/17	76	72	(4)
White Sugar Future (a)	1	2/13/18	18	18	—
Zinc Future (a)	10	12/18/17	729	792	63
Zinc Future (a)	2	3/19/18	158	158	—

			$82,248	$83,225	$977

Futures Contracts Sold ^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Brent Crude Future (a)	1	10/31/17	$57	$53	$(4)
Brent Crude Future (a)	5	10/31/17	275	272	(3)
Brent Crude Future (a)	10	10/31/18	555	517	(38)
Brent Crude Future (a)	1	4/30/19	55	52	(3)
Brent Crude Future (a)	3	10/31/19	165	156	(9)
Brent Crude Future (a)	3	4/30/20	165	161	(4)
Cotton No.2 Future (a)	1	10/6/17	34	34	—
Gas Oil Future (a)	1	12/12/17	53	46	(7)
Gas Oil Future (a)	1	12/12/18	51	47	(4)
Gasoline RBOB Future (a)	4	2/28/18	269	258	(11)
ICE WTI Crude Future (a)	1	2/16/18	52	48	(4)
Natural Gas Future (a)	7	12/27/17	231	235	4
Natural Gas Future (a)	9	3/27/18	265	256	(9)
Natural Gas Future (a)	3	4/26/18	87	85	(2)
Natural Gas Future (a)	1	12/27/19	31	28	(3)
Natural Gas Future (a)	1	1/29/20	31	29	(2)
Natural Gas Future (a)	1	2/26/20	30	28	(2)
Natural Gas Future (a)	1	3/27/20	27	28	1
Natural Gas Future (a)	1	4/28/20	27	29	2
Natural Gas Future (a)	1	5/27/20	27	28	1
Natural Gas Future (a)	1	6/26/20	27	28	1
Natural Gas Future (a)	1	7/29/20	27	28	1
Natural Gas Future (a)	1	8/27/20	27	28	1
Natural Gas Future (a)	1	9/28/20	28	28	—
Natural Gas Future (a)	1	10/28/20	28	28	—
Natural Gas Future (a)	1	11/26/20	30	28	(2)
NYMEX WTI Crude Future (a)	8	11/19/18	412	430	18
NYMEX WTI Crude Future (a)	3	11/20/19	152	152	—
Primary Aluminum Future (a)	8	12/17/18	430	414	(16)
Sugar #11 (World) Future (a)	5	2/28/18	79	81	2
Wheat (CBT) Future (a)	3	3/14/18	70	77	7

			$3,797	$3,712	$(85)

		Total Unrealized Appreciation			$1,888
		Total Unrealized Depreciation			(996)

		Total Net Unrealized Appreciation/(Depreciation)			$892

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Short Contracts

Description and amount of currency to be purchased		Description and amount of currency to be sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	330,427	Euro	281,000	Bank National Paris	11/2/17	$(2)
U.S. Dollar (a)	335,143	Euro	284,000	Deutsche Bank	11/15/17	(1)
U.S. Dollar	339,430	Euro	281,000	JP Morgan Chase	10/3/17	6
U.S. Dollar (a)	113,096	Canadian Dollar	141,000	Standard Charter Bank	11/15/17	—
U.S. Dollar	113,785	Canadian Dollar	142,000	Goldman Sachs International	10/3/17	—
U.S. Dollar	84,094	British Pound Sterling	65,000	Bank National Paris	10/3/17	(3)

						$—

Long Contracts
Description and amount of currency to be purchased		Description and amount of currency to be sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
Mexican Peso	621,000	U.S. Dollar	34,000	Goldman Sachs International	12/15/17	$(1)
Canadian Dollar (a)	142,000	U.S. Dollar	112,000	JP Morgan Chase	11/15/17	2
Euro (a)	283,000	U.S. Dollar	336,000	Goldman Sachs International	11/15/17	—
British Pound Sterling (a)	67,000	U.S. Dollar	87,000	JP Morgan Chase	11/15/17	3

						$4

				Total Unrealized Appreciation		$11
				Total Unrealized Depreciation		(7)

				Total Net Unrealized Appreciation/(Depreciation)		$4

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Options & Swaptions Purchased and Written

Exchange-traded options purchased as of September 30, 2017 were as follows:

Description		Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
Crude Oil Call Option (a)		1	$1	$60.00	11/27/17	$1
Natural Gas EURO Call Option (a)		10	10	3.00	3/26/18	2
WTI-Brent Spread Call Option (a)		1	1	2.00	10/30/18	—
BBG Industrial Metals Index Put Options (a)		4	4	109.00	11/1/17	1

Total						$4

Exchange-traded options written as of September 30, 2017 were as follows:
Description		Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
Gasoline RBOB Call Option		42	$42	$163.00	11/27/17	$(2)
Natural Gas CSO Call Option (a)		—	1	0.50	2/23/18	(2)
WTI-Brent ICSO Call Option (a)		1	1	3.50	10/30/17	—
WTI-Brent ISCO Put Option (a)		1	1	6.50	10/30/17	—
WTI-Brent Spread Call Option (a)		1	1	—	10/30/18	—
Crude Oil Put Options (a)		—	1	70.00	10/26/17	(13)

Total						$(17)

Over-the-counter foreign currency options and swaptions purchased as of September 30, 2017 were as follows:
Description and terms of payments	Counterparty	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
30 Year Interest Rate Call Swaption, Pay 6- Month USD LIBOR	Deutsche Bank	50	$50	$2.15	6/15/18	$1
30 Year Interest Rate Put Swaption, Pay 6-Month USD LIBOR	Deutsche Bank	50	50	2.15	6/15/18	5

Total						$6

Total Return Swap Agreements

Pay/Receive Financing Rate	Financing Rate	Description	Counterparty	Expiration Date	Notional Amount (000)	Value (000)	Upfront Payment Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	0.16%	Bloomberg Commodity Index (a)	Barclays Bank PLC	10/31/17	$571	$(29)	$—	$(29)
Pay	0.30%	Bloomberg Soybean Meal Index (a)	Barclays Bank PLC	2/14/18	277	13	—	13
Pay	0.18%	S&P GSCI Grains Index (a)	Barclays Bank PLC	2/28/18	24	—	—	—
Pay	0.30%	S&P GSCI Grains Index (a)	Barclays Bank PLC	3/29/18	401	7	—	7
Pay	0.10%	S&P GSCI Grains Index (a)	Goldman Sachs International	11/30/17	399	(13)	—	(13)

						$(22)	$—	$(22)

					Total upfront premiums paid			$—
					Total upfront premiums received			—
					Total unrealized appreciation			20
					Total unrealized depreciation			(42)

					Total Value			$(22)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Interest Rate Swap Agreements

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Expiration Date	Counterparty	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/(Depreciation) (000)
Receive U.S. CPI Urban Consumers NSA Annually	Pay 2.50% Fixed Annually	7/15/22	Deutsche Bank AG	500 USD	$(48)	$2	$(50)

Total					$(48)	$2	$(50)

Centrally Cleared Interest Rate Swap Agreements

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Expiration Date	Notional Amount (000)		Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive 3-Month U.S. Dollar LIBOR BBA Daily	Pay 2.0% Fixed Daily	12/16/20	700	USD	$(3)	$(17)	$14
Receive 5.825% Fixed Daily	Pay Mexico Interbank TIIE 28-Day Daily	1/21/23	1,300	MXN	(3)	—	(3)
Receive 6.35% Fixed Daily	Pay Mexico Interbank TIIE 28-Day Daily	9/13/23	3,000	MXN	(4)	9	(13)
Receive 2.97% Fixed Daily	Pay 3-Month U.S. Dollar LIBOR BBA Daily	10/25/23	300	USD	7	—	7
Receive 3-Month U.S. Dollar LIBOR BBA Daily	Pay 2.8% Fixed Daily	10/28/25	2,450	USD	(39)	(4)	(35)
Receive 2.24% Fixed Daily	Pay US CPI Urban Consumers NSA Daily	11/21/26	200	USD	3	—	3
Receive 3-Month U.S. Dollar LIBOR BBA Daily	Pay 1.75% Fixed Daily	12/21/26	700	USD	29	42	(13)
Receive 3.3% Fixed Daily	Pay UK RPI all items NSA Daily	12/15/30	340	GBP	(8)	(12)	4
Receive 3-Month U.S. Dollar LIBOR BBA Daily	Pay 2.25% Fixed Daily	12/21/46	340	USD	23	34	(11)
Receive 3-Month U.S. Dollar LIBOR BBA Daily	Pay 2.97% Fixed Daily	10/25/48	50	USD	(4)	—	(4)

					$1	$52	$(51)

				Total upfront premiums paid			(33)
				Total upfront premiums received			85
				Total unrealized appreciation			28
				Total unrealized depreciation			(79)

				Total value			1

Commodity Forward Swap Agreements

Underlying Instruments	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
CAW (a)	Goldman Sachs International	11/15/17	$61.25	$8	$—	$—	$—
Eurmarg (a)	BNP Paribas	12/29/17	6.97	2	(3)	—	(3)
Eurmarg (a)	JPMorgan Chase	12/29/17	7.10	—	—	—	—
Eurmarg (a)	Macquarie	3/30/18	6.20	1	1	—	1
Orexio Option (a)	BNP Paribas	12/29/17	78.00	—	4	—	4
CAW (a)	Macquarie	11/15/17	45.00	8	—	—	—
CUAC (a)	Macquarie	12/29/17	36.80	378	52	1	51
Eurmarg (a)	BNP Paribas	12/29/17	5.85	2	7	—	7
Eurmarg (a)	Goldman Sachs International	12/31/18	10.85	1	1	—	1
Eurmarg (a)	JPMorgan Chase	12/29/17	5.85	—	1	—	1
Eurmarg (a)	JPMorgan Chase	3/30/18	5.10	1	(2)	—	(2)
Eurmarg (a)	Macquarie	12/31/18	5.58	1	1	—	1
Gold (a)	Goldman Sachs International	1/31/18	1,215.00	—	19	—	19
KWW (a)	JPMorgan Chase	2/23/18	1.00	24	1	—	1
Napgasfo (a)	JPMorgan Chase	12/31/18	12.00	4	—	—	—
Orexio Option (a)	BNP Paribas	12/31/18	63.70	—	(3)	—	(3)
Orexio Option (a)	BNP Paribas	12/31/19	54.00	—	—	—	—
Orexio Option (a)	Goldman Sachs International	12/29/17	55.35	—	1	—	1
Orexio Option (a)	Goldman Sachs International	12/31/19	53.85	—	—	—	—
Orexio Option (a)	Goldman Sachs International	12/29/17	59.70	—	—	—	—
Silver (a)	Goldman Sachs International	11/29/17	17.11	14	(7)	—	(7)

				$444	$73	$1	$72

				Total upfront premiums paid			$—
				Total upfront premiums received			1
				Total unrealized appreciation			87
				Total unrealized depreciation			(15)

				Total value			$73

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

Commodity Swap Agreements

Pay/Receive Financing Rate	Financing Rate	Underlying Instruments	Counterparty	Expiration Date	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	0.05%	S&P GSCI Grains Index (a)	BNP Paribas	2/15/18	$53	$—	$—	$—
Pay	0.05%	S&P GSCI Grains Index (a)	JPMorgan Chase	2/15/18	20	—	—	—
Pay	0.12%	Bloomberg Commodity Index (a)	BNP Paribas	2/15/18	132	(1)	—	(1)
Pay	0.25%	Bloomberg Commodity Index (a)	BNP Paribas	2/15/18	324	(23)	—	(23)
Pay	0.14%	Bloomberg Commodity Index (a)	BNP Paribas	2/15/18	378	(3)	—	(3)
Pay	0.14%	Bloomberg Commodity Index (a)	Canadian Imperial Bank of Commerce	2/15/18	2,597	(22)	—	(22)
Pay	0.13%	Bloomberg Commodity Index (a)	Goldman Sachs International	2/15/18	866	(8)	—	(8)
Pay	0.13%	Bloomberg Commodity Index (a)	JPMorgan Chase	2/15/18	14,496	(131)	—	(131)
Pay	0.25%	CBOE Skew Index (a)	Goldman Sachs International	2/15/18	324	(5)	—	(5)
Pay	0.30%	J.P. Morgan Dew 2 Index (a)	JPMorgan Chase	2/15/18	674	2	—	2
Pay	—	Pacific Investment Management Company, LLC Index (a)	Canadian Imperial Bank of Commerce	2/15/18	157	(1)	8	(9)
Pay	—	Pacific Investment Management Company, LLC Index (a)	Macquarie	2/15/18	157	(1)	8	(9)

					$20,178	$(193)	$16	$(209)

					Total upfront premiums paid			$—
					Total upfront premiums received			16
					Total unrealized appreciation			2
					Total unrealized depreciation			(211)

					Total value			$(193)

Variance Swap Agreements
Underlying Instruments		Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Gold (a)		JPMorgan Chase	7/9/19	$0.0324	$83	$—	$—	$—
S&P GSCI Grains Index (a)		Goldman Sachs International	8/2/18	0.0371	380	—	—	—
Silver (a)		JPMorgan Chase	7/9/19	0.0729	55	—	—	—

					$518	$—	$—	$—

					Total upfront premiums paid			$—
					Total upfront premiums received			—
					Total unrealized appreciation			—
					Total unrealized depreciation			—

					Total value			$—

Amounts designated as “—“ are $0 or have been rounded to $0.

(a)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.K. in the Notes to Portfolios of Investments.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.40%
	Australia — 3.72%
18,383	AMP Ltd. (Diversified Financial Services)	$70
12,734	APA Group (Gas Utilities)	83
45,264	Aurizon Holdings Ltd. (Road & Rail)	174
21,129	AusNet Services (Electric Utilities)	28
26,585	Australia & New Zealand Banking Group Ltd. (Banks)	617
3,317	Bank of Queensland Ltd. (Banks)	34
4,390	Bendigo & Adelaide Bank Ltd. (Banks)	40
14,198	Coca-Cola Amatil Ltd. (Beverages)	86
15,895	Commonwealth Bank of Australia (Banks)	938
9,639	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	85
12,049	Dexus Property Group (Equity Real Estate Investment Trusts)	90
20,954	GPT Group (Equity Real Estate Investment Trusts)	82
14,680	Harvey Norman Holdings Ltd. (Multiline Retail)	45
20,995	Insurance Australia Group Ltd. (Insurance)	105
1,959	Macquarie Group Ltd. (Capital Markets)	140
46,734	Mirvac Group (Equity Real Estate Investment Trusts)	84
24,254	National Australia Bank Ltd. (Banks)	599
12,203	QBE Insurance Group Ltd. (Insurance)	96
62,672	Scentre Group (Equity Real Estate Investment Trusts)	192
28,964	Stockland Trust Group (Equity Real Estate Investment Trusts)	98
11,444	Suncorp Group Ltd. (Insurance)	117
26,363	Sydney Airport (Transportation Infrastructure)	147
20,626	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	69
35,235	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	111
59,639	Telstra Corp. Ltd. (Diversified Telecommunication Services)	163
40,403	Vicinity Centres (Equity Real Estate Investment Trusts)	84
18,171	Wesfarmers Ltd. (Food & Staples Retailing)	589
30,898	Westpac Banking Corp. (Banks)	773

		5,739

	Austria — 0.09%
424	ANDRITZ AG (Machinery)	25
590	Erste Group Bank AG (Banks)	25
859	OMV AG (Oil, Gas & Consumable Fuels)	50
662	Voestalpine AG (Metals & Mining)	34

		134

	Belgium — 0.58%
6,204	Anheuser-Busch InBev N.V. (Beverages)	742
1,067	Belgacom SA (Diversified Telecommunication Services)	37
329	Groupe Bruxelles Lambert SA (Diversified Financial Services)	35
1,029	KBC Groep N.V. (Banks)	87

		901

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Bermuda — 0.07%
2,356	IHS Markit Ltd. (Professional Services) (a)	$104

	Curaçao — 0.54%
12,005	Schlumberger Ltd. (Energy Equipment & Services)	837

	Denmark — 1.14%
3,798	ISS A/S (Commercial Services & Supplies)	153
31,655	Novo Nordisk A/S, Class – B (Pharmaceuticals)	1,513
11,287	TDC A/S (Diversified Telecommunication Services)	66
944	Tryg A/S (Insurance)	22

		1,754

	Finland — 0.57%
3,135	Elisa Oyj (Diversified Telecommunication Services)	135
15,250	Fortum Oyj (Electric Utilities)	304
3,868	Nokian Renkaat Oyj (Auto Components)	172
10,106	UPM-Kymmene Oyj (Paper & Forest Products)	274

		885

	France — 5.33%
16,244	AXA SA (Insurance)	491
9,284	BNP Paribas (Banks)	749
4,601	Bouygues SA (Construction & Engineering)	218
12,693	Carrefour SA (Food & Staples Retailing)	256
1,296	Casino Guichard-Perrachon SA (Food & Staples Retailing)	77
1,443	CNP Assurances (Insurance)	34
9,577	Credit Agricole SA (Banks)	174
19,127	ENGIE (Multi-Utilities)	325
3,838	Eutelsat Communications (Media)	114
349	Fonciere des Regions (Equity Real Estate Investment Trusts)	36
509	Gecina SA (Equity Real Estate Investment Trusts)	83
420	Icade (Equity Real Estate Investment Trusts)	37
2,377	Klepierre (Equity Real Estate Investment Trusts)	93
2,457	Lagardere SCA (Media)	82
8,016	Natixism SA (Banks)	64
21,815	Orange (Diversified Telecommunication Services)	357
15,627	Sanofi-Aventis (Pharmaceuticals)	1,552
11,572	Schneider Electric SA (Electrical Equipment)	1,007
631	Societe BIC SA (Commercial Services & Supplies)	76
6,497	Societe Generale (Banks)	380
4,001	Suez Environnement Co. (Multi-Utilities)	73
29,051	Total SA (Oil, Gas & Consumable Fuels)	1,561
1,089	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	265
5,207	Veolia Environnement (Multi-Utilities)	120

		8,224

	Germany — 4.92%
2,564	Allianz SE (Insurance)	576
681	Axel Springer AG (Media)	44
10,428	BASF SE (Chemicals)	1,109

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
4,967	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	$504
13,859	Daimler AG, Registered Shares (Automobiles)	1,105
714	Deutsche Boerse AG (Capital Markets)	77
14,606	Deutsche Post AG (Air Freight & Logistics)	650
24,385	Deutsche Telekom AG (Diversified Telecommunication Services)	455
2,456	Evonik Industries AG (Chemicals)	88
939	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	83
968	Innogy SE (Multi-Utilities)	43
516	MAN SE (Machinery)	58
908	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	194
4,007	ProSiebenSat.1 Media AG (Media)	136
9,631	SAP SE (Software)	1,055
7,728	Siemens AG (Industrial Conglomerates)	1,089
5,214	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	29
8,653	TUI AG (Hotels, Restaurants & Leisure)	147
3,403	Vonovia SE (Real Estate Management & Development)	145

		7,587

	Hong Kong — 1.69%
53,500	BOC Hong Kong (Holdings) Ltd. (Banks)	260
20,500	CLP Holdings Ltd. (Electric Utilities)	210
54,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	128
10,500	Hang Seng Bank Ltd. (Banks)	256
22,760	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	151
50,767	HK Electric Investments Ltd. (Electric Utilities)	46
74,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	90
14,000	Hysan Development Co. (Real Estate Management & Development)	66
270,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	136
1,637	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	78
102,000	PCCW Ltd. (Diversified Telecommunication Services)	55
26,500	Power Assets Holdings Ltd. (Electric Utilities)	230
26,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	421
18,000	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	175
15,800	Swire Properties Ltd. (Real Estate Management & Development)	54
31,500	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	255

		2,611

	Ireland (Republic of) — 0.18%
5,979	CRH PLC (Construction Materials)	228

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (Republic of) (continued)
567	Paddy Power PLC (Hotels, Restaurants & Leisure)	$57

		285

	Israel — 0.30%
13,278	Bank Hapoalim Ltd. (Banks)	93
62	Elbit Systems Ltd. (Aerospace & Defense)	9
82,475	Israel Chemicals Ltd. (Chemicals)	366

		468

	Italy — 1.10%
6,538	Assicurazioni Generali SpA (Insurance)	122
6,049	Atlantia SpA (Transportation Infrastructure)	191
37,564	Eni SpA (Oil, Gas & Consumable Fuels)	621
69,659	Intesa Sanpaolo SpA (Banks)	247
5,802	Intesa Sanpaolo SpA (Banks)	19
34,753	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	167
43,723	Telecom Italia SpA (Diversified Telecommunication Services)	33
10,633	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	62
10,520	Unicredit SpA (Banks) (a)	224
6,937	UnipolSai SpA (Insurance)	16

		1,702

	Japan — 13.38%
400	AEON Credit Service Co. Ltd. (Consumer Finance)	8
3,500	Aisin Seiki Co. Ltd. (Auto Components)	184
7,200	Amada Holdings Co. Ltd. (Machinery)	79
4,400	Asahi Glass Co. Ltd. (Building Products)	163
45,700	Astellas Pharma, Inc. (Pharmaceuticals)	581
1,300	Benesse Holdings, Inc. (Diversified Consumer Services)	47
13,900	Bridgestone Corp. (Auto Components)	631
20,900	Canon, Inc. (Technology Hardware, Storage & Peripherals)	714
4,700	Casio Computer Co. Ltd. (Household Durables)	66
5,500	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	132
5,500	Daicel Corp. (Chemicals)	66
10,200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	230
5,800	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	200
9,000	Daiwa Securities Group, Inc. (Capital Markets)	51
10,100	Denso Corp. (Auto Components)	511
5,400	Eisai Co. Ltd. (Pharmaceuticals)	277
1,400	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	35
13,300	Fuji Heavy Industries Ltd. (Automobiles)	480
38,000	Fujitsu Ltd. (IT Services)	283
97,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	684
34,000	Honda Motor Co. Ltd. (Automobiles)	1,007
32,200	ITOCHU Corp. (Trading Companies & Distributors)	527
2,400	Japan Exchange Group, Inc. (Capital Markets)	42
27	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	48

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,100	JSR Corp. (Chemicals)	$78
66,250	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	341
18,000	Kajima Corp. (Construction & Engineering)	179
6,000	Kaneka Corp. (Chemicals)	47
19,400	KDDI Corp. (Wireless Telecommunication Services)	511
19,200	Komatsu Ltd. (Machinery)	546
9,400	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	77
7,500	Kuraray Co. Ltd. (Chemicals)	140
6,900	Kyocera Corp. (Electronic Equipment, Instruments & Components)	428
1,300	Lawson, Inc. (Food & Staples Retailing)	86
4,500	Marui Group Co. Ltd. (Multiline Retail)	64
7,500	Mebuki Financial Group, Inc. (Banks)	29
1,100	Miraca Holdings, Inc. (Health Care Providers & Services)	51
27,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	265
31,900	Mitsubishi Corp. (Trading Companies & Distributors)	743
6,800	Mitsubishi Heavy Industries Ltd. (Machinery)	269
4,500	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	103
1,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	9
35,700	Mitsui & Co. Ltd. (Trading Companies & Distributors)	528
3,600	Mitsui Chemicals, Inc. (Chemicals)	109
195,600	Mizuho Financial Group, Inc. (Banks)	343
4,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	129
5,300	NEC Corp. (Technology Hardware, Storage & Peripherals)	144
1,700	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	66
19	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	40
14,900	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	342
7,000	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	321
1,200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	26
2,700	Nomura Research Institute Ltd. (IT Services)	105
14,700	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	336
13,500	Obayashi Corp. (Construction & Engineering)	162
3,900	OMRON Corp. (Electronic Equipment, Instruments & Components)	199
6,800	ORIX Corp. (Diversified Financial Services)	110
3,800	Osaka Gas Co. Ltd. (Gas Utilities)	71
1,100	OTSUKA Corp. (IT Services)	70
8,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	338
2,100	Park24 Co. Ltd. (Commercial Services & Supplies)	51
17,000	Resona Holdings, Inc. (Banks)	87

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,000	Sankyo Co. Ltd. (Leisure Products)	$32
3,500	Sega Sammy Holdings, Inc. (Leisure Products)	49
5,865	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	142
12,400	Sekisui House Ltd. (Household Durables)	209
3,800	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	44
2,600	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	101
35,000	Sumitomo Chemical Co. Ltd. (Chemicals)	219
24,900	Sumitomo Corp. (Trading Companies & Distributors)	358
2,400	Sumitomo Heavy Industries Ltd. (Machinery)	96
10,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	411
2,700	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	97
3,600	Sumitomo Rubber Industries Ltd. (Auto Components)	66
4,600	T&D Holdings, Inc. (Insurance)	67
15,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	863
4,100	Teijin Ltd. (Chemicals)	81
6,000	The Chiba Bank Ltd. (Banks)	43
8,500	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	153
5,000	The Shizuoka Bank Ltd. (Banks)	45
5,500	Tokio Marine Holdings, Inc. (Insurance)	214
3,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	491
4,000	Tokyo Gas Co. Ltd. (Gas Utilities)	98
1,400	Toyoda Gosei Co. Ltd. (Auto Components)	33
26,300	Toyota Motor Corp. (Automobiles)	1,569
4,500	Toyota Tsusho Corp. (Trading Companies & Distributors)	148
4,200	USS Co. Ltd. (Specialty Retail)	85
12,400	Yamada Denki Co. Ltd. (Specialty Retail)	68
6,000	Yamaha Motor Co. Ltd. (Automobiles)	180
4,400	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	75

		20,626

	Jersey — 0.32%
9,212	Petrofac Ltd. (Energy Equipment & Services)	56
23,704	WPP PLC (Media)	439

		495

	Luxembourg — 0.13%
707	Millicom International Cellular SA (Wireless Telecommunication Services)	47
7,089	SES – FDR, Class – A (Media)	155

		202

	Netherlands — 1.36%
1,201	ABN AMRO Group N.V. (Banks)	36
6,163	AEGON N.V. (Insurance)	36
315	Franks International N.V. (Energy Equipment & Services)	2
12,836	ING Groep N.V. (Banks)	237

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
14,253	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	$49
11,344	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	212
765	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	27
1,619	Koninklijke DSM N.V. (Chemicals)	133
8,503	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	351
601	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	26
1,049	NN Group N.V. (Insurance)	44
1,078	Randstad Holding N.V. (Professional Services)	67
8,584	Reed Elsevier N.V. (Professional Services)	182
11,788	Unilever N.V. (Personal Products)	697

		2,099

	New Zealand — 0.05%
4,162	Contact Energy Ltd. (Electric Utilities)	17
3,853	Fletcher Building Ltd. (Construction Materials)	22
8,586	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	18
9,062	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	23

		80

	Norway — 0.46%
1,312	Gjensidige Forsikring ASA (Insurance)	23
6,865	Marine Harvest ASA (Food Products)	136
20,947	Statoil ASA (Oil, Gas & Consumable Fuels)	418
6,468	Telenor ASA (Diversified Telecommunication Services)	137

		714

	Portugal — 0.13%
53,445	EDP – Energias de Portugal SA (Electric Utilities)	201

	Singapore — 0.92%
51,800	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	101
46,500	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	57
53,600	CapitaMall Trust (Equity Real Estate Investment Trusts)	79
49,200	Oversea-Chinese Banking Corp. Ltd. (Banks)	405
14,300	SATS Ltd. (Transportation Infrastructure)	49
8,400	Singapore Exchange Ltd. (Capital Markets)	46
53,300	Singapore Press Holdings Ltd. (Media)	107
35,300	Singapore Tech Engineering (Aerospace & Defense)	90
178,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	484

		1,418

	Spain — 1.58%
11,206	Abertis Infraestructuras SA (Transportation Infrastructure)	226

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
5,228	Amadeus IT Holding SA, A Shares (IT Services)	$340
44,358	Banco Bilbao Vizcaya Argentaria SA (Banks)	396
6,715	Corporacion Mapfre (Insurance)	22
3,704	Enagas (Oil, Gas & Consumable Fuels)	104
2,729	Endesa (Electric Utilities)	62
2,935	Gas Natural SDG SA (Gas Utilities)	65
47,867	Iberdrola SA (Electric Utilities)	371
3,534	Red Electrica Corp. (Electric Utilities)	74
19,065	Repsol YPF SA (Oil, Gas & Consumable Fuels)	352
39,476	Telefonica SA (Diversified Telecommunication Services)	429

		2,441

	Sweden — 1.69%
20,323	Hennes & Mauritz AB, B Shares (Specialty Retail)	527
2,955	Hexagon AB (Electronic Equipment, Instruments & Components)	147
1,662	ICA Gruppen AB (Food & Staples Retailing)	62
28,986	Nordea Bank AB (Banks)	392
14,832	Skandinaviska Enskilda Banken AB, Class – A (Banks)	195
6,994	Skanska AB, B Shares (Construction & Engineering)	162
14,147	Svenska Handelsbanken AB, A Shares (Banks)	214
8,698	Swedbank AB, A Shares (Banks)	241
4,333	Tele2 AB, B Shares (Wireless Telecommunication Services)	50
81,636	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	469
31,619	TeliaSonera AB (Diversified Telecommunication Services)	149

		2,608

	Switzerland — 5.63%
46,073	ABB Ltd., Registered Shares (Electrical Equipment)	1,139
4,318	Adecco SA, Registered Shares (Professional Services)	336
1,072	Garmin Ltd. (Household Durables)	58
1,215	Kuehne & Nagel International Ltd. (Marine)	225
10,660	LafargeHolcim Ltd., Registered Shares (Construction Materials)	623
18,579	Nestle SA (Food Products)	1,557
18,691	Novartis AG, Registered Shares (Pharmaceuticals)	1,601
6,191	Roche Holding AG (Pharmaceuticals)	1,581
127	SGS SA, Registered Shares (Professional Services)	305
836	Swiss Prime Site AG (Real Estate Management & Development)	75
2,834	Swiss Re AG (Insurance)	257
295	Swisscom AG (Diversified Telecommunication Services)	151
22,374	UBS Group AG (Capital Markets)	382
1,324	Zurich Financial Services AG (Insurance)	404

		8,694

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom — 9.92%
2,564	Aon PLC (Insurance)	$374
21,343	AstraZeneca PLC (Pharmaceuticals)	1,417
33,158	Aviva PLC (Insurance)	229
57,292	BAE Systems PLC (Aerospace & Defense)	485
18,104	Barratt Developments PLC (Household Durables)	149
38,268	BHP Billiton PLC (Metals & Mining)	674
4,085	British American Tobacco PLC, ADR (Tobacco)	255
20,061	British American Tobacco PLC (Tobacco)	1,255
8,627	British Land Co. PLC (Equity Real Estate Investment Trusts)	70
77,409	BT Group PLC (Diversified Telecommunication Services)	294
12,250	Capita PLC (Professional Services)	93
9,985	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	31
58,396	Centrica PLC (Multi-Utilities)	146
11,909	Direct Line Insurance Group PLC (Insurance)	58
2,694	easyJet PLC (Airlines)	44
61,076	GlaxoSmithKline PLC (Pharmaceuticals)	1,218
7,257	Hammerson PLC (Equity Real Estate Investment Trusts)	52
5,200	IMI PLC (Machinery)	87
17,760	Imperial Tobacco Group PLC (Tobacco)	758
5,430	Inmarsat PLC (Diversified Telecommunication Services)	47
3,345	Investec PLC (Capital Markets)	24
95,494	ITV PLC (Media)	223
30,980	J Sainsbury PLC (Food & Staples Retailing)	99
40,485	Kingfisher PLC (Specialty Retail)	162
6,765	Land Securities Group PLC (Equity Real Estate Investment Trusts)	88
45,895	Legal & General Group PLC (Insurance)	160
28,923	Marks & Spencer Group PLC (Multiline Retail)	137
34,928	National Grid PLC (Multi-Utilities)	433
2,697	Next PLC (Multiline Retail)	190
19,094	Pearson PLC (Media)	157
7,194	Persimmon PLC (Household Durables)	249
719	Provident Financial PLC (Consumer Finance)	8
32,320	Rio Tinto PLC (Metals & Mining)	1,504
37,709	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	1,136
33,736	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	1,037
16,767	Royal Mail PLC (Air Freight & Logistics)	86
2,135	Severn Trent PLC (Water Utilities)	62
11,172	SSE PLC (Electric Utilities)	209
19,566	Standard Life PLC (Insurance)	114
13,018	Tate & Lyle PLC (Food Products)	113
58,720	Taylor Wimpey PLC (Household Durables)	154
2,092	TechnipFMC PLC (Energy Equipment & Services) (a)	58
3,142	The Berkeley Group Holdings PLC (Household Durables)	156
6,254	United Utilities Group PLC (Water Utilities)	72
335,311	Vodafone Group PLC (Wireless Telecommunication Services)	938

		15,305

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States — 41.60%
5,997	3M Co. (Industrial Conglomerates)	$1,259
1,068	Aaron’s, Inc. (Specialty Retail)	47
5,941	Accenture PLC, Class – A (IT Services)	802
686	Advance Auto Parts, Inc. (Specialty Retail)	68
1,957	Air Products & Chemicals, Inc. (Chemicals)	296
1,678	Akamai Technologies, Inc. (Internet Software & Services) (a)	82
774	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	144
1,856	Alphabet, Inc., Class – A (Internet Software & Services) (a)	1,807
4,517	American Electric Power, Inc. (Electric Utilities)	317
7,192	Amgen, Inc. (Biotechnology)	1,341
2,820	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	239
3,387	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	292
853	ANSYS, Inc. (Software) (a)	105
2,466	Anthem, Inc. (Health Care Providers & Services)	468
11,806	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,820
1,607	Aqua America, Inc. (Water Utilities)	53
303	Arista Networks, Inc. (Communications Equipment) (a)	57
2,142	Autodesk, Inc. (Software) (a)	240
4,470	Automatic Data Processing, Inc. (IT Services)	489
283	AutoZone, Inc. (Specialty Retail) (a)	168
1,971	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	386
1,545	Bed Bath & Beyond, Inc. (Specialty Retail)	36
881	Bemis Company, Inc. (Containers & Packaging)	40
2,859	Best Buy Co., Inc. (Specialty Retail)	163
439	Bio-Techne Corp. (Life Sciences Tools & Services)	53
1,152	Broadridge Financial Solutions, Inc. (IT Services)	93
1,054	Brown & Brown, Inc. (Insurance)	51
1,380	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	105
1,645	Campbell Soup Co. (Food Products)	77
3,013	Cardinal Health, Inc. (Health Care Providers & Services)	202
588	Carlisle Companies, Inc. (Industrial Conglomerates)	59
473	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	47
1,513	CDK Global, Inc. (Software)	95
2,831	Cerner Corp. (Health Care Technology) (a)	202
292	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	90
343	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	22
864	Cintas Corp. (Commercial Services & Supplies)	125
46,854	Cisco Systems, Inc. (Communications Equipment)	1,576
2,986	Citizens Financial Group, Inc. (Banks)	113
1,513	Citrix Systems, Inc. (Software) (a)	116

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,010	CME Group, Inc. (Capital Markets)	$408
2,609	Coach, Inc. (Textiles, Apparel & Luxury Goods)	105
5,768	Cognizant Technology Solutions Corp. (IT Services)	418
8,574	Colgate-Palmolive Co. (Household Products)	625
820	Commerce Bancshares, Inc. (Banks)	47
2,182	Copart, Inc. (Commercial Services & Supplies) (a)	75
702	Crane Co. (Machinery)	56
9,280	CSX Corp. (Road & Rail)	504
856	Cullen/Frost Bankers, Inc. (Banks)	81
1,620	Cummins, Inc. (Machinery)	272
5,642	Danaher Corp. (Health Care Equipment & Supplies)	485
1,663	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	99
2,265	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	135
837	Dick’s Sporting Goods, Inc. (Specialty Retail)	23
726	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	42
2,102	Dollar Tree, Inc. (Multiline Retail) (a)	182
1,233	Donaldson Company, Inc. (Machinery)	57
1,510	Dover Corp. (Machinery)	138
1,747	Dr. Pepper Snapple Group, Inc. (Beverages)	155
347	Dril-Quip, Inc. (Energy Equipment & Services) (a)	15
868	DST Systems, Inc. (IT Services)	48
1,068	Eaton Vance Corp. (Capital Markets)	53
11,378	eBay, Inc. (Internet Software & Services) (a)	438
2,399	Ecolab, Inc. (Chemicals)	309
1,961	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	214
9,282	Eli Lilly & Co. (Pharmaceuticals)	794
1,802	Expeditors International of Washington, Inc. (Air Freight & Logistics)	108
6,369	Express Scripts Holding Co. (Health Care Providers & Services) (a)	403
16,398	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,345
690	F5 Networks, Inc. (Communications Equipment) (a)	83
380	FactSet Research Systems, Inc. (Capital Markets)	68
2,768	Fastenal Co. (Trading Companies & Distributors)	126
1,339	First Republic Bank (Banks)	141
2,136	Fiserv, Inc. (IT Services) (a)	275
870	FleetCor Technologies, Inc. (IT Services) (a)	135
1,271	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	49
1,256	Fluor Corp. (Construction & Engineering)	53
2,721	Fortive Corp. (Machinery)	193
711	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	7
3,663	Franklin Resources, Inc. (Capital Markets)	163
1,268	GameStop Corp., Class – A (Specialty Retail)	26
2,154	Gap, Inc. (Specialty Retail)	64

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,587	General Dynamics Corp. (Aerospace & Defense)	$532
5,550	General Mills, Inc. (Food Products)	287
1,437	Genuine Parts Co. (Distributors)	138
1,167	Harris Corp. (Communications Equipment)	154
1,588	Henry Schein, Inc. (Health Care Providers & Services) (a)	130
1,379	Hershey Co. (Food Products)	151
2,525	Hormel Foods Corp. (Food Products)	81
527	Hubbell, Inc. (Electrical Equipment)	61
708	IDEX Corp. (Machinery)	86
899	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	140
41,193	Intel Corp. (Semiconductors & Semiconductor Equipment)	1,568
8,580	International Business Machines Corp. (IT Services)	1,245
761	International Flavors & Fragrances, Inc. (Chemicals)	109
2,510	Intuit, Inc. (Software)	357
783	Jack Henry & Associates, Inc. (IT Services)	80
1,129	Jacobs Engineering Group, Inc. (Construction & Engineering)	66
670	John Wiley & Sons, Inc., Class – A (Media)	36
12,602	Johnson & Johnson (Pharmaceuticals)	1,639
3,418	Kimberly-Clark Corp. (Household Products)	402
1,812	Kohl’s Corp. (Multiline Retail)	83
775	L3 Technologies, Inc. (Aerospace & Defense)	146
951	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	144
402	Landstar System, Inc. (Road & Rail)	40
681	Lincoln Electric Holdings, Inc. (Machinery)	62
2,865	LKQ Corp. (Distributors) (a)	103
2,561	Lockheed Martin Corp. (Aerospace & Defense)	795
245	LogMeln, Inc. (Internet Software & Services)	27
1,007	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	63
427	Lumentum Holdings, Inc. (Communications Equipment) (a)	23
5,094	Marsh & McLennan Companies, Inc. (Insurance)	427
9,446	MasterCard, Inc., Class – A (IT Services)	1,334
1,209	McCormick & Company, Inc. (Food Products)	124
9,048	McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,417
2,105	McKesson Corp. (Health Care Providers & Services)	323
840	MEDNAX, Inc. (Health Care Providers & Services) (a)	36
24,197	Merck & Co., Inc. (Pharmaceuticals)	1,550
259	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	162
24,181	Microsoft Corp. (Software)	1,802
184	Morningstar, Inc. (Capital Markets)	16
429	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	32
761	National Fuel Gas Co. (Gas Utilities)	43

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,016	National Instruments Corp. (Electronic Equipment, Instruments & Components)	$43
3,660	National Oilwell Varco, Inc. (Energy Equipment & Services)	131
12,815	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	664
1,159	Nordstrom, Inc. (Multiline Retail)	55
2,934	Norfolk Southern Corp. (Road & Rail)	388
7,231	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	464
1,365	Oceaneering International, Inc. (Energy Equipment & Services)	36
630	Old Dominion Freight Line, Inc. (Road & Rail)	69
30,012	Oracle Corp. (Software)	1,452
781	Patterson Companies, Inc. (Health Care Providers & Services)	30
2,967	Paychex, Inc. (IT Services)	178
11,373	PayPal Holdings, Inc. (IT Services) (a)	728
13,945	PepsiCo, Inc. (Beverages)	1,554
5,135	Phillips 66 (Oil, Gas & Consumable Fuels)	470
596	Polaris Industries, Inc. (Leisure Products)	62
2,657	Praxair, Inc. (Chemicals)	371
1,352	Quest Diagnostics, Inc. (Health Care Providers & Services)	127
2,862	Raytheon Co. (Aerospace & Defense)	534
1,727	Red Hat, Inc. (Software) (a)	191
1,325	ResMed, Inc. (Health Care Equipment & Supplies)	102
1,218	Robert Half International, Inc. (Professional Services)	61
1,249	Rockwell Collins, Inc. (Aerospace & Defense)	163
851	Rollins, Inc. (Commercial Services & Supplies)	39
954	Roper Industries, Inc. (Industrial Conglomerates)	232
3,728	Ross Stores, Inc. (Specialty Retail)	240
2,486	S&P Global, Inc. (Capital Markets)	389
1,347	SCANA Corp. (Multi-Utilities)	65
827	Scripps Networks Interactive, Class – A (Media)	71
541	Snap-on, Inc. (Machinery)	81
910	Sonoco Products Co. (Containers & Packaging)	46
660	Spirit Airlines, Inc. (Airlines) (a)	22
1,382	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	26
1,408	Stanley Black & Decker, Inc. (Machinery)	213
14,164	Starbucks Corp. (Hotels, Restaurants & Leisure)	761
5,459	Sysco Corp. (Food & Staples Retailing)	295
2,371	T. Rowe Price Group, Inc. (Capital Markets)	215
2,548	TD Ameritrade Holding Corp. (Capital Markets)	124
1,677	Teradata Corp. (IT Services) (a)	57
9,858	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	884
1,202	The Clorox Co. (Household Products)	159
31,535	The Coca-Cola Co. (Beverages)	1,419
325	The Dun & Bradstreet Corp. (Professional Services)	38

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,919	The Estee Lauder Companies, Inc., Class – A (Personal Products)	$207
1,129	The J.M. Smucker Co. (Food Products)	118
5,655	The Kraft Heinz Co. (Food Products)	439
9,065	The Kroger Co. (Food & Staples Retailing)	182
550	The Middleby Corp. (Machinery) (a)	70
17,114	The Procter & Gamble Co. (Household Products)	1,556
741	The Sherwin-Williams Co. (Chemicals)	265
8,531	The Southern Co. (Electric Utilities)	420
14,013	The Walt Disney Co. (Media)	1,381
3,760	Thermo Electron Corp. (Life Sciences Tools & Services)	711
1,085	Tiffany & Co. (Specialty Retail)	100
1,290	Tractor Supply Co. (Specialty Retail)	82
2,483	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components) (a)	97
603	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	136
1,618	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	27
1,630	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	24
8,316	Union Pacific Corp. (Road & Rail)	964
7,899	United Technologies Corp. (Aerospace & Defense)	917
3,089	V.F. Corp. (Textiles, Apparel & Luxury Goods)	196
359	Varex Imaging Corp. (Health Care Equipment & Supplies) (a)	12
951	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	95
926	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	36
17,784	Visa, Inc., Class – A (IT Services)	1,872
742	VMware, Inc., Class – A (Software) (a)	81
587	W.W. Grainger, Inc. (Trading Companies & Distributors)	106
872	Wabtec Corp. (Machinery)	66
15,014	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,172
783	Waters Corp. (Life Sciences Tools & Services) (a)	141
4,879	Western Union Co. (IT Services)	94
832	Williams-Sonoma, Inc. (Specialty Retail)	41
985	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	33
4,630	Xcel Energy, Inc. (Electric Utilities)	219
2,441	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	173
1,728	Xylem, Inc. (Machinery)	108

		64,166

	Total Common Stocks	150,280

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stock — 0.03%
	Germany — 0.03%
505	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	$45

	Total Preferred Stock	45

	Right — 0.00%
	Singapore — 0.00%
7,719	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts) (a)	2

	Total Right	2

	Mutual Funds — 2.02%
8,829	Altaba, Inc.	585
79,475	Dreyfus Treasury Prime Cash Management Fund, 0.90% (b)	79
2,453,052	State Street Institutional Treasury Plus Money Market Fund, 0.94% (b)	2,453

	Total Mutual Funds	3,117

	Total Investments (cost $135,375) — 99.45%	153,444
	Other assets in excess of liabilities — 0.55%	856

	Net Assets — 100.00%	$154,300

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on September 30, 2017.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The ESG Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Total
Common Stocks	54.67%	42.73%	—	97.40%
Preferred Stock	0.03%	—	—	0.03%
Right	0.00%	—	—	0.00%
Mutual Funds	0.05%	1.25%	0.72%	2.02%
Other Assets (Liabilities)	0.50%	0.01%	0.04%	0.55%

Total Net Assets	55.25%	43.99%	0.76%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	4	12/15/17	$501	$503	$2
Mini MSCI EAFE Index Future	6	12/15/17	593	593	—

			$1,094	$1,096	$2

		Total Unrealized Appreciation			$2
		Total Unrealized Depreciation			—

		Total Net Unrealized Appreciation/(Depreciation)			$2

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.83%
	Australia — 3.74%
3,774	AMP Ltd. (Diversified Financial Services)	$14
2,506	APA Group (Gas Utilities)	16
8,716	Aurizon Holdings Ltd. (Road & Rail)	33
4,131	AusNet Services (Electric Utilities)	5
5,106	Australia & New Zealand Banking Group Ltd. (Banks)	119
647	Bank of Queensland Ltd. (Banks)	7
825	Bendigo & Adelaide Bank Ltd. (Banks)	8
2,699	Coca-Cola Amatil Ltd. (Beverages)	16
3,028	Commonwealth Bank of Australia (Banks)	178
1,867	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	17
2,343	Dexus Property Group (Equity Real Estate Investment Trusts)	17
4,010	GPT Group (Equity Real Estate Investment Trusts)	16
2,512	Harvey Norman Holdings Ltd. (Multiline Retail)	8
4,067	Insurance Australia Group Ltd. (Insurance)	20
374	Macquarie Group Ltd. (Capital Markets)	27
8,312	Mirvac Group (Equity Real Estate Investment Trusts)	15
4,654	National Australia Bank Ltd. (Banks)	115
2,382	QBE Insurance Group Ltd. (Insurance)	19
12,102	Scentre Group (Equity Real Estate Investment Trusts)	38
5,435	Stockland Trust Group (Equity Real Estate Investment Trusts)	18
2,188	Suncorp Group Ltd. (Insurance)	22
5,038	Sydney Airport (Transportation Infrastructure)	28
3,862	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	13
6,150	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	19
10,646	Telstra Corp. Ltd. (Diversified Telecommunication Services)	29
7,677	Vicinity Centres (Equity Real Estate Investment Trusts)	16
3,446	Wesfarmers Ltd. (Food & Staples Retailing)	112
5,896	Westpac Banking Corp. (Banks)	148

		1,093

	Austria — 0.09%
78	ANDRITZ AG (Machinery)	5
109	Erste Group Bank AG (Banks)	5
162	OMV AG (Oil, Gas & Consumable Fuels)	9
120	Voestalpine AG (Metals & Mining)	6

		25

	Belgium — 0.58%
1,160	Anheuser-Busch InBev N.V. (Beverages)	139
222	Belgacom SA (Diversified Telecommunication Services)	8
46	Groupe Bruxelles Lambert SA (Diversified Financial Services)	5
216	KBC Groep N.V. (Banks)	18

		170

	Bermuda — 0.08%
526	IHS Markit Ltd. (Professional Services) (a)	23

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands — 0.03%
136	Herbalife Ltd. (Personal Products) (a)	$9

	Curaçao — 0.74%
3,116	Schlumberger Ltd. (Energy Equipment & Services)	217

	Denmark — 1.15%
3,271	ISS A/S (Commercial Services & Supplies)	132
24,560	TDC A/S (Diversified Telecommunication Services)	143
2,640	Tryg A/S (Insurance)	61

		336

	Finland — 0.57%
594	Elisa Oyj (Diversified Telecommunication Services)	26
2,876	Fortum Oyj (Electric Utilities)	57
711	Nokian Renkaat Oyj (Auto Components)	32
1,932	UPM-Kymmene Oyj (Paper & Forest Products)	52

		167

	France — 5.33%
3,925	AXA SA (Insurance)	119
2,249	BNP Paribas (Banks)	181
1,151	Bouygues SA (Construction & Engineering)	55
3,015	Carrefour SA (Food & Staples Retailing)	61
323	Casino Guichard-Perrachon SA (Food & Staples Retailing)	19
343	CNP Assurances (Insurance)	8
2,404	Credit Agricole SA (Banks)	44
4,597	ENGIE (Multi-Utilities)	77
928	Eutelsat Communications (Media)	27
89	Fonciere des Regions (Equity Real Estate Investment Trusts)	9
123	Gecina SA (Equity Real Estate Investment Trusts)	20
99	Icade (Equity Real Estate Investment Trusts)	9
593	Klepierre (Equity Real Estate Investment Trusts)	23
500	Lagardere SCA (Media)	17
1,933	Natixism SA (Banks)	15
5,434	Orange (Diversified Telecommunication Services)	89
2,651	Schneider Electric SA (Electrical Equipment)	231
132	Societe BIC SA (Commercial Services & Supplies)	16
1,572	Societe Generale (Banks)	92
972	Suez Environnement Co. (Multi-Utilities)	18
6,060	Total SA (Oil, Gas & Consumable Fuels)	325
286	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	70
1,283	Veolia Environnement (Multi-Utilities)	30

		1,555

	Germany — 4.91%
526	Allianz SE (Insurance)	118
147	Axel Springer AG (Media)	9
1,842	BASF SE (Chemicals)	196
1,008	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	103

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
2,437	Daimler AG, Registered Shares (Automobiles)	$195
147	Deutsche Boerse AG (Capital Markets)	16
3,003	Deutsche Post AG (Air Freight & Logistics)	134
4,989	Deutsche Telekom AG (Diversified Telecommunication Services)	93
482	Evonik Industries AG (Chemicals)	17
192	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	17
208	Innogy SE (Multi-Utilities)	9
99	MAN SE (Machinery)	11
184	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	39
813	ProSiebenSat.1 Media AG (Media)	28
1,714	SAP SE (Software)	188
1,373	Siemens AG (Industrial Conglomerates)	193
1,100	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	6
1,783	TUI AG (Hotels, Restaurants & Leisure)	30
697	Vonovia SE (Real Estate Management & Development)	30

		1,432

	Hong Kong — 1.71%
13,524	BOC Hong Kong (Holdings) Ltd. (Banks)	65
4,040	CLP Holdings Ltd. (Electric Utilities)	41
7,043	Hang Lung Properties Ltd. (Real Estate Management & Development)	17
1,913	Hang Seng Bank Ltd. (Banks)	47
4,730	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	31
10,615	HK Electric Investments Ltd. (Electric Utilities)	10
14,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	17
3,000	Hysan Development Co. (Real Estate Management & Development)	14
38,836	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	20
406	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	19
13,000	PCCW Ltd. (Diversified Telecommunication Services)	7
5,000	Power Assets Holdings Ltd. (Electric Utilities)	43
5,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	82
2,738	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	27
2,800	Swire Properties Ltd. (Real Estate Management & Development)	9
6,000	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	49

		498

	Ireland (Republic of) — 0.19%
1,118	CRH PLC (Construction Materials)	43
121	Paddy Power PLC (Hotels, Restaurants & Leisure)	12

		55

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel — 0.30%
14	Azrieli Group (Real Estate Management & Development)	$1
2,499	Bank Hapoalim Ltd. (Banks)	18
15,824	Israel Chemicals Ltd. (Chemicals)	70

		89

	Italy — 1.10%
1,248	Assicurazioni Generali SpA (Insurance)	23
1,150	Atlantia SpA (Transportation Infrastructure)	36
7,015	Eni SpA (Oil, Gas & Consumable Fuels)	117
13,077	Intesa Sanpaolo SpA (Banks)	46
1,024	Intesa Sanpaolo SpA (Banks)	3
6,504	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	31
8,365	Telecom Italia SpA (Diversified Telecommunication Services)	6
2,040	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	12
2,011	Unicredit SpA (Banks) (a)	43
1,219	UnipolSai SpA (Insurance)	3

		320

	Japan — 13.51%
110	AEON Credit Service Co. Ltd. (Consumer Finance)	2
800	Aisin Seiki Co. Ltd. (Auto Components)	42
1,713	Amada Holdings Co. Ltd. (Machinery)	19
907	Asahi Glass Co. Ltd. (Building Products)	34
310	Benesse Holdings, Inc. (Diversified Consumer Services)	11
3,070	Bridgestone Corp. (Auto Components)	139
4,100	Canon, Inc. (Technology Hardware, Storage & Peripherals)	139
1,100	Casio Computer Co. Ltd. (Household Durables)	15
1,551	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	37
1,300	Daicel Corp. (Chemicals)	16
1,410	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	48
2,000	Daiwa Securities Group, Inc. (Capital Markets)	11
2,236	Denso Corp. (Auto Components)	113
300	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	8
2,858	Fuji Heavy Industries Ltd. (Automobiles)	103
9,211	Fujitsu Ltd. (IT Services)	69
21,788	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	154
7,617	Honda Motor Co. Ltd. (Automobiles)	226
7,068	ITOCHU Corp. (Trading Companies & Distributors)	116
600	Japan Exchange Group, Inc. (Capital Markets)	11
6	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	11
914	JSR Corp. (Chemicals)	17
15,049	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	77
4,000	Kajima Corp. (Construction & Engineering)	40
1,000	Kaneka Corp. (Chemicals)	8

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,296	KDDI Corp. (Wireless Telecommunication Services)	$113
4,335	Komatsu Ltd. (Machinery)	123
2,181	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	18
1,728	Kuraray Co. Ltd. (Chemicals)	32
1,541	Kyocera Corp. (Electronic Equipment, Instruments & Components)	96
300	Lawson, Inc. (Food & Staples Retailing)	20
1,010	Marui Group Co. Ltd. (Multiline Retail)	14
1,600	Mebuki Financial Group, Inc. (Banks)	6
325	Miraca Holdings, Inc. (Health Care Providers & Services)	15
7,117	Mitsubishi Corp. (Trading Companies & Distributors)	166
456	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	2
8,225	Mitsui & Co. Ltd. (Trading Companies & Distributors)	122
800	Mitsui Chemicals, Inc. (Chemicals)	24
43,931	Mizuho Financial Group, Inc. (Banks)	77
830	MS&AD Insurance Group Holdings, Inc. (Insurance)	27
1,130	NEC Corp. (Technology Hardware, Storage & Peripherals)	31
402	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	16
4	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	8
3,300	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	76
1,531	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	70
310	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	7
600	Nomura Research Institute Ltd. (IT Services)	23
3,266	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	75
3,100	Obayashi Corp. (Construction & Engineering)	37
900	OMRON Corp. (Electronic Equipment, Instruments & Components)	46
1,661	ORIX Corp. (Diversified Financial Services)	27
1,002	Osaka Gas Co. Ltd. (Gas Utilities)	19
300	OTSUKA Corp. (IT Services)	19
1,840	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	73
500	Park24 Co. Ltd. (Commercial Services & Supplies)	12
3,830	Resona Holdings, Inc. (Banks)	20
200	Sankyo Co. Ltd. (Leisure Products)	6
900	Sega Sammy Holdings, Inc. (Leisure Products)	13
1,345	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	33
2,810	Sekisui House Ltd. (Household Durables)	48
916	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	11
600	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	23

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
5,577	Sumitomo Corp. (Trading Companies & Distributors)	$80
600	Sumitomo Heavy Industries Ltd. (Machinery)	24
2,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	88
623	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	22
800	Sumitomo Rubber Industries Ltd. (Auto Components)	15
1,062	T&D Holdings, Inc. (Insurance)	15
900	Teijin Ltd. (Chemicals)	18
1,055	The Chiba Bank Ltd. (Banks)	8
1,986	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	36
1,020	The Shizuoka Bank Ltd. (Banks)	9
1,243	Tokio Marine Holdings, Inc. (Insurance)	49
700	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	108
1,000	Tokyo Gas Co. Ltd. (Gas Utilities)	24
300	Toyoda Gosei Co. Ltd. (Auto Components)	7
5,080	Toyota Motor Corp. (Automobiles)	303
1,012	Toyota Tsusho Corp. (Trading Companies & Distributors)	33
925	USS Co. Ltd. (Specialty Retail)	19
2,800	Yamada Denki Co. Ltd. (Specialty Retail)	15
1,329	Yamaha Motor Co. Ltd. (Automobiles)	40
1,000	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	17

		3,944

	Jersey — 0.47%
4,401	Petrofac Ltd. (Energy Equipment & Services)	27
5,951	WPP PLC (Media)	110

		137

	Luxembourg — 0.14%
133	Millicom International Cellular SA (Wireless Telecommunication Services)	9
1,508	SES – FDR, Class – A (Media)	33

		42

	Netherlands — 1.36%
261	ABN AMRO Group N.V. (Banks)	8
1,257	AEGON N.V. (Insurance)	7
56	Franks International N.V. (Energy Equipment & Services) ^	—
2,695	ING Groep N.V. (Banks)	50
3,121	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	11
2,358	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	44
175	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	6
1,795	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	74
131	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	6
223	NN Group N.V. (Insurance)	10
232	Randstad Holding N.V. (Professional Services)	14

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
1,836	Reed Elsevier N.V. (Professional Services)	$39
2,153	Unilever N.V. (Personal Products)	127

		396

	New Zealand — 0.05%
701	Contact Energy Ltd. (Electric Utilities)	3
751	Fletcher Building Ltd. (Construction Materials)	4
1,306	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	3
1,623	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	4

		14

	Norway — 0.46%
245	Gjensidige Forsikring ASA (Insurance)	4
1,285	Marine Harvest ASA (Food Products)	25
3,971	Statoil ASA (Oil, Gas & Consumable Fuels)	80
1,199	Telenor ASA (Diversified Telecommunication Services)	25

		134

	Portugal — 0.13%
10,190	EDP – Energias de Portugal SA (Electric Utilities)	38

	Singapore — 0.91%
10,282	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	20
8,827	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	11
10,575	CapitaMall Trust (Equity Real Estate Investment Trusts)	16
9,904	Oversea-Chinese Banking Corp. Ltd. (Banks)	82
2,700	SATS Ltd. (Transportation Infrastructure)	9
1,800	Singapore Exchange Ltd. (Capital Markets)	10
10,643	Singapore Press Holdings Ltd. (Media)	21
36,409	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	98

		267

	Spain — 1.58%
2,135	Abertis Infraestructuras SA (Transportation Infrastructure)	43
1,004	Amadeus IT Holding SA, A Shares (IT Services)	65
7,637	Banco Bilbao Vizcaya Argentaria SA (Banks)	68
1,350	Corporacion Mapfre (Insurance)	4
725	Enagas (Oil, Gas & Consumable Fuels)	20
521	Endesa (Electric Utilities)	12
571	Gas Natural SDG SA (Gas Utilities)	13
9,089	Iberdrola SA (Electric Utilities)	70
699	Red Electrica Corp. (Electric Utilities)	15
3,763	Repsol YPF SA (Oil, Gas & Consumable Fuels)	70
7,523	Telefonica SA (Diversified Telecommunication Services)	82

		462

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden — 1.67%
3,876	Hennes & Mauritz AB, B Shares (Specialty Retail)	$100
562	Hexagon AB (Electronic Equipment, Instruments & Components)	28
322	ICA Gruppen AB (Food & Staples Retailing)	12
5,347	Nordea Bank AB (Banks)	73
2,717	Skandinaviska Enskilda Banken AB, Class – A (Banks)	36
1,355	Skanska AB, B Shares (Construction & Engineering)	31
2,640	Svenska Handelsbanken AB, A Shares (Banks)	40
1,595	Swedbank AB, A Shares (Banks)	44
828	Tele2 AB, B Shares (Wireless Telecommunication Services)	9
14,972	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	86
6,075	TeliaSonera AB (Diversified Telecommunication Services)	29

		488

	Switzerland — 5.59%
13,068	ABB Ltd., Registered Shares (Electrical Equipment)	323
1,944	Adecco SA, Registered Shares (Professional Services)	151
264	Garmin Ltd. (Household Durables)	14
340	Kuehne & Nagel International Ltd. (Marine)	63
2,967	LafargeHolcim Ltd., Registered Shares (Construction Materials)	173
4,626	Nestle SA (Food Products)	389
37	SGS SA, Registered Shares (Professional Services)	89
282	Swiss Prime Site AG (Real Estate Management & Development)	25
948	Swiss Re AG (Insurance)	86
114	Swisscom AG (Diversified Telecommunication Services)	58
7,434	UBS Group AG (Capital Markets)	127
443	Zurich Financial Services AG (Insurance)	135

		1,633

	United Kingdom — 10.03%
704	Aon PLC (Insurance)	103
8,869	Aviva PLC (Insurance)	61
4,614	Barratt Developments PLC (Household Durables)	38
9,957	BHP Billiton PLC (Metals & Mining)	175
969	British American Tobacco PLC, ADR (Tobacco)	61
4,418	British American Tobacco PLC (Tobacco)	276
2,228	British Land Co. PLC (Equity Real Estate Investment Trusts)	18
20,076	BT Group PLC (Diversified Telecommunication Services)	77
3,120	Capita PLC (Professional Services)	24
3,555	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	11
17,842	Centrica PLC (Multi-Utilities)	45
3,577	Direct Line Insurance Group PLC (Insurance)	17
737	easyJet PLC (Airlines)	12

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
1,779	Hammerson PLC (Equity Real Estate Investment Trusts)	$13
1,204	IMI PLC (Machinery)	20
3,698	Imperial Tobacco Group PLC (Tobacco)	157
1,555	Inmarsat PLC (Diversified Telecommunication Services)	13
836	Investec PLC (Capital Markets)	6
31,732	ITV PLC (Media)	74
12,859	J Sainsbury PLC (Food & Staples Retailing)	41
10,237	Kingfisher PLC (Specialty Retail)	41
1,682	Land Securities Group PLC (Equity Real Estate Investment Trusts)	22
15,557	Legal & General Group PLC (Insurance)	54
7,443	Marks & Spencer Group PLC (Multiline Retail)	35
10,802	National Grid PLC (Multi-Utilities)	134
688	Next PLC (Multiline Retail)	49
9,135	Pearson PLC (Media)	75
2,423	Persimmon PLC (Household Durables)	84
135	Provident Financial PLC (Consumer Finance)	2
6,229	Rio Tinto PLC (Metals & Mining)	289
7,106	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	214
6,109	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	188
7,857	Royal Mail PLC (Air Freight & Logistics)	40
537	Severn Trent PLC (Water Utilities)	16
2,632	SSE PLC (Electric Utilities)	49
8,072	Standard Life PLC (Insurance)	47
4,091	Tate & Lyle PLC (Food Products)	36
14,880	Taylor Wimpey PLC (Household Durables)	39
509	TechnipFMC PLC (Energy Equipment & Services) (a)	14
904	The Berkeley Group Holdings PLC (Household Durables)	45
1,574	United Utilities Group PLC (Water Utilities)	18
69,286	Vodafone Group PLC (Wireless Telecommunication Services)	194

		2,927

	United States — 43.41%
1,531	3M Co. (Industrial Conglomerates)	322
133	Aaron’s, Inc. (Specialty Retail)	6
1,551	Accenture PLC, Class – A (IT Services)	209
151	Advance Auto Parts, Inc. (Specialty Retail)	15
533	Air Products & Chemicals, Inc. (Chemicals)	81
395	Akamai Technologies, Inc. (Internet Software & Services) (a)	19
196	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	37
352	Alphabet, Inc., Class – A (Internet Software & Services) (a)	343
1,212	American Electric Power, Inc. (Electric Utilities)	85
1,758	Amgen, Inc. (Biotechnology)	328
720	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	61
889	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	77
194	ANSYS, Inc. (Software) (a)	24

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
670	Anthem, Inc. (Health Care Providers & Services)	$126
2,097	Apple, Inc. (Technology Hardware, Storage & Peripherals)	323
342	Aqua America, Inc. (Water Utilities)	11
68	Arista Networks, Inc. (Communications Equipment) (a)	13
374	Arthur J. Gallagher & Co. (Insurance)	23
1,176	Automatic Data Processing, Inc. (IT Services)	129
82	AutoZone, Inc. (Specialty Retail) (a)	49
305	Avnet, Inc. (Electronic Equipment, Instruments & Components)	12
85	Bank of Hawaii Corp. (Banks)	7
521	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	101
388	Bed Bath & Beyond, Inc. (Specialty Retail)	9
181	Bemis Company, Inc. (Containers & Packaging)	8
729	Best Buy Co., Inc. (Specialty Retail)	42
79	Bio-Techne Corp. (Life Sciences Tools & Services)	10
79	Blue Buffalo Pet Products, Inc. (Food Products) (a)	2
274	Broadridge Financial Solutions, Inc. (IT Services)	22
223	Brown & Brown, Inc. (Insurance)	11
310	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	24
360	Campbell Soup Co. (Food Products)	17
791	Cardinal Health, Inc. (Health Care Providers & Services)	53
144	Carlisle Companies, Inc. (Industrial Conglomerates)	14
101	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	10
353	CDK Global, Inc. (Software)	22
696	Cerner Corp. (Health Care Technology) (a)	50
65	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	20
68	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	4
221	Cintas Corp. (Commercial Services & Supplies)	32
9,523	Cisco Systems, Inc. (Communications Equipment)	321
697	Citizens Financial Group, Inc. (Banks)	26
341	Citrix Systems, Inc. (Software) (a)	26
794	CME Group, Inc. (Capital Markets)	109
576	Coach, Inc. (Textiles, Apparel & Luxury Goods)	23
1,557	Cognizant Technology Solutions Corp. (IT Services)	113
2,225	Colgate-Palmolive Co. (Household Products)	162
174	Commerce Bancshares, Inc. (Banks)	10
554	Copart, Inc. (Commercial Services & Supplies) (a)	19
143	Crane Co. (Machinery)	11
2,447	CSX Corp. (Road & Rail)	133
177	Cullen/Frost Bankers, Inc. (Banks)	17
456	Cummins, Inc. (Machinery)	77

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
375	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	$22
534	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	32
172	Dick’s Sporting Goods, Inc. (Specialty Retail)	5
143	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	8
557	Dollar Tree, Inc. (Multiline Retail) (a)	49
260	Donaldson Company, Inc. (Machinery)	12
355	Dover Corp. (Machinery)	32
451	Dr. Pepper Snapple Group, Inc. (Beverages)	40
72	Dril-Quip, Inc. (Energy Equipment & Services) (a)	3
180	DST Systems, Inc. (IT Services)	10
219	Eaton Vance Corp. (Capital Markets)	11
658	Ecolab, Inc. (Chemicals)	84
516	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	56
423	Expeditors International of Washington, Inc. (Air Freight & Logistics)	25
1,670	Express Scripts Holding Co. (Health Care Providers & Services) (a)	106
3,410	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	280
167	F5 Networks, Inc. (Communications Equipment) (a)	20
90	FactSet Research Systems, Inc. (Capital Markets)	16
610	Fastenal Co. (Trading Companies & Distributors)	28
345	First Republic Bank (Banks)	36
595	Fiserv, Inc. (IT Services) (a)	77
218	FleetCor Technologies, Inc. (IT Services) (a)	34
306	Fluor Corp. (Construction & Engineering)	13
139	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	1
876	Franklin Resources, Inc. (Capital Markets)	39
210	GameStop Corp., Class – A (Specialty Retail)	4
452	Gap, Inc. (Specialty Retail)	13
1,470	General Mills, Inc. (Food Products)	76
104	Genesee & Wyoming, Inc., Class – A (Road & Rail) (a)	8
349	Genuine Parts Co. (Distributors)	34
2,076	Halliburton Co. (Energy Equipment & Services)	96
373	Henry Schein, Inc. (Health Care Providers & Services) (a)	31
336	Hershey Co. (Food Products)	37
181	Hexcel Corp. (Aerospace & Defense)	10
599	Hormel Foods Corp. (Food Products)	19
134	Hubbell, Inc. (Electrical Equipment)	16
172	IDEX Corp. (Machinery)	21
220	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	34
749	Illinois Tool Works, Inc. (Machinery)	111
8,418	Intel Corp. (Semiconductors & Semiconductor Equipment)	320
1,810	International Business Machines Corp. (IT Services)	263

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
173	International Flavors & Fragrances, Inc. (Chemicals)	$25
684	Intuit, Inc. (Software)	97
68	IPG Photonics Corp. (Electronic Equipment, Instruments & Components) (a)	13
185	Jack Henry & Associates, Inc. (IT Services)	19
283	Jacobs Engineering Group, Inc. (Construction & Engineering)	16
92	John Wiley & Sons, Inc., Class – A (Media)	5
20	Juno Therapeutics, Inc. (Biotechnology) (a)	1
916	Kimberly-Clark Corp. (Household Products)	108
426	Kohl’s Corp. (Multiline Retail)	19
229	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	35
87	Landstar System, Inc. (Road & Rail)	9
172	Lincoln Electric Holdings, Inc. (Machinery)	16
646	LKQ Corp. (Distributors) (a)	23
49	LogMeln, Inc. (Internet Software & Services)	5
245	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	15
97	Lumentum Holdings, Inc. (Communications Equipment) (a)	5
1,319	Marsh & McLennan Companies, Inc. (Insurance)	110
2,312	MasterCard, Inc., Class – A (IT Services)	326
265	McCormick & Company, Inc. (Food Products)	27
2,139	McDonald’s Corp. (Hotels, Restaurants & Leisure)	336
577	McKesson Corp. (Health Care Providers & Services)	89
205	MEDNAX, Inc. (Health Care Providers & Services) (a)	9
63	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	39
4,433	Microsoft Corp. (Software)	330
365	Molson Coors Brewing Co., Class – B (Beverages)	30
37	Morningstar, Inc. (Capital Markets)	3
90	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	7
158	National Fuel Gas Co. (Gas Utilities)	9
209	National Instruments Corp. (Electronic Equipment, Instruments & Components)	9
871	National Oilwell Varco, Inc. (Energy Equipment & Services)	31
3,332	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	173
291	Nordstrom, Inc. (Multiline Retail)	14
758	Norfolk Southern Corp. (Road & Rail)	100
1,927	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	124
264	Oceaneering International, Inc. (Energy Equipment & Services)	7
150	Old Dominion Freight Line, Inc. (Road & Rail)	17
6,780	Oracle Corp. (Software)	328
159	Patterson Companies, Inc. (Health Care Providers & Services)	6
758	Paychex, Inc. (IT Services)	45

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,040	PayPal Holdings, Inc. (IT Services) (a)	$195
2,817	PepsiCo, Inc. (Beverages)	314
1,376	Phillips 66 (Oil, Gas & Consumable Fuels)	126
127	Polaris Industries, Inc. (Leisure Products)	13
707	Praxair, Inc. (Chemicals)	98
320	Quest Diagnostics, Inc. (Health Care Providers & Services)	30
417	Red Hat, Inc. (Software) (a)	46
311	ResMed, Inc. (Health Care Equipment & Supplies)	24
310	Robert Half International, Inc. (Professional Services)	15
194	Rollins, Inc. (Commercial Services & Supplies)	9
244	Roper Industries, Inc. (Industrial Conglomerates)	59
990	Ross Stores, Inc. (Specialty Retail)	65
679	S&P Global, Inc. (Capital Markets)	106
312	SCANA Corp. (Multi-Utilities)	15
205	Scripps Networks Interactive, Class – A (Media)	18
135	Snap-on, Inc. (Machinery)	20
199	Sonoco Products Co. (Containers & Packaging)	10
142	Spirit Airlines, Inc. (Airlines) (a)	5
286	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	5
355	Stanley Black & Decker, Inc. (Machinery)	54
3,691	Starbucks Corp. (Hotels, Restaurants & Leisure)	198
1,462	Sysco Corp. (Food & Staples Retailing)	79
634	T. Rowe Price Group, Inc. (Capital Markets)	57
596	TD Ameritrade Holding Corp. (Capital Markets)	29
352	Teradata Corp. (IT Services) (a)	12
2,548	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	228
311	The Clorox Co. (Household Products)	41
6,582	The Coca-Cola Co. (Beverages)	296
67	The Dun & Bradstreet Corp. (Professional Services)	8
280	The J.M. Smucker Co. (Food Products)	29
1,473	The Kraft Heinz Co. (Food Products)	115
2,413	The Kroger Co. (Food & Staples Retailing)	48
34	The Madison Square Garden Co., Class – A (Media) (a)	7
132	The Middleby Corp. (Machinery) (a)	17
200	The Sherwin-Williams Co. (Chemicals)	72
2,284	The Southern Co. (Electric Utilities)	112
260	The Toro Co. (Machinery)	16
2,863	The Walt Disney Co. (Media)	282
254	Tiffany & Co. (Specialty Retail)	23
290	Tractor Supply Co. (Specialty Retail)	18
164	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	37
339	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	6
341	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	5
2,144	Union Pacific Corp. (Road & Rail)	248
791	V.F. Corp. (Textiles, Apparel & Luxury Goods)	50

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
76	Varex Imaging Corp. (Health Care Equipment & Supplies) (a)	$3
225	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	23
196	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	8
3,215	Visa, Inc., Class – A (IT Services)	339
188	VMware, Inc., Class – A (Software) (a)	21
134	W.W. Grainger, Inc. (Trading Companies & Distributors)	24
213	Wabtec Corp. (Machinery)	16
3,873	Wal-Mart Stores, Inc. (Food & Staples Retailing)	303
181	Waters Corp. (Life Sciences Tools & Services) (a)	32
1,155	Western Union Co. (IT Services)	22
169	Williams-Sonoma, Inc. (Specialty Retail)	8
157	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	5
1,206	Xcel Energy, Inc. (Electric Utilities)	57
574	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	41

		12,672

	Total Common Stocks	29,143

	Preferred Stock — 0.03%
	Germany — 0.03%
104	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	9

	Total Preferred Stock	9

	Right — 0.00%
	Singapore — 0.00%
1,465	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts) (a)	—

	Total Right	—

	Mutual Funds — 0.44%
236	Federated Treasury Obligations Fund, Institutional Shares, 0.87% ^^(b)	—
126,922	State Street Institutional Treasury Plus Money Market Fund, 0.94% (b)	127

	Total Mutual Funds	127

Principal Amount (000)
	Repurchase Agreement — 0.00%
$—	Jefferies LLC, 1.12%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $204 collateralized by U.S. Treasury Obligations, 1.24% – 2.97%, 5/15/18 – 8/15/46 fair value $208)^^	—

	Total Repurchase Agreement	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

Value (000)
Total Investments (cost $24,765) — 100.30%	$29,279
Liabilities in excess of other assets — (0.30)%	(88)

Net Assets – 100.00%	$29,191

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $0 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on September 30, 2017.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Catholic SRI Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	54.84%	44.99%	99.83%
Preferred Stock	0.03%	—	0.03%
Right	0.00%	—	0.00%
Mutual Funds	0.05%	0.39%	0.44%
Repurchase Agreement	—	0.00%	0.00%
Other Assets (Liabilities)	0.09%	-0.39%	-0.30%

Total Net Assets	55.01%	44.99%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.57%
	Australia — 3.64%
138,376	AMP Ltd. (Diversified Financial Services)	$524
98,355	APA Group (Gas Utilities)	644
341,007	Aurizon Holdings Ltd. (Road & Rail)	1,310
150,133	AusNet Services (Electric Utilities)	199
201,687	Australia & New Zealand Banking Group Ltd. (Banks)	4,682
24,461	Bank of Queensland Ltd. (Banks)	249
31,808	Bendigo & Adelaide Bank Ltd. (Banks)	290
104,561	Coca-Cola Amatil Ltd. (Beverages)	634
120,573	Commonwealth Bank of Australia (Banks)	7,115
72,117	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	640
92,294	Dexus Property Group (Equity Real Estate Investment Trusts)	688
159,970	GPT Group (Equity Real Estate Investment Trusts)	622
100,030	Harvey Norman Holdings Ltd. (Multiline Retail) ^	304
159,348	Insurance Australia Group Ltd. (Insurance)	796
14,610	Macquarie Group Ltd. (Capital Markets)	1,042
329,254	Mirvac Group (Equity Real Estate Investment Trusts)	591
181,069	National Australia Bank Ltd. (Banks)	4,473
93,206	QBE Insurance Group Ltd. (Insurance)	732
469,841	Scentre Group (Equity Real Estate Investment Trusts)	1,449
212,982	Stockland Trust Group (Equity Real Estate Investment Trusts)	718
86,142	Suncorp Group Ltd. (Insurance)	881
198,590	Sydney Airport (Transportation Infrastructure)	1,107
149,966	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	502
248,471	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	775
428,388	Telstra Corp. Ltd. (Diversified Telecommunication Services)	1,172
298,840	Vicinity Centres (Equity Real Estate Investment Trusts)	623
143,530	Wesfarmers Ltd. (Food & Staples Retailing)	4,652
624,742	Westfield Corp. (Equity Real Estate Investment Trusts)	3,842
233,306	Westpac Banking Corp. (Banks)	5,840

		47,096

	Austria — 0.08%
3,492	ANDRITZ AG (Machinery)	202
4,398	Erste Group Bank AG (Banks)	190
6,618	OMV AG (Oil, Gas & Consumable Fuels)	386
4,889	Voestalpine AG (Metals & Mining)	249

		1,027

	Belgium — 0.53%
6,674	Ageas (Insurance)	314
45,824	Anheuser-Busch InBev N.V. (Beverages)	5,486
8,211	Belgacom SA (Diversified Telecommunication Services)	283
2,114	Groupe Bruxelles Lambert SA (Diversified Financial Services)	222
6,504	KBC Groep N.V. (Banks)	551

		6,856

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Bermuda — 0.04%
142,167	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	$541

	Brazil — 0.07%
145,851	Ambev SA, ADR (Beverages)	961

	Canada — 3.08%
3,783	Canadian Imperial Bank of Commerce (Banks)	331
53,168	Canadian Pacific Railway Ltd. (Road & Rail) ^	8,933
38,816	Canadian Pacific Railway Ltd. (Road & Rail)	6,522
970,477	Encana Corp. (Oil, Gas & Consumable Fuels)	11,427
183,842	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	5,745
339,200	Manulife Financial Corp. (Insurance)	6,881

		39,839

	Chile — 0.03%
5,839	Quimica y Minera Chile SA, ADR (Chemicals)	325

	China — 3.01%
31,329	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	5,411
43,900	Baidu, Inc., ADR (Internet Software & Services) (a)	10,873
1,131,110	China Mobile Ltd. (Wireless Telecommunication Services)	11,461
6,829,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	8,813
2,980	NetEase, Inc., ADR (Internet Software & Services)	786
79,500	Ping An Insurance (Group) Company of China Ltd. (Insurance)	610
23,200	Tencent Holdings Ltd. (Internet Software & Services)	999

		38,953

	Denmark — 1.09%
37,028	Danske Bank A/S (Banks)	1,481
2,899	Genmab A/S (Biotechnology) (a)	640
22,384	ISS A/S (Commercial Services & Supplies)	900
219,482	Novo Nordisk A/S, Class – B (Pharmaceuticals)	10,494
69,315	TDC A/S (Diversified Telecommunication Services)	406
5,737	Tryg A/S (Insurance)	133

		14,054

	Finland — 0.50%
17,409	Elisa Oyj (Diversified Telecommunication Services)	749
55,407	Fortum Oyj (Electric Utilities)	1,106
20,781	Nokian Renkaat Oyj (Auto Components)	924
31,136	Sampo Oyj, Class – A (Insurance)	1,646
76,718	UPM-Kymmene Oyj (Paper & Forest Products)	2,079

		6,504

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France — 7.57%
113,684	AXA SA (Insurance)	$3,438
129,529	BNP Paribas (Banks)	10,448
33,302	Bouygues SA (Construction & Engineering)	1,580
88,668	Carrefour SA (Food & Staples Retailing)	1,791
8,718	Casino Guichard-Perrachon SA (Food & Staples Retailing) ^	517
9,760	CNP Assurances (Insurance)	229
66,632	Credit Agricole SA (Banks)	1,211
21,955	Eiffage SA (Construction & Engineering) (b)	2,273
621,826	ENGIE (Multi-Utilities) ^	10,560
27,293	Eutelsat Communications (Media)	808
2,465	Fonciere des Regions (Equity Real Estate Investment Trusts)	256
3,621	Gecina SA (Equity Real Estate Investment Trusts)	587
2,722	Icade (Equity Real Estate Investment Trusts)	243
16,834	Klepierre (Equity Real Estate Investment Trusts)	661
17,673	Lagardere SCA (Media)	592
55,759	Natixism SA (Banks)	446
152,939	Orange (Diversified Telecommunication Services)	2,505
127,026	Sanofi-Aventis (Pharmaceuticals)	12,611
288,414	Schneider Electric SA (Electrical Equipment)	25,097
10,207	SCOR SE (Insurance)	428
4,374	Societe BIC SA (Commercial Services & Supplies)	524
45,430	Societe Generale (Banks)	2,659
28,321	Suez Environnement Co. (Multi-Utilities)	517
231,767	Total SA (Oil, Gas & Consumable Fuels)	12,447
7,651	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	1,860
102,564	Vallourec SA (Energy Equipment & Services) ^(a)	610
37,013	Veolia Environnement (Multi-Utilities)	855
72,929	Zodiac Aerospace (Aerospace & Defense)	2,109

		97,862

	Germany — 9.89%
49,644	Allianz SE (Insurance)	11,143
5,053	Axel Springer AG (Media)	325
204,471	BASF SE (Chemicals)	21,757
33,956	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	3,444
31,508	Beiersdorf AG (Personal Products)	3,390
98,568	Daimler AG, Registered Shares (Automobiles)	7,860
86,953	Deutsche Boerse AG (Capital Markets)	9,424
202,236	Deutsche Post AG (Air Freight & Logistics)	9,002
315,893	Deutsche Telekom AG (Diversified Telecommunication Services)	5,893
16,788	Evonik Industries AG (Chemicals)	600
2,382	Hannover Rueckversicherung AG (Insurance)	287
6,430	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	567
6,599	Innogy SE (Multi-Utilities)	294
78,151	Linde AG (Chemicals)	16,296
3,515	MAN SE (Machinery)	397
6,280	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,343

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
27,604	ProSiebenSat.1 Media AG (Media)	$940
168,796	SAP SE (Software)	18,489
15,784	Schaeffler AG (Auto Components)	255
60,685	Siemens AG (Industrial Conglomerates)	8,549
35,490	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	199
52,852	TUI AG (Hotels, Restaurants & Leisure)	896
23,701	Vonovia SE (Real Estate Management & Development)	1,008
62,039	Wirecard AG (IT Services) ^	5,676

		128,034

	Hong Kong — 2.05%
641,080	AIA Group Ltd. (Insurance) (b)	4,727
285,055	BOC Hong Kong (Holdings) Ltd. (Banks)	1,385
812,700	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,507
68,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	589
143,093	CLP Holdings Ltd. (Electric Utilities)	1,467
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) *(a)	—
229,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	545
55,506	Hang Seng Bank Ltd. (Banks)	1,353
122,520	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	812
276,573	HK Electric Investments Ltd. (Electric Utilities) ^	252
401,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	487
65,000	Hysan Development Co. (Real Estate Management & Development)	306
118,455	I-Cable Communications Ltd. (Media) (a)	4
66,500	Kerry Properties Ltd. (Real Estate Management & Development)	275
1,138,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	571
578,483	New World Development Co. Ltd. (Real Estate Management & Development)	831
454,000	PCCW Ltd. (Diversified Telecommunication Services)	246
143,724	Power Assets Holdings Ltd. (Electric Utilities)	1,245
287,205	Sino Land Co. Ltd. (Real Estate Management & Development)	504
407,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	373
149,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,425
58,208	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	565
114,400	Swire Properties Ltd. (Real Estate Management & Development)	388
222,917	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,806
144,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	1,292

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
1,409,000	WH Group Ltd. (Food Products)	$1,497

		26,452

	Indonesia — 0.06%
662,400	PT Bank Rakyat Indonesia Persero Tbk (Banks)	752

	Ireland (Republic of) — 0.89%
12,380	Allegion PLC (Building Products)	1,070
133,405	Allied Irish Banks PLC (Banks) (b)	802
45,938	CRH PLC (Construction Materials)	1,752
97,910	Experian PLC (Professional Services)	1,966
71,011	Medtronic PLC (Health Care Equipment & Supplies)	5,524
4,435	Paddy Power PLC (Hotels, Restaurants & Leisure)	442

		11,556

	Israel — 0.28%
599	Azrieli Group (Real Estate Management & Development)	33
131,275	Bank Hapoalim Ltd. (Banks)	919
407,352	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	583
664	Elbit Systems Ltd. (Aerospace & Defense)	98
202,807	Israel Chemicals Ltd. (Chemicals)	900
29,800	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	521
31,168	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)	549

		3,603

	Italy — 2.49%
224,749	Assicurazioni Generali SpA (Insurance)	4,186
46,647	Atlantia SpA (Transportation Infrastructure)	1,472
283,967	Eni SpA (Oil, Gas & Consumable Fuels)	4,698
1,598,468	Intesa Sanpaolo SpA (Banks)	5,652
42,961	Intesa Sanpaolo SpA (Banks)	142
23,976	Poste Italiane SpA (Insurance) ^	177
269,799	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,300
359,552	Telecom Italia SpA (Diversified Telecommunication Services)	270
82,682	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	483
640,710	Unicredit SpA (Banks) (a)	13,645
50,633	UnipolSai SpA (Insurance)	118

		32,143

	Japan — 17.77%
4,761	AEON Credit Service Co. Ltd. (Consumer Finance)	99
21,600	Aisin Seiki Co. Ltd. (Auto Components)	1,138
45,200	Amada Holdings Co. Ltd. (Machinery)	496
5,716	Aozora Bank Ltd. (Banks)	217
25,545	Asahi Glass Co. Ltd. (Building Products)	948
269,900	Astellas Pharma, Inc. (Pharmaceuticals)	3,434
8,680	Benesse Holdings, Inc. (Diversified Consumer Services)	313
83,011	Bridgestone Corp. (Auto Components)	3,768
29,100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	677

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
50,600	CALBEE, Inc. (Food Products) ^	$1,779
133,910	Canon, Inc. (Technology Hardware, Storage & Peripherals)	4,576
28,800	Casio Computer Co. Ltd. (Household Durables)	405
40,100	Chubu Electric Power Company, Inc. (Electric Utilities)	498
32,789	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	785
34,700	Daicel Corp. (Chemicals)	418
75,078	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,694
4,379	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	798
34,650	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,196
94	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	225
54,000	Daiwa Securities Group, Inc. (Capital Markets)	306
61,100	Denso Corp. (Auto Components)	3,092
111,000	East Japan Railway Co. (Road & Rail)	10,246
32,457	Eisai Co. Ltd. (Pharmaceuticals)	1,666
9,100	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	229
3,200	Fanuc Ltd. (Machinery)	648
79,098	Fuji Heavy Industries Ltd. (Automobiles)	2,854
289,000	Fujitsu Ltd. (IT Services)	2,147
38,886	Fukuoka Financial Group, Inc. (Banks)	180
2,500	Hikari Tsushin, Inc. (Specialty Retail)	313
1,688,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	11,896
213,336	Honda Motor Co. Ltd. (Automobiles)	6,318
18,900	Iida Group Holdings Co. Ltd. (Household Durables)	337
75,800	Isuzu Motors Ltd. (Automobiles)	1,005
190,217	ITOCHU Corp. (Trading Companies & Distributors)	3,116
311,500	Japan Airlines Co. Ltd. (Airlines)	10,543
16,200	Japan Exchange Group, Inc. (Capital Markets)	287
19,800	Japan Post Bank Co. Ltd. (Banks)	245
22,100	Japan Post Holdings Co. Ltd. (Insurance) ^	261
51	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	170
77	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	370
159	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	285
283,112	Japan Tobacco, Inc. (Tobacco)	9,280
32,679	JS Group Corp. (Building Products)	867
24,354	JSR Corp. (Chemicals)	463
29,500	JTEKT Corp. (Machinery)	409
394,857	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,031
109,000	Kajima Corp. (Construction & Engineering)	1,084
37,000	Kaneka Corp. (Chemicals)	287
568,000	KDDI Corp. (Wireless Telecommunication Services)	14,979
412,345	Komatsu Ltd. (Machinery)	11,732
59,100	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	485

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
44,384	Kuraray Co. Ltd. (Chemicals)	$830
41,500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	2,575
7,394	Lawson, Inc. (Food & Staples Retailing)	490
202,816	Marubeni Corp. (Trading Companies & Distributors)	1,385
27,700	Marui Group Co. Ltd. (Multiline Retail) ^	397
7,187	Maruichi Steel Tube Ltd. (Metals & Mining)	209
45,800	Mebuki Financial Group, Inc. (Banks)	177
7,000	Miraca Holdings, Inc. (Health Care Providers & Services)	325
173,100	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,650
190,845	Mitsubishi Corp. (Trading Companies & Distributors)	4,437
41,500	Mitsubishi Heavy Industries Ltd. (Machinery)	1,641
27,526	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	631
606,705	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,940
13,000	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	69
216,188	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,195
22,600	Mitsui Chemicals, Inc. (Chemicals)	687
5,600	Mixi, Inc. (Internet Software & Services)	270
1,160,677	Mizuho Financial Group, Inc. (Banks)	2,033
23,500	MS&AD Insurance Group Holdings, Inc. (Insurance)	757
32,600	NEC Corp. (Technology Hardware, Storage & Peripherals)	884
11,200	Nintendo Co. Ltd. (Software)	4,137
88	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	439
10,484	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	406
114	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	240
93,600	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	2,149
42,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,943
297,754	Nissan Motor Co. Ltd. (Automobiles)	2,949
12,700	NOK Corp. (Auto Components)	284
8,311	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	177
252	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	328
16,200	Nomura Research Institute Ltd. (IT Services)	632
174,417	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	3,985
81,600	Obayashi Corp. (Construction & Engineering)	978
8,100	OBIC Co. Ltd. (IT Services)	510
23,600	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,202
41,300	ORIX Corp. (Diversified Financial Services)	666
23,742	Osaka Gas Co. Ltd. (Gas Utilities)	441

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
6,400	OTSUKA Corp. (IT Services)	$410
50,215	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	1,995
13,600	Park24 Co. Ltd. (Commercial Services & Supplies)	331
106,838	Resona Holdings, Inc. (Banks)	549
87,883	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	855
6,115	Sankyo Co. Ltd. (Leisure Products)	195
7,000	SBI Holdings, Inc. (Capital Markets)	105
22,700	Sega Sammy Holdings, Inc. (Leisure Products)	317
35,396	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	857
74,452	Sekisui House Ltd. (Household Durables)	1,255
25,800	Seven Bank Ltd. (Banks)	93
25,094	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	289
16,400	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	638
8,608	Sony Financial Holdings, Inc. (Insurance)	141
204,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,275
150,886	Sumitomo Corp. (Trading Companies & Distributors)	2,171
98,200	Sumitomo Electric Industries Ltd. (Auto Components)	1,604
14,800	Sumitomo Heavy Industries Ltd. (Machinery)	593
51,425	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,652
195,648	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,513
16,283	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	588
22,591	Sumitomo Rubber Industries Ltd. (Auto Components)	414
27,000	T&D Holdings, Inc. (Insurance)	392
198,711	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	10,976
23,400	Teijin Ltd. (Chemicals)	461
35,000	The Chiba Bank Ltd. (Banks)	250
17,342	The Chugoku Electric Power Company, Inc. (Electric Utilities) ^	184
51,000	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	915
14,500	The Hiroshima Bank Ltd. (Banks)	117
24,000	The Shizuoka Bank Ltd. (Banks)	216
14,700	The Yokohama Rubber Co. Ltd. (Auto Components)	303
28,400	Tohoku Electric Power Co., Inc. (Electric Utilities)	361
32,700	Tokio Marine Holdings, Inc. (Insurance)	1,280
19,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,980
23,800	Tokyo Gas Co. Ltd. (Gas Utilities)	584
8,200	Toyoda Gosei Co. Ltd. (Auto Components)	194
21,100	Toyota Industries Corp. (Auto Components)	1,213
180,300	Toyota Motor Corp. (Automobiles)	10,753
27,370	Toyota Tsusho Corp. (Trading Companies & Distributors)	899
15,027	Trend Micro, Inc. (Software)	740
184	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	270

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
26,500	USS Co. Ltd. (Specialty Retail)	$535
181,600	Yahoo Japan Corp. (Internet Software & Services)	862
78,900	Yamada Denki Co. Ltd. (Specialty Retail)	431
35,900	Yamaha Motor Co. Ltd. (Automobiles)	1,075
28,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	479

		229,953

	Jersey — 0.55%
38,200	Ferguson PLC (Trading Companies & Distributors)	2,506
390,715	Glencore International PLC (Metals & Mining)	1,790
50,765	Petrofac Ltd. (Energy Equipment & Services)	306
138,409	WPP PLC (Media)	2,569

		7,171

	Luxembourg — 0.25%
54,502	ArcelorMittal (Metals & Mining) (a)	1,406
5,124	Millicom International Cellular SA (Wireless Telecommunication Services)	338
4,140	RTL Group (Media)	313
50,908	SES – FDR, Class – A (Media)	1,114

		3,171

	Mexico — 0.01%
30,400	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	70

	Netherlands — 3.12%
8,788	ABN AMRO Group N.V. (Banks)	263
43,515	AEGON N.V. (Insurance)	253
129,074	Akzo Nobel N.V. (Chemicals)	11,917
15,757	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	2,682
582,343	ING Groep N.V. (Banks)	10,736
104,690	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	359
81,344	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,521
6,030	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	211
11,563	Koninklijke DSM N.V. (Chemicals)	947
60,642	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	2,503
4,281	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	188
7,121	NN Group N.V. (Insurance)	298
7,835	Randstad Holding N.V. (Professional Services)	485
62,651	Reed Elsevier N.V. (Professional Services)	1,333
112,399	Unilever N.V. (Personal Products)	6,647

		40,343

	New Zealand — 0.05%
36,014	Contact Energy Ltd. (Electric Utilities)	143
28,950	Fletcher Building Ltd. (Construction Materials)	167

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand (continued)
65,562	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	$135
77,926	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	205

		650

	Norway — 0.42%
10,898	Gjensidige Forsikring ASA (Insurance)	190
51,655	Marine Harvest ASA (Food Products)	1,022
159,202	Statoil ASA (Oil, Gas & Consumable Fuels)	3,184
48,919	Telenor ASA (Diversified Telecommunication Services)	1,035

		5,431

	Portugal — 0.12%
397,314	EDP – Energias de Portugal SA (Electric Utilities)	1,495

	Russia — 0.11%
79,233	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	1,363

	Singapore — 0.82%
324,272	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	636
283,544	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	346
347,115	CapitaMall Trust (Equity Real Estate Investment Trusts)	512
598,800	ComfortDelGro Corp. Ltd. (Road & Rail)	918
316,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	2,605
111,300	SATS Ltd. (Transportation Infrastructure)	378
54,300	Singapore Exchange Ltd. (Capital Markets)	296
355,581	Singapore Press Holdings Ltd. (Media)	713
258,527	Singapore Tech Engineering (Aerospace & Defense)	656
1,125,079	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	3,053
316,980	Suntec REIT (Equity Real Estate Investment Trusts)	436

		10,549

	South Korea — 1.63%
618	LG Household & Health Care Ltd. (Personal Products)	505
4,869	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	10,903
43,533	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	9,694

		21,102

	Spain — 1.90%
83,703	Abertis Infraestructuras SA (Transportation Infrastructure)	1,692
40,510	Amadeus IT Holding SA, A Shares (IT Services)	2,633
334,617	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,990
653,867	CaixaBank SA (Banks)	3,277
52,386	Corporacion Mapfre (Insurance)	170

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
27,957	Enagas (Oil, Gas & Consumable Fuels)	$787
19,336	Endesa (Electric Utilities)	436
22,107	Gas Natural SDG SA (Gas Utilities)	489
73,853	Grifols SA, ADR (Biotechnology)	1,616
46,403	Grifols SA (Biotechnology)	1,352
352,474	Iberdrola SA (Electric Utilities)	2,737
26,173	Red Electrica Corp. (Electric Utilities)	550
145,763	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,686
293,745	Telefonica SA (Diversified Telecommunication Services)	3,191

		24,606

	Sweden — 1.89%
194,290	Alfa Laval AB (Machinery)	4,746
150,889	Hennes & Mauritz AB, B Shares (Specialty Retail)	3,910
22,387	Hexagon AB (Electronic Equipment, Instruments & Components)	1,110
12,338	ICA Gruppen AB (Food & Staples Retailing)	464
218,470	Nordea Bank AB (Banks)	2,963
109,685	Skandinaviska Enskilda Banken AB, Class – A (Banks)	1,445
54,199	Skanska AB, B Shares (Construction & Engineering)	1,256
109,653	Svenska Handelsbanken AB, A Shares (Banks)	1,655
66,515	Swedbank AB, A Shares (Banks)	1,841
33,745	Tele2 AB, B Shares (Wireless Telecommunication Services)	386
610,908	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	3,509
236,237	TeliaSonera AB (Diversified Telecommunication Services)	1,113

		24,398

	Switzerland — 9.93%
795,417	ABB Ltd., Registered Shares (Electrical Equipment)	19,670
31,734	Adecco SA, Registered Shares (Professional Services)	2,472
124,964	Aryzta AG (Food Products)	3,838
2,822	Baloise Holding AG, Registered Shares (Insurance)	447
123,650	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	11,304
91,346	Credit Suisse Group AG (Capital Markets)	1,446
4,851	Idorsia Ltd. (Biotechnology)	87
8,181	Kuehne & Nagel International Ltd. (Marine)	1,515
70,368	LafargeHolcim Ltd., Registered Shares (Construction Materials)	4,114
214,696	Nestle SA (Food Products)	17,985
263,799	Novartis AG, Registered Shares (Pharmaceuticals)	22,589
1,406	Pargesa Holding SA (Diversified Financial Services)	117
89,665	Roche Holding AG (Pharmaceuticals)	22,895
842	SGS SA, Registered Shares (Professional Services)	2,020
1,861	Swiss Life Holding AG (Insurance)	656

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
5,449	Swiss Prime Site AG (Real Estate Management & Development)	$490
18,876	Swiss Re AG (Insurance)	1,710
1,990	Swisscom AG (Diversified Telecommunication Services)	1,020
5,730	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	2,384
145,557	UBS Group AG (Capital Markets)	2,489
30,411	Zurich Financial Services AG (Insurance)	9,279

		128,527

	Taiwan — 0.14%
253,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,807

	United Kingdom — 21.28%
9,366	Admiral Group PLC (Insurance)	228
41,192	Aon PLC (Insurance)	6,018
304,470	AstraZeneca PLC (Pharmaceuticals)	20,212
1,391,321	Aviva PLC (Insurance)	9,592
686,739	BAE Systems PLC (Aerospace & Defense)	5,811
1,168,186	Balfour Beatty PLC (Construction & Engineering)	4,213
5,055,062	Barclays PLC (Banks)	13,095
110,885	Barratt Developments PLC (Household Durables)	913
419,711	BHP Billiton PLC (Metals & Mining)	7,392
3,335,760	BP PLC (Oil, Gas & Consumable Fuels)	21,332
370,703	British American Tobacco PLC (Tobacco)	23,204
55,146	British Land Co. PLC (Equity Real Estate Investment Trusts)	445
468,946	BT Group PLC (Diversified Telecommunication Services)	1,784
75,179	Capita PLC (Professional Services)	569
58,711	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	181
112,890	Carnival PLC (Hotels, Restaurants & Leisure)	7,174
304,185	Centrica PLC (Multi-Utilities)	762
2,913,863	Cobham PLC (Aerospace & Defense)	5,688
119,131	Coca-Cola European Partners PLC (Beverages)	4,958
595,509	ConvaTec Group PLC (Health Care Equipment & Supplies) (b)	2,185
146,372	Diageo PLC (Beverages)	4,811
63,401	Direct Line Insurance Group PLC (Insurance)	309
107,863	Dixons Carphone PLC (Specialty Retail)	279
16,959	easyJet PLC (Airlines)	277
177,514	G4S PLC (Commercial Services & Supplies)	662
881,454	GlaxoSmithKline PLC (Pharmaceuticals)	17,579
42,993	Hammerson PLC (Equity Real Estate Investment Trusts)	309
826,313	HSBC Holdings PLC (Banks)	8,160
29,632	IMI PLC (Machinery)	493
106,180	Imperial Tobacco Group PLC (Tobacco)	4,530
29,109	Inmarsat PLC (Diversified Telecommunication Services)	251
17,595	Investec PLC (Capital Markets)	128
477,269	ITV PLC (Media)	1,117

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
181,919	J Sainsbury PLC (Food & Staples Retailing)	$580
243,268	Kingfisher PLC (Specialty Retail)	973
39,975	Land Securities Group PLC (Equity Real Estate Investment Trusts)	521
247,103	Legal & General Group PLC (Insurance)	860
61,464	Liberty Global PLC, Class – A (Media) (a)	2,084
108,710	Liberty Global PLC, Class – C (Media) (a)	3,556
9,632,522	Lloyds Banking Group PLC (Banks)	8,741
24,346	London Stock Exchange Group (Capital Markets)	1,250
174,453	Marks & Spencer Group PLC (Multiline Retail)	826
68,788	Micro Focus International PLC (Software)	2,200
229,932	National Grid PLC (Multi-Utilities)	2,848
16,061	Next PLC (Multiline Retail)	1,132
94,455	Pearson PLC (Media)	774
38,077	Persimmon PLC (Household Durables)	1,317
4,214	Provident Financial PLC (Consumer Finance)	47
328,986	Prudential PLC (Insurance)	7,874
171,281	Rio Tinto PLC (Metals & Mining)	7,970
282,002	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	8,495
791,009	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	24,316
97,668	Royal Mail PLC (Air Freight & Logistics)	503
13,247	Severn Trent PLC (Water Utilities)	386
365,162	SSE PLC (Electric Utilities)	6,835
104,898	Standard Life PLC (Insurance)	609
60,942	Tate & Lyle PLC (Food Products)	530
353,690	Taylor Wimpey PLC (Household Durables)	926
16,862	The Berkeley Group Holdings PLC (Household Durables)	840
38,377	United Utilities Group PLC (Water Utilities)	439
4,768,625	Vodafone Group PLC (Wireless Telecommunication Services)	13,340

		275,433

	United States — 0.28%
1,671	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	1,606
13,231	WABCO Holdings, Inc. (Machinery) (a)	1,959

		3,565

	Total Common Stocks	1,236,192

	Preferred Stocks — 1.77%
	Germany — 1.77%
4,177	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	372
18,654	Henkel AG & Co. KGaA – Preferred (Household Products)	2,539
122,265	Volkswagen AG – Preferred (Automobiles)	19,940

	Total Preferred Stocks	22,851

Shares	Security Description	Value (000)
	Right — 0.00%
	Singapore — 0.00%
47,068	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts) (a)	$10

	Total Right	10

Principal Amount (000)
	Time Deposit — 0.76%
$9,786	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 10/2/17	9,786

	Total Time Deposit	9,786

Shares
	Mutual Funds — 2.24%
150,459	Dreyfus Treasury Prime Cash Management Fund, 0.90% (c)	150
14,068,127	Federated Treasury Obligations Fund, Institutional Shares, 0.87% ^^(c)	14,068
828,745	State Street Institutional Treasury Money Market Fund, 0.94%(c)	829
13,922,642	State Street Institutional Treasury Plus Money Market Fund, 0.94% (c)	13,923

	Total Mutual Funds	28,970

Principal Amount (000)
	Repurchase Agreement — 0.94%
$12,126	Jefferies LLC, 1.12%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $12,127,328 collateralized by U.S. Treasury Obligations, 1.24% – 2.97%, 5/15/18 – 8/15/46 fair value $12,368,742) ^^	12,126

	Total Repurchase Agreement	12,126

	Total Investments (cost $1,114,586) — 101.28%	1,309,935
	Liabilities in excess of other assets — (1.28)%	(16,516)

	Net Assets – 100.00%	$1,293,419

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $25,655 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on September 30, 2017.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	12.99%	49.34%	33.24%	—	—	95.57%
Preferred Stocks	0.20%	0.03%	1.54%	—	—	1.77%
Right	—	0.00%	—	—	—	0.00%
Time Deposit	0.18%	—	0.58%	—	—	0.76%
Mutual Funds	0.28%	0.07%	0.76%	1.13%	0.00%	2.24%
Repurchase Agreement	0.24%	0.05%	0.65%	—	—	0.94%
Other Assets (Liabilities)	-0.51%	0.43%	-1.30%	0.10%	0.00%	-1.28%

Total Net Assets	13.38%	49.92%	35.47%	1.23%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Mini MSCI EAFE Index Future	155	12/15/17	$15,196	$15,332	$136

			$15,196	$15,332	$136

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen Future	107	12/18/17	$11,931	$12,139	$208

			$11,931	$12,139	$208

		Total Unrealized Appreciation			$344
		Total Unrealized Depreciation			—

		Total Net Unrealized Appreciation/(Depreciation)			$344

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.71%
	Australia — 4.44%
295,604	AMP Ltd. (Diversified Financial Services)	$1,120
210,110	APA Group (Gas Utilities)	1,376
249,808	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	4,114
728,472	Aurizon Holdings Ltd. (Road & Rail)	2,799
320,698	AusNet Services (Electric Utilities)	425
430,850	Australia & New Zealand Banking Group Ltd. (Banks)	10,001
52,251	Bank of Queensland Ltd. (Banks)	532
67,949	Bendigo & Adelaide Bank Ltd. (Banks)	619
46,464	BlueScope Steel Ltd. (Metals & Mining)	400
16,524	CIMIC Group Ltd. (Construction & Engineering)	573
223,366	Coca-Cola Amatil Ltd. (Beverages)	1,354
19,104	Cochlear Ltd. (Health Care Equipment & Supplies)	2,385
257,598	Commonwealth Bank of Australia (Banks)	15,200
154,060	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	1,366
54,379	CSL Ltd. (Biotechnology)	5,713
197,161	Dexus Property Group (Equity Real Estate Investment Trusts)	1,469
304,993	Fortescue Metals Group Ltd. (Metals & Mining)	1,229
341,733	GPT Group (Equity Real Estate Investment Trusts)	1,329
213,687	Harvey Norman Holdings Ltd. (Multiline Retail) ^	650
340,405	Insurance Australia Group Ltd. (Insurance)	1,700
31,211	Macquarie Group Ltd. (Capital Markets)	2,225
703,364	Mirvac Group (Equity Real Estate Investment Trusts)	1,263
386,805	National Australia Bank Ltd. (Banks)	9,555
40,212	Newcrest Mining Ltd. (Metals & Mining)	663
118,607	Qantas Airways Ltd. (Airlines)	542
199,110	QBE Insurance Group Ltd. (Insurance)	1,563
338,902	Resolute Mining Ltd. (Metals & Mining)	274
1,003,690	Scentre Group (Equity Real Estate Investment Trusts)	3,093
452,442	South32 Ltd. (Metals & Mining)	1,160
454,980	Stockland Trust Group (Equity Real Estate Investment Trusts)	1,534
184,019	Suncorp Group Ltd. (Insurance)	1,884
424,236	Sydney Airport (Transportation Infrastructure)	2,365
320,362	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,073
530,792	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	1,657
915,225	Telstra Corp. Ltd. (Diversified Telecommunication Services)	2,505
638,392	Vicinity Centres (Equity Real Estate Investment Trusts)	1,332
306,613	Wesfarmers Ltd. (Food & Staples Retailing)	9,938
687,540	Westfield Corp. (Equity Real Estate Investment Trusts)	4,227
498,395	Westpac Banking Corp. (Banks)	12,476
52,533	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,199

		114,882

	Austria — 0.12%
7,461	ANDRITZ AG (Machinery)	431
9,395	Erste Group Bank AG (Banks)	406
5,714	Lenzing AG (Chemicals)	829

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Austria (continued)
14,137	OMV AG (Oil, Gas & Consumable Fuels)	$823
10,444	Voestalpine AG (Metals & Mining)	533

		3,022

	Belgium — 0.59%
14,111	Ageas (Insurance)	663
97,890	Anheuser-Busch InBev N.V. (Beverages)	11,719
17,501	Belgacom SA (Diversified Telecommunication Services)	603
4,931	Groupe Bruxelles Lambert SA (Diversified Financial Services)	519
13,894	KBC Groep N.V. (Banks)	1,177
13,899	Ontex Group N.V. (Personal Products)	473

		15,154

	Bermuda — 0.04%
303,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	1,154

	Brazil — 0.05%
183,108	Ambev SA, ADR (Beverages)	1,207

	Canada — 1.73%
4,109	Canadian Imperial Bank of Commerce (Banks)	360
58,465	Canadian Pacific Railway Ltd. (Road & Rail)^	9,821
48,509	Canadian Pacific Railway Ltd. (Road & Rail)	8,151
1,068,205	Encana Corp. (Oil, Gas & Consumable Fuels)	12,578
202,327	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	6,323
373,300	Manulife Financial Corp. (Insurance)	7,573

		44,806

	China — 1.77%
39,332	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	6,793
48,400	Baidu, Inc., ADR (Internet Software & Services) (a)	11,988
1,244,982	China Mobile Ltd. (Wireless Telecommunication Services)	12,615
7,516,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	9,700
29,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,837
3,742	NetEase, Inc., ADR (Internet Software & Services)	987
99,500	Ping An Insurance (Group) Company of China Ltd. (Insurance)	764
29,500	Tencent Holdings Ltd. (Internet Software & Services)	1,270

		45,954

	Denmark — 1.51%
440	A.P. Moller - Maersk A/S, Class - B (Marine)	836
79,101	Danske Bank A/S (Banks)	3,164
3,850	Genmab A/S (Biotechnology) (a)	850
47,817	ISS A/S (Commercial Services & Supplies)	1,923
26,025	Nets A/S (IT Services) (a)	674
563,831	Novo Nordisk A/S, Class - B (Pharmaceuticals)	26,957

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
148,063	TDC A/S (Diversified Telecommunication Services)	$868
11,853	Tryg A/S (Insurance)	274
40,787	Vestas Wind Systems A/S (Electrical Equipment)	3,660

		39,206

	Faroe Islands — 0.02%
11,980	Bakkafrost P/F (Food Products)	551

	Finland — 0.55%
37,191	Elisa Oyj (Diversified Telecommunication Services)	1,601
118,361	Fortum Oyj (Electric Utilities)	2,363
44,393	Nokian Renkaat Oyj (Auto Components)	1,974
8,182	Orion Oyj, Class - B (Pharmaceuticals)	380
66,515	Sampo Oyj, Class - A (Insurance)	3,515
163,889	UPM-Kymmene Oyj (Paper & Forest Products)	4,441

		14,274

	France — 7.67%
65,540	Air France-Klm (Airlines) (a)	1,033
411,784	AXA SA (Insurance)	12,453
217,074	BNP Paribas (Banks)	17,509
71,141	Bouygues SA (Construction & Engineering)	3,375
189,416	Carrefour SA (Food & Staples Retailing)	3,827
18,624	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	1,104
21,244	CNP Assurances (Insurance)	498
339,173	Credit Agricole SA (Banks)	6,165
27,585	Eiffage SA (Construction & Engineering) (b)	2,856
822,243	ENGIE (Multi-Utilities)	13,964
58,305	Eutelsat Communications (Media)	1,727
14,049	Faurecia (Auto Components)	975
5,266	Fonciere des Regions (Equity Real Estate Investment Trusts)	547
7,735	Gecina SA (Equity Real Estate Investment Trusts)	1,254
6,085	Icade (Equity Real Estate Investment Trusts)	543
4,871	Ipsen SA (Pharmaceuticals)	647
35,961	Klepierre (Equity Real Estate Investment Trusts)	1,411
37,753	Lagardere SCA (Media)	1,264
121,344	Natixism SA (Banks)	971
326,713	Orange (Diversified Telecommunication Services)	5,351
111,246	Peugeot SA (Automobiles)	2,649
6,327	Safran SA (Aerospace & Defense)	646
294,855	Sanofi-Aventis (Pharmaceuticals)	29,274
411,888	Schneider Electric SA (Electrical Equipment)	35,841
21,806	SCOR SE (Insurance)	914
9,344	Societe BIC SA (Commercial Services & Supplies)	1,120
170,111	Societe Generale (Banks)	9,958
60,500	Suez Environnement Co. (Multi-Utilities)	1,104
545,418	Total SA (Oil, Gas & Consumable Fuels)	29,293
17,957	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	4,367
9,223	Valeo SA (Auto Components)	684
136,606	Vallourec SA (Energy Equipment & Services) ^(a)	812
79,068	Veolia Environnement (Multi-Utilities)	1,827

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
91,184	Zodiac Aerospace (Aerospace & Defense)	$2,637

		198,600

	Germany — 9.03%
87,173	Allianz SE (Insurance)	19,569
10,795	Axel Springer AG (Media)	694
330,553	BASF SE (Chemicals)	35,175
9,977	Bayer AG (Pharmaceuticals)	1,359
72,537	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	7,358
39,360	Beiersdorf AG (Personal Products)	4,234
17,497	Continental AG (Auto Components)	4,441
37,365	Covestro AG (Chemicals)	3,212
210,564	Daimler AG, Registered Shares (Automobiles)	16,789
113,615	Deutsche Boerse AG (Capital Markets)	12,314
101,861	Deutsche Lufthansa AG, Registered Shares (Airlines)	2,830
356,201	Deutsche Post AG (Air Freight & Logistics)	15,855
664,074	Deutsche Telekom AG (Diversified Telecommunication Services)	12,389
85,782	E.ON AG (Multi-Utilities)	971
35,863	Evonik Industries AG (Chemicals)	1,281
5,089	Hannover Rueckversicherung AG (Insurance)	613
13,738	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	1,211
81,321	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	2,044
14,099	Innogy SE (Multi-Utilities)	627
92,114	Linde AG (Chemicals)	19,208
7,509	MAN SE (Machinery)	847
13,415	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	2,868
58,968	ProSiebenSat.1 Media AG (Media)	2,009
8,027	Rheinmetall AG (Industrial Conglomerates)	905
302,858	SAP SE (Software)	33,175
33,722	Schaeffler AG (Auto Components)	544
129,637	Siemens AG (Industrial Conglomerates)	18,262
7,108	Siltronic AG (Semiconductors & Semiconductor Equipment) (a)	882
75,824	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	425
112,904	TUI AG (Hotels, Restaurants & Leisure)	1,915
8,504	United Internet AG (Internet Software & Services)	529
50,632	Vonovia SE (Real Estate Management & Development)	2,154
77,463	Wirecard AG (IT Services) ^	7,087

		233,776

	Hong Kong — 2.23%
807,918	AIA Group Ltd. (Insurance) (b)	5,958
608,505	BOC Hong Kong (Holdings) Ltd. (Banks)	2,956
34,483	China Cord Blood Corp. (Health Care Providers & Services) (a)	383
942,669	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,908
63,500	CK Asset Holdings Limited (Real Estate Management & Development)	526
42,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	543

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
146,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	$1,256
306,419	CLP Holdings Ltd. (Electric Utilities)	3,140
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) *(a)	—
491,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,165
118,709	Hang Seng Bank Ltd. (Banks)	2,894
261,740	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,734
590,877	HK Electric Investments Ltd. (Electric Utilities) ^	539
856,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	1,040
140,000	Hysan Development Co. (Real Estate Management & Development)	659
650,886	I-Cable Communications Ltd. (Media) (a)	21
142,000	Kerry Properties Ltd. (Real Estate Management & Development)	588
2,432,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	1,220
1,236,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,775
970,000	PCCW Ltd. (Diversified Telecommunication Services)	525
306,538	Power Assets Holdings Ltd. (Electric Utilities)	2,655
615,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,082
869,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	795
319,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	5,183
123,826	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	1,202
244,200	Swire Properties Ltd. (Real Estate Management & Development)	828
476,326	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3,860
722,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	6,434
3,872,500	WH Group Ltd. (Food Products)	4,115
152,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	1,069
776,000	Xinyi Glass Holdings Ltd. (Auto Components)	767

		57,820

	Indonesia — 0.03%
796,100	PT Bank Rakyat Indonesia Persero Tbk (Banks)	903

	Ireland (Republic of) — 0.70%
15,461	Allegion PLC (Building Products)	1,337
147,014	Allied Irish Banks PLC (Banks) (b)	883
98,134	CRH PLC (Construction Materials)	3,743
125,230	Experian PLC (Professional Services)	2,515
10,775	ICON PLC (Life Sciences Tools & Services) (a)	1,227
88,616	Medtronic PLC (Health Care Equipment & Supplies)	6,892
9,471	Paddy Power PLC (Hotels, Restaurants & Leisure)	945

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (Republic of) (continued)
5,272	Ryanair Holdings PLC, ADR (Airlines) (a)	$556

		18,098

	Israel — 0.30%
1,279	Azrieli Group (Real Estate Management & Development)	71
280,435	Bank Hapoalim Ltd. (Banks)	1,964
870,198	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	1,245
1,418	Elbit Systems Ltd. (Aerospace & Defense)	209
433,243	Israel Chemicals Ltd. (Chemicals)	1,924
64,406	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	1,126
65,821	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)	1,158

		7,697

	Italy — 2.12%
384,419	Assicurazioni Generali SpA (Insurance)	7,160
99,649	Atlantia SpA (Transportation Infrastructure)	3,145
32,000	Banca Generali SpA (Capital Markets)	1,110
606,620	Eni SpA (Oil, Gas & Consumable Fuels)	10,037
2,983,652	Intesa Sanpaolo SpA (Banks)	10,550
90,039	Intesa Sanpaolo SpA (Banks)	298
113,853	Poste Italiane SpA (Insurance) ^	838
576,353	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	2,776
784,189	Telecom Italia SpA (Diversified Telecommunication Services)	589
176,628	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	1,032
807,522	Unicredit SpA (Banks) (a)	17,197
108,158	UnipolSai SpA (Insurance)	253

		54,985

	Japan — 18.61%
25,600	Adastria Co. Ltd. (Specialty Retail)	578
10,700	AEON Credit Service Co. Ltd. (Consumer Finance)	224
46,100	Aisin Seiki Co. Ltd. (Auto Components)	2,430
96,500	Amada Holdings Co. Ltd. (Machinery)	1,059
11,800	Aozora Bank Ltd. (Banks)	449
156,915	Asahi Glass Co. Ltd. (Building Products)	5,823
576,700	Astellas Pharma, Inc. (Pharmaceuticals)	7,338
19,249	Benesse Holdings, Inc. (Diversified Consumer Services)	695
177,300	Bridgestone Corp. (Auto Components)	8,046
62,200	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	1,447
64,900	CALBEE, Inc. (Food Products)	2,282
367,067	Canon, Inc. (Technology Hardware, Storage & Peripherals)	12,545
61,600	Casio Computer Co. Ltd. (Household Durables)	867
85,600	Chubu Electric Power Company, Inc. (Electric Utilities)	1,063
70,040	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,676
74,000	Daicel Corp. (Chemicals)	892
160,491	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	3,620
19,467	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	3,547
166,900	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	5,763

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
201	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	$481
110,000	Daiwa Securities Group, Inc. (Capital Markets)	623
130,500	Denso Corp. (Auto Components)	6,603
135,200	East Japan Railway Co. (Road & Rail)	12,479
69,271	Eisai Co. Ltd. (Pharmaceuticals)	3,556
19,500	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	490
4,000	Fanuc Ltd. (Machinery)	810
168,994	Fuji Heavy Industries Ltd. (Automobiles)	6,098
725,000	Fujitsu Ltd. (IT Services)	5,386
82,000	Fukuoka Financial Group, Inc. (Banks)	379
124,500	HASEKO Corp. (Household Durables)	1,660
5,700	Hikari Tsushin, Inc. (Specialty Retail)	714
2,708,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	19,085
455,824	Honda Motor Co. Ltd. (Automobiles)	13,499
40,400	Iida Group Holdings Co. Ltd. (Household Durables)	720
161,900	Isuzu Motors Ltd. (Automobiles)	2,146
406,268	ITOCHU Corp. (Trading Companies & Distributors)	6,655
14,500	ITOCHU Techno-Solutions Corp. (IT Services)	541
358,600	Japan Airlines Co. Ltd. (Airlines)	12,137
34,500	Japan Exchange Group, Inc. (Capital Markets)	611
42,400	Japan Post Bank Co. Ltd. (Banks)	524
44,800	Japan Post Holdings Co. Ltd. (Insurance) ^	529
107	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	358
165	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	793
339	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	608
476,282	Japan Tobacco, Inc. (Tobacco)	15,612
69,945	JS Group Corp. (Building Products)	1,856
51,983	JSR Corp. (Chemicals)	988
63,100	JTEKT Corp. (Machinery)	874
945,418	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	4,864
232,000	Kajima Corp. (Construction & Engineering)	2,305
28,600	Kakaku.com, Inc. (Internet Software & Services)	365
14,100	Kanamoto Co. Ltd. (Trading Companies & Distributors)	445
78,000	Kaneka Corp. (Chemicals)	606
18,300	Kao Corp. (Personal Products)	1,077
822,100	KDDI Corp. (Wireless Telecommunication Services)	21,680
10,600	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	476
572,900	Komatsu Ltd. (Machinery)	16,300
126,200	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	1,036
94,829	Kuraray Co. Ltd. (Chemicals)	1,773
88,600	Kyocera Corp. (Electronic Equipment, Instruments & Components)	5,498
42,600	Kyushu Electric Power Co., Inc. (Electric Utilities)	452
16,126	Lawson, Inc. (Food & Staples Retailing)	1,068
15,000	Lion Corp. (Household Products)	274
90,000	Maeda Corp. (Construction & Engineering)	1,100

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
433,231	Marubeni Corp. (Trading Companies & Distributors)	$2,959
37,700	Maruha Nichiro Corp. (Food Products)	1,109
59,200	Marui Group Co. Ltd. (Multiline Retail) ^	848
15,277	Maruichi Steel Tube Ltd. (Metals & Mining)	445
97,800	Mebuki Financial Group, Inc. (Banks)	378
15,500	Miraca Holdings, Inc. (Health Care Providers & Services)	721
604,000	Mitsubishi Chemical Holdings Corp. (Chemicals)	5,755
407,640	Mitsubishi Corp. (Trading Companies & Distributors)	9,476
69,700	Mitsubishi Electric Corp. (Electrical Equipment)	1,089
88,700	Mitsubishi Heavy Industries Ltd. (Machinery)	3,507
58,843	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,349
2,351,582	Mitsubishi UFJ Financial Group, Inc. (Banks)	15,272
25,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	136
461,926	Mitsui & Co. Ltd. (Trading Companies & Distributors)	6,828
48,200	Mitsui Chemicals, Inc. (Chemicals)	1,465
11,900	Mixi, Inc. (Internet Software & Services)	574
2,479,492	Mizuho Financial Group, Inc. (Banks)	4,344
23,400	Morinaga Milk Industry Co. Ltd. (Food Products)	894
81,400	MS&AD Insurance Group Holdings, Inc. (Insurance)	2,621
69,600	NEC Corp. (Technology Hardware, Storage & Peripherals)	1,887
14,000	Nintendo Co. Ltd. (Software)	5,171
188	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	938
126,500	Nippon Denko Co. Ltd. (Metals & Mining)	504
22,600	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	875
244	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	514
223,000	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	5,120
155,900	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	7,146
915,479	Nissan Motor Co. Ltd. (Automobiles)	9,069
26,900	NOK Corp. (Auto Components)	603
189,300	Nomura Holdings, Inc. (Capital Markets)	1,060
16,800	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	358
538	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	700
34,500	Nomura Research Institute Ltd. (IT Services)	1,346
369,370	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	8,439
174,300	Obayashi Corp. (Construction & Engineering)	2,090
17,300	OBIC Co. Ltd. (IT Services)	1,089
50,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	2,567
259,200	ORIX Corp. (Diversified Financial Services)	4,180
50,495	Osaka Gas Co. Ltd. (Gas Utilities)	939

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
13,600	OTSUKA Corp. (IT Services)	$872
107,281	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	4,263
29,100	Park24 Co. Ltd. (Commercial Services & Supplies)	709
89,200	Penta-Ocean Construction Co. Ltd. (Construction & Engineering)	563
174,000	Prima Meat Packers Ltd. (Food Products)	1,177
228,385	Resona Holdings, Inc. (Banks)	1,173
187,700	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,825
13,504	Sankyo Co. Ltd. (Leisure Products)	431
173,200	SBI Holdings, Inc. (Capital Markets)	2,607
51,200	Sega Sammy Holdings, Inc. (Leisure Products)	715
75,569	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	1,829
158,965	Sekisui House Ltd. (Household Durables)	2,680
54,100	Seven Bank Ltd. (Banks)	195
10,000	Shionogi & Co. Ltd. (Pharmaceuticals)	547
54,700	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	630
95,600	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	3,720
19,200	Sony Financial Holdings, Inc. (Insurance)	315
36,300	Start Today Co. Ltd. (Internet & Direct Marketing Retail)	1,150
437,000	Sumitomo Chemical Co. Ltd. (Chemicals)	2,731
322,400	Sumitomo Corp. (Trading Companies & Distributors)	4,638
209,800	Sumitomo Electric Industries Ltd. (Auto Components)	3,427
31,600	Sumitomo Heavy Industries Ltd. (Machinery)	1,267
64,289	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	2,065
282,523	Sumitomo Mitsui Financial Group, Inc. (Banks)	10,848
34,800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,256
48,331	Sumitomo Rubber Industries Ltd. (Auto Components)	886
59,700	T&D Holdings, Inc. (Insurance)	867
10,800	Taisei Corp. (Construction & Engineering)	566
316,385	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	17,475
121,500	Teijin Ltd. (Chemicals)	2,395
75,000	The Chiba Bank Ltd. (Banks)	537
35,700	The Chugoku Electric Power Company, Inc. (Electric Utilities) ^	379
109,000	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	1,956
32,000	The Hiroshima Bank Ltd. (Banks)	259
53,000	The Shizuoka Bank Ltd. (Banks)	477
31,300	The Yokohama Rubber Co. Ltd. (Auto Components)	645
60,600	Tohoku Electric Power Co., Inc. (Electric Utilities)	771
69,900	Tokio Marine Holdings, Inc. (Insurance)	2,735
51,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	7,864
83,600	Tokyo Gas Co. Ltd. (Gas Utilities)	2,049
32,500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	543
17,500	Toyoda Gosei Co. Ltd. (Auto Components)	414
45,000	Toyota Industries Corp. (Auto Components)	2,588

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
385,100	Toyota Motor Corp. (Automobiles)	$22,966
58,500	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,921
32,200	Trend Micro, Inc. (Software)	1,586
392	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	574
56,700	USS Co. Ltd. (Specialty Retail)	1,144
15,000	West Japan Railway Co. (Road & Rail)	1,043
388,000	Yahoo Japan Corp. (Internet Software & Services) ^	1,841
168,500	Yamada Denki Co. Ltd. (Specialty Retail)	921
76,600	Yamaha Motor Co. Ltd. (Automobiles)	2,294
4,700	YA-MAN Ltd. (Personal Products)	504
60,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	1,023

		481,699

	Jersey — 0.45%
48,205	Ferguson PLC (Trading Companies & Distributors)	3,162
489,285	Glencore International PLC (Metals & Mining)	2,242
108,445	Petrofac Ltd. (Energy Equipment & Services)	654
295,563	WPP PLC (Media)	5,484

		11,542

	Luxembourg — 0.32%
59,979	ArcelorMittal (Metals & Mining) (a)	1,547
259,046	B&M European Value Retail SA (Multiline Retail)	1,345
10,948	Millicom International Cellular SA (Wireless Telecommunication Services)	723
8,844	RTL Group (Media)	669
108,752	SES - FDR, Class - A (Media)	2,379
93,645	Subsea 7 SA (Energy Equipment & Services)	1,537

		8,200

	Mexico — 0.00%
38,793	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	89

	Netherlands — 2.90%
18,774	ABN AMRO Group N.V. (Banks)	562
187,526	AEGON N.V. (Insurance)	1,092
14,161	Aercap Holdings N.V. (Trading Companies & Distributors) (a)	724
146,232	Akzo Nobel N.V. (Chemicals)	13,500
19,855	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	3,380
8,256	BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	574
789,422	ING Groep N.V. (Banks)	14,554
223,641	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	768
173,770	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	3,249
12,884	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	450
24,700	Koninklijke DSM N.V. (Chemicals)	2,022

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
129,545	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	$5,348
9,146	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	401
15,212	NN Group N.V. (Insurance)	637
16,738	Randstad Holding N.V. (Professional Services)	1,035
133,836	Reed Elsevier N.V. (Professional Services)	2,849
367,670	Unilever N.V. (Personal Products)	21,742
49,674	Wolters Kluwer N.V. (Professional Services)	2,295

		75,182

	New Zealand — 0.08%
133,912	A2 Milk Co. Ltd. (Food Products) (a)	621
75,676	Contact Energy Ltd. (Electric Utilities)	301
61,851	Fletcher Building Ltd. (Construction Materials)	357
138,612	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	285
166,489	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	439

		2,003

	Norway — 0.74%
43,833	Aker BP ASA (Oil, Gas & Consumable Fuels)	848
23,283	Gjensidige Forsikring ASA (Insurance)	405
110,346	Marine Harvest ASA (Food Products)	2,183
16,472	Salmar ASA (Food Products)	465
613,579	Statoil ASA (Oil, Gas & Consumable Fuels)	12,276
143,951	Telenor ASA (Diversified Telecommunication Services)	3,044

		19,221

	Portugal — 0.16%
848,757	EDP - Energias de Portugal SA (Electric Utilities)	3,195
47,095	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	929

		4,124

	Russia — 0.07%
99,473	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	1,711

	Singapore — 1.02%
692,600	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,359
605,809	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	739
741,600	CapitaMall Trust (Equity Real Estate Investment Trusts)	1,094
1,279,200	ComfortDelGro Corp. Ltd. (Road & Rail)	1,962
676,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	5,563
237,700	SATS Ltd. (Transportation Infrastructure)	808
115,900	Singapore Exchange Ltd. (Capital Markets)	632
759,547	Singapore Press Holdings Ltd. (Media)	1,523
552,200	Singapore Tech Engineering (Aerospace & Defense)	1,401
2,403,310	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	6,522

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
677,180	Suntec REIT (Equity Real Estate Investment Trusts)	$931
127,200	United Overseas Bank Ltd. (Banks)	2,204
92,500	United Overseas Land Ltd. (Real Estate Management & Development)	554
84,200	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	1,095

		26,387

	South Korea — 0.93%
713	LG Household & Health Care Ltd. (Personal Products)	583
5,573	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	12,478
49,262	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	10,970

		24,031

	Spain — 2.13%
178,808	Abertis Infraestructuras SA (Transportation Infrastructure)	3,613
86,539	Amadeus IT Holding SA, A Shares (IT Services)	5,624
912,500	Banco Bilbao Vizcaya Argentaria SA (Banks)	8,155
725,921	Banco Santander SA (Banks)	5,068
719,710	CaixaBank SA (Banks)	3,606
111,909	Corporacion Mapfre (Insurance)	364
59,723	Enagas (Oil, Gas & Consumable Fuels)	1,682
41,306	Endesa (Electric Utilities)	931
39,638	Gamesa Corporacion Tecnologica SA (Electrical Equipment)	517
47,226	Gas Natural SDG SA (Gas Utilities)	1,045
92,227	Grifols SA, ADR (Biotechnology)	2,019
58,122	Grifols SA (Biotechnology)	1,693
752,967	Iberdrola SA (Electric Utilities)	5,848
14,258	Industria de Diseno Textil SA (Specialty Retail)	537
55,913	Red Electrica Corp. (Electric Utilities)	1,175
311,383	Repsol YPF SA (Oil, Gas & Consumable Fuels)	5,737
705,599	Telefonica SA (Diversified Telecommunication Services)	7,665

		55,279

	Sweden — 2.18%
210,384	Alfa Laval AB (Machinery)	5,139
27,513	Bonava AB (Household Durables)	445
102,692	Electrolux AB, B Shares (Household Durables)	3,489
322,333	Hennes & Mauritz AB, B Shares (Specialty Retail)	8,353
47,823	Hexagon AB (Electronic Equipment, Instruments & Components)	2,371
46,022	Husqvarna AB (Household Durables)	474
26,361	ICA Gruppen AB (Food & Staples Retailing)	991
466,704	Nordea Bank AB (Banks)	6,328
74,195	Sandvik AB (Machinery)	1,280
234,312	Skandinaviska Enskilda Banken AB, Class - A (Banks)	3,088
115,781	Skanska AB, B Shares (Construction & Engineering)	2,683
234,244	Svenska Handelsbanken AB, A Shares (Banks)	3,536

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
142,092	Swedbank AB, A Shares (Banks)	$3,930
36,639	Swedish Orphan Biovitrum AB (Biotechnology) (a)	563
72,088	Tele2 AB, B Shares (Wireless Telecommunication Services)	825
1,305,042	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	7,497
504,657	TeliaSonera AB (Diversified Telecommunication Services)	2,378
163,446	Volvo AB, B Shares (Machinery)	3,152

		56,522

	Switzerland — 8.88%
1,195,184	ABB Ltd., Registered Shares (Electrical Equipment)	29,556
78,676	Adecco SA, Registered Shares (Professional Services)	6,128
148,712	Aryzta AG (Food Products)	4,568
6,029	Baloise Holding AG, Registered Shares (Insurance)	954
136,109	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	12,443
195,137	Credit Suisse Group AG (Capital Markets)	3,090
5,945	Idorsia Ltd. (Biotechnology)	106
17,478	Kuehne & Nagel International Ltd. (Marine)	3,237
150,322	LafargeHolcim Ltd., Registered Shares (Construction Materials)	8,789
22,339	Logitech International S.A. (Technology Hardware, Storage & Peripherals)	815
456,490	Nestle SA (Food Products)	38,241
439,061	Novartis AG, Registered Shares (Pharmaceuticals)	37,598
3,140	Pargesa Holding SA (Diversified Financial Services)	261
2,489	Partners Group Holding AG (Capital Markets)	1,689
181,401	Roche Holding AG (Pharmaceuticals)	46,319
2,267	Roche Holding AG (Pharmaceuticals)	577
1,798	SGS SA, Registered Shares (Professional Services)	4,314
7,079	Swiss Life Holding AG (Insurance)	2,494
11,641	Swiss Prime Site AG (Real Estate Management & Development)	1,047
40,323	Swiss Re AG (Insurance)	3,653
4,251	Swisscom AG (Diversified Telecommunication Services)	2,179
7,160	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	2,979
344,293	UBS Group AG (Capital Markets)	5,886
42,522	Zurich Financial Services AG (Insurance)	12,975

		229,898

	Taiwan — 0.09%
318,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,271

	United Kingdom — 18.06%
112,534	Admiral Group PLC (Insurance)	2,740
51,506	Aon PLC (Insurance)	7,525
34,928	Ashtead Group PLC (Trading Companies & Distributors)	842
40,825	Associated British Foods PLC (Food Products)	1,747

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
475,990	AstraZeneca PLC (Pharmaceuticals)	$31,599
1,709,237	Aviva PLC (Insurance)	11,782
1,166,095	BAE Systems PLC (Aerospace & Defense)	9,866
1,285,816	Balfour Beatty PLC (Construction & Engineering)	4,638
5,563,121	Barclays PLC (Banks)	14,411
236,876	Barratt Developments PLC (Household Durables)	1,950
702,914	BHP Billiton PLC (Metals & Mining)	12,379
5,186,652	BP PLC (Oil, Gas & Consumable Fuels)	33,168
548,442	British American Tobacco PLC (Tobacco)	34,330
117,820	British Land Co. PLC (Equity Real Estate Investment Trusts)	950
1,428,629	BT Group PLC (Diversified Telecommunication Services)	5,434
160,600	Capita PLC (Professional Services)	1,216
134,995	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	417
146,016	Carnival PLC (Hotels, Restaurants & Leisure)	9,279
1,717,055	Centrica PLC (Multi-Utilities)	4,302
3,207,173	Cobham PLC (Aerospace & Defense)	6,261
149,845	Coca-Cola European Partners PLC (Beverages)	6,236
753,996	ConvaTec Group PLC (Health Care Equipment & Supplies) (b)	2,767
73,116	Crest Nicholson Holdings PLC (Household Durables)	542
155,531	Diageo PLC (Beverages)	5,112
135,432	Direct Line Insurance Group PLC (Insurance)	660
475,479	Dixons Carphone PLC (Specialty Retail)	1,232
35,032	easyJet PLC (Airlines)	571
70,693	Electrocomponents PLC (Electronic Equipment, Instruments & Components)	588
41,800	Fevertree Drinks PLC (Beverages)	1,225
379,188	G4S PLC (Commercial Services & Supplies)	1,414
1,467,588	GlaxoSmithKline PLC (Pharmaceuticals)	29,268
91,837	Hammerson PLC (Equity Real Estate Investment Trusts)	661
61,054	Hargreaves Lansdown PLC (Capital Markets)	1,211
137,575	Howden Joinery Group PLC (Trading Companies & Distributors)	794
1,765,199	HSBC Holdings PLC (Banks)	17,433
63,296	IMI PLC (Machinery)	1,054
237,301	Imperial Tobacco Group PLC (Tobacco)	10,123
65,497	Inmarsat PLC (Diversified Telecommunication Services)	565
369,037	International Consolidated Airlines Group SA (Airlines)	2,940
37,584	Investec PLC (Capital Markets)	274
1,019,175	ITV PLC (Media)	2,386
382,243	J Sainsbury PLC (Food & Staples Retailing)	1,219
519,678	Kingfisher PLC (Specialty Retail)	2,078
177,077	Land Securities Group PLC (Equity Real Estate Investment Trusts)	2,307
527,870	Legal & General Group PLC (Insurance)	1,838
76,755	Liberty Global PLC, Class - A (Media) (a)	2,603
136,546	Liberty Global PLC, Class - C (Media) (a)	4,465
17,378,626	Lloyds Banking Group PLC (Banks)	15,770
30,479	London Stock Exchange Group (Capital Markets)	1,564

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
372,673	Marks & Spencer Group PLC (Multiline Retail)	$1,765
75,700	Micro Focus International PLC (Software)	2,421
20,273	Mondi PLC (Paper & Forest Products)	545
491,189	National Grid PLC (Multi-Utilities)	6,085
34,314	Next PLC (Multiline Retail)	2,418
201,778	Pearson PLC (Media)	1,654
126,234	Persimmon PLC (Household Durables)	4,367
9,003	Provident Financial PLC (Consumer Finance)	100
367,419	Prudential PLC (Insurance)	8,794
78,091	Redrow PLC (Household Durables)	620
365,897	Rio Tinto PLC (Metals & Mining)	17,026
400,974	Royal Bank of Scotland Group PLC (Banks) (a)	1,441
788,633	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	23,758
1,156,575	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	35,554
208,629	Royal Mail PLC (Air Freight & Logistics)	1,074
28,288	Severn Trent PLC (Water Utilities)	824
107,252	Smith & Nephew PLC (Health Care Equipment & Supplies)	1,937
641,492	SSE PLC (Electric Utilities)	12,007
84,029	SSP Group PLC (Hotels, Restaurants & Leisure)	605
223,446	Standard Life PLC (Insurance)	1,298
130,187	Tate & Lyle PLC (Food Products)	1,131
1,195,160	Taylor Wimpey PLC (Household Durables)	3,130
36,022	The Berkeley Group Holdings PLC (Household Durables)	1,794
81,993	United Utilities Group PLC (Water Utilities)	938
37,385	Vedanta Resources PLC (Metals & Mining)	437
7,557,978	Vodafone Group PLC (Wireless Telecommunication Services)	21,143
344,385	William Morrison Supermarkets PLC (Food & Staples Retailing)	1,080

		467,682

	United States — 0.19%
2,086	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	2,005
22,200	International Game Technology PLC (Hotels, Restaurants & Leisure)	545
16,620	WABCO Holdings, Inc. (Machinery) (a)	2,460

		5,010

	Total Common Stocks	2,322,940

	Preferred Stocks — 1.01%
	Chile — 0.01%
5,004	Quimica y Minera Chile SA – Preferred, ADR (Chemicals)	279

	Germany — 1.00%
8,923	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	795
23,431	Henkel AG & Co. KGaA – Preferred (Household Products)	3,189
134,573	Volkswagen AG – Preferred (Automobiles)	21,946

		25,930

	Total Preferred Stocks	26,209

Shares	Security Description	Value (000)
	Right — 0.00%
	Singapore — 0.00%
100,564	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts) (a)	$22

	Total Right	22

Principal Amount (000)
	Time Deposit — 0.44%
$11,470	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 10/2/17	11,470

	Total Time Deposit	11,470

Shares
	Mutual Funds — 7.81%
140,415	Aberdeen Japan Investment Trust PLC	1,062
73,000	Aberdeen Singapore Fund, Inc.	848
76,800	Allianz Technology Trust PLC	1,077
319,540	Biotech Growth Trust PLC (The)	3,532
422,960	BlackRock Greater Europe Investment Trust PLC	1,860
249,198	British Empire Trust PLC	2,315
25,665	Dreyfus Treasury Prime Cash Management Fund, 0.90% (c)	26
753,255	Dunedin Income Growth Investment Trust PLC	2,584
250,000	Dunedin Smaller Companies Investment Trust PLC	837
380,000	Edinburgh Dragon Trust PLC	1,767
344,214	Edinburgh Investment Trust PLC	3,207
289,625	Edinburgh Worldwide Investment Trust PLC	2,530
214,896	European Investment Trust PLC	2,647
7,257,110	Federated Treasury Obligations Fund, Institutional Shares, 0.87%^^ (c)	7,257
1,804,686	Fidelity European Values PLC	5,356
54,750	Fidelity Special Values PLC	178
220,000	Foreign & Colonial Investment Trust PLC	1,788
437,142	Henderson Alternative Strategies Trust PLC	1,707
56,745	Henderson EuroTrust PLC	864
99,542	Henderson Smaller Companies Investment Trust PLC	1,056
258,888	Japan Smaller Capitalization Fund	3,253
217,585	JPMorgan European Investment Trust PLC – Growth	892
1,035,680	JPMorgan European Smaller Companies Trust PLC	5,465
847,001	JPMorgan Japan Smaller Companies Investment Trust	4,233
1,223,525	JPMorgan Japanese Investment Trust PLC	6,099
291,764	JPMorgan Smaller Companies Investment Trust PLC	3,800
6,877	Law Debenture Corp. PLC	54
379,193	Martin Currie Asia Unconstrained Trust PLC	1,911
170,843	Montanaro European Smaller Companies Trust PLC	1,853
60,808	Neuberger Berman MLP Income Fund, Inc.	578
40,854	New Germany Fund, Inc. (The)	759
16,221	New Ireland Fund, Inc. (The)	223
509,500	Oakley Capital Investments Ltd.	1,114

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Mutual Funds (continued)
825,000	Perpetual Income & Growth Investment Trust	$4,211
163,598	Pershing Square Holdings Ltd.	2,118
595,601	PM Capital Global Opportunities Fund Ltd.	514
2,024,779	Polar Capital Global Financials Trust PLC	3,703
95,150	Riverstone Energy Ltd.	1,565
1,206,429	Schroder Japan Growth Fund PLC	3,168
1,100,700	Schroder UK Growth Fund PLC	2,540
200,000	Schroder UK Mid & Small Capital Fund PLC	1,405
131,975	Scottish Investment Trust PLC	1,468
1,714,607	SSgA U.S. Government Money Market Fund, 0.67%(c)	1,715
7,390,182	State Street Institutional Treasury Money Market Fund, 0.94% (c)	7,390
98,355,516	State Street Institutional Treasury Plus Money Market Fund, 0.94% (c)	98,356
106,348	Swiss Helvetia Fund, Inc.	1,352

	Total Mutual Funds	202,237

Principal Amount (000)
	Repurchase Agreement — 0.24%
$6,255	Jefferies LLC, 1.12%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $6,255,939 collateralized by U.S. Treasury Obligations, 1.24% – 2.97%, 5/15/18 – 8/15/46 fair value $6,380,474) ^^	6,255

	Total Repurchase Agreement	6,255

	Total Investments (cost $2,221,431) — 99.21%	2,569,133
	Other assets in excess of liabilities — 0.79%	20,393

	Net Assets —100.00%	$2,589,526

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $15,091 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on September 30, 2017.

ADR—American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, Ltd.	Lazard Asset Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	8.12%	52.66%	18.26%	—	10.67%	—	—	89.71%
Preferred Stocks	0.13%	0.03%	0.85%	—	—	—	—	1.01%
Right	—	0.00%	—	—	—	—	—	0.00%
Time Deposit	0.12%	—	0.32%	—	—	—	—	0.44%
Mutual Funds	0.03%	0.07%	0.19%	3.45%	0.06%	4.01%	0.00%	7.81%
Repurchase Agreement	0.02%	0.06%	0.16%	—	—	—	—	0.24%
Other Assets (Liabilities)	-0.03%	0.45%	-0.28%	0.03%	0.06%	0.56%	0.00%	0.79%

Total Net Assets	8.39%	53.27%	19.50%	3.48%	10.79%	4.57%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Mini MSCI EAFE Index Future	1,111	12/15/17	$108,682	$109,900	$1,218

			$108,682	$109,900	$1,218

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen Future	223	12/18/17	$24,864	$25,297	$433

			$24,864	$25,297	$433

		Total Unrealized Appreciation			$1,651
		Total Unrealized Depreciation			—

		Total Net Unrealized Appreciation/(Depreciation)			$1,651

^ Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.06%
	Brazil — 6.81%
2,182,700	Ambev SA (Beverages)	$14,502
1,095,600	Banco Bradesco SA, ADR (Banks)	12,128
924,400	Banco do Brasil SA (Banks)	10,202
646,900	BB Seguridade Participacoes SA (Insurance)	5,822
456,756	BRF – Brazil Foods SA, ADR (Food Products) (a)	6,582
92,700	BRF SA (Food Products) (a)	1,341
362,800	CIA Hering (Specialty Retail)	3,247
1,890,624	Companhia Energetica de Minas Gerais SA – Sponsored ADR (Electric Utilities)	4,689
781,398	Companhia Paranaense de Energia-Copel, ADR (Electric Utilities)	6,923
233,381	CPFL Energia SA (Electric Utilities)	2,008
460,500	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	1,997
1,939,688	Duratex SA (Paper & Forest Products)	5,813
276,007	Embraer SA, ADR (Aerospace & Defense)	6,241
1,994,600	JBS SA (Food Products)	5,360
747,800	Klabin SA (Containers & Packaging)	4,373
820,500	Natura Cosmeticos SA (Personal Products)	8,110
910,087	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels) (a)	9,137
416,400	Totvs SA (Software)	4,147
74,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	522
618,400	WEG SA (Machinery)	4,191

		117,335

	Chile — 1.31%
16,101	Banco de Credito e Inversiones SA (Banks)	1,019
327,020	Compania Cervecerias Unidas SA (Beverages)	4,407
1,604,500	Empresa Nacional de Electricidad SA (Independent Power & Renewable Electricity Producers)	1,402
407,183	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	4,215
9,436,244	Enersis Chile SA (Electric Utilities)	1,152
13,750,484	Enersis SA (Electric Utilities)	2,817
729,670,014	Itau CorpBanca (Banks)	6,874
433,100	Vina Concha y Toro SA (Beverages)	720

		22,606

	China — 20.17%
12,829,000	Agricultural Bank of China Ltd., H Shares (Banks)	5,748
67,400	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	11,641
3,741,500	BAIC Motor Corp. Ltd. (Automobiles) ^(b)	3,549
30,700	Baidu, Inc., ADR (Internet Software & Services) (a)	7,605
18,657,100	Bank of China Ltd., H Shares (Banks)	9,196
5,579,000	Bank of Communications Co. Ltd., H Shares (Banks)	4,071
933,000	BYD Co. Ltd., H Shares (Automobiles) ^	8,654
18,082,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	9,306

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
3,539,000	China Conch Venture Holdings Ltd. (Machinery)	$6,887
40,156,350	China Construction Bank Corp., H Shares (Banks)	33,312
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	758
3,780,337	China Evergrande Group (Real Estate Management & Development) (a)	13,188
2,801,000	China Life Insurance Co. Ltd., H Shares (Insurance)	8,337
2,866,000	China Machinery Engineering Corp., H Shares (Construction & Engineering)	1,790
2,742,500	China Merchants Bank Co. Ltd., H Shares (Banks)	9,638
5,561,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	4,165
1,254,000	China Resources Cement Holdings Ltd. (Construction Materials)	771
6,462,143	China Resources Power Holdings Co. Ltd. (Independent Power & Renewable Electricity Producers)	11,665
2,040,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	4,795
823,000	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	2,708
5,501,500	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	5,972
1,444,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	915
3,170,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,091
9,615,996	COSCO Pacific Ltd. (Transportation Infrastructure)	10,698
3,599,000	Country Garden Holdings Co. (Real Estate Management & Development)	5,722
1,020,000	ENN Energy Holdings Ltd. (Gas Utilities)	7,391
1,887,200	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	6,849
5,670,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	9,161
1,157,630	Hangzhou Hikvision Digital Technology Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	5,577
52,594,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	39,052
1,516,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	2,321
12,548,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing) ^(a)(c)	5,140
598,900	Midea Group Co. Ltd., Class - A (Household Durables)	3,984
49,408	NetEase, Inc., ADR (Internet Software & Services)	13,033
52,637,737	Parkson Retail Group Ltd. (Multiline Retail) ^(c)	8,895
19,214,000	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	12,175

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
4,302,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	$7,589
1,108,000	Ping An Insurance (Group) Company of China Ltd. (Insurance)	8,504
3,133,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	9,486
2,995,100	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	7,316
873,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	1,893
16,030,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	8,147
1,147,500	SOHO China Ltd. (Real Estate Management & Development)	657
1,183,700	Weifu High Technology Group Co. Ltd. (Auto Components)	2,726
1,818,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	2,260

		347,338

	Colombia — 0.14%
4,891,836	Ecopetrol SA (Oil, Gas & Consumable Fuels)	2,335

	Czech Republic — 0.25%
1,237,734	Moneta Money Bank As (Banks) (b)	4,361

	Egypt — 0.14%
526,825	Commercial International Bank Egypt SAE (Banks)	2,440

	Greece — 0.29%
416,468	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	5,035

	Hong Kong — 3.45%
2,100,000	China Everbright International Ltd. (Commercial Services & Supplies)	2,635
1,446,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	4,461
121,401	China Mobile Ltd., ADR (Wireless Telecommunication Services)	6,139
3,053,500	China Mobile Ltd. (Wireless Telecommunication Services)	30,941
1,006,000	China Resources Land Ltd. (Real Estate Management & Development)	3,078
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)	1,101
2,368,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,191
624,800	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	1,448
9,722,000	Nagacorp Ltd. (Hotels, Restaurants & Leisure)	5,899
2,184,500	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	1,457
4,500,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	916

		59,266

	Hungary — 0.45%
326,720	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	3,719
107,086	OTP Bank Nyrt PLC (Banks)	4,020

		7,739

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India — 8.60%
20,590	ACC Ltd. (Construction Materials)	$522
234,972	Adani Ports And Special Econ (Transportation Infrastructure)	1,355
319,100	Ambuja Cements Ltd. (Construction Materials)	1,302
74,400	Bajaj Auto Ltd. (Automobiles)	3,542
2,162,650	Bank of India (Banks) (a)	4,555
474,300	Bharat Pertoleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	3,423
8,842,285	Chennai Super Kings Cricket Ltd. (Media) *(a)	—
589,300	Coal India Ltd. (Oil, Gas & Consumable Fuels)	2,444
268,900	Dr. Reddy’s Laboratories Ltd., ADR (Pharmaceuticals)	9,594
179,900	GAIL India Ltd. (Gas Utilities)	1,154
295,959	HCL Technologies Ltd. (IT Services)	3,964
66,608	Hero MotoCorp Ltd. (Automobiles)	3,849
653,352	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	17,428
1,059,410	ICICI Bank Ltd. (Banks)	4,487
2,072,159	India Cements Ltd. (Construction Materials)	5,467
171,588	Infosys Ltd. (IT Services)	2,364
1,317,147	ITC Ltd. (Tobacco)	5,209
450,044	Mahindra & Mahindra Ltd. (Automobiles)	8,643
3,294,507	NTPC Ltd. (Independent Power & Renewable Electricity Producers)	8,447
980,385	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	2,566
135,533	Oil India Ltd. (Oil, Gas & Consumable Fuels)	734
2,203,812	Punjab National Bank (Banks) (a)	4,354
1,052,967	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	12,589
261,508	Rural Electrification Corp. Ltd. (Diversified Financial Services)	612
612,770	Sesa Sterlite Ltd. (Metals & Mining)	2,948
1,807,059	State Bank of India (Banks)	7,023
2,916,609	Steel Authority of India Ltd. (Metals & Mining) (a)	2,396
360,919	Tata Consultancy Services Ltd. (IT Services)	13,461
493,600	Tata Power Co. Ltd. (Electric Utilities)	588
1,200,195	Tech Mahindra Ltd. (IT Services)	8,414
1,085,500	Wipro Ltd. (IT Services)	4,658

		148,092

	Indonesia — 2.81%
3,968,277	PT Astra Agro Lestari Tbk (Food Products)	4,384
12,107,900	PT Astra International Tbk (Automobiles)	7,105
4,295,100	PT Bank Central Asia Tbk (Banks)	6,477
3,242,000	PT Bank Rakyat Indonesia Persero Tbk (Banks)	3,678
4,070,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials) (c)	5,714
2,506,800	PT Indofood Sukses Makmur Tbk (Food Products)	1,569
54,270,600	PT Kalbe Farma Tbk (Pharmaceuticals)	6,712
3,254,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	381
6,635,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	4,990
14,823,650	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	5,153

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
967,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	$2,299

		48,462

	Malaysia — 1.33%
741,500	AMMB Holdings Berhad (Banks)	766
550,387	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	322
994,100	Felda Global Ventures Holdings Berhad (Food Products)	398
2,304,300	IOI Corp. Berhad (Food Products)	2,478
174,300	Lafarge Malayan Cement Berhad (Construction Materials) (a)	279
4,029,239	Malayan Banking Berhad (Banks)	9,097
741,400	Maxis Berhad (Wireless Telecommunication Services)	1,019
744,400	Public Bank Berhad (Banks)	3,605
1,695,900	Sime Darby Berhad (Industrial Conglomerates)	3,624
454,700	UMW Holdings Berhad (Automobiles) (a)	598
448,872	UMW Oil & Gas Corp. BHD (Energy Equipment & Services) (a)	32
1,535,600	YTL Corp. Berhad (Multi-Utilities)	495
481,300	YTL Power International Berhad (Multi-Utilities)	156

		22,869

	Mexico — 3.34%
6,927,115	Alpek SAB de CV (Chemicals) (c)	7,229
5,161,500	America Movil SAB de CV (Wireless Telecommunication Services)	4,584
415,300	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	3,208
4,305,800	Compartamos SAB de CV (Consumer Finance)	6,977
1,141,900	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)	1,927
204,305	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	3,897
1,725,445	Grupo Mexico SAB de CV, Series B (Metals & Mining)	5,286
3,503,100	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	7,141
2,149,361	Mexichem SAB de CV (Chemicals)	5,668
7,056,300	Nemak SA de CV (Auto Components) (b)	6,066
240,905	Telesites SAB de CV (Diversified Telecommunication Services) (a)	186
452,720	Volaris Aviation Holding Co., ADR (Airlines) (a)	5,374

		57,543

	Netherlands — 0.28%
1,148,173	Veon Ltd., ADR (Wireless Telecommunication Services)	4,799

	Nigeria — 0.15%
23,718,312	Guaranty Trust Bank PLC (Banks)	2,646

	Peru — 1.23%
398,513	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	5,097
33,500	Credicorp Ltd. (Banks)	6,868
45,700	Credicorp Ltd. (Banks)	9,369

		21,334

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines — 1.37%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	$1,705
719,500	Aboitiz Power Corp. (Independent Power & Renewable Electricity Producers)	607
2,027,900	Alliance Global Group, Inc. (Industrial Conglomerates) (a)	640
4,014,700	DMCI Holdings, Inc. (Industrial Conglomerates)	1,233
3,631,700	Metropolitan Bank & Trust Co. (Banks)	6,185
48,400	PLDT, Inc. (Wireless Telecommunication Services)	1,590
673,130	SM Investments Corp. (Industrial Conglomerates)	11,703

		23,663

	Poland — 1.05%
15,630	Bank Handlowy w Warszawie SA (Banks)	296
372,138	Bank Pekao SA (Banks)	13,060
104,800	Energa SA (Electric Utilities)	385
278,900	Powszechny Zaklad Ubezpieczen SA (Insurance) ^	3,518
253,800	Synthos SA (Chemicals)	358
269,900	Telekomunikacja Polska SA (Diversified Telecommunication Services) (a)	391

		18,008

	Qatar — 0.24%
38,940	Doha Bank QSC (Banks)	310
136,155	Industries Qatar QSC (Industrial Conglomerates)	3,429
42,755	The Commercial Bank of Qatar QSC (Banks) (a)	342

		4,081

	Russia — 2.47%
133,192	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	7,050
181,219	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	9,609
87,399	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	3,579
54,415	Magnit PJSC (Food & Staples Retailing)	9,551
334,760	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	3,495
1,368,341	Rosneft Oil Co. (Oil, Gas & Consumable Fuels)	7,584
113,164	Severstal, Registered Shares, GDR (Metals & Mining)	1,692

		42,560

	South Africa — 6.46%
50,100	African Rainbow Minerals Ltd. (Metals & Mining)	378
191,464	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	4,296
425,106	Barclays Africa Group Ltd. (Banks)	4,367
479,189	Clicks Group Ltd. (Food & Staples Retailing)	5,597
110,600	Coronation Fund Managers Ltd. (Capital Markets)	550
137,800	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	1,251
3,080,680	FirstRand Ltd. (Diversified Financial Services)	11,845

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
1,116,666	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	$2,005
238,500	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts)	1,863
265,836	Imperial Holdings Ltd. (Distributors)	3,757
51,643	Liberty Holdings Ltd. (Insurance)	402
902,400	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	1,581
542,500	MMI Holdings Ltd. (Insurance)	695
269,939	Mondi Ltd. (Paper & Forest Products)	7,211
286,830	MTN Group Ltd. (Wireless Telecommunication Services)	2,637
307,400	Nampak Ltd. (Containers & Packaging) (a)	400
83,319	Naspers Ltd. (Media)	17,979
28,818	Novus Holdings Ltd. (Commercial Services & Supplies)	14
397,094	Pioneer Foods Group Ltd. (Food Products)	3,309
12,857,404	PPC Ltd. (Construction Materials) (a)(c)	6,005
3,370,906	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	2,664
255,600	Resilient REIT Ltd. (Equity Real Estate Investment Trusts)	2,514
216,971	Sasol Ltd. (Chemicals)	5,949
230,035	Shoprite Holdings Ltd. (Food & Staples Retailing)	3,517
388,358	Standard Bank Group Ltd. (Banks)	4,529
1,713,743	Steinhoff International Holdings N.V. (Household Durables)	7,603
613,666	The Foschini Group Ltd. (Specialty Retail)	6,157
374,200	Truworths International Ltd. (Specialty Retail)	2,136

		111,211

	South Korea — 13.68%
16,675	Amorepacific Corp. (Personal Products)	3,779
30,659	CJ Cheiljedang Corp. (Food Products)	9,491
48,970	Com2uS Corp. (Software)	5,346
51,400	Coway Co. Ltd. (Household Durables)	4,219
44,500	Daewoo International Corp. (Trading Companies & Distributors)	750
761,679	Daewoo Securities Co. Ltd. (Capital Markets)	6,539
64,293	DGB Financial Group, Inc. (Banks)	590
20,870	Dongbu Insurance Co. Ltd. (Insurance)	1,330
168,345	Doosan Bobcat, Inc. (Machinery)	5,373
6,000	Doosan Corp. (Industrial Conglomerates)	744
25,747	E-Mart Co. Ltd. (Food & Staples Retailing)	4,688
301,295	Grand Korea Leisure Co. Ltd. (Hotels, Restaurants & Leisure)	6,236
49,700	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	2,847
135,689	Hana Financial Group, Inc. (Banks)	5,611
612,164	Hanon Systems (Auto Components)	6,736
10,600	Hyosung Corp. (Chemicals)	1,347
29,641	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,173
36,385	Hyundai Mobis Co. Ltd. (Auto Components)	7,626
30,947	Hyundai Motor Co. Ltd. (Automobiles)	4,067
123,200	Industrial Bank of Korea (Banks)	1,549
109,700	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	3,353
95,158	KB Financial Group, Inc., ADR (Banks)	4,666
138,192	KB Financial Group, Inc. (Banks)	6,770

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
9,686	KCC Corp. (Building Products)	$3,168
19,030	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	689
115,781	Kia Motors Corp. (Automobiles)	3,200
106,000	Korea Life Insurance Co. Ltd. (Insurance)	634
54,564	KT&G Corp. (Tobacco)	5,027
6,700	Kumho Petro Chemical Co. Ltd. (Chemicals)	422
17,237	LG Chem Ltd. (Chemicals)	5,900
36,243	LG Corp. (Industrial Conglomerates)	2,551
194,900	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	5,200
53,190	LIG Nex1 Co. Ltd. (Aerospace & Defense)	3,382
14,361	LS Corp. (Electrical Equipment)	989
14,000	LS Industrial Systems Co. Ltd. (Electrical Equipment)	661
22,383	POSCO (Metals & Mining)	6,196
16,220	Samsung Card Co. Ltd. (Consumer Finance)	522
25,210	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	56,448
40,126	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	9,812
112,763	Samsung Techwin Co. Ltd. (Aerospace & Defense) (a)	3,269
507,701	Shinhan Financial Group Co. Ltd. (Banks)	22,301
29,052	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	5,049
4,528	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,008
284,654	Woori Bank (Banks)	4,437

		235,695

	Taiwan — 9.81%
9,329,345	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	11,416
787,971	Asia Cement Corp. (Construction Materials)	695
338,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	2,781
1,459,000	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	4,745
1,187,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	2,376
381,144	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	905
5,034,000	China Development Financial Holding Corp. (Banks)	1,511
391,000	China Motor Corp. (Automobiles)	345
1,219,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	4,201
2,939,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	2,089
438,000	CTCI Corp. (Construction & Engineering)	704
589,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,401
539,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	542
5,847,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	9,123
651,000	Giant Manufacturing Co. Ltd. (Leisure Products)	3,060
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
279,700	Highwealth Construction Corp. (Real Estate Management & Development)	$371
1,880,839	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	6,513
499,000	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	1,248
10,809,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	7,986
214,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	503
1,488,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	2,126
1,159,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	10,884
3,561,477	Mega Financial Holding Co. Ltd. (Banks)	2,784
423,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,590
1,157,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	3,003
1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2
490,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,412
2,695,000	President Enterprises Corp. (Food Products)	5,644
3,629,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	8,353
296,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	693
309,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,065
298,800	Ruentex Development Co. Ltd. (Real Estate Management & Development) (a)	274
375,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	556
2,164,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	3,462
842,400	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	4,473
2,553,200	Standard Foods Corp. (Food Products)	6,232
940,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,130
1,198,000	Taiwan Cement Corp. (Construction Materials)	1,336
286,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	370
615,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	2,190
5,075,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	36,239
138,000	Transcend Information, Inc. (Technology Hardware, Storage & Peripherals)	390
314,000	U-Ming Marine Transport Corp. (Marine)	355
569,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	981
377,000	Wan Hai Lines Ltd. (Marine)	230

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,823,595	Wistron Corp. (Technology Hardware, Storage & Peripherals)	$1,459
995,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,324
18,418,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	7,927

		169,000

	Thailand — 1.68%
275,000	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,575
1,301,400	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	7,612
216,400	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	1,211
946,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	499
538,900	BEC World Public Co. Ltd. (Media)	263
3,111,600	BTS Group Holdings Public Co. Ltd. (Road & Rail)	798
1,577,800	Central Pattana Public Co. Ltd., Registered Shares (Real Estate Management & Development)	3,691
2,982,700	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	7,806
136,600	Glow Energy Public Co. Ltd. (Independent Power & Renewable Electricity Producers)	366
888,000	Krung Thai Bank Public Co. Ltd. - NVDR (Banks)	501
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	991
634,175	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	1,703
411,000	Siam Commercial Bank Public Co. Ltd. - NVDR (Banks)	1,886

		28,902

	Turkey — 1.89%
563,511	Coca-Cola Icecek A/S (Beverages)	5,893
7,844,742	Emlak Konut Gayrimenkul Yatirim (Equity Real Estate Investment Trusts) (a)	5,903
4,381,858	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	6,374
693,800	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,506
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining) (a)	—
162,200	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	804
120,400	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	1,044
257,700	Turk Telekomunikasyon A/S (Diversified Telecommunication Services) (a)	491
1,809,358	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	6,447
1,196,704	Turkiye Halk Bankasi A/S (Banks)	4,073

		32,535

	United Arab Emirates — 0.26%
528,300	Abu Dhabi Commercial Bank PJSC (Banks)	1,021
488,800	Dubai Islamic Bank PJSC (Banks)	805

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Arab Emirates (continued)
1,724,457	Emaar Malls Group PJSC (Real Estate Management & Development)	$1,094
542,072	National Bank of Abu Dhabi (Banks)	1,507

		4,427

	United Kingdom — 1.29%
890,702	Antofagasta PLC (Metals & Mining)	11,325
188,913	Unilever PLC (Personal Products)	10,932

		22,257

	United States — 1.11%
1,722,000	AIA Group Ltd. (Insurance)	12,699
1,499,100	Samsonite International SA (Textiles, Apparel & Luxury Goods)	6,429

		19,128

	Total Common Stocks	1,585,667

	Preferred Stocks — 2.53%
	Brazil — 1.51%
695,900	Banco do Estado do Rio Grande do Sul SA – Preferred, Series B, B Shares (Banks)	3,844
2,010,912	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	5,080
173,600	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	1,538
1,620,228	Gerdau SA- Preferred – Preferred, ADR (Metals & Mining)	5,557
982,722	Randon Participacoes SA – Preferred (Machinery)	2,147
1,322,800	Suzano Papel e Celulose SA – Preferred, Class A (Paper & Forest Products)	7,686

		25,852

	Colombia — 0.04%
1,637,100	Grupo Aval Acciones y Valores SA – Preferred (Banks)	742

	India — 0.02%
2,625,080	Vedanta Ltd. — Preferred (Metals & Mining) *(a)	412

	South Korea — 0.96%
35,800	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	3,204
22,900	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	1,872
6,371	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	11,473

		16,549

	Total Preferred Stocks	43,555

	Right — 0.00%
	Malaysia — 0.00%
1,256,841	UMW Oil & Gas Corp. BHD (Energy Equipment & Services) (a)	1

	Total Right	1

Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.87%
$15,061	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 10/2/17	$15,061

	Total Time Deposit	15,061

Shares
	Exchange-Traded Fund — 0.86%
331,194	iShares MSCI Emerging Markets Index Fund ETF	14,841

	Total Exchange-Traded Fund	14,841

	Mutual Funds — 2.80%
2,409,432	Federated Treasury Obligations Fund, Institutional Shares, 0.87% ^^(d)	2,409
586	State Street Institutional Treasury Money Market Fund, 0.94% (d)	1
45,806,305	State Street Institutional Treasury Plus Money Market Fund, 0.94% (d)	45,806

	Total Mutual Funds	48,216

Principal Amount (000)
	Repurchase Agreement — 0.12%
$2,077	Jefferies LLC, 1.12%, 10/2/17 (Purchased on 9/29/17, proceeds at maturity $2,074,034 collateralized by U.S. Treasury Obligations, 1.24% – 2.97%, 5/15/18 – 8/15/46 fair value $2,118,380) ^^	2,077

	Total Repurchase Agreement	2,077

	Total Investments (cost $1,534,939) — 99.24%	1,709,418
	Other assets in excess of liabilities — 0.76%	13,037

	Net Assets — 100.00%	$1,722,455

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $8,642 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	These securities have been deemed illiquid by the Specialist Manager and represent 1.91% of the Portfolio’s net assets.

(d)	The rate disclosed is the rate in effect on September 30, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	HC Capital Solutions	Total
Common Stocks	44.16%	27.72%	—	20.18%	—	92.06%
Preferred Stocks	1.36%	0.99%	—	0.18%	—	2.53%
Right	—	0.00%	—	—	—	0.00%
Time Deposit	0.87%	—	—	—	—	0.87%
Exchange-Traded Fund	0.41%	0.45%	—	—	—	0.86%
Mutual Funds	0.03%	0.29%	2.32%	0.16%	0.00%	2.80%
Repurchase Agreement	0.02%	0.10%	—	—	—	0.12%
Other Assets (Liabilities)	0.13%	0.52%	0.12%	-0.01%	0.00%	0.76%

Total Net Assets	46.98%	30.07%	2.44%	20.51%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Mini MSCI Emerging Markets Index Future	776	12/15/17	$42,365	$42,265	$(100)

			$42,365	$42,265	$(100)

		Total Unrealized Appreciation			$—
		Total Unrealized Depreciation			(100)

		Total Net Unrealized Appreciation/(Depreciation)			$(100)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Short Contract

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	19,504	Hong Kong Dollar	152,000	State Street Corporation	10/11/17	$—

				Total Unrealized Appreciation		$—
				Total Unrealized Depreciation		—

				Total Net Unrealized Appreciation/(Depreciation)		$—

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.30%
$25	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 2/25/20 @ 100.00	1.37		12/27/22	$25
25	Ford Credit Auto Lease Trust, Series 2017-A, Class A3, Callable 10/15/19 @ 100.00	1.88		4/15/20	25
25	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, Callable 11/15/19 @ 100.00	1.33		10/15/20	25
25	Ford Credit Auto Owner Trust, Series 2016-A, Class A4, Callable 9/15/19 @ 100.00	1.60		6/15/21	25
100	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A	2.37		3/15/23	101
25	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, Callable 8/15/20 @ 100.00	2.10		9/15/22	25
43	World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.03		4/15/25	42

	Total Asset Backed Securities				268

	Collateralized Mortgage Obligations — 1.18%
50	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88		2/10/48	50
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14		2/10/48	20
25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31		4/10/49	25
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62		7/10/47	26
20	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93		2/10/47	20
25	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18		2/10/48	25
20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35		2/10/48	20
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61	(a)	6/10/46	53
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82		6/10/47	26
25	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.17	(a)	8/10/50	27
50	Fannie Mae, Series 2016-M1, Class A2	2.94	(a)	1/25/26	50
25	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98		4/25/22	25
30	Fannie Mae-ACES, Series 2014-M9, Class A2	3.10	(a)	7/25/24	31
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31		8/25/22	25
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87		12/25/21	26
14	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02		2/25/23	14
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.06	(a)	7/25/23	31
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06		12/25/24	52
19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13		6/25/21	20
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.15		11/25/25	26
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.31	(a)	5/25/23	37
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87		4/25/21	32
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25		1/25/20	21
20	GS Mortgage Securities Trust, Series 2015-GC32, Class A2	3.06		7/10/48	20
25	GS Mortgage Securities Trust, Series 2017-GS5, Class A2	3.22		3/10/50	26
18	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68		4/10/47	19
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24		8/10/46	27
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64		11/15/47	26
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80		9/15/47	26
25	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83		10/15/45	25
25	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15		3/15/48	26
25	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46		5/15/46	26
50	Morgan Stanley BAML Trust, Series 2017-C33, Class A5	3.60		5/15/50	52
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06		10/10/48	25
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85		12/10/45	30
50	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class ASB	2.93		11/15/59	50
12	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30		6/15/45	12

	Total Collateralized Mortgage Obligations				1,072

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 19.64%
$58	Fannie Mae, Pool #AS2673	2.00	5/1/29	$57
27	Fannie Mae, Pool #AS4946	2.50	5/1/30	28
57	Fannie Mae, Pool #AU1660	2.50	7/1/28	58
37	Fannie Mae, Pool #AB7391	2.50	12/1/42	36
57	Fannie Mae, Pool #AU6677	2.50	9/1/28	58
47	Fannie Mae, Pool #BC9041	2.50	11/1/31	48
88	Fannie Mae, Pool #AP4742	2.50	8/1/27	89
23	Fannie Mae, Pool #MA2789	2.50	10/1/36	23
90	Fannie Mae, Pool #MA1277	2.50	12/1/27	91
22	Fannie Mae, Pool #BE2201	2.50	12/1/31	23
57	Fannie Mae, Pool #MA1210	2.50	10/1/27	57
23	Fannie Mae, Pool #BE3032	2.50	1/1/32	24
26	Fannie Mae, Series 2015-M1, Class A2	2.53	9/25/24	26
46	Fannie Mae, Pool #AS7908	3.00	9/1/46	46
34	Fannie Mae, Pool #AU3353	3.00	8/1/43	34
108	Fannie Mae, Pool #AO0752	3.00	4/1/42	109
19	Fannie Mae, Pool #MA2416	3.00	10/1/35	19
34	Fannie Mae, Pool #MA2230	3.00	4/1/35	35
24	Fannie Mae, Pool #MA2897	3.00	2/1/37	24
15	Fannie Mae, Pool #AO7628	3.00	6/1/27	15
43	Fannie Mae, Pool #MA3662	3.00	5/20/46	44
67	Fannie Mae, Pool #AB8897	3.00	4/1/43	68
147	Fannie Mae, Pool #AQ7920	3.00	12/1/42	148
60	Fannie Mae, Pool #AB4483	3.00	2/1/27	62
83	Fannie Mae, Pool #AK0006	3.00	1/1/27	86
85	Fannie Mae, Pool #MA1307	3.00	1/1/33	87
70	Fannie Mae, Pool #MA2246	3.00	4/1/30	72
49	Fannie Mae, Pool #MA3082	3.00	7/1/47	50
91	Fannie Mae, Pool #AB7099	3.00	11/1/42	92
72	Fannie Mae, Pool #AS0302	3.00	8/1/43	73
159	Fannie Mae, Pool #AP6375	3.00	9/1/42	160
24	Fannie Mae, Pool #MA2863	3.00	1/1/47	24
29	Fannie Mae, Pool #AZ2936	3.00	9/1/45	29
20	Fannie Mae, Pool #890566	3.00	12/1/43	20
25	Fannie Mae, Pool #BD5545	3.00	10/1/46	25
48	Fannie Mae, Pool #BC9003	3.00	11/1/46	48
48	Fannie Mae, Pool #BC4764	3.00	10/1/46	48
53	Fannie Mae, Pool #AS5977	3.00	10/1/30	55
97	Fannie Mae, Pool #AS8483	3.00	12/1/46	97
24	Fannie Mae, Pool #AS8739	3.00	2/1/37	25
47	Fannie Mae, Pool #AS8276	3.00	11/1/46	48
48	Fannie Mae, Pool #BC9681	3.00	6/1/46	48
48	Fannie Mae, Pool #BD2446	3.00	1/1/47	49
46	Fannie Mae, Pool #BD5797	3.00	9/1/46	46
67	Fannie Mae, Pool #AT0682	3.00	4/1/43	67
20	Fannie Mae, Pool #MA2523	3.00	2/1/36	20
61	Fannie Mae, Pool #AY2961	3.00	5/1/45	61
67	Fannie Mae, Pool #AT2127	3.00	4/1/43	68
43	Fannie Mae, Pool #AU8932	3.00	11/1/28	44
54	Fannie Mae, Pool #AB2052	3.50	1/1/26	56
19	Fannie Mae, Pool #AJ1886	3.50	3/1/42	20
26	Fannie Mae, Pool #MA1921	3.50	6/1/34	27
38	Fannie Mae, Pool #BE1435	3.50	12/1/46	40
39	Fannie Mae, Pool #AZ0862	3.50	7/1/45	41
56	Fannie Mae, Pool #MA1059	3.50	5/1/32	59
65	Fannie Mae, Pool #MA2125	3.50	12/1/44	67
48	Fannie Mae, Pool #MA1980	3.50	8/1/44	50
31	Fannie Mae, Pool #MA2826	3.50	5/20/45	33
22	Fannie Mae, Pool #BC1074	3.50	12/1/45	22
45	Fannie Mae, Pool #BC2926	3.50	3/1/46	46
45	Fannie Mae, Pool #BA3123	3.50	2/1/46	46
19	Fannie Mae, Pool #BA1893	3.50	8/1/45	20
38	Fannie Mae, Pool #MA3105	3.50	9/20/45	40
44	Fannie Mae, Pool #MA2706	3.50	8/1/46	45
21	Fannie Mae, Pool #MA2522	3.50	2/1/46	21
110	Fannie Mae, Pool #AB6017	3.50	8/1/42	113
24	Fannie Mae, Pool #BC0443	3.50	12/1/45	25

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Fannie Mae, Pool #BD5046	3.50	2/1/47	$25
20	Fannie Mae, Pool #AS6394	3.50	12/1/45	21
47	Fannie Mae, Pool #AX9530	3.50	2/1/45	48
37	Fannie Mae, Pool #AY3377	3.50	4/1/45	38
221	Fannie Mae, Pool #AO2548	3.50	4/1/42	228
100	Fannie Mae, Pool #AQ0546	3.50	11/1/42	104
67	Fannie Mae, Pool #AL1717	3.50	5/1/27	70
166	Fannie Mae, Pool #AO8137	3.50	8/1/42	171
14	Fannie Mae, Pool #AX0103	3.50	8/1/29	15
17	Fannie Mae, Pool #AS4236	3.50	1/1/45	18
42	Fannie Mae, Pool #AS6102	3.50	11/1/45	43
43	Fannie Mae, Pool #AS7388	3.50	6/1/46	44
65	Fannie Mae, Pool #AS4771	3.50	4/1/45	68
13	Fannie Mae, Pool #AX0159	3.50	9/1/29	13
54	Fannie Mae, Pool #AS4772	3.50	4/1/45	56
18	Fannie Mae, Pool #AS5596	3.50	8/1/45	18
71	Fannie Mae, Pool #AS3133	3.50	8/1/44	74
43	Fannie Mae, Pool #AJ8476	3.50	12/1/41	45
33	Fannie Mae, Pool #AJ4867	3.50	1/1/42	34
26	Fannie Mae, Pool #AT2673	3.50	4/1/43	27
54	Fannie Mae, Pool #AC7328	4.00	12/1/39	57
39	Fannie Mae, Pool #AX7289	4.00	12/1/44	41
48	Fannie Mae, Pool #AX0841	4.00	9/1/44	50
16	Fannie Mae, Pool #AV0606	4.00	11/1/43	16
138	Fannie Mae, Pool #190405	4.00	10/1/40	146
16	Fannie Mae, Pool #AY9901	4.00	7/1/45	16
24	Fannie Mae, Pool #AS8532	4.00	12/1/46	25
74	Fannie Mae, Pool #AI1186	4.00	4/1/41	78
77	Fannie Mae, Pool #AJ5303	4.00	11/1/41	82
50	Fannie Mae, Pool #AS9314	4.00	3/1/47	53
49	Fannie Mae, Pool #AS3903	4.00	11/1/44	52
14	Fannie Mae, Pool #AZ1210	4.00	5/1/45	15
21	Fannie Mae, Pool #AZ7362	4.00	11/1/45	22
29	Fannie Mae, Pool #AS3975	4.00	12/1/44	30
34	Fannie Mae, Pool #MA0534	4.00	10/1/30	36
51	Fannie Mae, Pool #AH6242	4.00	4/1/26	53
49	Fannie Mae, Pool #AS3293	4.00	9/1/44	51
27	Fannie Mae, Pool #AU8849	4.00	11/1/43	29
56	Fannie Mae, Pool #AS3468	4.00	10/1/44	59
58	Fannie Mae, Pool #AS3467	4.00	10/1/44	61
35	Fannie Mae, Pool #AS3452	4.00	9/1/44	36
54	Fannie Mae, Pool #AH5859	4.00	2/1/41	57
53	Fannie Mae, Pool #AO2959	4.00	5/1/42	56
22	Fannie Mae, Pool #MA2415	4.00	10/1/45	23
23	Fannie Mae, Pool #BE6489	4.50	1/1/47	25
5	Fannie Mae, Pool #735646	4.50	7/1/20	6
12	Fannie Mae, Pool #829106	4.50	10/1/20	12
18	Fannie Mae, Pool #AU9017	4.50	9/1/43	19
53	Fannie Mae, Pool #AI1888	4.50	5/1/41	57
5	Fannie Mae, Pool #AB0339	4.50	1/1/20	5
15	Fannie Mae, Pool #930998	4.50	4/1/29	17
66	Fannie Mae, Pool #AE0954	4.50	2/1/41	72
21	Fannie Mae, Pool #AH7521	4.50	3/1/41	22
25	Fannie Mae, Pool #AL6567	4.50	10/1/44	27
46	Fannie Mae, Pool #AS2337	4.50	5/1/44	50
34	Fannie Mae, Pool #AA9781	4.50	7/1/24	36
72	Fannie Mae, Pool #AL1107	4.50	11/1/41	78
90	Fannie Mae, Pool #AE0217	4.50	8/1/40	97
24	Fannie Mae, Pool #AS2751	4.50	6/1/44	25
6	Fannie Mae, Pool #745278	4.50	6/1/19	6
12	Fannie Mae, Pool #890603	5.00	8/1/41	13
99	Fannie Mae, Pool #889117	5.00	10/1/35	109
28	Fannie Mae, Pool #AH5988	5.00	3/1/41	30
33	Fannie Mae, Pool #725238	5.00	3/1/34	37
14	Fannie Mae, Pool #725027	5.00	11/1/33	15
13	Fannie Mae, Pool #890221	5.50	12/1/33	14
76	Fannie Mae, Pool #725228	6.00	3/1/34	86

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$32	Fannie Mae, Pool #959451	6.00	12/1/37	$36
8	Fannie Mae, Pool #888596	6.50	7/1/37	9
31	Fannie Mae, Pool #889984	6.50	10/1/38	35
42	Fannie Mae, Pool #AE0442	6.50	1/1/39	48
26	Fannie Mae, Pool #AL0583	6.50	10/1/39	29
25	Fannie Mae, 15 YR TBA	2.50	11/25/32	25
75	Fannie Mae, 15 YR TBA	3.00	10/25/32	77
25	Fannie Mae, 15 YR TBA	3.00	11/25/32	26
150	Fannie Mae, 30 YR TBA	3.00	10/25/47	150
50	Fannie Mae, 30 YR TBA	3.50	11/25/47	51
250	Fannie Mae, 30 YR TBA	3.50	10/25/47	257
250	Fannie Mae, 30 YR TBA	4.00	10/25/47	262
25	Fannie Mae, 30 YR TBA	4.00	11/25/47	26
25	Fannie Mae, 30 YR TBA	4.50	11/25/46	27
49	Freddie Mac, Pool #J25686	2.00	9/1/28	48
57	Freddie Mac, Pool #G18470	2.50	6/1/28	58
57	Freddie Mac, Pool #G18485	2.50	10/1/28	58
56	Freddie Mac, Pool #G18475	2.50	8/1/28	57
105	Freddie Mac, Pool #G18459	2.50	3/1/28	106
20	Freddie Mac, Pool #G07445	2.50	7/1/43	19
47	Freddie Mac, Pool #J35896	2.50	12/1/31	47
24	Freddie Mac, Pool #G18635	2.50	3/1/32	24
35	Freddie Mac, Pool #Q20542	3.00	7/1/43	35
162	Freddie Mac, Pool #C09035	3.00	4/1/43	164
29	Freddie Mac, Pool #G18531	3.00	11/1/29	30
22	Freddie Mac, Pool #G18601	3.00	5/1/31	23
44	Freddie Mac, Pool #J31327	3.00	4/1/30	46
44	Freddie Mac, Pool #J25193	3.00	8/1/23	45
139	Freddie Mac, Pool #G08537	3.00	7/1/43	140
41	Freddie Mac, Pool #G15145	3.00	7/1/29	42
30	Freddie Mac, Pool #K90311	3.00	4/1/33	31
35	Freddie Mac, Pool #Q20138	3.00	7/1/43	35
25	Freddie Mac, Pool #Q44452	3.00	11/1/46	25
75	Freddie Mac, Pool #G08524	3.00	3/1/43	76
75	Freddie Mac, Pool #G08631	3.00	3/1/45	76
34	Freddie Mac, Pool #J15438	3.00	5/1/21	35
48	Freddie Mac, Pool #G08737	3.00	12/1/46	48
24	Freddie Mac, Pool #G08732	3.00	11/1/46	24
24	Freddie Mac, Pool #C91924	3.00	4/1/37	25
17	Freddie Mac, Pool #C91809	3.00	2/1/35	17
78	Freddie Mac, Pool #G08635	3.00	4/1/45	79
49	Freddie Mac, Pool #G08750	3.00	3/1/47	49
97	Freddie Mac, Pool #G08741	3.00	1/1/47	97
14	Freddie Mac, Pool #G18518	3.00	7/1/29	15
41	Freddie Mac, Pool #G08680	3.00	12/1/45	42
45	Freddie Mac, Pool #C91709	3.00	6/1/33	46
43	Freddie Mac, Pool #Q43933	3.50	10/1/46	44
49	Freddie Mac, Pool #C91456	3.50	6/1/32	51
56	Freddie Mac, Pool #Q09896	3.50	8/1/42	58
16	Freddie Mac, Pool #J30284	3.50	11/1/29	17
28	Freddie Mac, Pool #J13919	3.50	12/1/20	29
24	Freddie Mac, Pool #Q40395	3.50	5/1/46	25
51	Freddie Mac, Pool #Q18101	3.50	5/1/43	53
23	Freddie Mac, Pool #Q20614	3.50	8/1/43	24
59	Freddie Mac, Pool #C03759	3.50	2/1/42	61
25	Freddie Mac, Pool #J14069	3.50	1/1/26	27
137	Freddie Mac, Pool #G08636	3.50	4/1/45	142
78	Freddie Mac, Pool #G08681	3.50	12/1/45	80
68	Freddie Mac, Pool #G08554	3.50	10/1/43	70
44	Freddie Mac, Pool #G08698	3.50	3/1/46	45
42	Freddie Mac, Pool #G08687	3.50	1/1/46	44
22	Freddie Mac, Pool #G08702	3.50	4/1/46	23
40	Freddie Mac, Pool #G08693	3.50	3/1/46	41
120	Freddie Mac, Pool #G08495	3.50	6/1/42	125
21	Freddie Mac, Pool #G08623	3.50	1/1/45	22
19	Freddie Mac, Pool #G08627	3.50	2/1/45	20
71	Freddie Mac, Pool #G08667	3.50	9/1/45	74

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Freddie Mac, Pool #G08757	3.50	4/1/47	$25
16	Freddie Mac, Pool #G11690	4.00	2/1/20	17
45	Freddie Mac, Pool #G08669	4.00	9/1/45	48
21	Freddie Mac, Pool #C91395	4.00	9/1/31	23
88	Freddie Mac, Pool #G08601	4.00	8/1/44	93
5	Freddie Mac, Pool #J06163	4.00	1/1/20	5
80	Freddie Mac, Pool #G08637	4.00	4/1/45	84
54	Freddie Mac, Pool #G06506	4.00	12/1/40	57
44	Freddie Mac, Pool #G08567	4.00	1/1/44	46
29	Freddie Mac, Pool #Q25809	4.00	4/1/44	30
42	Freddie Mac, Pool #A96286	4.00	1/1/41	45
59	Freddie Mac, Pool #Q24955	4.00	2/1/44	62
31	Freddie Mac, Pool #G08563	4.00	1/1/44	33
55	Freddie Mac, Pool #G08606	4.00	9/1/44	58
20	Freddie Mac, Pool #C09059	4.50	3/1/44	21
9	Freddie Mac, Pool #J10406	4.50	8/1/24	10
48	Freddie Mac, Pool #G18303	4.50	3/1/24	51
11	Freddie Mac, Pool #C90686	4.50	6/1/23	12
67	Freddie Mac, Pool #A97692	4.50	3/1/41	72
50	Freddie Mac, Pool #G01890	4.50	10/1/35	53
39	Freddie Mac, Pool #Q22671	4.50	11/1/43	41
31	Freddie Mac, Pool #Q04294	4.50	11/1/41	33
51	Freddie Mac, Pool #A97186	4.50	3/1/41	55
32	Freddie Mac, Pool #Q03305	4.50	9/1/41	35
30	Freddie Mac, Pool #G01962	5.00	12/1/35	33
25	Freddie Mac, Pool #G08341	5.00	4/1/39	28
23	Freddie Mac, Pool #G04913	5.00	3/1/38	25
30	Freddie Mac, Pool #G04817	5.00	9/1/38	32
54	Freddie Mac, Pool #C01598	5.00	8/1/33	59
33	Freddie Mac, Pool #G05904	5.00	9/1/39	36
147	Freddie Mac, Pool #G01665	5.50	3/1/34	164
6	Freddie Mac, Pool #C90989	6.00	9/1/26	6
16	Freddie Mac, Pool #G03616	6.00	12/1/37	18
60	Freddie Mac, Pool #G02794	6.00	5/1/37	68
25	Freddie Mac, Gold 15 YR TBA	2.50	10/15/32	25
50	Freddie Mac, Gold 15 YR TBA	3.00	10/15/32	51
200	Freddie Mac, Gold 30 YR TBA	3.00	10/15/47	200
25	Freddie Mac, Gold 30 YR TBA, Pool #005193	3.00	11/15/47	25
250	Freddie Mac, Gold 30 YR TBA	3.50	10/15/47	257
50	Freddie Mac, Gold 30 YR TBA	3.50	11/15/47	51
25	Freddie Mac, Gold 30 YR TBA	4.00	11/15/47	26
175	Freddie Mac, Gold 30 YR TBA	4.00	10/15/46	183
19	Government National Mortgage Association, Pool #G25339	2.50	3/20/27	19
20	Government National Mortgage Association, Pool #777254	2.50	3/15/43	19
24	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	24
24	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	25
12	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	12
13	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	13
60	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	62
54	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	56
40	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	41
23	Government National Mortgage Association, Pool #626911	3.00	2/15/45	23
39	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	39
60	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	61
28	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	28
63	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	64
103	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	105
54	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	55
56	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	57
37	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	38
48	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	49
24	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	25
26	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	27
63	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	65
21	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	21
38	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	39
22	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	22

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$31	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	$31
48	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	50
149	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	156
23	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	24
47	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	49
24	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	25
17	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	18
48	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	50
43	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	45
50	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	52
20	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	21
86	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	90
43	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	44
20	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	21
159	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	166
37	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	39
36	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	37
40	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	42
11	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	12
37	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	39
44	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	46
19	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	20
25	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	26
50	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	52
39	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	41
26	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	27
25	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	26
55	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	59
87	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	92
34	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	36
28	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	29
38	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	40
25	Government National Mortgage Association, Pool #MA2372	4.00	11/20/44	27
28	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	30
14	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	15
28	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	30
23	Government National Mortgage Association, Pool #770602	4.00	9/15/41	24
25	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	27
10	Government National Mortgage Association, Pool #AD2781	4.00	10/15/43	11
21	Government National Mortgage Association, Pool #AL7545	4.00	4/15/45	23
17	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	18
16	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	17
25	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	26
86	Government National Mortgage Association, Pool #5139	4.00	8/20/41	91
19	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	20
31	Government National Mortgage Association, Pool #738710	4.00	9/15/41	33
27	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	29
24	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	25
25	Government National Mortgage Association, Pool #738906	4.50	10/15/41	27
55	Government National Mortgage Association, Pool #721760	4.50	8/15/40	60
27	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	29
11	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	12
94	Government National Mortgage Association, Pool #737310	4.50	8/15/40	103
29	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	31
21	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	23
122	Government National Mortgage Association, Pool #4801	4.50	9/20/40	131
85	Government National Mortgage Association, Pool #4559	5.00	10/20/39	93
40	Government National Mortgage Association, Pool #697946	5.00	3/15/39	44
26	Government National Mortgage Association, Pool #697974	5.00	6/15/40	28
43	Government National Mortgage Association, Pool #510835	5.50	2/15/35	48
26	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	29
26	Government National Mortgage Association, Pool #4222	6.00	8/20/38	29
43	Government National Mortgage Association, Pool #781959	6.00	7/15/35	49
3	Government National Mortgage Association, Pool #582199	6.50	1/15/32	3
500	Government National Mortgage Association, 30 YR TBA	3.00	10/20/47	506
650	Government National Mortgage Association, 30 YR TBA	3.50	10/20/47	675
25	Government National Mortgage Association, 30 YR TBA	4.00	11/20/47	26

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$150	Government National Mortgage Association, 30 YR TBA	4.00		10/20/47	$158
25	Government National Mortgage Association, 30 YR TBA	4.50		10/20/47	27

	Total U.S. Government Agency Mortgages				17,759

	U.S. Government Agency Securities — 1.60%
50	Fannie Mae	0.88		8/2/19	49
25	Fannie Mae	1.00		8/28/19	25
50	Fannie Mae	1.00		10/24/19	49
25	Fannie Mae	1.13		7/26/19	25
25	Fannie Mae, Callable 12/9/17 @ 100.00	1.13		9/9/19	25
65	Fannie Mae	1.25		5/6/21	64
60	Fannie Mae	1.50		6/22/20	60
60	Fannie Mae	1.63		11/27/18	60
50	Fannie Mae, Callable 10/27/17 @ 100.00	1.70		1/27/20	50
25	Fannie Mae	1.82	(b)(c)	10/9/19	24
30	Fannie Mae	5.63		7/15/37	41
50	Fannie Mae	6.25		5/15/29	67
20	Fannie Mae	6.63		11/15/30	28
50	Federal Home Loan Bank	0.88		10/1/18	50
50	Federal Home Loan Bank	1.13		6/21/19	50
25	Federal Home Loan Bank	1.13		7/14/21	24
100	Federal Home Loan Bank	1.38		2/18/21	99
60	Federal Home Loan Bank	1.38		11/15/19	60
25	Federal Home Loan Bank	1.75		12/14/18	25
25	Federal Home Loan Bank	2.13		3/10/23	25
20	Federal Home Loan Bank	4.13		3/13/20	21
15	Federal Home Loan Bank	5.63		6/11/21	17
25	Financing Corp., Series E	9.65		11/2/18	27
100	Freddie Mac	0.88		10/12/18	100
80	Freddie Mac	1.25		10/2/19	80
25	Freddie Mac	1.38		5/1/20	25
20	Freddie Mac	1.40		8/22/19	20
25	Freddie Mac	1.75		5/30/19	25
40	Freddie Mac	2.38		1/13/22	41
15	Freddie Mac	6.25		7/15/32	21
25	Freddie Mac	6.75		3/15/31	36
5	Tennessee Valley Authority	3.50		12/15/42	5
55	Tennessee Valley Authority	5.25		9/15/39	72
20	Tennessee Valley Authority	5.88		4/1/36	28
20	Tennessee Valley Authority, Series E	6.75		11/1/25	26

	Total U.S. Government Agency Securities				1,444

	Corporate Bonds — 31.98%
110	Abbott Laboratories (Health Care Equipment & Supplies), Callable 9/30/23 @ 100.00	3.40		11/30/23	113
230	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75		11/30/26	235
210	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50		5/14/35	225
130	American Express Co. (Consumer Finance), Callable 7/1/22 @ 100.00	2.50		8/1/22	130
130	American Express Credit Corp., MTN (Consumer Finance), Callable 1/31/22 @ 100.00	2.70		3/3/22	132
70	Ameriprise Financial, Inc. (Capital Markets)	3.70		10/15/24	73
295	Ameriprise Financial, Inc. (Capital Markets)	4.00		10/15/23	315
95	Amgen, Inc. (Biotechnology), Callable 4/11/22 @ 100.00	2.65		5/11/22	96
155	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13		5/1/25	156
70	Amgen, Inc. (Biotechnology), Callable 2/22/24 @ 100.00	3.63		5/22/24	73
100	Amgen, Inc. (Biotechnology), Callable 8/15/21 @ 100.00	3.88		11/15/21	106
160	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90		12/15/25	168
270	Anheuser-Busch InBev Finance (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	307
350	Anheuser-Busch InBev N.V. (Beverages), Callable 11/1/25 @ 100.00	3.65		2/1/26	363
325	Anthem, Inc. (Health Care Providers & Services)	3.13		5/15/22	332
120	Archer-Daniels-Midland Co. (Food Products)	4.02		4/16/43	123
235	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45		4/1/24	250
315	AT&T, Inc. (Diversified Telecommunication Services)	5.35		9/1/40	331
80	AT&T, Inc. (Diversified Telecommunication Services)	5.55		8/15/41	86
40	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	42

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$250	Atmos Energy Corp. (Gas Utilities)	8.50	3/15/19	$273
330	Bank of America Corp., MTN (Banks)	3.30	1/11/23	338
885	Bank of America Corp., MTN (Banks)	3.88	8/1/25	927
110	Bank One Corp. (Banks)	8.00	4/29/27	147
35	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	38
50	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	50
155	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	150
100	Bunge Limited Finance Corp. (Food Products)	8.50	6/15/19	110
700	Capital One Bank USA, Series BKNT (Consumer Finance), Callable 1/13/19 @ 100.00	2.25	2/13/19	702
15	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	15
55	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	59
80	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	100
210	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	213
420	Citigroup, Inc. (Banks)	3.40	5/1/26	421
360	Citigroup, Inc. (Banks)	4.50	1/14/22	387
250	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	259
170	Comcast Corp. (Media)	4.75	3/1/44	190
235	Comcast Corp. (Media)	6.45	3/15/37	314
235	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	315
30	Consolidated Edison Company of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	42
245	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	268
260	CSX Corp. (Road & Rail)	6.22	4/30/40	337
555	CVS Health Corp. (Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	556
95	CVS Health Corp. (Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	105
170	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	180
35	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/22 @ 100.00	3.25	5/15/22	35
40	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	42
213	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	233
300	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	306
620	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	656
110	Dow Chemical Co. (The) (Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	114
15	Dow Chemical Co. (The) (Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	17
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	38
100	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	123
100	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	105
334	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	359
250	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	252
100	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	112
255	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	258
190	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	198
283	General Motors Co. (Automobiles)	3.50	10/2/18	288
106	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	114
70	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	96
475	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	482
530	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	582
325	International Business Machines Corp. (IT Services)	3.63	2/12/24	341
125	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	153
45	Interpublic Group of Companies, Inc. (Media)	4.00	3/15/22	47
250	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	263
65	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	74
810	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	816
50	JPMorgan Chase & Co. (Banks)	3.63	5/13/24	52
15	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	16

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$60	Lincoln National Corp. (Insurance)	4.85		6/24/21	$65
105	Lincoln National Corp. (Insurance)	7.00		6/15/40	140
25	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/22 @ 100.00	3.10		1/15/23	26
185	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50		5/15/36	202
85	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88		3/15/44	92
115	Medtronic, Inc. (Health Care Equipment & Supplies)	4.38		3/15/35	127
65	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63		3/15/44	73
10	MetLife, Inc. (Insurance)	3.00		3/1/25	10
75	MetLife, Inc. (Insurance)	6.50		12/15/32	97
340	Microsoft Corp. (Software), Callable 5/3/35 @ 100.00	4.20		11/3/35	377
115	Microsoft Corp. (Software), Callable 8/6/46 @ 100.00	4.25		2/6/47	127
431	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13		4/1/36	552
525	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95		2/7/24	530
350	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00		8/1/23	371
135	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	157
215	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20		9/16/26	213
270	Oracle Corp. (Software)	6.50		4/15/38	371
130	Philip Morris International, Inc. (Tobacco)	2.90		11/15/21	133
250	PNC Bank NA (Banks), Callable 10/6/20 @ 100.00	2.45		11/5/20	252
150	PNC Financial Services Group, Inc. (Banks)	2.85	(d)	11/9/22	152
75	Procter & Gamble Co. (The) (Household Products)	9.36		1/1/21	84
175	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	221
105	Prudential Financial, Inc. (Insurance)	6.20		11/15/40	136
185	Reed Elsevier N.V. (Professional Services)	8.63		1/15/19	200
130	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	132
35	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13		11/15/22	35
25	Ryder System, Inc. (Road & Rail), Callable 8/1/21 @ 100.00	2.25		9/1/21	25
165	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80		3/1/22	166
90	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15		9/15/24	92
55	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00		11/15/26	54
201	Southwest Airlines Co. 2007-1 Trust (Airlines)	6.15		8/1/22	221
255	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	257
215	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	202
345	SunTrust Banks, Inc. (Banks), Callable 2/3/21 @ 100.00	2.90		3/3/21	351
320	TC Pipelines LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38		3/13/25	335
455	The Dow Chemical Co. (Chemicals)	8.55		5/15/19	502
120	The Home Depot, Inc. (Specialty Retail)	5.88		12/16/36	156
25	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85		8/1/23	26
185	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13		6/1/24	186
50	The Sherwin-Williams Co. (Chemicals), Callable 3/1/27 @ 100.00	3.45		6/1/27	50
200	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	267
175	Thermo Fisher Scientific (Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00		4/15/23	178
245	Thermo Fisher Scientific (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15		2/1/24	261
140	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30		1/12/22	146
115	Twenty-First Century Fox, Inc. (Media), Callable 3/15/44 @ 100.00	4.75		9/15/44	123
270	Twenty-First Century Fox, Inc. (Media)	6.20		12/15/34	335
135	United Parcel Service, Inc. (Air Freight & Logistics)	6.20		1/15/38	183
40	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	43
100	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88		2/15/38	142
145	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	183
40	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25		8/15/22	41
195	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50		2/1/25	195

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$105	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	$105
715	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	802
95	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	106
300	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	386
100	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	101
610	Wells Fargo & Co. (Banks)	3.00	2/19/25	605
350	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	376
250	WestRock Co. (Containers & Packaging)	4.90	3/1/22	272
55	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	77
130	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	181

	Total Corporate Bonds			28,930

	U.S. Treasury Obligations — 33.44%
247	U.S. Treasury Bond	2.25	8/15/46	217
195	U.S. Treasury Bond	2.50	2/15/45	182
175	U.S. Treasury Bond	2.50	5/15/46	163
160	U.S. Treasury Bond	2.50	2/15/46	149
95	U.S. Treasury Bond	2.75	8/15/47	93
69	U.S. Treasury Bond	2.75	11/15/42	68
68	U.S. Treasury Bond	2.75	8/15/42	67
120	U.S. Treasury Bond	2.88	8/15/45	120
155	U.S. Treasury Bond	2.88	5/15/43	156
190	U.S. Treasury Bond	2.88	11/15/46	191
135	U.S. Treasury Bond	3.00	2/15/47	139
210	U.S. Treasury Bond	3.00	11/15/44	216
100	U.S. Treasury Bond	3.00	5/15/47	103
160	U.S. Treasury Bond	3.00	5/15/45	165
175	U.S. Treasury Bond	3.00	11/15/45	180
24	U.S. Treasury Bond	3.00	5/15/42	25
72	U.S. Treasury Bond	3.13	2/15/42	76
150	U.S. Treasury Bond	3.13	2/15/43	158
210	U.S. Treasury Bond	3.13	8/15/44	221
70	U.S. Treasury Bond	3.13	11/15/41	74
220	U.S. Treasury Bond	3.38	5/15/44	242
50	U.S. Treasury Bond	3.50	2/15/39	56
135	U.S. Treasury Bond	3.63	8/15/43	155
190	U.S. Treasury Bond	3.63	2/15/44	218
53	U.S. Treasury Bond	3.75	8/15/41	62
185	U.S. Treasury Bond	3.75	11/15/43	217
55	U.S. Treasury Bond	3.88	8/15/40	65
100	U.S. Treasury Bond	4.25	11/15/40	125
14	U.S. Treasury Bond	4.25	5/15/39	18
60	U.S. Treasury Bond	4.38	5/15/40	76
35	U.S. Treasury Bond	4.38	5/15/41	45
25	U.S. Treasury Bond	4.38	2/15/38	32
90	U.S. Treasury Bond	4.38	11/15/39	114
25	U.S. Treasury Bond	4.50	8/15/39	32
20	U.S. Treasury Bond	4.50	5/15/38	26
10	U.S. Treasury Bond	4.50	2/15/36	13
70	U.S. Treasury Bond	4.63	2/15/40	92
80	U.S. Treasury Bond	4.75	2/15/37	106
70	U.S. Treasury Bond	4.75	2/15/41	94
45	U.S. Treasury Bond	5.00	5/15/37	61
30	U.S. Treasury Bond	5.25	2/15/29	39
30	U.S. Treasury Bond	5.25	11/15/28	38
80	U.S. Treasury Bond	5.38	2/15/31	107
25	U.S. Treasury Bond	6.00	2/15/26	32
25	U.S. Treasury Bond	6.13	8/15/29	35
35	U.S. Treasury Bond	6.13	11/15/27	47
70	U.S. Treasury Bond	6.25	5/15/30	99
15	U.S. Treasury Bond	6.50	11/15/26	20
17	U.S. Treasury Bond	7.50	11/15/24	23
15	U.S. Treasury Bond	7.63	2/15/25	21

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$40	U.S. Treasury Bond	8.00	11/15/21	$50
180	U.S. Treasury Note	0.75	2/15/19	178
65	U.S. Treasury Note	0.75	7/15/19	64
65	U.S. Treasury Note	0.75	10/31/18	65
125	U.S. Treasury Note	0.75	8/15/19	123
45	U.S. Treasury Note	0.88	9/15/19	44
45	U.S. Treasury Note	0.88	7/31/19	45
135	U.S. Treasury Note	0.88	4/15/19	134
85	U.S. Treasury Note	0.88	6/15/19	84
45	U.S. Treasury Note	0.88	10/15/18	45
85	U.S. Treasury Note	0.88	5/15/19	84
67	U.S. Treasury Note	1.00	8/31/19	66
65	U.S. Treasury Note	1.00	3/15/19	65
180	U.S. Treasury Note	1.00	10/15/19	178
130	U.S. Treasury Note	1.00	11/15/19	129
95	U.S. Treasury Note	1.00	9/30/19	94
35	U.S. Treasury Note	1.00	6/30/19	35
85	U.S. Treasury Note	1.00	11/30/18	85
110	U.S. Treasury Note	1.00	11/30/19	109
150	U.S. Treasury Note	1.13	7/31/21	146
110	U.S. Treasury Note	1.13	2/28/19	110
70	U.S. Treasury Note	1.13	4/30/20	69
60	U.S. Treasury Note	1.13	5/31/19	60
225	U.S. Treasury Note	1.13	6/30/21	220
65	U.S. Treasury Note	1.13	1/15/19	65
80	U.S. Treasury Note	1.13	9/30/21	78
65	U.S. Treasury Note	1.13	3/31/20	64
65	U.S. Treasury Note	1.13	12/31/19	64
120	U.S. Treasury Note	1.13	2/28/21	118
80	U.S. Treasury Note	1.13	1/31/19	80
225	U.S. Treasury Note	1.13	8/31/21	219
105	U.S. Treasury Note	1.25	8/31/19	105
180	U.S. Treasury Note	1.25	12/15/18	180
220	U.S. Treasury Note	1.25	3/31/21	216
140	U.S. Treasury Note	1.25	10/31/21	137
105	U.S. Treasury Note	1.25	5/31/19	105
190	U.S. Treasury Note	1.25	1/31/20	189
180	U.S. Treasury Note	1.25	11/15/18	180
75	U.S. Treasury Note	1.25	11/30/18	75
210	U.S. Treasury Note	1.25	10/31/18	210
105	U.S. Treasury Note	1.25	6/30/19	105
110	U.S. Treasury Note	1.25	3/31/19	110
95	U.S. Treasury Note	1.25	7/31/23	91
50	U.S. Treasury Note	1.25	10/31/19	50
85	U.S. Treasury Note	1.25	12/31/18	85
95	U.S. Treasury Note	1.25	1/31/19	95
145	U.S. Treasury Note	1.25	2/29/20	144
90	U.S. Treasury Note	1.25	4/30/19	90
220	U.S. Treasury Note	1.38	4/30/21	217
165	U.S. Treasury Note	1.38	1/31/21	163
140	U.S. Treasury Note	1.38	2/15/20	139
225	U.S. Treasury Note	1.38	8/31/20	223
65	U.S. Treasury Note	1.38	2/28/19	65
51	U.S. Treasury Note	1.38	12/31/18	51
110	U.S. Treasury Note	1.38	2/29/20	110
175	U.S. Treasury Note	1.38	1/31/20	174
110	U.S. Treasury Note	1.38	8/31/23	106
105	U.S. Treasury Note	1.38	7/31/19	105
100	U.S. Treasury Note	1.38	9/15/20	99
100	U.S. Treasury Note	1.38	5/31/20	99
75	U.S. Treasury Note	1.38	1/15/20	75
105	U.S. Treasury Note	1.38	9/30/19	105
115	U.S. Treasury Note	1.38	3/31/20	114
25	U.S. Treasury Note	1.38	11/30/18	25
200	U.S. Treasury Note	1.38	9/30/23	192
225	U.S. Treasury Note	1.38	9/30/20	223
170	U.S. Treasury Note	1.38	6/30/23	164

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$220	U.S. Treasury Note	1.38	5/31/21	$217
105	U.S. Treasury Note	1.38	10/31/20	104
135	U.S. Treasury Note	1.38	4/30/20	134
75	U.S. Treasury Note	1.38	12/15/19	75
80	U.S. Treasury Note	1.50	1/31/22	79
84	U.S. Treasury Note	1.50	3/31/23	82
225	U.S. Treasury Note	1.50	11/30/19	225
100	U.S. Treasury Note	1.50	5/15/20	100
120	U.S. Treasury Note	1.50	1/31/19	120
100	U.S. Treasury Note	1.50	7/15/20	100
100	U.S. Treasury Note	1.50	8/15/20	100
101	U.S. Treasury Note	1.50	2/28/19	101
95	U.S. Treasury Note	1.50	10/31/19	95
165	U.S. Treasury Note	1.50	5/31/19	165
215	U.S. Treasury Note	1.50	12/31/18	215
265	U.S. Treasury Note	1.50	8/15/26	248
100	U.S. Treasury Note	1.50	4/15/20	100
225	U.S. Treasury Note	1.50	5/31/20	224
100	U.S. Treasury Note	1.50	6/15/20	100
15	U.S. Treasury Note	1.50	3/31/19	15
160	U.S. Treasury Note	1.50	2/28/23	156
187	U.S. Treasury Note	1.63	11/15/22	184
110	U.S. Treasury Note	1.63	7/31/20	110
345	U.S. Treasury Note	1.63	5/15/26	326
100	U.S. Treasury Note	1.63	6/30/20	100
220	U.S. Treasury Note	1.63	3/31/19	221
175	U.S. Treasury Note	1.63	8/15/22	173
150	U.S. Treasury Note	1.63	4/30/19	150
100	U.S. Treasury Note	1.63	10/31/23	97
110	U.S. Treasury Note	1.63	12/31/19	110
165	U.S. Treasury Note	1.63	5/31/23	161
100	U.S. Treasury Note	1.63	3/15/20	100
150	U.S. Treasury Note	1.63	7/31/19	150
225	U.S. Treasury Note	1.63	6/30/19	226
135	U.S. Treasury Note	1.63	8/31/22	133
100	U.S. Treasury Note	1.63	11/30/20	100
165	U.S. Treasury Note	1.63	8/31/19	165
100	U.S. Treasury Note	1.63	4/30/23	98
255	U.S. Treasury Note	1.63	2/15/26	242
110	U.S. Treasury Note	1.75	9/30/22	109
130	U.S. Treasury Note	1.75	11/30/21	130
40	U.S. Treasury Note	1.75	10/31/18	40
80	U.S. Treasury Note	1.75	1/31/23	79
225	U.S. Treasury Note	1.75	12/31/20	225
145	U.S. Treasury Note	1.75	10/31/20	145
165	U.S. Treasury Note	1.75	9/30/19	166
90	U.S. Treasury Note	1.75	5/15/22	89
140	U.S. Treasury Note	1.75	6/30/22	139
140	U.S. Treasury Note	1.75	5/31/22	139
164	U.S. Treasury Note	1.75	5/15/23	162
115	U.S. Treasury Note	1.75	4/30/22	114
185	U.S. Treasury Note	1.75	2/28/22	184
205	U.S. Treasury Note	1.75	3/31/22	204
105	U.S. Treasury Note	1.88	6/30/20	106
225	U.S. Treasury Note	1.88	3/31/22	225
145	U.S. Treasury Note	1.88	2/28/22	145
90	U.S. Treasury Note	1.88	9/30/22	90
85	U.S. Treasury Note	1.88	5/31/22	85
125	U.S. Treasury Note	1.88	4/30/22	125
105	U.S. Treasury Note	1.88	1/31/22	105
125	U.S. Treasury Note	1.88	10/31/22	125
160	U.S. Treasury Note	1.88	7/31/22	160
85	U.S. Treasury Note	1.88	8/31/22	85
110	U.S. Treasury Note	1.88	11/30/21	110
100	U.S. Treasury Note	2.00	2/15/22	101
300	U.S. Treasury Note	2.00	2/15/25	295
50	U.S. Treasury Note	2.00	7/31/20	51

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$280	U.S. Treasury Note	2.00	11/15/26	$273
115	U.S. Treasury Note	2.00	5/31/24	114
145	U.S. Treasury Note	2.00	11/15/21	146
80	U.S. Treasury Note	2.00	8/31/21	81
95	U.S. Treasury Note	2.00	7/31/22	95
120	U.S. Treasury Note	2.00	4/30/24	119
70	U.S. Treasury Note	2.00	10/31/21	70
100	U.S. Treasury Note	2.00	2/28/21	101
295	U.S. Treasury Note	2.00	8/15/25	289
170	U.S. Treasury Note	2.00	2/15/23	170
200	U.S. Treasury Note	2.00	11/30/22	200
110	U.S. Treasury Note	2.00	12/31/21	111
65	U.S. Treasury Note	2.00	9/30/20	66
140	U.S. Treasury Note	2.00	5/31/21	141
150	U.S. Treasury Note	2.00	6/30/24	149
60	U.S. Treasury Note	2.00	11/30/20	61
90	U.S. Treasury Note	2.13	6/30/22	91
80	U.S. Treasury Note	2.13	8/31/20	81
70	U.S. Treasury Note	2.13	6/30/21	71
120	U.S. Treasury Note	2.13	8/15/21	121
115	U.S. Treasury Note	2.13	2/29/24	115
65	U.S. Treasury Note	2.13	9/30/21	66
135	U.S. Treasury Note	2.13	3/31/24	135
115	U.S. Treasury Note	2.13	7/31/24	115
105	U.S. Treasury Note	2.13	12/31/21	106
135	U.S. Treasury Note	2.13	1/31/21	137
150	U.S. Treasury Note	2.13	12/31/22	151
315	U.S. Treasury Note	2.13	5/15/25	312
115	U.S. Treasury Note	2.13	9/30/24	115
90	U.S. Treasury Note	2.13	11/30/23	90
335	U.S. Treasury Note	2.25	11/15/25	334
140	U.S. Treasury Note	2.25	7/31/21	142
180	U.S. Treasury Note	2.25	8/15/27	179
80	U.S. Treasury Note	2.25	3/31/21	81
90	U.S. Treasury Note	2.25	1/31/24	91
140	U.S. Treasury Note	2.25	4/30/21	142
225	U.S. Treasury Note	2.25	2/15/27	224
180	U.S. Treasury Note	2.25	12/31/23	182
290	U.S. Treasury Note	2.25	11/15/24	290
205	U.S. Treasury Note	2.38	5/15/27	206
130	U.S. Treasury Note	2.38	12/31/20	133
255	U.S. Treasury Note	2.38	8/15/24	258
190	U.S. Treasury Note	2.50	5/15/24	194
197	U.S. Treasury Note	2.50	8/15/23	202
160	U.S. Treasury Note	2.63	8/15/20	165
225	U.S. Treasury Note	2.63	11/15/20	232
235	U.S. Treasury Note	2.75	11/15/23	244
210	U.S. Treasury Note	2.75	2/15/24	218
85	U.S. Treasury Note	2.75	2/15/19	87
100	U.S. Treasury Note	3.13	5/15/19	103
145	U.S. Treasury Note	3.13	5/15/21	152
100	U.S. Treasury Note	3.50	5/15/20	105
160	U.S. Treasury Note	3.63	2/15/20	168
140	U.S. Treasury Note	3.63	8/15/19	146
90	U.S. Treasury Note	3.75	11/15/18	92

	Total U.S. Treasury Obligations			30,255

	Yankee Dollars — 5.72%
115	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	140
25	Bank of Nova Scotia (Banks)	1.85	4/14/20	25
200	Barclays PLC (Banks)	3.20	8/10/21	203
60	BHP Billiton Ltd. (Metals & Mining)	5.00	9/30/43	71
340	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	3.54	11/4/24	351
164	British Telecommunications PLC (Diversified Telecommunication Services)	9.13	12/15/30	248
155	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95	1/15/23	154

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$90	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	$93
70	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	71
370	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	399
25	Canadian Pacific Railway Co. (Road & Rail)	7.25		5/15/19	27
125	Deutsche Telekom International Finance BV (Diversified Financial Services)	8.75	(d)	6/15/30	183
90	HSBC Holdings PLC (Banks)	4.00		3/30/22	95
330	HSBC Holdings PLC (Banks)	5.10		4/5/21	358
120	HSBC Holdings PLC (Banks)	6.80		6/1/38	164
105	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	120
210	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	274
160	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	169
10	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	10
341	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/19 @ 100.00	5.00		4/15/19	355
125	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	190
25	Royal Bank of Canada (Banks)	2.20		9/23/19	25
325	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	440
200	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25		11/10/24	205
100	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	116
180	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	227
120	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	159
120	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	155
120	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	147

	Total Yankee Dollars				5,174

	Time Deposit — 0.04%
34	State Street Liquidity Management Control System Eurodollar Time Deposit	0.32		10/2/17	34

	Total Time Deposit				34

Shares
	Mutual Funds — 8.91%
316,163	SSgA U.S. Government Money Market Fund	0.93	(e)		316
7,745,535	State Street Institutional Treasury Plus Money Market Fund	0.94	(e)		7,746

	Total Mutual Funds				8,062

	Total Investments Before TBA Sale Commitments (cost $92,208) — 102.81%				92,998

Principal Amount (000)
	TBA Sale Commitments (f) — (0.47)%
$(40)	Fannie Mae, 15 YR TBA	4.50		10/25/32	(41)
(50)	Freddie Mac, Gold 15 YR TBA	4.50		10/15/32	(51)
(100)	Freddie Mac, Gold 30 YR TBA	5.50		10/15/47	(110)
(75)	Freddie Mac, Gold 30 YR TBA	5.00		10/15/47	(81)
(25)	Freddie Mac, Gold 30 YR TBA	4.50		10/15/46	(27)
(25)	Government National Mortgage Association, 30 YR TBA	5.50		10/15/47	(28)
(75)	Government National Mortgage Association, 30 YR TBA	4.50		10/15/47	(80)

	Total TBA Sale Commitments				(418)

	Liabilities in excess of other assets — (2.34)%				(2,114)

	Net Assets — 100.00%				$90,466

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2017.

(b)	Zero Coupon Security. Effective rate shown is as of September 30, 2017.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2017.

(e)	The rate disclosed is the rate in effect on September 30, 2017.

(f)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

MTN — Medium Term Note

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.30%	—	0.30%
Collateralized Mortgage Obligations	—	1.18%	—	1.18%
U.S. Government Agency Mortgages	—	19.64%	—	19.64%
U.S. Government Agency Securities	—	1.60%	—	1.60%
Corporate Bonds	31.98%	—	—	31.98%
U.S. Treasury Obligations	—	33.44%	—	33.44%
Yankee Dollars	5.67%	0.05%	—	5.72%
Time Deposit	—	0.04%	—	0.04%
Mutual Funds	0.35%	3.03%	5.53%	8.91%
TBA Sale Commitments	—	-0.47%	—	-0.47%
Other Assets (Liabilities)	0.43%	-2.76%	-0.01%	-2.34%

Total Net Assets	38.43%	56.05%	5.52%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 17.01%
$5,687	Bank of America Merrill Lynch Large, Series 2016-GG10, Class AJA (a)	5.95(b)	8/10/45	$4,949
4,038	CGBAM Commercial Mortgage Trust, Series 2016-IMC, Class E (a)	5.95(b)	12/22/18	4,047
3,500	CGBAM Commercial Mortgage Trust, Series 2016-IMC, Class E (a)	8.63 (LIBOR01M + 740.00 bps)(c)	11/15/21	3,402
4,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class E (a)	3.00	2/10/48	2,318
1,500	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E (a)	3.21(b)	7/10/47	966
2,700	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class E (a)	4.29(b)	4/10/48	1,659
1,300	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class F (a)	4.29(b)	4/10/48	788
6,000	Commercial Mortgage Trust, Series 2014-CR21, Class F (a)	3.00	12/10/47	3,811
5,500	Commercial Mortgage Trust, Series 2015-LC21, Class E (a)	3.25	7/10/48	3,198
3,409	Commercial Mortgage Trust, Series 2015-CR24, Class E (a)	3.27(b)	8/10/48	2,058
1,100	Commercial Mortgage Trust, Series 2014-LC17, Class D (a)	3.69	10/10/47	755
2,900	Commercial Mortgage Trust, Series 2013-CR7, Class G (a)	4.43(b)	3/10/46	1,797
4,000	Commercial Mortgage Trust, Series 2015-CR25, Class E (a)	4.70(b)	8/10/48	2,507
1,800	Commercial Mortgage Trust, Series 2015-CR25, Class F (a)	4.70(b)	8/10/48	879
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (a)	5.25(b)	10/10/46	323
1,410	Connecticut Avenue Securities, Series 2016-C03, Class 1B, Callable 4/25/26 @ 100.00 (a)	12.99 (US0001M + 1175.00 bps)(c)	10/25/28	1,873
6,336	Connecticut Avenue Securities, Series 2016-C02, Class 1B, Callable 3/25/26 @ 100.00 (a)	13.49 (US0001M + 1225.00 bps)(c)	9/25/28	8,669
1,712	Credit Suisse Mortgage Trust, Series 17-RPL1, Class B2, Callable 7/25/51 @ 100.00 (a)	3.08(b)	7/25/57	1,016
1,492	Credit Suisse Mortgage Trust, Series 17-RPL1, Class B1, Callable 7/25/51 @ 100.00 (a)	3.08(b)	7/25/57	1,076
1,675	Credit Suisse Mortgage Trust, Series 17-RPL1, Class B4, Callable 7/25/51 @ 100.00 (a)	3.08(b)	7/25/57	399
1,455	Credit Suisse Mortgage Trust, Series 17-RPL1, Class B3, Callable 7/25/51 @ 100.00 (a)	3.08(b)	7/25/57	687
2,388	Credit Suisse Mortgage Trust, Series 2007-C5, Class AM	5.87	9/15/40	2,364
3,991	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class MZ (a)	7.68(b)	7/6/20	3,992
1,500	Credit Suisse Mortgage Trust, Series 2017-CHOP, Class H (a)	8.85 (LIBOR01M + 762.00 bps)(c)	7/15/32	1,493
2,500	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class D (a)	4.54(b)	11/15/49	1,847
2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class G (a)	3.75	8/10/44	1,167
2,500	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AJ	5.68(b)	12/10/49	1,339
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (a)	4.92(b)	8/10/46	462
700	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E, Callable 10/15/24 @ 100.00 (a)	3.36(b)	9/15/47	428
4,300	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E (a)	4.77(b)	8/15/48	2,763
6,860	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AJ, Callable 2/11/22 @ 100.00	5.50(b)	1/15/49	1,955
3,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class AJ	5.99(b)	2/12/49	2,365
4,010	Lone Star Portfolio Trust, Series 2015-LSP, Class F (a)	8.13 (LIBOR01M + 690.00 bps)(c)	9/15/28	4,075
1,110	Morgan Stanley BAML Trust, Series 2015-C21, Class E (a)	3.01	3/15/48	743
1,800	Morgan Stanley BAML Trust, Series 2015-C25, Class F, Callable 9/11/25 @ 100.00 (a)	4.68(b)	10/15/28	1,029
4,000	Morgan Stanley BAML Trust, Series 2015-C25, Class E, Callable 9/11/25 @ 100.00 (a)	4.68(b)	10/15/28	2,786
2,865	Multifamily Trust, Series 2016-1, Class B	8.99(b)	4/25/46	3,098
157,879	Seasoned Credit Risk Transfer, Series 16-1, Class XSIO, Callable 1/25/48 @ 100.00 (a)	0.07(b)	9/25/55	709
19,343	Seasoned Credit Risk Transfer, Series 16-1, Class BIO, Callable 1/25/48 @ 100.00 (a)	0.88(b)	9/25/55	1,578
8,217	Seasoned Credit Risk Transfer, Series 16-1, Class B, Callable 1/25/48 @ 100.00 (a)	7.67	9/25/55	450
14,986	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, Callable 10/25/25 @ 100.00	10.58 (US0001M + 935.00 bps)(c)	4/25/28	17,933
4,498	Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class B, Callable 1/25/26 @ 100.00	11.24 (US0001M + 1000.00 bps)(c)	7/25/28	5,456
4,726	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)	5.00(b)	5/10/63	3,291
8,192	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)	5.00(b)	5/10/63	3,983
4,800	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E (a)	3.00	5/15/48	2,583

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E (a)	3.50	7/15/46	$351
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, Callable 11/11/25 @ 100.00 (a)	4.76(b)	11/15/48	2,789
	Total Collateralized Mortgage Obligations			118,206
	U.S. Government Agency Mortgages — 2.17%
1,140	Fannie Mae, Series 17-C05, Class 1B1, Callable 7/25/27 @ 100.00 (a)	4.84 (US0001M + 360.00 bps)(c)	1/25/30	1,062
530	Fannie Mae, Series: 17-C03, Class 1B1, Callable 4/25/27 @ 100.00 (a)	6.09 (US0001M + 485.00 bps)(c)	10/25/29	547
1,500	Fannie Mae, Series 16-C06, Class 1B, Callable 10/25/26 @ 100.00 (a)	10.49 (US0001M + 925.00 bps)(c)	4/25/29	1,771
3,499	Fannie Mae, Series 16-C04, Class 1B, Callable 7/25/26 @ 100.00 (a)	11.49 (US0001M + 1025.00 bps)(c)	1/25/29	4,319
6,000	Freddie Mac, Series 17-2, Class B, Callable 6/25/54 @ 100.00 (a)	–(b)	8/25/56	303
273,778	Freddie Mac, Series 17-2, Class XSIO, Callable 6/25/54 @ 100.00 (a)	0.07(b)	8/25/56	1,350
9,000	Freddie Mac, Series 17-2, Class BIO, Callable 6/25/54 @ 100.00 (a)	0.92(b)	8/25/56	817
530	Freddie Mac, Series 17-DNA1, Class B2, Callable 1/25/27 @ 100.00	11.24 (US0001M + 1000.00 bps)(c)	7/25/29	540
1,090	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 17-DNA2, Class B1, Callable 4/25/27 @ 100.00	6.38 (US0001M + 515.00 bps)(c)	10/25/29	1,153
3,070	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 17-DNA2, Class B2, Callable 4/25/27 @ 100.00	12.48 (US0001M + 1125.00 bps)(c)	10/25/29	3,249
	Total U.S. Government Agency Mortgages			15,111
	Corporate Bonds — 53.02%
1,175	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 11/6/17 @ 103.84	5.13	7/1/22	1,217
946	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 3/1/19 @ 104.88	6.50	3/1/24	1,016
709	ACCO Brands Corp. (Commercial Services & Supplies), Callable 12/15/19 @ 103.94	5.25	12/15/24	736
2,615	AES Corp. (Independent Power & Renewable Electricity Producers), Callable 5/15/18 @ 102.44	4.88	5/15/23	2,681
1,058	AK Steel Corp. (Metals & Mining), Callable 11/6/17 @ 103.81 ^	7.63	10/1/21	1,100
2,335	Albertson Cos. LLC (Food & Staples Retailing), Callable 9/15/19 @ 104.31	5.75	3/15/25	2,055
987	Alcoa, Inc. (Aerospace & Defense), Callable 7/1/24 @ 100.00	5.13	10/1/24	1,050
282	Alcoa, Inc. (Aerospace & Defense)	5.87	2/23/22	309
916	Allegion US Holding Co., Inc. (Building Products)	5.75	10/1/21	942
111	Ally Financial, Inc. (Consumer Finance), Callable 10/20/25 @ 100.00 ^	5.75	11/20/25	120
192	Ally Financial, Inc. (Consumer Finance)	7.50	9/15/20	216
2,029	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	2,613
968	Altice US Finance I Corp. (Media), Callable 7/15/18 @ 104.03 (a)	5.38	7/15/23	1,024
1,141	Altice US Finance I Corp. (Media), Callable 5/15/21 @ 102.75 (a)	5.50	5/15/26	1,204
1,312	AMC Entertainment Holdings, Inc. (Media), Callable 11/15/21 @ 102.94	5.88	11/15/26	1,289
509	AMC Networks, Inc. (Media), Callable 8/1/21 @ 102.38	4.75	8/1/25	514
785	AMC Networks, Inc. (Media), Callable 4/1/20 @ 102.50	5.00	4/1/24	811
1,725	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines)	5.60	7/15/20	1,807
634	American Airlines Pass-Through Trust, Class B (Airlines)	5.63	1/15/21	668
478	American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors), Callable 12/15/18 @ 104.31 (a)	5.75	12/15/23	509
2,211	Amsted Industries, Inc. (Machinery), Callable 3/15/18 @ 102.50 (a)	5.00	3/15/22	2,282
285	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69	5.38	9/15/24	300
1,365	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13	10/1/21	1,467
702	ARC Properties Operating Partnership, LP (Equity Real Estate Investment Trusts), Callable 11/6/23 @ 100.00	4.60	2/6/24	737
728	Ashtead Capital, Inc. (Trading Companies & Distributors), Callable 8/15/20 @ 103.09 (a)	4.13	8/15/25	750
1,054	Ashtead Capital, Inc. (Trading Companies & Distributors), Callable 8/15/22 @ 102.19 (a)	4.38	8/15/27	1,086
1,099	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Road & Rail), Callable 11/6/17 @ 103.84	5.13	6/1/22	1,114
2,156	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Road & Rail), Callable 4/1/18 @ 102.75 ^	5.50	4/1/23	2,205
1,326	B&G Foods, Inc. (Food Products), Callable 4/1/20 @ 103.94	5.25	4/1/25	1,353

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,951	Bank of America Corp. (Banks), Callable 3/17/25 @ 100.00, Perpetual Bond (d)	6.10 (US0003M + 389.80 bps)(c)	12/29/49	$2,150
1,682	Belo Corp. (Media)	7.25	9/15/27	1,892
578	Block Communications, Inc. (Media), Callable 2/15/20 @ 103.44 (a)	6.88	2/15/25	627
1,421	Blue Cube Spinco, Inc. (Chemicals), Callable 10/15/20 @ 102.44	9.75	10/15/23	1,727
2,115	Blue Racer Mid LLC/Blue Racer Mid Finance (Oil, Gas & Consumable Fuels), Callable 11/15/17 @ 104.59 (a)	6.13	11/15/22	2,194
1,333	Booz Allen Hamilton, Inc. (IT Services), Callable 5/1/20 @ 102.56 (a)	5.13	5/1/25	1,346
1,126	Brinker International, Inc. (Hotels, Restaurants & Leisure)	3.88	5/15/23	1,101
1,110	Brinker International, Inc. (Hotels, Restaurants & Leisure), Callable 7/1/24 @ 100.00 (a)	5.00	10/1/24	1,100
1,268	Building Materials Corporation of America, Inc. (Building Products), Callable 10/15/20 @ 103.00 (a)	6.00	10/15/25	1,384
861	Building Materials Corporation of America, Inc. (Building Products), Callable 11/15/19 @ 102.69 (a)	5.38	11/15/24	915
565	Cable One, Inc. (Media), Callable 6/15/18 @ 102.88 (a)	5.75	6/15/22	590
3,065	Cablevision Systems Corp. (Media)	5.88	9/15/22	3,173
135	Cablevision Systems Corp. (Media)	8.00	4/15/20	150
190	CalAtlantic Group, Inc. (Household Durables), Callable 5/15/24 @ 100.00	5.88	11/15/24	208
2,244	Calpine Corp. (Independent Power & Renewable Electricity Producers), Callable 10/15/18 @ 102.69 ^	5.38	1/15/23	2,186
1,875	Cardtronics, Inc. (IT Services), Callable 11/6/17 @ 103.84	5.13	8/1/22	1,936
572	Cardtronics, Inc. (IT Services), Callable 5/1/20 @ 104.13 (a)	5.50	5/1/25	585
3,161	Care Capital Properties WI (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13	8/15/26	3,240
1,041	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/20 @ 106.19	8.25	7/15/25	1,131
2,281	CCO Holdings LLC/Capital Corp. (Media), Callable 5/1/22 @ 102.56 (a)	5.13	5/1/27	2,312
970	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/1/18 @ 103.84 (a)	5.13	5/1/23	1,010
1,010	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/21 @ 102.88	5.75	2/15/26	1,061
777	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 7/15/18 @ 102.88	5.75	1/15/24	807
298	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/1/19 @ 104.41	5.88	4/1/24	316
1,238	CDK Global, Inc. (Software), Callable 6/1/22 @ 102.44 (a)	4.88	6/1/27	1,272
582	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 3/1/18 @ 103.75	5.00	9/1/23	609
1,605	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 6/1/24 @ 100.00	5.50	12/1/24	1,788
385	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (Hotels, Restaurants & Leisure), Callable 4/15/22 @ 102.69 (a)	5.38	4/15/27	404
1,858	Centene Corp. (Health Care Providers & Services), Callable 1/15/20 @ 103.56	4.75	1/15/25	1,928
1,282	Century Communities, Inc. (Household Durables), Callable 7/15/20 @ 104.41	5.88	7/15/25	1,288
1,119	CenturyLink, Inc. (Diversified Telecommunication Services), Callable 1/1/25 @ 100.00	5.63	4/1/25	1,071
3,239	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	3,228
189	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	197
1,079	CenturyLink, Inc., Series G (Diversified Telecommunication Services)	6.88	1/15/28	1,043
430	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Media), Callable 11/6/17 @ 101.59 (a)	6.38	9/15/20	439
1,068	CF Industries, Inc. (Chemicals) (a)	4.50	12/1/26	1,117
925	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 10/2/24 @ 100.00	5.88	3/31/25	996
300	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 1/1/24 @ 100.00	7.00	6/30/24	341
1,513	Cheniere Energy Partners (Oil, Gas & Consumable Fuels), Callable 10/1/20 @ 102.63 (a)	5.25	10/1/25	1,547
2,466	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 3/31/20 @ 103.13	6.25	3/31/23	2,435
1,995	Citigroup, Inc. (Banks), Callable 11/15/20 @ 100.00	6.12 (US0003M + 447.80 bps)(c)	12/29/49	2,135
1,096	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,145
546	Commercial Metals Co. (Metals & Mining), Callable 7/15/22 @ 102.69	5.38	7/15/27	573

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,268	CommScope Technologies LLC (Communications Equipment), Callable 3/15/22 @ 102.50	5.00	3/15/27	$1,271
350	CommScope, Inc. (Communications Equipment), Callable 6/15/19 @ 102.75 (a)	5.50	6/15/24	366
1,283	Continental Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 100.00	4.50	4/15/23	1,286
278	Corrections Corporation of America (Equity Real Estate Investment Trusts), Callable 1/1/20 @ 100.00	4.13	4/1/20	285
261	Corrections Corporation of America (Equity Real Estate Investment Trusts), Callable 2/1/23 @ 100.00	4.63	5/1/23	267
659	Corrections Corporation of America (Equity Real Estate Investment Trusts), Callable 7/15/22 @ 100.00	5.00	10/15/22	685
1,589	Cott Beverages, Inc. (Beverages), Callable 11/6/17 @ 104.03	5.38	7/1/22	1,657
45	Credit Acceptance Corp. (Consumer Finance), Callable 11/6/17 @ 103.06	6.13	2/15/21	46
1,705	Credit Acceptance Corp. (Consumer Finance), Callable 3/15/18 @ 105.53	7.38	3/15/23	1,803
1,312	CSC Holdings LLC (Media)	5.25	6/1/24	1,327
600	CSC Holdings LLC (Media)	6.75	11/15/21	663
517	Cumberland Farms, Inc. (Food & Staples Retailing), Callable 5/1/20 @ 105.06 (a)	6.75	5/1/25	549
1,603	CVR Partners/CVR Nitrogen (Chemicals), Callable 6/15/19 @ 104.63 (a)	9.25	6/15/23	1,707
1,499	Cyrusone, LP/Cyrusone Finance (Equity Real Estate Investment Trusts), Callable 3/15/20 @ 102.50 (a)	5.00	3/15/24	1,578
477	Cyrusone, LP/Cyrusone Finance (Equity Real Estate Investment Trusts), Callable 3/15/22 @ 102.69	5.38	3/15/27	512
1,338	Delek Logistics Partners, LP (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 105.06	6.75	5/15/25	1,348
309	Diamond 1 Finance/Diamond 2 (Technology Hardware, Storage & Peripherals), Callable 6/15/18 @ 102.94 (a)	5.88	6/15/21	323
2,465	Diamond 1 Finance/Diamond 2 (Technology Hardware, Storage & Peripherals), Callable 6/15/19 @ 105.34 (a)	7.13	6/15/24	2,722
1,912	Diebold Nixdorf, Inc. (Technology Hardware, Storage & Peripherals), Callable 4/15/19 @ 106.38	8.50	4/15/24	2,073
2,091	DISH DBS Corp. (Media)	5.13	5/1/20	2,192
1,163	DISH DBS Corp. (Media)	5.88	7/15/22	1,236
878	DISH DBS Corp. (Media)	6.75	6/1/21	966
508	Dollar Tree, Inc. (Multiline Retail), Callable 3/1/18 @ 104.31	5.75	3/1/23	536
249	DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	5.63	6/15/23	265
699	Dynegy, Inc. (Independent Power & Renewable Electricity Producers), Callable 6/1/18 @ 102.94	5.88	6/1/23	696
1,742	Dynegy, Inc. (Independent Power & Renewable Electricity Producers), Callable 11/1/18 @ 103.69	7.38	11/1/22	1,820
1,419	EMC Corp. (Technology Hardware, Storage & Peripherals), Callable 3/1/23 @ 100.00	3.38	6/1/23	1,366
355	Envision Healthcare Corp. (Health Care Providers & Services), Callable 11/6/17 @ 103.84 (a)	5.13	7/1/22	368
1,101	Envision Healthcare Corp. (Health Care Providers & Services), Callable 11/6/17 @ 104.22	5.63	7/15/22	1,148
601	Equinix, Inc. (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 102.69	5.38	5/15/27	654
1,063	Equinix, Inc. (Equity Real Estate Investment Trusts), Callable 4/1/18 @ 102.69	5.38	4/1/23	1,106
2,564	ESH Hospitality, Inc. (Hotels, Restaurants & Leisure), Callable 5/1/20 @ 102.63 (a)	5.25	5/1/25	2,651
1,146	Exterran NRG Solutions (Energy Equipment & Services), Callable 5/1/20 @ 106.09	8.13	5/1/25	1,186
1,160	Exterran Partners, LP (Energy Equipment & Services), Callable 11/6/17 @ 103.00	6.00	4/1/21	1,137
1,778	Extraction Oil & Gas Holdings, LLC (Oil, Gas & Consumable Fuels), Callable 7/15/18 @ 103.94 (a)	7.88	7/15/21	1,876
395	Extraction Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 103.69 (a)	7.38	5/15/24	411
2,342	First Data Corp. (IT Services), Callable 1/15/19 @ 102.50 (a)	5.00	1/15/24	2,431
1,101	First Data Corp. (IT Services), Callable 8/15/18 @ 102.69 (a)	5.38	8/15/23	1,152
592	First Data Corp. (IT Services), Callable 12/1/18 @ 103.50	7.00	12/1/23	632
1,675	First Quality Finance Co., Inc. (Personal Products), Callable 7/1/20 @ 103.75 (a)	5.00	7/1/25	1,727

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,559	FirstCash, Inc. (Consumer Finance), Callable 6/1/20 @ 102.69	5.38	6/1/24	$1,625
3,176	Freeport-McMoRan, Inc. (Metals & Mining), Callable 12/1/21 @ 100.00	3.55	3/1/22	3,128
1,093	Freeport-McMoRan, Inc. (Metals & Mining), Callable 2/1/18 @ 103.38	6.75	2/1/22	1,139
1,764	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/21 @ 100.00	6.25	9/15/21	1,450
696	Frontier Communications Corp. (Diversified Telecommunication Services)	7.13	1/15/23	532
1,696	Frontier Communications Corp. (Diversified Telecommunication Services) ^	8.50	4/15/20	1,645
1,065	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/22 @ 100.00	10.50	9/15/22	929
1,267	FTS International, Inc. (Energy Equipment & Services), Callable 11/6/17 @ 101.50 (a)	8.82 (US0003M + 750.00 bps)(c)	6/15/20	1,288
163	GCI, Inc. (Diversified Telecommunication Services), Callable 11/6/17 @ 102.25	6.75	6/1/21	167
371	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 104.50	6.00	5/15/23	368
3,454	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 8/1/18 @ 103.38	6.75	8/1/22	3,532
2,351	GenOn Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 11/6/17 @ 101.65 ^(e)(f)	9.88	10/15/20	1,710
210	Geo Group, Inc. (The) (Equity Real Estate Investment Trusts), Callable 4/1/18 @ 102.56	5.13	4/1/23	213
137	Geo Group, Inc. (The) (Equity Real Estate Investment Trusts), Callable 10/15/19 @ 102.94	5.88	10/15/24	143
2,480	GLP Capital, LP (Equity Real Estate Investment Trusts)	5.38	4/15/26	2,706
610	GLP Capital, LP (Equity Real Estate Investment Trusts), Callable 8/1/23 @ 100.00	5.38	11/1/23	668
1,102	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	1,421
1,855	Goldman Sachs Group, Inc., Series M (Capital Markets), Callable 5/10/20 @ 100.00, Perpetual Bond (d)	5.38 (US0003M + 392.20 bps)(c)	12/31/49	1,922
1,684	Gray Television, Inc. (Media), Callable 10/15/19 @ 103.84 (a)	5.13	10/15/24	1,692
2,767	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 104.78	6.38	5/15/25	2,802
936	H&E Equipment Services, Inc. (Trading Companies & Distributors), Callable 9/1/20 @ 104.22 (a)	5.63	9/1/25	987
1,304	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods), Callable 2/15/24 @ 100.00 (a)	4.63	5/15/24	1,358
3,177	HCA Holdings, Inc. (Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88	2/15/26	3,409
1,768	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	1,863
601	HCA, Inc. (Health Care Providers & Services)	5.88	5/1/23	654
2,417	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	2,677
2,113	HealthSouth Corp. (Health Care Providers & Services), Callable 11/6/17 @ 102.88	5.75	11/1/24	2,170
1,126	Hertz Corp. (The) (Road & Rail), Callable 11/6/17 @ 100.00	6.75	4/15/19	1,123
1,016	Hertz Corp. (The) (Road & Rail), Callable 6/1/19 @ 103.81	7.63	6/1/22	1,048
1,077	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 6/1/19 @ 102.50	5.00	12/1/24	1,055
1,239	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/20 @ 102.88 (a)	5.75	10/1/25	1,253
859	Hughes Satellite Systems Corp. (Communications Equipment)	7.63	6/15/21	975
940	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 102.88	5.75	6/15/23	919
518	iStar, Inc. (Equity Real Estate Investment Trusts), Callable 6/15/20 @ 100.00	4.63	9/15/20	530
1,240	J.B. Poindexter & Co., Inc. (Machinery), Callable 11/6/17 @ 104.50 (a)	9.00	4/1/22	1,296
402	J2 Cloud Services LLC/J2 Global Co-Obligor, Inc. (Internet Software & Services), Callable 7/15/20 @ 104.50 (a)	6.00	7/15/25	421
1,093	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 7/15/19 @ 102.94 (a)	5.88	7/15/24	1,096
1,024	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 11/6/17 @ 102.42 (a)	7.25	6/1/21	1,044
393	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 11/6/17 @ 102.42 (a)	7.25	6/1/21	401
1,053	JC Penney Corp., Inc. (Multiline Retail), Callable 7/1/19 @ 102.94 ^	5.88	7/1/23	1,063

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,855	JPMorgan Chase & Co. (Banks), Callable 5/1/20 @ 100.00, Perpetual Bond (d)	5.30 (US0003M + 380.00 bps)(c)	12/31/49	$1,934
211	Kaiser Aluminum Corp. (Metals & Mining), Callable 5/15/19 @ 104.41	5.88	5/15/24	226
1,266	KFC HLD/Pizza Hut/Taco (Hotels, Restaurants & Leisure), Callable 6/1/19 @ 103.75 (a)	5.00	6/1/24	1,334
1,340	KLX, Inc. (Aerospace & Defense), Callable 12/1/17 @ 104.41 (a)	5.88	12/1/22	1,404
838	Kraton Polymers LLC/Capital (Chemicals), Callable 4/15/20 @ 105.25 (a)	7.00	4/15/25	899
872	Lennar Corp. (Household Durables), Callable 10/15/21 @ 100.00	4.13	1/15/22	900
495	Lennar Corp. (Household Durables), Callable 2/28/25 @ 100.00	4.75	5/30/25	517
400	Lennar Corp. (Household Durables), Callable 9/15/23 @ 100.00	4.88	12/15/23	423
503	LifePoint Health, Inc. (Health Care Providers & Services), Callable 5/1/19 @ 104.03	5.38	5/1/24	522
744	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	794
169	LIN Television Corp. (Media), Callable 11/15/17 @ 104.41	5.88	11/15/22	176
597	Live Nation Entertainment, Inc. (Media), Callable 11/1/19 @ 103.66 (a)	4.88	11/1/24	618
49	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38	4.75	5/15/23	51
3,416	Lockheed Martin Corp. (Aerospace & Defense) (a)	8.45 (LIBOR01M + 721.75 bps)(c)	9/15/20	3,396
1,500	Louisiana-Pacific Corp. (Paper & Forest Products), Callable 9/15/19 @ 103.66	4.88	9/15/24	1,546
1,827	LSC Communications, Inc. (Commercial Services & Supplies), Callable 10/15/19 @ 106.56 (a)	8.75	10/15/23	1,881
399	M/I Homes, Inc. (Household Durables), Callable 8/1/20 @ 104.22 (a)	5.63	8/1/25	407
1,006	M/I Homes, Inc. (Household Durables), Callable 1/15/18 @ 103.38	6.75	1/15/21	1,050
87	Match Group, Inc. (Internet Software & Services), Callable 6/1/19 @ 104.78	6.38	6/1/24	95
1,080	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,188
1,933	MetLife, Inc., Series C (Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond (d)	5.25 (US0003M + 357.50 bps)(c)	12/31/49	1,993
707	MGM Growth / MGM Finance (Hotels, Restaurants & Leisure), Callable 2/1/24 @ 100.00	5.63	5/1/24	766
2,900	MGM Resorts International (Hotels, Restaurants & Leisure)	6.00	3/15/23	3,197
76	MidContinent Express Pipeline LLC (Oil, Gas & Consumable Fuels)	6.70	9/15/19	81
206	Moog, Inc. (Aerospace & Defense), Callable 12/1/17 @ 103.94 (a)	5.25	12/1/22	215
1,425	Multi-Color Corp. (Commercial Services & Supplies), Callable 12/1/17 @ 104.59 (a)	6.13	12/1/22	1,495
634	Murphy Oil USA, Inc. (Specialty Retail), Callable 5/1/22 @ 102.81	5.63	5/1/27	682
1,266	Mutlti-Color Corp. (Commercial Services & Supplies), Callable 11/1/20 @ 102.44 (a)	4.88	11/1/25	1,282
578	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 11/6/17 @ 102.31	4.63	2/15/21	588
1,279	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94	5.88	12/15/21	1,322
2,285	Neptune Finance Corp. (Media), Callable 1/15/19 @ 107.59 (a)	10.13	1/15/23	2,637
543	Netflix, Inc. (Internet & Direct Marketing Retail)	5.75	3/1/24	591
497	Netflix, Inc. (Internet & Direct Marketing Retail)	5.88	2/15/25	544
949	New Amethyst Corp. (Health Care Providers & Services), Callable 12/1/19 @ 104.69 (a)	6.25	12/1/24	1,019
966	New Home Co., Inc. (The) (Household Durables), Callable 10/1/19 @ 103.63	7.25	4/1/22	997
1,153	Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	5.63	7/1/24	1,237
1,854	Nexstar Escrow Corp. (Media), Callable 8/1/19 @ 104.22 (a)	5.63	8/1/24	1,919
1,110	NGL Energy Partners LP / NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/1/20 @ 104.59	6.13	3/1/25	1,032
660	NGL Energy Partners LP / NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/19 @ 103.75	7.50	11/1/23	657
2,485	NGL Energy Partners, LP/Finance Co. (Oil, Gas & Consumable Fuels), Callable 11/6/17 @ 103.44	6.88	10/15/21	2,485
1,122	NRG Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 7/15/18 @ 103.13	6.25	7/15/22	1,178
362	NRG Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 10/16/17 @ 102.63	7.88	5/15/21	372
286	NuStar Logistics, LP (Oil, Gas & Consumable Fuels)	6.75	2/1/21	310
1,972	OneMain Financial Holdings, Inc. (Consumer Finance), Callable 12/15/17 @ 103.63 (a)	7.25	12/15/21	2,058
1,909	Orbital ATK, Inc. (Aerospace & Defense), Callable 11/6/17 @ 102.63	5.25	10/1/21	1,976
453	Owens-Brockway Glass Container, Inc. (Containers & Packaging)	5.88	8/15/23	501

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,939	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.59	6.13	9/15/24	$2,026
1,205	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/31/19 @ 103.00 (a)	6.00	3/31/22	1,244
1,991	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/31/20 @ 104.78 (a)	6.38	3/31/25	2,046
2,463	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	2,537
568	Performance Food Group, Inc. (Food & Staples Retailing), Callable 6/1/19 @ 102.75	5.50	6/1/24	586
138	Pilgrim’s Pride Corp. (Food Products), Callable 3/15/20 @ 102.88 (a)	5.75	3/15/25	142
138	Pilgrim’s Pride Corp. (Food Products), Callable 9/30/22 @ 102.94 (a)	5.88	9/30/27	141
1,173	PolyOne Corp. (Chemicals)	5.25	3/15/23	1,247
1,905	Post Holdings, Inc. (Food Products), Callable 8/15/21 @ 102.50 (a)	5.00	8/15/26	1,902
1,205	Post Holdings, Inc. (Food Products), Callable 3/1/20 @ 104.13	5.50	3/1/25	1,250
948	PulteGroup, Inc. (Household Durables), Callable 12/1/25 @ 100.00	5.50	3/1/26	1,034
1,076	QEP Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 7/1/22 @ 100.00	5.38	10/1/22	1,057
1,570	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	1,637
1,376	Quad Graphics, Inc. (Commercial Services & Supplies)	7.00	5/1/22	1,410
1,916	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 5/1/20 @ 102.88 (a)	5.75	5/1/25	2,011
684	Quintiles IMS, Inc. (Health Care Technology), Callable 10/15/21 @ 102.50 (a)	5.00	10/15/26	725
143	Quintiles Transnational (Life Sciences Tools & Services), Callable 5/15/18 @ 103.66 (a)	4.88	5/15/23	149
634	Qwest Corp. (Diversified Telecommunication Services)	6.75	12/1/21	692
1,128	Radian Group, Inc. (Thrifts & Mortgage Finance), Callable 7/1/24 @ 100.00	4.50	10/1/24	1,151
1,615	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/22 @ 100.00	5.00	8/15/22	1,613
895	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 100.00	5.75	6/1/21	931
953	Realogy Group LLC/Realogy Co-Issuer Corp. (Real Estate Management & Development), Callable 3/1/23 @ 100.00 (a)	4.88	6/1/23	979
4,831	Rite AID Corp. (Food & Staples Retailing), Callable 4/1/18 @ 104.59 (a)	6.13	4/1/23	4,699
595	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.88	4/15/40	660
946	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 10/23/17 @ 104.22	5.63	7/15/22	932
1,748	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81	5.63	11/15/23	1,700
614	Sabre Holdings Corp. (IT Services), Callable 11/15/18 @ 103.94 (a)	5.25	11/15/23	631
1,146	Sabre Holdings Corp. (IT Services), Callable 4/15/18 @ 104.03 (a)	5.38	4/15/23	1,188
814	Scotts Miracle-GRO Co. (Chemicals), Callable 12/15/21 @ 102.63	5.25	12/15/26	859
2,065	Select Medical Corp. (Health Care Providers & Services), Callable 11/6/17 @ 103.19	6.38	6/1/21	2,130
1,023	Service Corp. International (Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	1,087
431	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	509
2,024	Service Master Co. LLC (Diversified Consumer Services), Callable 11/15/19 @ 103.84 (a)	5.13	11/15/24	2,079
1,236	SESI LLC (Diversified Financial Services), Callable 11/6/17 @ 103.56	7.13	12/15/21	1,261
42	Sinclair Television Group (Media), Callable 8/1/19 @ 102.81 (a)	5.63	8/1/24	43
802	Sinclair Television Group, Inc. (Media), Callable 10/23/17 @ 102.69	5.38	4/1/21	822
184	Sinclair Television Group, Inc. (Media), Callable 10/23/17 @ 103.06	6.13	10/1/22	190
592	Sirius XM Radio, Inc. (Media), Callable 7/15/21 @ 102.69	5.38	7/15/26	623
819	Sirius XM Radio, Inc. (Media), Callable 4/15/20 @ 102.69	5.38	4/15/25	864
542	Sirius XM Radio, Inc. (Media), Callable 7/15/19 @ 103.00 (a)	6.00	7/15/24	583
460	Sonic Automotive, Inc. (Specialty Retail), Callable 5/15/18 @ 102.50	5.00	5/15/23	450
1,109	Sonic Automotive, Inc. (Specialty Retail), Callable 3/15/22 @ 103.06	6.13	3/15/27	1,137
2,345	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/23/24 @ 100.00	6.70	1/23/25	2,380
1,355	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 105.63	7.50	4/1/26	1,408
198	Spectrum Brands, Inc. (Household Products), Callable 12/15/19 @ 103.06	6.13	12/15/24	212
1,953	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	2,188
2,986	Sprint Corp. (Wireless Telecommunication Services)	7.13	6/15/24	3,360

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$487	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	$560
1,079	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	1,162
595	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	756
3,299	Staples, Inc. (Specialty Retail), Callable 9/15/20 @ 104.25 (a)	8.50	9/15/25	3,207
1,797	Steel Dynamics, Inc. (Metals & Mining), Callable 9/15/20 @ 102.06 (a)	4.13	9/15/25	1,813
430	Steel Dynamics, Inc. (Metals & Mining), Callable 12/15/21 @ 102.50	5.00	12/15/26	459
217	Steel Dynamics, Inc. (Metals & Mining), Callable 11/6/17 @ 102.56	5.13	10/1/21	223
356	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 102.63	5.25	4/15/23	369
699	Suburban Propane Partners (Gas Utilities), Callable 3/1/22 @ 102.94	5.88	3/1/27	692
578	Symantec Corp. (Software), Callable 4/15/20 @ 102.50 (a)	5.00	4/15/25	604
2,518	Tallgrass Energy Partners (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.13	5.50	9/15/24	2,587
722	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 102.75 (a)	5.50	1/15/28	734
261	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 6/1/21 @ 102.44	4.88	6/1/26	271
936	Tempur Sealy International, Inc. (Household Durables), Callable 10/15/18 @ 104.22	5.63	10/15/23	984
2,415	Tenet Healthcare Corp. (Health Care Providers & Services)	4.50	4/1/21	2,463
206	Tenet Healthcare Corp. (Health Care Providers & Services)	4.75	6/1/20	212
3,007	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	3,205
584	Tenet Healthcare Corp. (Health Care Providers & Services), Callable 1/1/19 @ 103.75 (a)	7.50	1/1/22	618
870	Tenneco, Inc. (Auto Components), Callable 7/15/21 @ 102.50	5.00	7/15/26	892
1,348	THC Escrow Corp. III (Health Care Providers & Services), Callable 5/1/20 @ 102.56 (a)	5.13	5/1/25	1,329
47	The AES Corp. (Independent Power & Renewable Electricity Producers), Callable 4/15/20 @ 102.75	5.50	4/15/25	49
1,144	The AES Corp. (Independent Power & Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	1,307
1,177	The EW Scripps Co. (Media), Callable 5/15/20 @ 103.84 (a)	5.13	5/15/25	1,201
780	The Men’s Wearhouse, Inc. (Specialty Retail), Callable 11/6/17 @ 105.25	7.00	7/1/22	743
1,223	The Ryland Group, Inc. (Household Durables)	5.38	10/1/22	1,332
759	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	800
692	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/19 @ 104.50	6.00	4/15/24	734
535	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.06	6.13	1/15/22	556
464	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/19 @ 103.25	6.50	1/15/24	494
1,481	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/21 @ 103.25	6.50	1/15/26	1,635
773	Toll Brothers Finance Corp. (Household Durables), Callable 1/15/23 @ 100.00	4.38	4/15/23	808
836	Toll Brothers Finance Corp. (Household Durables), Callable 11/15/21 @ 100.00	5.88	2/15/22	922
811	TransDigm, Inc. (Aerospace & Defense), Callable 11/6/17 @ 101.38	5.50	10/15/20	823
1,542	TreeHouse Foods, Inc. (Food Products), Callable 2/15/19 @ 104.50	6.00	2/15/24	1,648
1,340	TriMas Corp. (Machinery), Callable 10/15/20 @ 102.44 (a)	4.88	10/15/25	1,351
1,182	Triumph Group, Inc. (Aerospace & Defense), Callable 11/6/17 @ 103.94	5.25	6/1/22	1,147
1,005	Triumph Group, Inc. (Aerospace & Defense), Callable 8/15/20 @ 105.81 (a)	7.75	8/15/25	1,058
636	Ultra Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/19 @ 103.44 (a)	6.88	4/15/22	649
1,104	Ultra Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/20 @ 105.34 (a)	7.13	4/15/25	1,115
3,384	Unit Corp. (Energy Equipment & Services), Callable 11/6/17 @ 102.21	6.63	5/15/21	3,392
574	United Airlines Pass Through Trust, Class B (Airlines)	4.63	9/3/22	596
709	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 10/15/20 @ 102.31	4.63	10/15/25	718
1,399	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 7/15/18 @ 103.47	4.63	7/15/23	1,460
588	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 9/15/21 @ 102.94	5.88	9/15/26	639
1,079	Universal Hospital Services, Inc. (Media), Callable 11/6/17 @ 101.91	7.63	8/15/20	1,092

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$671	Univision Communications, Inc. (Media), Callable 2/15/20 @ 102.56 (a)	5.13	2/15/25	$677
993	Univision Communications, Inc. (Media), Callable 5/15/18 @ 102.56	5.13	5/15/23	1,013
1,497	URS Corp. (Construction & Engineering), Callable 1/1/22 @ 100.00	5.00	4/1/22	1,557
1,113	US Foods, Inc. (Food & Staples Retailing), Callable 6/15/19 @ 102.94 (a)	5.88	6/15/24	1,166
1,719	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 11/6/17 @ 101.59 (a)	6.38	10/15/20	1,720
220	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 11/6/17 @ 102.25	6.75	8/15/21	216
282	VeriSign, Inc. (Internet Software & Services), Callable 7/15/22 @ 102.38	4.75	7/15/27	290
1,315	ViaSat, Inc. (Communications Equipment), Callable 9/15/20 @ 102.81 (a)	5.63	9/15/25	1,324
1,361	Wabash National Corp. (Machinery), Callable 10/1/20 @ 102.75 (a)	5.50	10/1/25	1,388
513	Western Digital Corp. (Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 103.69 (a)	7.38	4/1/23	562
1,409	Western Digital Corp. (Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 107.88	10.50	4/1/24	1,656
840	William Lyon Homes, Inc. (Household Durables), Callable 1/31/20 @ 102.94	5.88	1/31/25	861
651	Williams Companies, Inc. (The) (Oil, Gas & Consumable Fuels), Callable 12/24/43 @ 100.00	5.75	6/24/44	688
465	Williams Companies, Inc. (The), Series A (Oil, Gas & Consumable Fuels)	7.50	1/15/31	558
1,089	Zayo Group LLC / Zayo Capital, Inc. (Diversified Telecommunication Services), Callable 1/15/22 @ 102.88 (a)	5.75	1/15/27	1,154
1,851	Zayo Group LLC / Zayo Capital, Inc. (Diversified Telecommunication Services), Callable 4/1/18 @ 104.50	6.00	4/1/23	1,959
2,743	ZF North America Capital, Inc. (Auto Components) (a)	4.75	4/29/25	2,894
	Total Corporate Bonds			368,410
	Yankee Dollars — 11.56%
717	1011778 BC / New Red Finance (Hotels, Restaurants & Leisure), Callable 10/15/20 @ 102.50 (a)	5.00	10/15/25	730
801	1011778 BC / New Red Finance (Hotels, Restaurants & Leisure), Callable 10/15/20 @ 102.50 (a)	5.00	10/15/25	815
1,100	1011778 BC ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 5/15/20 @ 102.13	4.25	5/15/24	1,104
947	Aircastle Ltd. (Trading Companies & Distributors)	5.50	2/15/22	1,035
1,236	Alcoa Nederland Holding (Metals & Mining), Callable 9/30/21 @ 103.50 (a)	7.00	9/30/26	1,400
3,845	Altice Financing SA (Media), Callable 2/15/18 @ 104.97 (a)	6.63	2/15/23	4,076
730	Altice Financing SA (Media), Callable 5/15/21 @ 103.75 (a)	7.50	5/15/26	803
556	ArcelorMittal (Metals & Mining)	5.75	8/5/20	605
1,022	ArcelorMittal (Metals & Mining)	6.75	2/25/22	1,167
1,058	Ardagh Packaging Finance/Holdings USA (Containers & Packaging), Callable 2/15/20 @ 104.50 (a)	6.00	2/15/25	1,120
543	Barry Callebaut Services N.V. (Food Products) (a)	5.50	6/15/23	586
649	Bombardier, Inc. (Aerospace & Defense), Callable 3/15/20 @ 103.75 (a)	7.50	3/15/25	647
216	Brookfield Residential Properties, Inc. (Household Durables), Callable 11/6/17 @ 103.25 (a)	6.50	12/15/20	221
277	Cascades, Inc. (Containers & Packaging), Callable 11/6/17 @ 104.13	5.50	7/15/22	287
1,392	Cascades, Inc. (Containers & Packaging), Callable 7/15/18 @ 104.31 (a)	5.75	7/15/23	1,462
2,470	Cimpress N.V. (Internet Software & Services), Callable 4/1/18 @ 105.25 (a)	7.00	4/1/22	2,559
1,879	CNH Industrial N.V. (Machinery)	4.50	8/15/23	1,990
1,260	Cott Holdings, Inc. (Beverages), Callable 4/1/20 @ 104.13	5.50	4/1/25	1,311
1,014	Dana Financing Luxembourg Sarl (Auto Components), Callable 4/15/20 @ 104.31	5.75	4/15/25	1,070
994	Delphi Jersey Holdings PLC (Auto Components) (a)	5.00	10/1/25	1,011
663	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 10/28/17 @ 103.38 (a)	6.75	7/15/21	686
1,402	Hudbay Minerals, Inc. (Metals & Mining), Callable 7/15/19 @ 103.63 (a)	7.25	1/15/23	1,493
1,572	Hudbay Minerals, Inc. (Metals & Mining), Callable 1/15/20 @ 105.72 (a)	7.63	1/15/25	1,702
2,033	IHS Markit Ltd. (Professional Services), Callable 8/1/22 @ 100.00	5.00	11/1/22	2,191
293	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	248
60	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 11/6/17 @ 102.50	7.50	4/1/21	57
2,814	Intergen N.V. (Multi-Utilities), Callable 6/30/18 @ 103.50 (a)	7.00	6/30/23	2,743

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$2,365	International Game Technology PLC (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00 (a)	6.25	2/15/22	$2,615
2,087	Kinross Gold Corp. (Metals & Mining), Callable 4/15/27 @ 100.00 (a)	4.50	7/15/27	2,106
1,456	Lundin Mining Corp. (Metals & Mining), Callable 11/6/17 @ 103.75 (a)	7.50	11/1/20	1,514
699	Lundin Mining Corp. (Metals & Mining), Callable 11/1/18 @ 103.94	7.88	11/1/22	760
1,174	Mallinckrodt International Finance SA (Pharmaceuticals)	4.75	4/15/23	1,000
615	Mallinckrodt International Finance SA (Pharmaceuticals), Callable 4/15/20 @ 102.75 (a)	5.50	4/15/25	554
2,448	MDC Partners, Inc. (Media), Callable 5/1/19 @ 104.88 (a)	6.50	5/1/24	2,467
1,647	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/6/17 @ 103.19 (a)	6.38	1/30/23	1,437
1,197	NCL Corp. Ltd. (Hotels, Restaurants & Leisure), Callable 10/10/17 @ 104.44 (a)	4.63	11/15/20	1,228
2,168	NCL Corp. Ltd. (Hotels, Restaurants & Leisure), Callable 12/15/18 @ 102.38 (a)	4.75	12/15/21	2,249
689	Nokia OYJ (Communications Equipment)	3.38	6/12/22	695
689	Nokia OYJ (Communications Equipment)	4.38	6/12/27	709
1,623	Nova Chemicals Corp. (Chemicals), Callable 3/3/24 @ 100.00 (a)	4.88	6/1/24	1,643
921	Nova Chemicals Corp. (Chemicals), Callable 8/1/18 @ 102.63 (a)	5.25	8/1/23	949
1,536	Numericable - SFR SAS (Diversified Telecommunication Services), Callable 5/15/19 @ 103.13 (a)	6.25	5/15/24	1,621
1,043	Numericable - SFR SAS (Diversified Telecommunication Services), Callable 5/1/21 @ 103.69 (a)	7.38	5/1/26	1,124
748	NXP BV/NXP Funding LLC (Semiconductors & Semiconductor Equipment) (a)	4.13	6/1/21	783
1,795	Open Text Corp. (Software), Callable 6/1/21 @ 102.94 (a)	5.88	6/1/26	1,970
1,907	Quebecor Media, Inc. (Media)	5.75	1/15/23	2,074
1,182	Sensata Technologies BV (Electrical Equipment) (a)	5.00	10/1/25	1,246
1,503	SFR Group SA (Diversified Telecommunication Services), Callable 11/6/17 @ 104.50 (a)	6.00	5/15/22	1,571
2,228	Shelf Drill Hold Ltd. (Energy Equipment & Services), Callable 11/6/17 @ 104.31 (a)	9.50	11/2/20	2,253
1,458	SoftBank Corp. (Wireless Telecommunication Services)	4.50	4/15/20	1,504
1,219	Teck Resources Ltd. (Metals & Mining), Callable 1/15/41 @ 100.00	6.25	7/15/41	1,377
773	Teekay Corp. (Oil, Gas & Consumable Fuels) ^	8.50	1/15/20	785
1,979	Transocean Phoenix 2 Ltd. (Energy Equipment & Services), Callable 10/15/20 @ 103.88 (a)	7.75	10/15/24	2,127
1,073	Trinseo Materials Operating SCA /Trinseo Materials Finance, Inc. (Chemicals), Callable 9/1/20 @ 102.69 (a)	5.38	9/1/25	1,104
1,358	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 10/16/17 @ 103.00 (a)	6.00	11/1/20	1,348
1,328	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 11/6/17 @ 104.69 (a)	6.25	4/15/22	1,291
874	UPCB Finance IV Ltd. (Diversified Telecommunication Services), Callable 1/15/20 @ 102.69 (a)	5.38	1/15/25	909
589	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 3/1/18 @ 102.75 (a)	5.50	3/1/23	517
516	Videotron Ltd (Media)	5.00	7/15/22	557
710	Videotron Ltd (Media), Callable 4/15/22 @ 102.56	5.13	4/15/27	738
1,542	VPII Escrow Corp. (Pharmaceuticals), Callable 11/6/17 @ 103.75 (a)	7.50	7/15/21	1,538
977	VRX Escrow Corp. (Pharmaceuticals), Callable 4/15/20 @ 103.06 (a)	6.13	4/15/25	857
	Total Yankee Dollars			80,339
	Time Deposit — 0.58%
3,998	State Street Liquidity Management Control System Eurodollar Time Deposit	0.32	10/2/17	3,998
	Total Time Deposit			3,998

Shares
	Exchange-Traded Fund — 5.33%
417	iShares Iboxx $ High Yield Corporate Bond Fund			37,009
	Total Exchange-Traded Fund			37,009

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Shares	Security Description	Rate %		Maturity Date	Value (000)
	Mutual Funds — 10.80%
4,943,533	Federated Treasury Obligations Fund, Institutional Shares^^	0.87	(g)		$4,944
1	SSgA U.S. Government Money Market Fund	0.67	(g)		—
2,250,174	State Street Institutional Treasury Money Market Fund	0.94	(g)		2,250
67,821,683	State Street Institutional Treasury Plus Money Market Fund	0.94	(g)		67,821
	Total Mutual Funds				75,015

Principal Amount (000)
	Repurchase Agreement — 0.61%
$4,261	Jefferies LLC (Purchased on 9/29/17, proceeds at maturity $4,261,537 collateralized by U.S. Treasury Obligations, 1.24% – 2.97%, 5/15/18 – 8/15/46 fair value $4,346,370)^^	1.12		10/2/17	4,261
	Total Repurchase Agreement				4,261
	Total Investments (cost $677,844) — 101.08%				702,349
	Liabilities in excess of other assets — (1.08)%				(7,548)
	Net Assets — 100.00%				$694,801

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $7,580 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2017.

(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2017.

(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(e)	Escrow security due to bankruptcy.

(f)	Issuer has defaulted on the payment of interest.

(g)	The rate disclosed is the rate in effect on September 30, 2017.

LIBOR01M — 1 Month US Dollar LIBOR

ULC — Unlimited Liability Co.

US0001M — 1 Month US Dollar LIBOR

US0003M — 3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company	HC Capital Solutions	Total
Collateralized Mortgage Obligations	—	—	17.01%	—	17.01%
U.S. Government Agency Mortgages	—	—	2.17%	—	2.17%
Corporate Bonds	52.53%	—	0.49%	—	53.02%
Yankee Dollars	11.56%	—	—	—	11.56%
Time Deposit	0.58%	—	—	—	0.58%
Exchange-Traded Fund	—	5.33%	—	—	5.33%
Mutual Funds	0.72%	5.95%	2.59%	1.54%	10.80%
Repurchase Agreement	0.61%	—	—	—	0.61%
Other Assets (Liabilities)	-0.60%	-0.60%	0.12%	0.00%	-1.08%

Total Net Assets	65.40%	10.68%	22.38%	1.54%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
5-Year US Treasury Note Future	301	12/29/17	$35,559	$35,368	$(191)
Ultra Long Term US Treasury Bond Future	5	12/19/17	838	826	(12)

			$36,397	$36,194	$(203)

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
10-Year US Treasury Note Future	13	12/19/17	$1,629	$1,641	$12
30-Year US Treasury Bond Future	20	12/19/17	3,056	3,106	50
5-Year US Treasury Note Future	98	12/29/17	11,515	11,589	74
US 10-Year Ultra Future	114	12/19/17	15,313	15,498	185

			$31,513	$31,834	$321

		Total Unrealized Appreciation			$321
		Total Unrealized Depreciation			(203)

		Total Net Unrealized Appreciation/(Depreciation)			$118

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Exchange-traded options written as of September 30, 2017 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
US 10 Yr Future Option	Call	934	$934	$128.00	10/27/17	$100

Total						$100

Exchange-traded options purchased as of September 30, 2017 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
US 10 Yr Future Option	Call	934	$934	$129.50	10/27/17	$44

Total						$44

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Securities — 4.34%
$250	Fannie Mae	0.88		8/2/19	$247
100	Fannie Mae	0.88		12/27/17	100
300	Fannie Mae, Series 1, Callable 10/30/17 @ 100.00	1.00		4/30/18	299
300	Fannie Mae	1.13		7/26/19	298
300	Fannie Mae	1.13		12/14/18	299
360	Fannie Mae	1.50		6/22/20	359
200	Fannie Mae	1.75		11/26/19	201
630	Fannie Mae	1.82	(a)(b)	10/9/19	608
350	Fannie Mae	1.88		9/24/26	332
250	Fannie Mae	2.63		9/6/24	256
95	Fannie Mae	6.25		5/15/29	128
160	Fannie Mae	6.63		11/15/30	226
180	Fannie Mae	7.25		5/15/30	265
50	Federal Farm Credit Bank, Callable 10/13/17 @ 100.00	1.58		2/17/21	50
250	Federal Home Loan Bank	0.88		8/5/19	247
500	Federal Home Loan Bank	1.13		7/14/21	488
250	Federal Home Loan Bank	1.13		6/21/19	248
200	Federal Home Loan Bank	1.38		11/15/19	199
450	Federal Home Loan Bank	1.63		6/14/19	451
200	Federal Home Loan Bank	1.75		12/14/18	201
50	Federal Home Loan Bank	2.13		3/10/23	50
160	Federal Home Loan Bank	2.88		9/11/20	165
180	Federal Home Loan Bank	5.25		12/11/20	199
65	Federal Home Loan Bank	5.50		7/15/36	88
175	Financing Corp., Series E	9.65		11/2/18	190
500	Freddie Mac	1.13		4/15/19	497
200	Freddie Mac	1.25		8/1/19	199
550	Freddie Mac	1.25		10/2/19	548
200	Freddie Mac	1.38		5/1/20	199
250	Freddie Mac	1.40		8/22/19	249
350	Freddie Mac	2.38		1/13/22	356
150	Freddie Mac	6.25		7/15/32	211
80	Freddie Mac	6.75		3/15/31	115
110	Tennessee Valley Authority	4.70		7/15/33	133
85	Tennessee Valley Authority	5.25		9/15/39	111
100	Tennessee Valley Authority	5.88		4/1/36	138
190	Tennessee Valley Authority	6.15		1/15/38	273

	Total U.S. Government Agency Securities				9,223

	Corporate Bond — 0.12%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38		3/15/19	260

	Total Corporate Bond				260

	U.S. Treasury Obligations — 91.69%
1,460	U.S. Treasury Bond	2.25		8/15/46	1,283
1,600	U.S. Treasury Bond	2.50		5/15/46	1,486
1,015	U.S. Treasury Bond	2.50		2/15/45	946
1,135	U.S. Treasury Bond	2.50		2/15/46	1,055
671	U.S. Treasury Bond	2.75		11/15/42	662
360	U.S. Treasury Bond	2.75		8/15/47	352
837	U.S. Treasury Bond	2.75		8/15/42	826
955	U.S. Treasury Bond	2.88		11/15/46	958
980	U.S. Treasury Bond	2.88		8/15/45	984
1,116	U.S. Treasury Bond	2.88		5/15/43	1,124
1,220	U.S. Treasury Bond	3.00		11/15/45	1,255
705	U.S. Treasury Bond	3.00		2/15/47	725
925	U.S. Treasury Bond	3.00		5/15/47	951
1,015	U.S. Treasury Bond	3.00		11/15/44	1,045
1,260	U.S. Treasury Bond	3.00		5/15/45	1,297
389	U.S. Treasury Bond	3.00		5/15/42	402
647	U.S. Treasury Bond	3.13		2/15/43	682
1,010	U.S. Treasury Bond	3.13		8/15/44	1,065
425	U.S. Treasury Bond	3.13		2/15/42	449
216	U.S. Treasury Bond	3.13		11/15/41	228
1,130	U.S. Treasury Bond	3.38		5/15/44	1,245
1,280	U.S. Treasury Bond	3.63		2/15/44	1,470
900	U.S. Treasury Bond	3.63		8/15/43	1,032
230	U.S. Treasury Bond	3.75		8/15/41	269

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,345	U.S. Treasury Bond	3.75	11/15/43	$1,575
185	U.S. Treasury Bond	3.88	8/15/40	220
400	U.S. Treasury Bond	4.25	5/15/39	500
540	U.S. Treasury Bond	4.25	11/15/40	677
35	U.S. Treasury Bond	4.38	2/15/38	44
300	U.S. Treasury Bond	4.38	11/15/39	382
546	U.S. Treasury Bond	4.38	5/15/41	698
363	U.S. Treasury Bond	4.38	5/15/40	462
275	U.S. Treasury Bond	4.50	5/15/38	355
400	U.S. Treasury Bond	4.50	8/15/39	517
325	U.S. Treasury Bond	4.50	2/15/36	418
673	U.S. Treasury Bond	4.63	2/15/40	885
825	U.S. Treasury Bond	4.75	2/15/41	1,108
70	U.S. Treasury Bond	4.75	2/15/37	93
235	U.S. Treasury Bond	5.00	5/15/37	321
282	U.S. Treasury Bond	5.25	11/15/28	362
230	U.S. Treasury Bond	5.25	2/15/29	296
299	U.S. Treasury Bond	5.38	2/15/31	400
85	U.S. Treasury Bond	6.00	2/15/26	109
235	U.S. Treasury Bond	6.13	11/15/27	316
150	U.S. Treasury Bond	6.13	8/15/29	208
122	U.S. Treasury Bond	6.25	8/15/23	150
320	U.S. Treasury Bond	6.25	5/15/30	454
100	U.S. Treasury Bond	6.38	8/15/27	136
218	U.S. Treasury Bond	6.50	11/15/26	294
200	U.S. Treasury Bond	6.75	8/15/26	272
100	U.S. Treasury Bond	7.25	8/15/22	125
295	U.S. Treasury Bond	7.63	2/15/25	405
7	U.S. Treasury Bond	7.88	2/15/21	8
400	U.S. Treasury Bond	8.00	11/15/21	498
110	U.S. Treasury Bond	8.13	8/15/21	136
350	U.S. Treasury Bond	8.13	8/15/19	393
1,050	U.S. Treasury Note	0.75	10/31/18	1,043
650	U.S. Treasury Note	0.75	7/15/19	642
1,095	U.S. Treasury Note	0.75	2/15/19	1,085
35	U.S. Treasury Note	0.75	8/15/19	35
730	U.S. Treasury Note	0.88	10/15/18	726
745	U.S. Treasury Note	0.88	6/15/19	738
380	U.S. Treasury Note	0.88	7/31/19	376
1,040	U.S. Treasury Note	0.88	9/15/19	1,028
950	U.S. Treasury Note	0.88	4/15/19	942
425	U.S. Treasury Note	1.00	11/30/19	420
1,120	U.S. Treasury Note	1.00	11/15/19	1,108
545	U.S. Treasury Note	1.00	10/15/19	540
845	U.S. Treasury Note	1.00	3/15/19	840
600	U.S. Treasury Note	1.00	8/31/19	595
416	U.S. Treasury Note	1.00	9/30/19	412
700	U.S. Treasury Note	1.00	11/30/18	697
1,200	U.S. Treasury Note	1.13	9/30/21	1,168
750	U.S. Treasury Note	1.13	6/30/21	732
840	U.S. Treasury Note	1.13	7/31/21	819
1,005	U.S. Treasury Note	1.13	8/31/21	979
930	U.S. Treasury Note	1.13	1/15/19	927
705	U.S. Treasury Note	1.13	2/28/19	702
910	U.S. Treasury Note	1.13	2/28/21	892
325	U.S. Treasury Note	1.13	5/31/19	323
700	U.S. Treasury Note	1.13	4/30/20	692
575	U.S. Treasury Note	1.13	12/31/19	570
700	U.S. Treasury Note	1.13	1/31/19	697
150	U.S. Treasury Note	1.13	3/31/20	148
1,000	U.S. Treasury Note	1.25	4/30/19	997
500	U.S. Treasury Note	1.25	6/30/19	498
625	U.S. Treasury Note	1.25	3/31/19	623
800	U.S. Treasury Note	1.25	5/31/19	797
720	U.S. Treasury Note	1.25	12/31/18	719
915	U.S. Treasury Note	1.25	3/31/21	900
850	U.S. Treasury Note	1.25	10/31/21	831

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$835	U.S. Treasury Note	1.25	1/31/19	$833
475	U.S. Treasury Note	1.25	10/31/19	473
1,050	U.S. Treasury Note	1.25	7/31/23	1,004
207	U.S. Treasury Note	1.25	11/15/18	207
915	U.S. Treasury Note	1.25	12/15/18	913
875	U.S. Treasury Note	1.25	1/31/20	869
710	U.S. Treasury Note	1.25	8/31/19	707
400	U.S. Treasury Note	1.25	11/30/18	399
695	U.S. Treasury Note	1.38	9/30/19	693
825	U.S. Treasury Note	1.38	5/31/20	820
1,140	U.S. Treasury Note	1.38	5/31/21	1,124
650	U.S. Treasury Note	1.38	2/15/20	647
550	U.S. Treasury Note	1.38	1/15/20	548
640	U.S. Treasury Note	1.38	9/15/20	635
850	U.S. Treasury Note	1.38	9/30/20	844
910	U.S. Treasury Note	1.38	4/30/21	898
965	U.S. Treasury Note	1.38	1/31/21	955
1,055	U.S. Treasury Note	1.38	8/31/20	1,048
750	U.S. Treasury Note	1.38	12/15/19	748
1,105	U.S. Treasury Note	1.38	3/31/20	1,100
668	U.S. Treasury Note	1.38	2/28/19	668
635	U.S. Treasury Note	1.38	9/30/23	610
485	U.S. Treasury Note	1.38	11/30/18	485
710	U.S. Treasury Note	1.38	7/31/19	709
590	U.S. Treasury Note	1.38	6/30/23	569
500	U.S. Treasury Note	1.38	1/31/20	498
493	U.S. Treasury Note	1.38	12/31/18	493
900	U.S. Treasury Note	1.38	2/29/20	896
925	U.S. Treasury Note	1.38	10/31/20	917
790	U.S. Treasury Note	1.38	4/30/20	786
1,000	U.S. Treasury Note	1.38	8/31/23	962
533	U.S. Treasury Note	1.50	1/31/19	534
1,800	U.S. Treasury Note	1.50	8/15/26	1,685
500	U.S. Treasury Note	1.50	2/28/19	500
655	U.S. Treasury Note	1.50	8/15/20	653
575	U.S. Treasury Note	1.50	2/28/23	560
750	U.S. Treasury Note	1.50	10/31/19	750
1,100	U.S. Treasury Note	1.50	1/31/22	1,083
1,000	U.S. Treasury Note	1.50	11/30/19	1,000
655	U.S. Treasury Note	1.50	7/15/20	653
790	U.S. Treasury Note	1.50	12/31/18	791
350	U.S. Treasury Note	1.50	6/15/20	349
1,135	U.S. Treasury Note	1.50	5/31/19	1,136
405	U.S. Treasury Note	1.50	3/31/23	394
655	U.S. Treasury Note	1.50	4/15/20	654
1,195	U.S. Treasury Note	1.50	5/31/20	1,192
655	U.S. Treasury Note	1.50	5/15/20	654
650	U.S. Treasury Note	1.50	3/31/19	651
580	U.S. Treasury Note	1.63	4/30/19	582
720	U.S. Treasury Note	1.63	3/31/19	722
900	U.S. Treasury Note	1.63	6/30/20	901
127	U.S. Treasury Note	1.63	11/15/22	125
1,160	U.S. Treasury Note	1.63	6/30/19	1,163
500	U.S. Treasury Note	1.63	7/31/19	501
760	U.S. Treasury Note	1.63	8/31/19	762
1,000	U.S. Treasury Note	1.63	12/31/19	1,002
370	U.S. Treasury Note	1.63	8/15/22	365
635	U.S. Treasury Note	1.63	10/31/23	619
750	U.S. Treasury Note	1.63	5/31/23	734
1,200	U.S. Treasury Note	1.63	8/31/22	1,183
875	U.S. Treasury Note	1.63	11/30/20	874
810	U.S. Treasury Note	1.63	4/30/23	793
1,580	U.S. Treasury Note	1.63	5/15/26	1,498
150	U.S. Treasury Note	1.63	3/15/20	150
870	U.S. Treasury Note	1.63	7/31/20	870
2,080	U.S. Treasury Note	1.63	2/15/26	1,978
450	U.S. Treasury Note	1.75	5/15/22	447

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$320	U.S. Treasury Note	1.75	3/31/22	$318
485	U.S. Treasury Note	1.75	10/31/18	487
710	U.S. Treasury Note	1.75	9/30/22	703
780	U.S. Treasury Note	1.75	9/30/19	784
1,045	U.S. Treasury Note	1.75	2/28/22	1,039
1,000	U.S. Treasury Note	1.75	12/31/20	1,002
1,603	U.S. Treasury Note	1.75	5/15/23	1,579
1,395	U.S. Treasury Note	1.75	5/31/22	1,385
600	U.S. Treasury Note	1.75	1/31/23	593
650	U.S. Treasury Note	1.75	6/30/22	645
910	U.S. Treasury Note	1.75	4/30/22	904
815	U.S. Treasury Note	1.75	10/31/20	817
915	U.S. Treasury Note	1.75	11/30/21	912
850	U.S. Treasury Note	1.88	10/31/22	847
930	U.S. Treasury Note	1.88	7/31/22	928
910	U.S. Treasury Note	1.88	9/30/22	907
765	U.S. Treasury Note	1.88	8/31/24	751
875	U.S. Treasury Note	1.88	8/31/22	872
420	U.S. Treasury Note	1.88	6/30/20	423
850	U.S. Treasury Note	1.88	3/31/22	849
1,000	U.S. Treasury Note	1.88	1/31/22	1,000
925	U.S. Treasury Note	1.88	2/28/22	925
665	U.S. Treasury Note	1.88	5/31/22	664
1,000	U.S. Treasury Note	1.88	4/30/22	999
625	U.S. Treasury Note	1.88	11/30/21	626
1,680	U.S. Treasury Note	2.00	8/15/25	1,651
1,538	U.S. Treasury Note	2.00	2/15/23	1,538
850	U.S. Treasury Note	2.00	11/30/22	851
938	U.S. Treasury Note	2.00	2/15/22	944
800	U.S. Treasury Note	2.00	9/30/20	808
700	U.S. Treasury Note	2.00	5/31/21	706
760	U.S. Treasury Note	2.00	4/30/24	754
765	U.S. Treasury Note	2.00	6/30/24	758
760	U.S. Treasury Note	2.00	5/31/24	753
840	U.S. Treasury Note	2.00	7/31/22	843
1,000	U.S. Treasury Note	2.00	12/31/21	1,006
660	U.S. Treasury Note	2.00	7/31/20	667
1,110	U.S. Treasury Note	2.00	11/15/21	1,118
550	U.S. Treasury Note	2.00	11/30/20	555
700	U.S. Treasury Note	2.00	2/28/21	707
2,025	U.S. Treasury Note	2.00	2/15/25	1,998
1,540	U.S. Treasury Note	2.00	11/15/26	1,500
1,000	U.S. Treasury Note	2.00	10/31/21	1,007
900	U.S. Treasury Note	2.00	8/31/21	907
600	U.S. Treasury Note	2.13	8/31/20	608
1,000	U.S. Treasury Note	2.13	6/30/21	1,013
785	U.S. Treasury Note	2.13	9/30/21	794
800	U.S. Treasury Note	2.13	12/31/21	809
750	U.S. Treasury Note	2.13	11/30/23	752
765	U.S. Treasury Note	2.13	7/31/24	763
945	U.S. Treasury Note	2.13	6/30/22	954
1,660	U.S. Treasury Note	2.13	5/15/25	1,649
750	U.S. Treasury Note	2.13	9/30/24	748
830	U.S. Treasury Note	2.13	12/31/22	836
760	U.S. Treasury Note	2.13	2/29/24	760
760	U.S. Treasury Note	2.13	3/31/24	760
750	U.S. Treasury Note	2.13	1/31/21	760
1,095	U.S. Treasury Note	2.13	8/15/21	1,109
785	U.S. Treasury Note	2.25	7/31/21	798
500	U.S. Treasury Note	2.25	3/31/21	509
1,000	U.S. Treasury Note	2.25	8/15/27	993
1,955	U.S. Treasury Note	2.25	11/15/24	1,965
950	U.S. Treasury Note	2.25	12/31/23	958
700	U.S. Treasury Note	2.25	4/30/21	712
1,575	U.S. Treasury Note	2.25	11/15/25	1,574
1,700	U.S. Treasury Note	2.25	2/15/27	1,689
1,360	U.S. Treasury Note	2.38	5/15/27	1,365

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,620	U.S. Treasury Note	2.38		8/15/24	$1,642
700	U.S. Treasury Note	2.38		12/31/20	715
1,370	U.S. Treasury Note	2.50		8/15/23	1,405
1,345	U.S. Treasury Note	2.50		5/15/24	1,375
1,377	U.S. Treasury Note	2.63		8/15/20	1,416
1,353	U.S. Treasury Note	2.63		11/15/20	1,392
1,817	U.S. Treasury Note	2.75		11/15/23	1,888
529	U.S. Treasury Note	2.75		2/15/19	539
1,415	U.S. Treasury Note	2.75		2/15/24	1,469
730	U.S. Treasury Note	3.13		5/15/19	750
700	U.S. Treasury Note	3.13		5/15/21	734
1,082	U.S. Treasury Note	3.38		11/15/19	1,124
825	U.S. Treasury Note	3.50		5/15/20	866
800	U.S. Treasury Note	3.63		8/15/19	832
1,152	U.S. Treasury Note	3.63		2/15/21	1,225
1,260	U.S. Treasury Note	3.63		2/15/20	1,321
1,135	U.S. Treasury Note	3.75		11/15/18	1,164
150	U.S. Treasury Note	5.50		8/15/28	195
480	U.S. Treasury Note	9.00		11/15/18	521

	Total U.S. Treasury Obligations				194,896

	Yankee Dollar — 0.06%
115	AID-Israel (Sovereign Bond)	5.50		9/18/23	136

	Total Yankee Dollar				136

	Time Deposit — 0.05%
112	State Street Liquidity Management Control System Eurodollar Time Deposit	0.32		10/2/17	112

	Total Time Deposit				112

Shares
	Mutual Fund — 3.44%
7,318,344	State Street Institutional Treasury Plus Money Market Fund	0.94	(c)		7,318

	Total Mutual Fund				7,318

	Total Investments (cost $210,685) — 99.70%				211,945
	Other assets in excess of liabilities — 0.30%				632

	Net Assets — 100.00%				$212,577

(a)	Zero Coupon Security. Effective rate shown is as of September 30, 2017.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on September 30, 2017.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	4.34%	—	4.34%
Corporate Bond	0.12%	—	0.12%
U.S. Treasury Obligations	91.69%	—	91.69%
Yankee Dollar	0.06%	—	0.06%
Time Deposit	0.05%	—	0.05%
Mutual Fund	—	3.44%	3.44%
Other Assets (Liabilities)	0.30%	0.00%	0.30%

Total Net Assets	96.56%	3.44%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations — 95.53%
$4,548	U.S. Treasury Inflation Index Bond	0.63		2/15/43	$4,244
7,652	U.S. Treasury Inflation Index Bond	0.75		2/15/45	7,289
6,161	U.S. Treasury Inflation Index Bond	0.75		2/15/42	5,943
3,894	U.S. Treasury Inflation Index Bond	0.88		2/15/47	3,833
5,618	U.S. Treasury Inflation Index Bond	1.00		2/15/46	5,692
6,889	U.S. Treasury Inflation Index Bond	1.38		2/15/44	7,590
5,202	U.S. Treasury Inflation Index Bond	1.75		1/15/28	5,819
6,484	U.S. Treasury Inflation Index Bond	2.00		1/15/26	7,287
2,752	U.S. Treasury Inflation Index Bond	2.13		2/15/40	3,458
3,501	U.S. Treasury Inflation Index Bond	2.13		2/15/41	4,424
5,217	U.S. Treasury Inflation Index Bond	2.38		1/15/27	6,095
8,902	U.S. Treasury Inflation Index Bond	2.38		1/15/25	10,165
5,041	U.S. Treasury Inflation Index Bond	2.50		1/15/29	6,081
2,031	U.S. Treasury Inflation Index Bond	3.38		4/15/32	2,797
4,396	U.S. Treasury Inflation Index Bond	3.63		4/15/28	5,749
5,351	U.S. Treasury Inflation Index Bond	3.88		4/15/29	7,274
9,663	U.S. Treasury Inflation Index Note	0.13		4/15/22	9,658
13,909	U.S. Treasury Inflation Index Note	0.13		1/15/23	13,868
16,709	U.S. Treasury Inflation Index Note	0.13		4/15/19	16,770
13,526	U.S. Treasury Inflation Index Note	0.13		7/15/24	13,383
16,725	U.S. Treasury Inflation Index Note	0.13		4/15/20	16,803
13,420	U.S. Treasury Inflation Index Note	0.13		1/15/22	13,457
13,844	U.S. Treasury Inflation Index Note	0.13		7/15/22	13,905
14,539	U.S. Treasury Inflation Index Note	0.13		4/15/21	14,578
11,439	U.S. Treasury Inflation Index Note	0.13		7/15/26	11,116
13,558	U.S. Treasury Inflation Index Note	0.25		1/15/25	13,415
7,685	U.S. Treasury Inflation Index Note	0.38		7/15/27	7,606
11,350	U.S. Treasury Inflation Index Note	0.38		1/15/27	11,206
13,543	U.S. Treasury Inflation Index Note	0.38		7/15/25	13,536
13,797	U.S. Treasury Inflation Index Note	0.38		7/15/23	13,971
12,160	U.S. Treasury Inflation Index Note	0.63		7/15/21	12,493
12,199	U.S. Treasury Inflation Index Note	0.63		1/15/26	12,357
13,765	U.S. Treasury Inflation Index Note	0.63		1/15/24	14,049
11,455	U.S. Treasury Inflation Index Note	1.13		1/15/21	11,907
10,015	U.S. Treasury Inflation Index Note	1.25		7/15/20	10,434
6,516	U.S. Treasury Inflation Index Note	1.38		1/15/20	6,748
5,373	U.S. Treasury Inflation Index Note	1.88		7/15/19	5,597
4,726	U.S. Treasury Inflation Index Note	2.13		1/15/19	4,873

	Total U.S. Treasury Obligations				355,470

Shares
	Mutual Fund — 4.62%
17,189,446	State Street Institutional Treasury Plus Money Market Fund	0.94	(a)		17,189

	Total Mutual Fund				17,189

	Total Investments (cost $368,227) — 100.15%				372,659
	Liabilities in excess of other assets — (0.15)%				(569)

	Net Assets — 100.00%				$372,090

(a)	The rate disclosed is the rate in effect on September 30, 2017.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Inflation Protected Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	95.53%	—	95.53%
Mutual Fund	0.02%	4.60%	4.62%
Other Assets (Liabilities)	-0.15%	0.00%	-0.15%

Total Net Assets	95.40%	4.60%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 70.58%
$1,020	Abbott Laboratories (Health Care Equipment & Supplies), Callable 9/30/23 @ 100.00	3.40	11/30/23	$1,050
1,445	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75	11/30/26	1,482
1,345	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	1,446
2,710	American Express Co. (Consumer Finance), Callable 7/1/22 @ 100.00	2.50	8/1/22	2,706
755	American Express Credit Corp., MTN (Consumer Finance), Callable 1/31/22 @ 100.00	2.70	3/3/22	764
1,445	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	1,508
1,845	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	1,970
715	Amgen, Inc. (Biotechnology), Callable 4/11/22 @ 100.00	2.65	5/11/22	721
990	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13	5/1/25	997
450	Amgen, Inc. (Biotechnology), Callable 2/22/24 @ 100.00	3.63	5/22/24	469
1,320	Amgen, Inc. (Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	1,396
1,130	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	1,184
1,410	Anheuser-Busch InBev Finance (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	1,605
3,370	Anheuser-Busch InBev N.V. (Beverages), Callable 11/1/25 @ 100.00	3.65	2/1/26	3,485
1,730	Anthem, Inc. (Health Care Providers & Services)	3.13	5/15/22	1,766
750	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	772
2,140	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	2,275
1,730	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	1,817
495	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	533
265	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	278
1,690	Atmos Energy Corp. (Gas Utilities)	8.50	3/15/19	1,848
2,080	Bank of America Corp., MTN (Banks)	3.30	1/11/23	2,130
5,845	Bank of America Corp., MTN (Banks)	3.88	8/1/25	6,122
1,033	Bank One Corp. (Banks)	8.00	4/29/27	1,376
170	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	187
300	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	300
1,040	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	1,002
935	Bunge Limited Finance Corp. (Food Products)	8.50	6/15/19	1,032
3,375	Capital One Bank USA, Series BKNT (Consumer Finance), Callable 1/13/19 @ 100.00	2.25	2/13/19	3,385
90	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	92
413	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	446
560	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	700
3,505	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	3,547
2,160	Citigroup, Inc. (Banks)	3.40	5/1/26	2,164
995	Citigroup, Inc. (Banks)	4.50	1/14/22	1,070
1,730	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	1,791
1,505	Comcast Corp. (Media)	4.75	3/1/44	1,681
947	Comcast Corp. (Media)	6.45	3/15/37	1,266
1,455	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	1,949
175	Consolidated Edison Company of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	245
1,460	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	1,600
1,500	CSX Corp. (Road & Rail)	6.22	4/30/40	1,941
3,094	CVS Health Corp. (Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	3,100
680	CVS Health Corp. (Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	753
1,068	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	1,133
235	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/22 @ 100.00	3.25	5/15/22	238
240	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	249
1,330	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,455
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	1,870
2,000	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	2,113
800	Dow Chemical Co. (The) (Chemicals), Callable 7/1/24 @ 100.00	3.50	10/1/24	825
470	Dow Chemical Co. (The) (Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	485
263	Dow Chemical Co. (The) (Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	296
200	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	217
468	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	574
965	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	1,009

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,000	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75		2/15/25	$1,036
1,962	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	2,105
440	FedEx Corp. (Air Freight & Logistics)	4.90		1/15/34	494
1,470	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70		6/1/20	1,487
1,195	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85		6/1/25	1,248
3,480	General Motors Co. (Automobiles)	3.50		10/2/18	3,536
625	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	671
393	GlaxoSmithKline PLC (Pharmaceuticals)	6.38		5/15/38	539
3,035	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50		1/23/25	3,078
3,245	Goldman Sachs Group, Inc. (Capital Markets)	5.25		7/27/21	3,566
1,740	International Business Machines Corp. (IT Services)	3.63		2/12/24	1,825
755	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	925
235	Interpublic Group of Companies, Inc. (Media)	4.00		3/15/22	247
1,630	Interpublic Group of Companies, Inc. (Media)	4.20		4/15/24	1,712
424	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38		12/5/33	483
2,370	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13		1/23/25	2,388
936	JPMorgan Chase & Co. (Banks)	3.63		5/13/24	976
2,045	JPMorgan Chase & Co. (Banks)	4.35		8/15/21	2,190
85	Lincoln National Corp. (Insurance)	4.85		6/24/21	92
665	Lincoln National Corp. (Insurance)	7.00		6/15/40	888
155	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/22 @ 100.00	3.10		1/15/23	160
1,080	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50		5/15/36	1,179
295	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88		3/15/44	321
715	Medtronic, Inc. (Health Care Equipment & Supplies)	4.38		3/15/35	787
295	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63		3/15/44	329
65	MetLife, Inc. (Insurance)	3.00		3/1/25	65
475	MetLife, Inc. (Insurance)	6.50		12/15/32	617
2,145	Microsoft Corp. (Software), Callable 5/3/35 @ 100.00	4.20		11/3/35	2,382
635	Microsoft Corp. (Software), Callable 8/6/46 @ 100.00	4.25		2/6/47	702
2,750	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13		4/1/36	3,528
2,935	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95		2/7/24	2,961
2,267	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00		8/1/23	2,403
760	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	884
1,360	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20		9/16/26	1,352
1,590	Oracle Corp. (Software)	6.50		4/15/38	2,182
750	Philip Morris International, Inc. (Tobacco)	2.90		11/15/21	766
835	PNC Bank NA (Banks), Callable 10/6/20 @ 100.00	2.45		11/5/20	843
1,025	PNC Financial Services Group, Inc. (Banks)	2.85	(a)	11/9/22	1,036
373	Procter & Gamble Co. (The) (Household Products)	9.36		1/1/21	421
1,090	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	1,377
610	Prudential Financial, Inc. (Insurance)	6.20		11/15/40	788
975	Reed Elsevier N.V. (Professional Services)	8.63		1/15/19	1,053
450	Rock-Tenn Co. (Containers & Packaging)	4.45		3/1/19	465
815	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	831
215	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13		11/15/22	218
85	Ryder System, Inc. (Road & Rail), Callable 8/1/21 @ 100.00	2.25		9/1/21	84
860	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80		3/1/22	868
615	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15		9/15/24	628
355	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00		11/15/26	347
1,266	Southwest Airlines Co. 2007-1 Trust (Airlines)	6.15		8/1/22	1,393
1,530	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	1,542
1,225	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	1,152
1,045	SunTrust Banks, Inc. (Banks), Callable 2/3/21 @ 100.00	2.90		3/3/21	1,063
600	SunTrust Banks, Inc. (Banks), Callable 4/15/26 @ 100.00	3.30		5/15/26	593

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,091	TC Pipelines LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38		3/13/25	$2,185
2,345	The Dow Chemical Co. (Chemicals)	8.55		5/15/19	2,590
825	The Home Depot, Inc. (Specialty Retail)	5.88		12/16/36	1,071
170	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85		8/1/23	176
1,135	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13		6/1/24	1,140
300	The Sherwin-Williams Co. (Chemicals), Callable 3/1/27 @ 100.00	3.45		6/1/27	301
1,261	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	1,683
1,000	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00		4/15/23	1,016
1,535	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15		2/1/24	1,638
875	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30		1/12/22	910
840	Twenty-First Century Fox, Inc. (Media), Callable 3/15/44 @ 100.00	4.75		9/15/44	896
1,698	Twenty-First Century Fox, Inc. (Media)	6.20		12/15/34	2,109
890	United Parcel Service, Inc. (Air Freight & Logistics)	6.20		1/15/38	1,204
260	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	280
905	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88		2/15/38	1,284
865	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	1,091
270	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25		8/15/22	275
1,245	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50		2/1/25	1,249
660	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01		8/21/54	662
5,525	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15		9/15/23	6,198
820	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	915
1,565	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63		4/1/40	2,012
357	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.20		4/15/38	485
530	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13		3/1/25	536
498	Wells Fargo & Co. (Banks)	2.50		3/4/21	501
3,995	Wells Fargo & Co. (Banks)	3.00		2/19/25	3,965
1,360	Wells Fargo & Co., MTN (Banks)	4.60		4/1/21	1,460
1,375	WestRock Co. (Containers & Packaging)	4.90		3/1/22	1,495
340	Westvaco Corp. (Containers & Packaging)	8.20		1/15/30	476
832	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	1,161

	Total Corporate Bonds				184,185

	Yankee Dollars — 12.49%
800	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	971
1,200	Barclays PLC (Banks)	3.20		8/10/21	1,218
430	BHP Billiton Ltd. (Metals & Mining)	5.00		9/30/43	508
2,094	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	3.54		11/4/24	2,160
871	British Telecommunications PLC (Diversified Telecommunication Services)	9.13		12/15/30	1,318
1,180	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	1,173
520	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	536
340	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	343
640	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90		2/1/25	637
2,390	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	2,579
165	Canadian Pacific Railway Co. (Road & Rail)	7.25		5/15/19	179
751	Deutsche Telekom International Finance BV (Diversified Financial Services)	8.75	(a)	6/15/30	1,102
535	HSBC Holdings PLC (Banks)	4.00		3/30/22	565
2,325	HSBC Holdings PLC (Banks)	5.10		4/5/21	2,529
500	HSBC Holdings PLC (Banks)	6.80		6/1/38	684
645	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	735
1,445	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	1,891
125	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	129
1,338	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/19 @ 100.00	5.00		4/15/19	1,388
1,400	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/24 @ 100.00	5.75		4/15/24	1,604
818	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,241
1,875	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	2,541

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,700	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25		11/10/24	$1,747
395	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	459
1,221	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	1,535
745	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	986
730	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	943
736	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	899

	Total Yankee Dollars				32,600

Shares
	Mutual Fund — 16.37%
42,707,162	State Street Institutional Treasury Plus Money Market Fund	0.94	(b)		42,707

	Total Mutual Fund				42,707

	Total Investments (cost $255,213) — 99.44%				259,492
	Other assets in excess of liabilities — 0.56%				1,453

	Net Assets — 100.00%				$260,945

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2017.

(b)	The rate disclosed is the rate in effect on September 30, 2017.

MTN — Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	70.58%	—	70.58%
Yankee Dollars	12.49%	—	12.49%
Mutual Fund	—	16.37%	16.37%
Other Assets (Liabilities)	0.55%	0.01%	0.56%

Total Net Assets	83.62%	16.38%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 1.24%
$200	American Express Credit Account Master Trust, Series 2017-1, Class A	1.93		9/15/22	$200
270	BMW Vehicle Lease Trust, Series 2017-1, Class A4, Callable 10/20/19 @ 100.00	2.18		6/22/20	271
200	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 2/25/20 @ 100.00	1.37		12/27/22	197
165	Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3	1.34		4/15/22	164
300	Chase Issuance Trust (CHAIT), Series 2016-A2, Class A	1.37		6/15/21	299
270	Chase Issuance Trust (CHAIT), Series 2015-A4, Class A4	1.84		4/15/22	270
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88		1/23/23	103
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12		12/15/21	201
100	Discover Card Execution Note Trust, Series 2017-A2, Class A2	2.39		7/15/24	101
183	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, Callable 11/15/19 @ 100.00	1.33		10/15/20	182
146	Ford Credit Auto Owner Trust, Series 2015-A, Class A4, Callable 3/15/19 @ 100.00	1.64		6/15/20	146
100	Synchrony Credit Card Master Note Trust, Series 2016-1, Class A	2.04		3/15/22	100
85	Toyota Auto Receivables Owner Trust, Series 16-B, Class A3, Callable 10/15/19 @ 100.00	1.30		4/15/20	85

	Total Asset Backed Securities				2,319

	Collateralized Mortgage Obligations — 5.55%
228	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.79		3/10/47	231
228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88		2/10/48	226
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14		2/10/48	184
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31		4/10/49	101
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5	3.62		2/10/49	104
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62		7/10/47	238
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84		4/10/47	101
183	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18		2/10/48	185
80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35		2/10/48	82
256	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61	(a)	6/10/46	269
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97		8/10/47	104
100	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.17	(a)	8/10/50	109
200	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB	3.31		11/15/49	206
144	Fannie Mae-ACES, Series 2016-M6, Class A1	2.14		5/25/26	141
28	Fannie Mae-ACES, Series 2013-M14, Class APT	2.60	(a)	4/25/23	28
283	Fannie Mae-ACES, Series 2015-M3, Class A2	2.72		10/25/24	285
274	Fannie Mae-ACES, Series 2012-M1, Class A2	2.73		10/25/21	279
67	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98		4/25/22	69
228	Fannie Mae-ACES, Series 2014-M9, Class A2	3.10	(a)	7/25/24	235
48	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08		12/25/19	48
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31		8/25/22	46
98	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class A1	2.34		7/25/26	97
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64		1/25/23	185
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.67		3/25/26	348
119	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87		12/25/21	123
75	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02		2/25/23	77
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.06	(a)	7/25/23	189
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06		12/25/24	375
274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13		6/25/21	283
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.31	(a)	5/25/23	191
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32		2/25/23	191
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class A2, Callable 5/11/25 @ 100.00	3.33		5/25/25	105

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$112	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	$119
205	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	218
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	191
110	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33	10/25/20	116
230	GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.79	5/10/49	226
100	GS Mortgage Securities Trust, Series 2017-GS5, Class A2	3.22	3/10/50	103
250	GS Mortgage Securities Trust, Series 2017-GS5, Class A4	3.67	3/10/50	262
105	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	107
274	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	296
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	143
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80	9/15/47	192
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	196
228	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	231
155	Morgan Stanley BAML Trust, Series 2015-C20, Class A2	2.79	2/15/48	157
100	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	103
183	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	185
200	Morgan Stanley BAML Trust, Series 2017-C33, Class A5	3.60	5/15/50	207
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5, Callable 7/11/24 @ 100.00	3.74	8/15/47	105
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05	4/15/47	106
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4	3.59	3/15/49	189
200	Nissan Auto Receivables Owner Trust, Series 2016-A, Class A3, Callable 3/15/20 @ 100.00	1.34	10/15/20	199
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06	10/10/48	99
205	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	208
141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53	5/10/63	147
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4	3.66	9/15/58	190
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.81	12/15/48	131
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82	8/15/50	178
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07	2/15/48	139
183	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	186

	Total Collateralized Mortgage Obligations			10,364

	U.S. Government Agency Mortgages — 87.72%
61	Fannie Mae, Pool #AY4232	2.00	5/1/30	60
299	Fannie Mae, Pool #AS1058	2.00	11/1/28	297
121	Fannie Mae, Pool #MA2906	2.00	2/1/32	119
64	Fannie Mae, Pool #AS0001	2.00	7/1/28	64
208	Fannie Mae, Pool #AU5334	2.50	11/1/28	211
29	Fannie Mae, Pool #MA1511	2.50	7/1/33	29
395	Fannie Mae, Pool #AO3019	2.50	5/1/27	400
91	Fannie Mae, Pool #AS4660	2.50	3/1/30	92
23	Fannie Mae, Pool #MA2789	2.50	10/1/36	23
49	Fannie Mae, Pool #MA2888	2.50	1/1/47	48
265	Fannie Mae, Pool #AU2619	2.50	8/1/28	269
140	Fannie Mae, Pool #AU6387	2.50	11/1/28	142
451	Fannie Mae, Pool #MA1277	2.50	12/1/27	457
70	Fannie Mae, Pool #MA2868	2.50	1/1/32	70
82	Fannie Mae, Pool #AT2717	2.50	5/1/43	79
261	Fannie Mae, Pool #AS4946	2.50	5/1/30	263
203	Fannie Mae, Pool #AB7391	2.50	12/1/42	198
60	Fannie Mae, Pool #MA1270	2.50	11/1/32	60
496	Fannie Mae, Pool #MA1210	2.50	10/1/27	503
213	Fannie Mae, Pool #BC9041	2.50	11/1/31	215
46	Fannie Mae, Pool #AS0513	2.50	8/1/43	44
48	Fannie Mae, Pool #AS8437	2.50	12/1/36	47
402	Fannie Mae, Pool #AP4742	2.50	8/1/27	408
210	Fannie Mae, Pool #BE3032	2.50	1/1/32	212
141	Fannie Mae, Pool #AS8246	2.50	11/1/31	142

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$23	Fannie Mae, Pool #AS8172	2.50	10/1/36	$23
146	Fannie Mae, Pool #AZ6458	2.50	7/1/30	148
25	Fannie Mae, Pool #AL9848	3.00	3/1/47	25
792	Fannie Mae, Pool #AO0752	3.00	4/1/42	798
222	Fannie Mae, Pool #BD5545	3.00	10/1/46	223
40	Fannie Mae, Pool #MA2065	3.00	10/1/34	41
57	Fannie Mae, Pool #MA2087	3.00	11/1/34	58
274	Fannie Mae, Pool #AB4483	3.00	2/1/27	282
141	Fannie Mae, Pool #AS2312	3.00	5/1/29	145
126	Fannie Mae, Pool #MA2149	3.00	1/1/30	129
81	Fannie Mae, Pool #MA2579	3.00	4/1/36	82
161	Fannie Mae, Pool #MA1527	3.00	8/1/33	165
392	Fannie Mae, Pool #BD5787	3.00	9/1/46	393
406	Fannie Mae, Pool #AK0006	3.00	1/1/27	419
82	Fannie Mae, Pool #MA1338	3.00	2/1/33	84
227	Fannie Mae, Pool #AS1527	3.00	1/1/29	233
390	Fannie Mae, Pool #MA1307	3.00	1/1/33	400
589	Fannie Mae, Pool #AP2465	3.00	8/1/42	594
1,336	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,347
107	Fannie Mae, Pool #AS3117	3.00	8/1/29	110
163	Fannie Mae, Pool #MA1401	3.00	4/1/33	167
373	Fannie Mae, Pool #AK3302	3.00	3/1/27	384
218	Fannie Mae, Pool #AY4200	3.00	5/1/45	219
20	Fannie Mae, Pool #BA0826	3.00	10/1/30	20
56	Fannie Mae, Pool #AZ4358	3.00	7/1/30	58
164	Fannie Mae, Pool #AZ0538	3.00	9/1/30	168
140	Fannie Mae, Pool #MA2523	3.00	2/1/36	143
287	Fannie Mae, Pool #MA2833	3.00	12/1/46	288
65	Fannie Mae, Pool #BA4786	3.00	2/1/31	67
271	Fannie Mae, Pool #MA2737	3.00	9/1/46	272
299	Fannie Mae, Pool #BD4225	3.00	11/1/46	300
86	Fannie Mae, Pool #BC4276	3.00	4/1/46	87
97	Fannie Mae, Pool #BE3861	3.00	1/1/47	97
99	Fannie Mae, Pool #BE4400	3.00	1/1/47	99
73	Fannie Mae, Pool #BM1370	3.00	4/1/37	74
326	Fannie Mae, Pool #AY4829	3.00	5/1/45	328
333	Fannie Mae, Pool #BC4764	3.00	10/1/46	334
335	Fannie Mae, Pool #BC9003	3.00	11/1/46	336
289	Fannie Mae, Pool #MA2863	3.00	1/1/47	290
388	Fannie Mae, Pool #MA2956	3.00	4/1/47	390
49	Fannie Mae, Pool #MA3078	3.00	7/1/37	50
290	Fannie Mae, Pool #MA2895	3.00	2/1/47	291
374	Fannie Mae, Pool #AB8897	3.00	4/1/43	377
1,385	Fannie Mae, Pool #AB7099	3.00	11/1/42	1,397
48	Fannie Mae, Pool #MA2897	3.00	2/1/37	49
45	Fannie Mae, Pool #MA1058	3.00	5/1/32	46
138	Fannie Mae, Pool #MA2230	3.00	4/1/35	141
318	Fannie Mae, Pool #MA2246	3.00	4/1/30	327
380	Fannie Mae, Pool #MA2806	3.00	11/1/46	381
71	Fannie Mae, Pool #MA2832	3.00	12/1/36	72
396	Fannie Mae, Pool #MA3082	3.00	7/1/47	397
421	Fannie Mae, Pool #MA3106	3.00	8/1/47	423
149	Fannie Mae, Pool #MA2425	3.00	10/1/30	153
38	Fannie Mae, Pool #MA2287	3.00	6/1/35	39
98	Fannie Mae, Pool #AS8483	3.00	12/1/46	98
109	Fannie Mae, Pool #AU7890	3.00	9/1/28	113
254	Fannie Mae, Pool #AU3735	3.00	8/1/43	257
145	Fannie Mae, Pool #J24886	3.00	7/1/23	149
347	Fannie Mae, Pool #AT2014	3.00	4/1/43	350
267	Fannie Mae, Pool #AS8784	3.00	2/1/47	268
95	Fannie Mae, Pool #AS8424	3.00	12/1/36	97
61	Fannie Mae, Pool #AT1575	3.00	5/1/43	61
96	Fannie Mae, Pool #AW8295	3.00	8/1/29	98
202	Fannie Mae, Pool #AW7383	3.00	8/1/29	208
175	Fannie Mae, Pool #AQ3223	3.00	11/1/27	180
307	Fannie Mae, Pool #AS4884	3.00	5/1/45	309
1,046	Fannie Mae, Pool #AQ7920	3.00	12/1/42	1,054

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$94	Fannie Mae, Pool #AS8438	3.00	12/1/36	$95
348	Fannie Mae, Pool #AS4333	3.00	1/1/45	349
74	Fannie Mae, Pool #AS4334	3.00	1/1/45	75
291	Fannie Mae, Pool #AS7238	3.00	5/1/46	292
332	Fannie Mae, Pool #AS8276	3.00	11/1/46	333
48	Fannie Mae, Pool #AR7426	3.00	7/1/43	48
185	Fannie Mae, Pool #AS7908	3.00	9/1/46	185
49	Fannie Mae, Pool #AS8056	3.00	10/1/46	49
34	Fannie Mae, Pool #AX8309	3.00	11/1/29	35
371	Fannie Mae, Pool #AT0682	3.00	4/1/43	374
331	Fannie Mae, Pool #AT7620	3.00	6/1/43	334
699	Fannie Mae, Pool #AP6493	3.00	9/1/42	705
205	Fannie Mae, Pool #AS8521	3.00	12/1/46	206
95	Fannie Mae, Pool #MA2923	3.50	3/1/37	99
239	Fannie Mae, Pool #AX2486	3.50	10/1/44	247
50	Fannie Mae, Pool #AV6407	3.50	2/1/29	52
147	Fannie Mae, Pool #AE5487	3.50	10/1/25	153
344	Fannie Mae, Pool #MA2292	3.50	6/1/45	354
155	Fannie Mae, Pool #AS4772	3.50	4/1/45	160
154	Fannie Mae, Pool #AX5201	3.50	10/1/29	160
359	Fannie Mae, Pool #BD5046	3.50	2/1/47	370
1,201	Fannie Mae, Pool #AB6017	3.50	8/1/42	1,243
30	Fannie Mae, Pool #MA1021	3.50	3/1/27	32
319	Fannie Mae, Pool #AY1306	3.50	3/1/45	329
263	Fannie Mae, Pool #MA1980	3.50	8/1/44	271
225	Fannie Mae, Pool #MA1059	3.50	5/1/32	235
25	Fannie Mae, Pool #AX0159	3.50	9/1/29	26
24	Fannie Mae, Pool #MA2909	3.50	2/1/37	25
259	Fannie Mae, Pool #MA1982	3.50	8/1/34	270
283	Fannie Mae, Pool #AX9530	3.50	2/1/45	292
351	Fannie Mae, Pool #AZ0862	3.50	7/1/45	362
92	Fannie Mae, Pool #AY8856	3.50	9/1/45	95
169	Fannie Mae, Pool #BM2001	3.50	12/1/46	174
206	Fannie Mae, Pool #AY3802	3.50	2/1/45	213
186	Fannie Mae, Pool #AZ2614	3.50	8/1/45	192
125	Fannie Mae, Pool #AZ6383	3.50	9/1/45	129
149	Fannie Mae, Pool #BE5258	3.50	1/1/47	153
127	Fannie Mae, Pool #BC0163	3.50	1/1/46	131
277	Fannie Mae, Pool #AS7239	3.50	5/1/46	286
345	Fannie Mae, Pool #AS7388	3.50	6/1/46	355
50	Fannie Mae, Pool #BM1231	3.50	11/1/31	52
87	Fannie Mae, Pool #BC7633	3.50	6/1/46	90
171	Fannie Mae, Pool #BC3126	3.50	1/1/46	176
196	Fannie Mae, Pool #AY3913	3.50	2/1/45	203
256	Fannie Mae, Pool #AS6649	3.50	2/1/46	264
254	Fannie Mae, Pool #AS5068	3.50	6/1/45	262
196	Fannie Mae, Pool #AS5696	3.50	8/1/45	203
306	Fannie Mae, Pool #AS4773	3.50	4/1/45	316
121	Fannie Mae, Pool #AS5892	3.50	10/1/45	124
59	Fannie Mae, Pool #MA2495	3.50	1/1/46	61
299	Fannie Mae, Pool #AS4771	3.50	4/1/45	308
235	Fannie Mae, Pool #AZ9576	3.50	12/1/45	243
255	Fannie Mae, Pool #AY5303	3.50	3/1/45	264
286	Fannie Mae, Pool #AY4300	3.50	1/1/45	295
114	Fannie Mae, Pool #BA1893	3.50	8/1/45	117
38	Fannie Mae, Pool #BA5031	3.50	1/1/46	39
161	Fannie Mae, Pool #AS5319	3.50	7/1/45	166
43	Fannie Mae, Pool #MA2692	3.50	7/1/36	45
153	Fannie Mae, Pool #AO9140	3.50	7/1/42	159
23	Fannie Mae, Pool #AL8776	3.50	7/1/46	24
67	Fannie Mae, Pool #AK0706	3.50	2/1/27	70
58	Fannie Mae, Pool #AP9390	3.50	10/1/42	60
170	Fannie Mae, Pool #AJ4093	3.50	10/1/26	177
275	Fannie Mae, Pool #AJ8476	3.50	12/1/41	285
40	Fannie Mae, Pool #AS2081	3.50	4/1/29	41
1,268	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,313
182	Fannie Mae, Pool #AU3742	3.50	8/1/43	188

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$325	Fannie Mae, Pool #AS3133	3.50	8/1/44	$337
1,304	Fannie Mae, Pool #AK7497	3.50	4/1/42	1,350
90	Fannie Mae, Pool #310139	3.50	11/1/25	94
503	Fannie Mae, Pool #AQ0546	3.50	11/1/42	520
287	Fannie Mae, Pool #MA1107	3.50	7/1/32	300
242	Fannie Mae, Pool #AO4385	3.50	6/1/42	250
456	Fannie Mae, Pool #AO3760	3.50	5/1/42	473
23	Fannie Mae, Pool #AJ6181	3.50	12/1/26	24
119	Fannie Mae, Pool #AX7655	3.50	1/1/45	122
295	Fannie Mae, Pool #MA2125	3.50	12/1/44	304
377	Fannie Mae, Pool #AU1635	3.50	7/1/43	389
501	Fannie Mae, Pool #AL1717	3.50	5/1/27	522
1,190	Fannie Mae, Pool #AO8137	3.50	8/1/42	1,231
148	Fannie Mae, Pool #AO4647	3.50	6/1/42	153
1,294	Fannie Mae, Pool #190405	4.00	10/1/40	1,369
179	Fannie Mae, Pool #AS3903	4.00	11/1/44	189
171	Fannie Mae, Pool #AZ8067	4.00	9/1/45	180
636	Fannie Mae, Pool #AJ5303	4.00	11/1/41	672
45	Fannie Mae, Pool #AY2291	4.00	3/1/45	47
389	Fannie Mae, Pool #AH5859	4.00	2/1/41	411
257	Fannie Mae, Pool #AZ7362	4.00	11/1/45	271
237	Fannie Mae, Pool #AS3216	4.00	9/1/44	250
19	Fannie Mae, Pool #MA2536	4.00	2/1/36	20
49	Fannie Mae, Pool #AS3448	4.00	9/1/44	51
261	Fannie Mae, Pool #AY1595	4.00	1/1/45	275
1,084	Fannie Mae, Pool #AH6242	4.00	4/1/26	1,140
535	Fannie Mae, Pool #AJ7857	4.00	12/1/41	566
36	Fannie Mae, Pool #AS2117	4.00	4/1/44	38
17	Fannie Mae, Pool #AZ8874	4.00	9/1/45	18
95	Fannie Mae, Pool #BA0847	4.00	3/1/46	100
46	Fannie Mae, Pool #AH3394	4.00	1/1/41	48
295	Fannie Mae, Pool #BA6910	4.00	2/1/46	311
543	Fannie Mae, Pool #AS0531	4.00	9/1/43	578
683	Fannie Mae, Pool #AJ7689	4.00	12/1/41	722
122	Fannie Mae, Pool #AY8981	4.00	8/1/45	128
415	Fannie Mae, Pool #MA3027	4.00	6/1/47	437
205	Fannie Mae, Pool #AW5063	4.00	7/1/44	216
205	Fannie Mae, Pool #AS2498	4.00	5/1/44	216
244	Fannie Mae, Pool #AS3293	4.00	9/1/44	257
32	Fannie Mae, Pool #AW9041	4.00	8/1/44	34
285	Fannie Mae, Pool #AS8532	4.00	12/1/46	300
82	Fannie Mae, Pool #G08694	4.00	2/1/46	86
84	Fannie Mae, Pool #MA0493	4.00	8/1/30	89
249	Fannie Mae, Pool #MA0641	4.00	2/1/31	265
147	Fannie Mae, Pool #AC7328	4.00	12/1/39	156
120	Fannie Mae, Pool #AY0025	4.00	2/1/45	127
163	Fannie Mae, Pool #AS3468	4.00	10/1/44	172
63	Fannie Mae, Pool #AW5109	4.00	8/1/44	66
340	Fannie Mae, Pool #AU3753	4.00	8/1/43	359
175	Fannie Mae, Pool #AL7347	4.00	9/1/45	184
296	Fannie Mae, Pool #AL8387	4.00	3/1/46	312
55	Fannie Mae, Pool #MA2455	4.00	11/1/35	58
242	Fannie Mae, Pool #AO2959	4.00	5/1/42	255
64	Fannie Mae, Pool #AT3872	4.00	6/1/43	67
112	Fannie Mae, Pool #BC5559	4.00	3/1/46	118
300	Fannie Mae, Pool #AS9486	4.00	4/1/47	316
248	Fannie Mae, Pool #AS3467	4.00	10/1/44	261
45	Fannie Mae, Pool #MA0695	4.00	4/1/31	48
41	Fannie Mae, Pool #AS7028	4.00	4/1/46	43
239	Fannie Mae, Pool #AX0841	4.00	9/1/44	252
24	Fannie Mae, Pool #MA3037	4.00	6/1/37	26
189	Fannie Mae, Pool #AV2340	4.00	12/1/43	200
194	Fannie Mae, Pool #AY1377	4.00	4/1/45	205
46	Fannie Mae, Pool #982892	4.50	5/1/23	48
118	Fannie Mae, Pool #AS2276	4.50	4/1/44	127
255	Fannie Mae, Pool #BE6489	4.50	1/1/47	274
33	Fannie Mae, Pool #AA0860	4.50	1/1/39	35

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$200	Fannie Mae, Pool #BE5992	4.50	2/1/47	$215
48	Fannie Mae, Pool #AS8576	4.50	12/1/46	51
68	Fannie Mae, Pool #AS0861	4.50	10/1/43	73
98	Fannie Mae, Pool #BM1285	4.50	5/1/47	105
112	Fannie Mae, Pool #AS1638	4.50	2/1/44	120
6	Fannie Mae, Pool #310112	4.50	6/1/19	7
46	Fannie Mae, Pool #AH6790	4.50	3/1/41	50
173	Fannie Mae, Pool #AA9781	4.50	7/1/24	182
147	Fannie Mae, Pool #MA0481	4.50	8/1/30	158
16	Fannie Mae, Pool #AW7048	4.50	6/1/44	17
53	Fannie Mae, Pool #AU5302	4.50	10/1/43	56
50	Fannie Mae, Pool #AL8816	4.50	9/1/45	54
248	Fannie Mae, Pool #AD8529	4.50	8/1/40	268
631	Fannie Mae, Pool #AH7521	4.50	3/1/41	681
259	Fannie Mae, Pool #AE0217	4.50	8/1/40	280
108	Fannie Mae, Pool #AB1389	4.50	8/1/40	116
1	Fannie Mae, Pool #AB0339	4.50	1/1/20	1
3	Fannie Mae, Pool #254720	4.50	5/1/18	3
243	Fannie Mae, Pool #AI4815	4.50	6/1/41	263
567	Fannie Mae, Pool #AH9055	4.50	4/1/41	613
44	Fannie Mae, Pool #AB1470	4.50	9/1/40	48
197	Fannie Mae, Pool #AL4450	4.50	12/1/43	212
225	Fannie Mae, Pool #AB3192	4.50	6/1/41	244
611	Fannie Mae, Pool #AL1107	4.50	11/1/41	660
49	Fannie Mae, Pool #890621	5.00	5/1/42	53
210	Fannie Mae, Pool #AS0837	5.00	10/1/43	229
100	Fannie Mae, Pool #AL5788	5.00	5/1/42	109
55	Fannie Mae, Pool #796663	5.00	9/1/19	56
191	Fannie Mae, Pool #AH5988	5.00	3/1/41	209
102	Fannie Mae, Pool #836750	5.00	10/1/35	112
108	Fannie Mae, Pool #AS0575	5.00	9/1/43	118
950	Fannie Mae, Pool #889117	5.00	10/1/35	1,047
52	Fannie Mae, Pool #725238	5.00	3/1/34	57
13	Fannie Mae, Pool #725504	5.00	1/1/19	13
46	Fannie Mae, Pool #890603	5.00	8/1/41	50
2	Fannie Mae, Pool #868986	5.00	5/1/21	2
—	Fannie Mae, Pool #650196	5.00	11/1/17	—
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
26	Fannie Mae, Pool #909662	5.50	2/1/22	28
1,450	Fannie Mae, Pool #890221	5.50	12/1/33	1,626
24	Fannie Mae, Pool #929451	5.50	5/1/38	26
5	Fannie Mae, Pool #A69671	5.50	12/1/37	5
7	Fannie Mae, Pool #AL0725	5.50	6/1/24	8
55	Fannie Mae, Pool #976945	5.50	2/1/23	58
863	Fannie Mae, Pool #725228	6.00	3/1/34	986
212	Fannie Mae, Pool #889984	6.50	10/1/38	240
25	Fannie Mae, 15 YR TBA	2.00	10/25/32	25
1,175	Fannie Mae, 15 YR TBA	2.50	10/25/32	1,183
75	Fannie Mae, 15 YR TBA	3.00	11/25/32	77
825	Fannie Mae, 15 YR TBA	3.00	10/25/32	847
125	Fannie Mae, 15 YR TBA	3.50	11/25/32	130
50	Fannie Mae, 30 YR TBA	3.00	10/25/47	50
500	Fannie Mae, 30 YR TBA	3.50	11/25/47	514
1,775	Fannie Mae, 30 YR TBA	3.50	10/25/47	1,830
300	Fannie Mae, 30 YR TBA	4.00	11/25/47	315
1,400	Fannie Mae, 30 YR TBA	4.00	10/25/47	1,475
149	Freddie Mac, Pool #J25777	2.00	9/1/28	147
74	Freddie Mac, Pool #G18547	2.00	3/1/30	73
63	Freddie Mac, Pool #J25759	2.00	8/1/28	62
187	Freddie Mac, Pool #J35896	2.50	12/1/31	188
144	Freddie Mac, Pool #J36516	2.50	3/1/32	145
39	Freddie Mac, Pool #G18472	2.50	7/1/28	40
19	Freddie Mac, Pool #J30875	2.50	3/1/30	19
133	Freddie Mac, Pool #J35643	2.50	11/1/31	134
261	Freddie Mac, Pool #G18568	2.50	9/1/30	263
190	Freddie Mac, Pool #G18635	2.50	3/1/32	192
49	Freddie Mac, Pool #Q42878	2.50	9/1/46	47

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$25	Freddie Mac, Pool #G08755	2.50	2/1/47	$24
220	Freddie Mac, Pool #G18533	2.50	12/1/29	222
260	Freddie Mac, Pool #G18470	2.50	6/1/28	264
115	Freddie Mac, Pool #G18485	2.50	10/1/28	117
314	Freddie Mac, Pool #J26408	2.50	11/1/28	318
81	Freddie Mac, Pool #C09026	2.50	2/1/43	79
47	Freddie Mac, Pool #C91904	2.50	11/1/36	47
241	Freddie Mac, Pool #J18954	2.50	4/1/27	245
98	Freddie Mac, Pool #J25585	2.50	9/1/28	100
235	Freddie Mac, Pool #J23440	2.50	4/1/28	238
239	Freddie Mac, Pool #G18459	2.50	3/1/28	242
99	Freddie Mac, Pool #Q45094	3.00	12/1/46	99
94	Freddie Mac, Pool #C91798	3.00	12/1/34	96
177	Freddie Mac, Pool #C91724	3.00	9/1/33	181
599	Freddie Mac, Pool #Q21065	3.00	8/1/43	603
25	Freddie Mac, Pool #C91949	3.00	9/1/37	25
376	Freddie Mac, Pool #G08635	3.00	4/1/45	377
71	Freddie Mac, Pool #Q19754	3.00	7/1/43	71
48	Freddie Mac, Pool #C91924	3.00	4/1/37	49
191	Freddie Mac, Pool #Q20067	3.00	7/1/43	192
47	Freddie Mac, Pool #C91905	3.00	11/1/36	48
339	Freddie Mac, Pool #G60187	3.00	8/1/45	340
21	Freddie Mac, Pool #Q18882	3.00	5/1/43	21
59	Freddie Mac, Pool #Q18599	3.00	6/1/43	59
60	Freddie Mac, Pool #J33135	3.00	11/1/30	61
360	Freddie Mac, Pool #Q16222	3.00	3/1/43	363
145	Freddie Mac, Pool #G08680	3.00	12/1/45	145
24	Freddie Mac, Pool #G30999	3.00	2/1/37	25
68	Freddie Mac, Pool #G30945	3.00	9/1/36	69
55	Freddie Mac, Pool #J29932	3.00	11/1/29	57
302	Freddie Mac, Pool #G08525	3.00	5/1/43	304
24	Freddie Mac, Pool #Q39527	3.00	3/1/46	24
295	Freddie Mac, Pool #Q44452	3.00	11/1/46	296
551	Freddie Mac, Pool #G08534	3.00	6/1/43	555
16	Freddie Mac, Pool #Q13086	3.00	11/1/42	16
130	Freddie Mac, Pool #C91707	3.00	6/1/33	133
240	Freddie Mac, Pool #Q41795	3.00	7/1/46	241
194	Freddie Mac, Pool #G08750	3.00	3/1/47	195
251	Freddie Mac, Pool #C91581	3.00	11/1/32	257
159	Freddie Mac, Pool #G08640	3.00	5/1/45	160
531	Freddie Mac, Pool #G08741	3.00	1/1/47	533
130	Freddie Mac, Pool #G08648	3.00	6/1/45	130
98	Freddie Mac, Pool #G08747	3.00	2/1/47	98
20	Freddie Mac, Pool #J17111	3.00	10/1/26	20
245	Freddie Mac, Pool #G18518	3.00	7/1/29	252
59	Freddie Mac, Pool #G18534	3.00	12/1/29	61
411	Freddie Mac, Pool #G08653	3.00	7/1/45	412
211	Freddie Mac, Pool #G18531	3.00	11/1/29	217
73	Freddie Mac, Pool #G18575	3.00	11/1/30	75
194	Freddie Mac, Pool #G18569	3.00	9/1/30	199
111	Freddie Mac, Pool #G18582	3.00	1/1/31	114
41	Freddie Mac, Pool #J14241	3.00	1/1/26	42
1,218	Freddie Mac, Pool #G08537	3.00	7/1/43	1,228
123	Freddie Mac, Pool #C91819	3.00	4/1/35	126
305	Freddie Mac, Pool #G18514	3.00	6/1/29	314
285	Freddie Mac, Pool #C04446	3.00	1/1/43	288
71	Freddie Mac, Pool #G08540	3.00	8/1/43	72
311	Freddie Mac, Pool #C04619	3.00	3/1/43	314
17	Freddie Mac, Pool #C91809	3.00	2/1/35	17
190	Freddie Mac, Pool #G08732	3.00	11/1/46	190
282	Freddie Mac, Pool #G15217	3.00	11/1/29	289
37	Freddie Mac, Pool #C91826	3.00	5/1/35	38
248	Freddie Mac, Pool #G15145	3.00	7/1/29	255
215	Freddie Mac, Pool #C04422	3.00	12/1/42	217
286	Freddie Mac, Pool #G08737	3.00	12/1/46	287
72	Freddie Mac, Pool #C03920	3.50	5/1/42	75
72	Freddie Mac, Pool #J27494	3.50	2/1/29	75

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$293	Freddie Mac, Pool #J15105	3.50	4/1/26	$307
145	Freddie Mac, Pool #Q04087	3.50	10/1/41	150
49	Freddie Mac, Pool #C91940	3.50	6/1/37	51
147	Freddie Mac, Pool #J26144	3.50	10/1/23	154
77	Freddie Mac, Pool #Q31134	3.50	2/1/45	79
189	Freddie Mac, Pool #C91403	3.50	3/1/32	198
20	Freddie Mac, Pool #C91760	3.50	5/1/34	21
54	Freddie Mac, Pool #J14232	3.50	1/1/21	56
310	Freddie Mac, Pool #Q20860	3.50	8/1/43	321
137	Freddie Mac, Pool #Q36040	3.50	9/1/45	142
20	Freddie Mac, Pool #E02735	3.50	10/1/25	21
152	Freddie Mac, Pool #Q06749	3.50	3/1/42	157
209	Freddie Mac, Pool #C91456	3.50	6/1/32	219
422	Freddie Mac, Pool #Q49490	3.50	7/1/47	435
203	Freddie Mac, Pool #Q37449	3.50	11/1/45	210
391	Freddie Mac, Pool #G08681	3.50	12/1/45	404
564	Freddie Mac, Pool #G08636	3.50	4/1/45	582
391	Freddie Mac, Pool #G08757	3.50	4/1/47	403
1,059	Freddie Mac, Pool #G08495	3.50	6/1/42	1,098
541	Freddie Mac, Pool #G08623	3.50	1/1/45	558
493	Freddie Mac, Pool #G08627	3.50	2/1/45	509
111	Freddie Mac, Pool #G08599	3.50	8/1/44	114
335	Freddie Mac, Pool #G08632	3.50	3/1/45	345
461	Freddie Mac, Pool #G08650	3.50	6/1/45	476
181	Freddie Mac, Pool #G08706	3.50	5/1/46	187
190	Freddie Mac, Pool #G08687	3.50	1/1/46	197
170	Freddie Mac, Pool #G08698	3.50	3/1/46	175
156	Freddie Mac, Pool #G08702	3.50	4/1/46	161
325	Freddie Mac, Pool #G08667	3.50	9/1/45	336
329	Freddie Mac, Pool #G08654	3.50	7/1/45	339
408	Freddie Mac, Pool #G08693	3.50	3/1/46	421
356	Freddie Mac, Pool #G08641	3.50	5/1/45	368
215	Freddie Mac, Pool #Q08903	3.50	6/1/42	223
202	Freddie Mac, Pool #Q08998	3.50	6/1/42	210
446	Freddie Mac, Pool #G08562	3.50	1/1/44	462
493	Freddie Mac, Pool #G08554	3.50	10/1/43	511
137	Freddie Mac, Pool #Q12052	3.50	10/1/42	142
259	Freddie Mac, Pool #Q09896	3.50	8/1/42	268
72	Freddie Mac, Pool #G30776	3.50	7/1/35	75
110	Freddie Mac, Pool #G08605	3.50	9/1/44	113
134	Freddie Mac, Pool #G14453	4.00	6/1/26	140
416	Freddie Mac, Pool #G08660	4.00	8/1/45	438
354	Freddie Mac, Pool #G08669	4.00	9/1/45	372
246	Freddie Mac, Pool #G08595	4.00	7/1/44	259
31	Freddie Mac, Pool #J12435	4.00	6/1/25	33
59	Freddie Mac, Pool #J11263	4.00	11/1/19	61
81	Freddie Mac, Pool #G08483	4.00	3/1/42	86
103	Freddie Mac, Pool #C91738	4.00	11/1/33	110
192	Freddie Mac, Pool #G08459	4.00	9/1/41	203
219	Freddie Mac, Pool #C09070	4.00	12/1/44	231
1,049	Freddie Mac, Pool #A96286	4.00	1/1/41	1,109
96	Freddie Mac, Pool #C91765	4.00	6/1/34	102
259	Freddie Mac, Pool #G08588	4.00	5/1/44	273
268	Freddie Mac, Pool #Q24955	4.00	2/1/44	285
241	Freddie Mac, Pool #G08618	4.00	12/1/44	254
136	Freddie Mac, Pool #Q34081	4.00	6/1/45	143
201	Freddie Mac, Pool #G08567	4.00	1/1/44	211
261	Freddie Mac, Pool #G08616	4.00	11/1/44	274
168	Freddie Mac, Pool #G08637	4.00	4/1/45	177
32	Freddie Mac, Pool #G08633	4.00	3/1/45	33
72	Freddie Mac, Pool #G08672	4.00	10/1/45	76
18	Freddie Mac, Pool #G08642	4.00	5/1/45	19
120	Freddie Mac, Pool #G08601	4.00	8/1/44	126
15	Freddie Mac, Pool #Q27456	4.00	7/1/44	15
194	Freddie Mac, Pool #Q27594	4.00	8/1/44	205
305	Freddie Mac, Pool #G06506	4.00	12/1/40	323
1,871	Freddie Mac, Pool #A97692	4.50	3/1/41	2,014

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$72	Freddie Mac, Pool #E02862	4.50	3/1/26	$76
42	Freddie Mac, Pool #A90437	4.50	1/1/40	45
32	Freddie Mac, Pool #C09059	4.50	3/1/44	34
209	Freddie Mac, Pool #A97495	4.50	3/1/41	225
51	Freddie Mac, Pool #Q22671	4.50	11/1/43	55
48	Freddie Mac, Pool #J09311	4.50	2/1/24	50
1	Freddie Mac, Pool #357316	4.50	12/1/17	1
75	Freddie Mac, Pool #G60512	4.50	12/1/45	80
29	Freddie Mac, Pool #Q25432	4.50	3/1/44	31
72	Freddie Mac, Pool #J09503	4.50	4/1/24	75
40	Freddie Mac, Pool #J07849	4.50	5/1/23	43
64	Freddie Mac, Pool #G08596	4.50	7/1/44	69
697	Freddie Mac, Pool #C01598	5.00	8/1/33	762
47	Freddie Mac, Pool #G05205	5.00	1/1/39	52
21	Freddie Mac, Pool #G07068	5.00	7/1/41	23
315	Freddie Mac, Pool #G04913	5.00	3/1/38	345
279	Freddie Mac, Pool #Q00763	5.00	5/1/41	305
64	Freddie Mac, Pool #G13255	5.00	7/1/23	68
791	Freddie Mac, Pool #G01665	5.50	3/1/34	886
4	Freddie Mac, Pool #G06091	5.50	5/1/40	5
98	Freddie Mac, Pool #G06031	5.50	3/1/40	109
76	Freddie Mac, Pool #G03551	6.00	11/1/37	86
373	Freddie Mac, Pool #G02794	6.00	5/1/37	422
22	Freddie Mac, Pool #A62706	6.00	6/1/37	24
45	Freddie Mac, Pool #G05709	6.00	6/1/38	52
50	Freddie Mac, Gold 15 YR TBA	2.00	10/15/32	49
825	Freddie Mac, Gold 15 YR TBA	2.50	10/15/32	831
475	Freddie Mac, Gold 15 YR TBA	3.00	10/15/32	488
50	Freddie Mac, Gold 15 YR TBA	3.00	11/15/31	51
125	Freddie Mac, Gold 15 YR TBA	3.50	10/15/32	131
2,375	Freddie Mac, Gold 30 YR TBA	3.00	10/15/47	2,383
1,200	Freddie Mac, Gold 30 YR TBA	3.50	10/15/47	1,237
425	Freddie Mac, Gold 30 YR TBA	3.50	11/15/47	437
100	Freddie Mac, Gold 30 YR TBA	4.00	11/15/47	105
1,675	Freddie Mac, Gold 30 YR TBA	4.00	10/15/46	1,764
150	Freddie Mac, Gold 30 YR TBA	4.50	10/15/46	161
19	Government National Mortgage Association, Pool #711729	2.50	3/15/43	19
21	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	20
24	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	25
33	Government National Mortgage Association, Pool #776954	2.50	11/15/42	32
94	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	95
54	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	54
98	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	100
52	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	53
94	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	93
193	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	189
48	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	47
74	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	72
242	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	246
58	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	60
272	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	276
303	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	309
328	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	333
72	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	73
314	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	318
99	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	100
292	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	296
281	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	287
268	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	272
207	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	210
258	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	262
108	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	111
286	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	290
96	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	99
150	Government National Mortgage Association, Pool #779084	3.00	4/15/42	152
287	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	292
38	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	38

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$158	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	$161
285	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	290
113	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	117
23	Government National Mortgage Association, Pool #5276	3.00	1/20/27	23
39	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	40
256	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	261
333	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	339
1,605	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	1,640
99	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	102
262	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	266
386	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	394
246	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	250
35	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	37
283	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	287
223	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	227
288	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	292
289	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	294
273	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	277
274	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	278
392	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	398
872	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	911
234	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	244
270	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	282
637	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	664
195	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	203
229	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	238
397	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	415
190	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	198
114	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	118
285	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	296
876	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	914
297	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	309
363	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	378
405	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	424
304	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	317
167	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	174
42	Government National Mortgage Association, Pool #796271	3.50	7/15/42	44
156	Government National Mortgage Association, Pool #778157	3.50	3/15/42	162
382	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	398
340	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	355
231	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	241
299	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	311
447	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	467
473	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	495
266	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	277
114	Government National Mortgage Association, Pool #738602	3.50	8/15/26	119
92	Government National Mortgage Association, Pool #740798	3.50	1/15/42	96
197	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	205
400	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	417
341	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	355
324	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	337
24	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	25
293	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	305
217	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	225
465	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	484
39	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	40
198	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	207
379	Government National Mortgage Association, Pool #MA2678	3.50	2/20/45	394
194	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	202
281	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	293
225	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	235
387	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	403
27	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	28
391	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	407
84	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	87
483	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	503
300	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	312

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$399	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	$415
45	Government National Mortgage Association, Pool #766495	4.00	10/15/41	47
122	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	130
202	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	214
341	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	362
134	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	142
111	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	118
288	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	305
252	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	267
78	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	83
232	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	247
235	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	249
48	Government National Mortgage Association, Pool #779401	4.00	6/15/42	50
347	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	368
258	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	273
97	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	103
275	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	290
126	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	133
234	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	248
21	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	22
46	Government National Mortgage Association, Pool #4922	4.00	1/20/41	48
119	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	126
88	Government National Mortgage Association, Pool #753254	4.00	9/15/43	93
85	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	90
85	Government National Mortgage Association, Pool #738710	4.00	9/15/41	90
55	Government National Mortgage Association, Pool #740068	4.00	9/15/40	59
201	Government National Mortgage Association, Pool #713876	4.00	8/15/39	212
76	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	81
45	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	48
152	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	160
642	Government National Mortgage Association, Pool #5139	4.00	8/20/41	681
125	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	132
128	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	136
177	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	188
293	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	311
174	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	184
144	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	152
282	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	297
48	Government National Mortgage Association, Pool #729511	4.50	4/15/40	52
295	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	314
54	Government National Mortgage Association, Pool #738793	4.50	9/15/41	58
232	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	250
233	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	249
831	Government National Mortgage Association, Pool #721760	4.50	8/15/40	902
96	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	103
47	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	51
293	Government National Mortgage Association, Pool #717148	4.50	5/15/39	319
201	Government National Mortgage Association, Pool #5260	4.50	12/20/41	217
161	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	172
72	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	77
893	Government National Mortgage Association, Pool #4801	4.50	9/20/40	961
141	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	151
138	Government National Mortgage Association, Pool #604285	5.00	5/15/33	152
44	Government National Mortgage Association, Pool #675179	5.00	3/15/38	48
257	Government National Mortgage Association, Pool #782523	5.00	11/15/35	283
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	3
25	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	27
800	Government National Mortgage Association, Pool #4559	5.00	10/20/39	882
81	Government National Mortgage Association, Pool #712690	5.00	4/15/39	90
122	Government National Mortgage Association, Pool #694531	5.00	11/15/38	135
39	Government National Mortgage Association, Pool #782468	5.00	11/15/38	43
121	Government National Mortgage Association, Pool #510835	5.50	2/15/35	136
25	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	28
56	Government National Mortgage Association, Pool #658181	5.50	11/15/36	63
188	Government National Mortgage Association, Pool #783284	5.50	6/20/40	207
106	Government National Mortgage Association, Pool #4245	6.00	9/20/38	119
93	Government National Mortgage Association, Pool #4222	6.00	8/20/38	106

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$246	Government National Mortgage Association, Pool #781959	6.00		7/15/35	$280
2	Government National Mortgage Association, Pool #690789	6.50		5/15/38	2
33	Government National Mortgage Association, Pool #699237	6.50		9/15/38	37
25	Government National Mortgage Association, 30 YR TBA	3.00		10/15/47	25
3,500	Government National Mortgage Association, 30 YR TBA	3.00		10/20/47	3,548
175	Government National Mortgage Association, 30 YR TBA	3.00		11/20/47	177
275	Government National Mortgage Association, 30 YR TBA	3.50		11/20/47	285
2,900	Government National Mortgage Association, 30 YR TBA	3.50		10/20/47	3,015
1,250	Government National Mortgage Association, 30 YR TBA	4.00		10/20/47	1,316
250	Government National Mortgage Association, 30 YR TBA	4.00		11/20/47	263
75	Government National Mortgage Association, 30 YR TBA	4.50		11/20/47	80

	Total U.S. Government Agency Mortgages				163,934

	Yankee Dollars — 0.22%
91	Bank of Nova Scotia (Banks)	1.85		4/14/20	91
91	Bank of Nova Scotia (Banks)	2.13		9/11/19	91
137	Royal Bank of Canada (Banks)	1.88		2/5/20	137
91	Royal Bank of Canada (Banks)	2.20		9/23/19	91

	Total Yankee Dollars				410

Shares
	Mutual Fund — 17.51%
32,733,673	State Street Institutional Treasury Plus Money Market Fund	0.94	(b)		32,734

	Total Mutual Fund				32,734

	Total Investments Before TBA Sale Commitments (cost $209,116) — 112.24%				209,761

Principal Amount (000)
	TBA Sale Commitments (c) — (1.01)%
$(775)	Fannie Mae, 15 YR TBA	4.00		10/25/32	(801)
(100)	Fannie Mae, 30 YR TBA	5.00		10/25/47	(109)
(50)	Freddie Mac, Gold 15 YR TBA	4.00		10/15/32	(52)
(175)	Freddie Mac, Gold 15 YR TBA	4.50		10/15/32	(179)
(225)	Freddie Mac, Gold 30 YR TBA	5.00		10/15/47	(244)
(150)	Government National Mortgage Association, 30 YR TBA	5.00		10/20/47	(161)
(200)	Government National Mortgage Association, 30 YR TBA	4.50		10/15/47	(214)
(100)	Government National Mortgage Association, 30 YR TBA	5.00		10/15/47	(109)

	Total TBA Sale Commitments				(1,869)

	Liabilities in excess of other assets — (11.23)%				(20,988)

	Net Assets — 100.00%				$186,904

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2017.

(b)	The rate disclosed is the rate in effect on September 30, 2017.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.24%	—	1.24%
Collateralized Mortgage Obligations	5.55%	—	5.55%
U.S. Government Agency Mortgages	87.72%	—	87.72%
Yankee Dollars	0.22%	—	0.22%
Mutual Fund	11.28%	6.23%	17.51%
TBA Sale Commitments	-1.01%	—	-1.01%
Other Assets (Liabilities)	-11.23%	0.00%	-11.23%

Total Net Assets	93.77%	6.23%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 99.93%
	Arizona — 1.63%
$275	Arizona State Water Infrastructure Finance Authority Water Quality Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	$286

	Florida — 7.06%
425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	493
300	Orange County Florida Tourist Development Tax Revenue, Series A (Pre-Refunded/Escrowed to Maturity) (Insurance/Program – NATL-RE)	5.00	10/1/17	300
420	South Broward Florida Hospital District Revenue	5.00	5/1/19	445

				1,238

	Illinois — 5.55%
425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	461
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	513

				974

	Iowa — 5.65%
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	479
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	513

				992

	Maryland — 2.81%
450	Maryland State, GO, Series A	5.00	3/1/20	492

	Michigan — 5.57%
400	Michigan State Finance Authority Revenue	5.00	12/1/18	419
500	Oakland University Michigan Revenue	5.00	3/1/21	558

				977

	Nevada — 1.57%
250	Clark County, Nevada Highway Revenue	5.00	7/1/20	275

	New Jersey — 3.05%
375	Middlesex County Improvement Authority Revenue	3.00	9/1/20	395
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	140

				535

	New Mexico — 5.15%
375	New Mexico State Finance Authority Revenue, Series B	5.00	6/15/19	400
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	504

				904

	New York — 15.36%
400	New York City, GO, Series B (AMBAC)	5.00	8/15/18	414
310	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D (Pre-Refunded/Escrowed to Maturity)	5.00	11/1/17	311
1,190	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D	5.00	11/1/17	1,194
250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	288
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	486

				2,693

	Pennsylvania — 6.12%
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	588
475	Pleasant Valley Pennsylvania School District, GO (State Aid Withholding)	5.00	5/1/18	486

				1,074

	South Carolina — 2.28%
350	South Carolina State Public Service Authority Revenue, Series B	5.00	12/1/22	399

	Tennessee — 3.00%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	526

	Texas — 18.36%
240	Austin Texas Contractual Obligation, GO	5.00	5/1/19	255
300	City of Frisco, Texas Refunding and Improvement, GO	5.00	2/15/19	316
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00	2/15/22	504
430	Harris County Toll Road Authority Revenue, Series B	5.00	8/15/22	500
440	Hidalgo County Texas, GO	4.00	8/15/18	452
250	New Braunfels Texas, GO	5.00	2/1/19	263
405	Nueces County Texas, GO	5.00	2/15/19	427
490	Rockwall Texas, GO	4.00	8/1/18	502

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
					$3,219

	Washington — 13.04%
$420	Grant County Washington Public Utility District Revenue, Series I	5.00		1/1/19	441
215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		1/1/22	237
135	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00		1/1/22	149
500	Tacoma Washington Electric System Revenue, Series A	4.00		1/1/20	533
470	Washington State, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00		7/1/30	484
420	Washington State, GO, Series C (Pre-Refunded/Escrowed to Maturity)	5.00		2/1/33	442

					2,286

	Wisconsin — 3.73%
380	City of Milwaukee WI, GO, Series N4&B5	5.00		4/1/23	448
200	Milwaukee Wisconsin Area Technical College District, GO, Series C	3.00		6/1/19	206

					654

	Total Municipal Bonds				17,524

Shares
	Mutual Fund — 0.40%
69,612	State Street Institutional Treasury Plus Money Market Fund	0.94	(a)		70

	Total Mutual Fund				70

	Total Investments (cost $17,534) — 100.33%				17,594
	Liabilities in excess of other assets — (0.33)%				(57)

	Net Assets — 100.00%				$17,537

(a)	The rate disclosed is the rate in effect on September 30, 2017.

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

As of September 30, 2017, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 93.62%
	Alabama — 0.71%
$1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	$1,651
1,000	Jefferson County Alabama Revenue	5.00		9/15/22	1,152

					2,803

	Alaska — 0.63%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25		4/1/22	2,482

	Arizona — 2.27%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00		7/1/21	1,706
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,192
5,250	Tucson Arizona Water System Revenue, Series A	5.00		7/1/21	5,981

					8,879

	Arkansas — 0.35%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,378

	California — 8.77%
1,500	California State, GO	5.00		8/1/24	1,818
5,000	California State, GO	5.00		11/1/23	5,985
2,510	California State Department of Water Resources Revenue, Central Valley Project, Continuously Callable @ 100.00	5.25		7/1/22	2,518
1,000	California State Public Works Board Lease Revenue, Series B	5.00		10/1/21	1,144
4,155	California State Public Works Board Lease Revenue, Series D	5.00		4/1/24	4,984
1,500	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/21	1,697
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,932
1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,173
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00		7/1/21	1,885
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00		2/1/22	5,804
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00		5/1/22	4,412
65	University of California Revenue, Series Q, Callable 11/6/17 @ 101.00	5.25		5/15/23	66

					34,418

	Colorado — 3.78%
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00	(a)	10/1/38	5,583
3,720	City of Colorado Springs Colorado Utilities System Revenue, Series A-3	5.00		11/15/22	4,365
1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00		3/1/25	1,494
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00		11/15/19	1,240
1,750	Denver City & County Colorado Airport Revenue, Series A	5.00		11/15/23	2,086

					14,768

	Connecticut — 1.16%
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00		9/1/21	2,812
1,570	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B	5.00		8/1/20	1,720

					4,532

	District of Columbia — 0.47%
1,500	District of Columbia University Revenue	5.00		4/1/25	1,810

	Florida — 9.46%
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00		6/1/19	2,125
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1, Callable 12/1/19 @ 100.00	5.00		6/1/20	5,384
4,435	Florida State Turnpike Authority Revenue, Department of Transportation, Series C	5.00		7/1/20	4,891
1,285	Greater Orlando Florida Aviation Authority Airport Facilities Revenue, Series A	5.00		10/1/21	1,462
1,100	JEA Florida Electric System Revenue, Series A	5.00		10/1/20	1,223
1,615	Lee County Florida Solid Waste System Revenue, AMT	5.00		10/1/22	1,840
1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00		10/1/20	1,779

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value(000)
	Municipal Bonds (continued)
	Florida (continued)
$4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00	10/1/21	$5,173
2,000	Orange County Florida Tourist Development Tax Revenue	5.00	10/1/20	2,222
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00	10/1/25	3,959
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00	11/15/21	1,697
1,845	Palm Beach County Florida School Board, Series D	5.00	8/1/21	2,099
1,750	South Florida Water Management District Corps, CP	5.00	10/1/21	1,992
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,284

				37,130

	Georgia — 2.78%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00	7/1/23	1,178
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/23	1,469
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/24	1,910
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,455
1,000	Main Street Natural Gas, Inc. Georgia Gas Revenue, Series A (JP Morgan Chase & Co.)	5.00	3/15/19	1,052
1,620	Municipal Electric Authority of Georgia Revenue, Series A	5.00	1/1/21	1,793

				10,857

	Illinois — 1.04%
96	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey / Narragansett Project, Series NT, Continuously Callable @ 100.00 (b)	7.46	2/15/26	69
1,240	Illinois State Finance Authority Revenue, Series B	5.00	5/1/22	1,431
1,500	Illinois State Finance Authority Revenue, University of Chicago, Series A	5.00	10/1/20	1,665
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00	12/1/22	861

				4,026

	Indiana — 1.95%
1,150	Indiana Finance Authority Revenue, Series A	5.00	11/1/23	1,356
1,000	Indiana Finance Authority Revenue, Series A	5.00	11/1/24	1,194
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00	2/1/23	1,155
2,500	Indianapolis Local Public Improvement Bond Bank Airport Authority Revenue, Series A-1, AMT	5.00	1/1/21	2,768
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00	1/1/21	1,099

				7,572

	Louisiana — 2.46%
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00	6/1/22	3,288
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,327

				9,615

	Maryland — 2.46%
1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00	7/1/22	1,147
1,000	Maryland State Economic Development Corp. Private Activity Revenue, Series A, AMT, Callable 11/30/21 @ 100.00	5.00	3/31/24	1,130
4,040	Maryland State Stadium Authority Revenue	5.00	5/1/24	4,839
2,110	Montgomery County Maryland, GO, Series A	5.00	12/1/23	2,538

				9,654

	Massachusetts — 3.84%
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,011
1,615	Massachusetts State Educational Financing Authority Revenue, Series A, AMT	5.00	7/1/23	1,850
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,530
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,386
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,240

				15,017

	Michigan — 3.25%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00	7/1/24	2,115
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00	5/1/21	2,227
4,000	Michigan State Finance Authority Revenue, Series D-1 (AGM)	5.00	7/1/21	4,495

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan (continued)
$1,000	Michigan State Finance Authority Revenue, Series D-1	5.00	7/1/21	$1,114
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,675
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00	12/1/19	1,077

				12,703

	Minnesota — 0.35%
1,200	Minneapolis-Saint Paul Minnesota Metropolitan Airports Commission Revenue, Series B	5.00	1/1/22	1,377

	Missouri — 1.88%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,743
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,785
1,500	Missouri State Development Finance Board Infrastructure Facilities Revenue, Branson Landing Project, Series A	5.00	6/1/20	1,637
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,182

				7,347

	Nevada — 2.75%
3,470	Clark County Nevada School District, GO, Series A	5.00	6/15/23	4,075
1,000	Clark County Nevada School District, GO, Series A	5.00	6/15/26	1,216
4,865	Las Vegas Valley Nevada Water District, GO, Series A	5.00	6/1/21	5,512

				10,803

	New Jersey — 2.63%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	799
3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00	3/1/21	4,088
5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00	12/1/20	5,450

				10,337

	New Mexico — 0.25%
1,000	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series B (Royal Bank of Canada)	1.48 (US0001M + 65.00 bps)(c)	2/1/19	997

	New York — 10.27%
2,000	Long Island New York Power Authority Electricity System Revenue, Series C, Callable 5/1/18 @ 100.00	1.75 (US0001M + 88.00 bps)(c)	5/1/33	2,005
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,472
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,344
1,000	Metropolitan Transportation Authority New York Revenue, Series F	5.00	11/15/20	1,116
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,233
2,500	New York State, GO, Series C	5.00	8/1/23	2,968
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,718
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00	8/1/29	1,183
1,520	New York City Transitional Finance Authority Building AID Revenue, Series S-2 (State Aid Withholding)	5.00	7/15/21	1,730
1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00	7/1/21	1,317
3,000	New York State Dormitory Authority State Personal Income Tax Revenue, Series D	5.00	2/15/23	3,531
1,400	New York State Dormitory Authority State Personal Income Tax Revenue, Series E	5.00	3/15/20	1,532
3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00	1/1/21	3,603
2,000	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/22	2,314
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/23	5,291
2,500	TSASC, Inc. New York Revenue, Series B	5.00	6/1/22	2,756

				40,113

	North Carolina — 0.90%
1,000	City of Charlotte NC Airport Revenue, Series C	4.00	7/1/23	1,129
1,000	City of Charlotte NC Airport Revenue, Series C	5.00	7/1/24	1,202

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	North Carolina (continued)
$1,000	North Carolina State Turnpike Authority Revenue (AGM)	5.00	1/1/24	$1,168

				3,499

	Ohio — 0.99%
915	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System (Pre-Refunded/Escrowed to Maturity) (MBIA)	5.50	10/15/25	1,055
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,810

				3,865

	Oklahoma — 0.38%
1,275	Grand River Oklahoma Dam Authority Revenue, Series A	5.00	6/1/22	1,476

	Pennsylvania — 3.09%
2,500	Pennsylvania State Turnpike Commission Revenue	5.00	6/1/24	2,943
3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00	8/1/21	3,392
2,500	Philadelphia Pennsylvania School District, GO, Series C, Callable 9/1/20 @ 100.00 (State Aid Withholding)	5.00	9/1/21	2,713
1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00	3/1/23	1,992
1,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B (Pre-Refunded/Escrowed to Maturity) (GO of University)	5.50	9/15/21	1,064

				12,104

	Rhode Island — 0.87%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00	5/15/23	2,277
1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A, AMT	5.00	12/1/22	1,117

				3,394

	South Carolina — 0.99%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,865

	Tennessee — 0.58%
2,000	Tennessee State Energy Acquisition Corp. Gas Revenue, Series A (Goldman Sachs Group, Inc.)	5.25	9/1/21	2,268

	Texas — 16.61%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00	2/15/25	2,424
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,851
1,000	Austin Texas Community College District, GO	5.00	8/1/23	1,187
1,180	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/24	1,411
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/25	2,662
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00	11/1/22	4,052
20	Dallas Texas, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/18	20
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (Insurance/Program - NATL-RE)	5.00	2/15/27	3,004
1,100	Denton Texas Utility System Revenue	5.00	12/1/22	1,283
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,343
1,000	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	1,155
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00	11/15/20	3,582
2,095	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Baylor College of Medicine	5.00	11/15/23	2,449
1,450	Houston Texas Community College Revenue	5.00	4/15/21	1,632
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,199
2,500	Houston Texas Utility System Revenue, Callable 11/1/19 @ 100.00	1.84 (MUNIPSA + 90.00 bps)(c)	5/15/34	2,521
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue, AMT	5.00	11/1/22	1,155
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00	11/1/28	1,357
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/21	1,128
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/22	1,150
1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/23	1,259
1,000	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	1,089
1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	1,940
2,500	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,856
1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00	6/15/24	1,205
2,000	Plano Texas Independent School District, GO, Series B (PSF-GTD)	5.00	2/15/21	2,250
1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00	10/1/20	1,174

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$3,000	San Antonio Texas Electricity & Gas Revenue, Junior Lien	5.00		2/1/20	$3,264
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00		5/15/22	1,362
1,300	Texas State College Student Loan, GO, AMT	5.50		8/1/19	1,401
4,365	Texas State College Student Loan, GO	5.00		8/1/22	5,041
3,000	University of Texas Revenue, Series E	5.00		8/15/23	3,569

					64,975

	Virginia — 0.91%
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00		5/15/22	1,158
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00		5/15/23	1,183
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00		5/15/24	1,204

					3,545

	Washington — 3.57%
1,155	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A	5.00		7/1/20	1,276
1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00		1/1/20	1,157
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00		1/1/21	1,832
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00		1/1/22	1,612
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25		12/1/21	1,145
1,000	Port of Seattle Washington Revenue, Series C, AMT	5.00		4/1/22	1,148
2,500	Washington State, GO, Series B	5.00		7/1/23	2,965
2,500	Washington State Motor Vehicle Fuel Tax, GO, Series C	5.00		2/1/21	2,809

					13,944

	Wisconsin — 1.22%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/22	1,140
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/23	1,160
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00		12/1/21	1,142
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00		11/15/22	1,348

					4,790

	Total Municipal Bonds				366,343

	Corporate Bond — 0.00%
3,939	ASC Equipment (Trading Companies & Distributors) (d)	5.13	(e)	3/1/08	—

	Total Corporate Bond				—

	Time Deposit — 0.55%
2,154	State Street Liquidity Management Control System Eurodollar Time Deposit	0.32		10/2/17	2,154

	Total Time Deposit				2,154

Shares
	Mutual Fund — 5.27%
20,623,295	State Street Institutional Treasury Plus Money Market Fund	0.94	(e)		20,623

	Total Mutual Fund				20,623

	Total Investments (cost $386,464) — 99.44%				389,120
	Other assets in excess of liabilities — 0.56%				2,185

	Net Assets — 100.00%				$391,305

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at September 30, 2017.

(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.02% of the Portfolio’s net assets.

(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2017.

(d)	Defaulted Bond.

(e)	The rate disclosed is the rate in effect on September 30, 2017.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

MBIA — Municipal Bond Insurance Association

MUNIPSA — SIFMA Municipal Swap Index Yield

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

US0001M — 1 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company, LLC	HC Capital Solutions	Total
Municipal Bonds	93.62%	—	93.62%
Corporate Bond	0.00%	—	0.00%
Time Deposit	0.55%	—	0.55%
Mutual Fund	—	5.27%	5.27%
Other Assets (Liabilities)	0.56%	0.00%	0.56%

Total Net Assets	94.73%	5.27%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 94.21%
	Alabama — 6.48%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,594
1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,637
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,189
500	Tuscaloosa Alabama, GO, Series C	3.00	1/1/18	503

				4,923

	Arizona — 0.87%
450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	511
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	154

				665

	California — 1.45%
620	California State Department Water Resources Power Supply Revenue, Series L (Pre-Refunded/Escrowed to Maturity)	5.00	5/1/22	682
380	California State Department Water Resources Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	418

				1,100

	Florida — 10.76%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,527
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,638
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	898
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,119
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,279
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,714

				8,175

	Hawaii — 2.21%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,676

	Idaho — 1.96%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,487

	Kansas — 1.33%
850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	1,011

	Maryland — 1.87%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,421

	Massachusetts — 3.24%
1,000	Massachusetts State Bay Transportation Authority Sales Tax Revenue	4.00	12/1/21	1,106
600	Massachusetts State, GO, Series A	5.00	3/1/23	708
600	Massachusetts State Water Resources Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	8/1/39	643

				2,457

	Michigan — 1.35%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,023

	Minnesota — 0.55%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	421

	Nebraska — 0.67%
500	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	509

	Nevada — 4.25%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	946
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,339
800	Nevada State System of Higher Education Certificates of Participation, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	950

				3,235

	New York — 4.76%
1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	1,688
1,000	New York City Transitional Finance Authority Building Aid Revenue, Series S-1 (State Aid Withholding)	5.00	7/15/23	1,187

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — September 30, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	$740

				3,615

	North Carolina — 4.57%
1,525	North Carolina State Capital Facilities Finance Agency Educational Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/38	1,600
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,874

				3,474

	Ohio — 9.91%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	809
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,225
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,895
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,514
750	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	855
1,000	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	1,230

				7,528

	Pennsylvania — 3.55%
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,598
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,094

				2,692

	South Carolina — 3.05%
1,100	Richland County School District No. 2, GO, Series A (Pre-Refunded/Escrowed to Maturity) (SCSDE)	5.00	2/1/20	1,158
1,000	South Carolina State Public Service Authority Revenue, Series A	5.00	12/1/24	1,165

				2,323

	Texas — 15.72%
1,325	Dallas Texas Area Rapid Transit Sales Tax Revenue (Pre-Refunded/Escrowed to Maturity) (Insurance/Program BHAC-CR)	5.25	12/1/48	1,390
710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	810
540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	617
875	City of Denton Texas, GO	5.00	2/15/21	983
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,853
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,780
300	City of Pearland TX, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	363
500	Sugar Land Texas (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/21	527
935	Sugar Land Texas, Callable 2/15/19 @ 100.00	5.00	2/15/21	985
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,853
515	Webb County Texas, GO (Pre-Refunded/Escrowed to Maturity)	4.50	2/15/19	539
235	Webb County Texas, GO	4.50	2/15/19	246

				11,946

	Washington — 15.66%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	503
1,000	King County Washington, GO	5.25	1/1/23	1,190
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,596
750	King County Washington Sewer Revenue	5.00	1/1/20	815
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,621
450	Skagit County Washington, GO	4.00	12/1/17	452
1,540	City of Spokane Washington Water & Wastewater System Revenue	5.00	12/1/19	1,667
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,649
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	1,818
600	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series A	5.00	10/1/17	600

				11,911

	Total Municipal Bonds			71,592

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — September 30, 2017 (Unaudited)

Shares	Security Description	Rate %		Value (000)
	Mutual Fund — 6.10%
4,638,131	State Street Institutional Treasury Plus Money Market Fund	0.94	(a)	$4,638

	Total Mutual Fund			4,638

	Total Investments (cost $74,019) — 100.31%			76,230
	Liabilities in excess of other assets — (0.31)%			(236)

	Net Assets — 100.00%			$75,994

(a)	The rate disclosed is the rate in effect on September 30, 2017.

AGM — Assured Guaranty Municipal Corporation

GO — General Obligation

SCSDE — Insured by South Carolina School Discount Enhancement

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	94.21%	—	94.21%
Mutual Fund	1.10%	5.00%	6.10%
Other Assets (Liabilities)	-0.32%	0.01%	-0.31%

Total Net Assets	94.99%	5.01%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedule of portfolio investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2017 (Unaudited)

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of September 30, 2017, the Trust offered twenty-two separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”). The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are diversified Portfolios under the 1940 Act. The Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are non-diversified Portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers. The ESG Growth Portfolio and the Catholic SRI Growth Portfolio, however, are currently operating with diversified investment portfolios.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2017 (Unaudited)

security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a securities exchange, including NASDAQ, are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:    Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities:    In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2017 (Unaudited)

Short-Term Obligations:    Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of September 30, 2017 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$597,546	$—	$—	$597,546
Contingent Rights	—	11	—	11
U.S. Treasury Obligation	—	10	—	10
Time Deposit	—	3,178	—	3,178
Mutual Funds	27,575	—	—	27,575
Repurchase Agreement	—	2,223	—	2,223

Total Investments	$625,121	$5,422	$—	$630,543

Other Financial Instruments[1]
Futures	$103	$—	$—	$103
Institutional Value Portfolio
Common Stocks	$750,164	$—	$—	$750,164
Contingent Rights	—	19	—	19
U.S. Treasury Obligation	—	13	—	13
Time Deposit	—	3,178	—	3,178
Mutual Funds	86,853	—	—	86,853
Repurchase Agreement	—	2,987	—	2,987

Total Investments	$837,017	$6,197	$—	$843,214

Other Financial Instruments[1]
Futures	$1,541	$—	$—	$1,541
Growth Portfolio
Common Stocks	$748,304	$—	$—	$748,304
U.S. Treasury Obligation	—	40	—	40
Time Deposit	—	11,553	—	11,553
Mutual Funds	44,902	—	—	44,902
Repurchase Agreement	—	429	—	429

Total Investments	$793,206	$12,022	$—	$805,228

Other Financial Instruments[1]
Futures	$148	$—	$—	$148
Institutional Growth Portfolio
Common Stocks	$1,013,447	$—	$—	$1,013,447
U.S. Treasury Obligation	—	47	—	47
Time Deposit	—	15,551	—	15,551
Mutual Funds	50,689	—	—	50,689
Repurchase Agreement	—	1,329	—	1,329

Total Investments	$1,064,136	$16,927	$—	$1,081,063

Other Financial Instruments[1]
Futures	$78	$—	$—	$78
Small Cap-Mid Cap Portfolio
Common Stocks	$102,488	$—	$—	$102,488
Contingent Rights	—	—	—	—
Time Deposit	—	3,425	—	3,425
Mutual Funds	6,495	—	—	6,495
Repurchase Agreement	—	545	—	545

Total Investments	$108,983	$3,970	$—	$112,953

Other Financial Instruments[1]
Futures	$144	$—	$—	$144
Institutional Small Cap-Mid Cap Portfolio
Common Stocks	$138,441	$—	$—	$138,441
Contingent Rights	—	—	—	—
Time Deposit	—	4,877	—	4,877
Mutual Funds	9,334	—	—	9,334
Repurchase Agreement	—	758	—	758

Total Investments	$147,775	$5,635	$—	$153,410

Other Financial Instruments[1]
Futures	$234	$—	$—	$234
Real Estate Portfolio
Common Stocks	$101,672	$—	$—	$101,672
Mutual Funds	19,267	—	—	19,267

Total Investments	$120,939	$—	$—	$120,939

Other Financial Instruments[1]
Futures	$(258)	$—	$—	$(258)

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2017 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Commodity Portfolio
Common Stocks	$655,272	$—	$—	$655,272
Preferred Stocks	6,858	—	—	6,858
Right	—	—	—	—
Corporate Bonds	—	26,749	—	26,749
Asset Backed Security	—	37	—	37
Collateralized Mortgage Obligations	—	508	—	508
Certificates of Deposit	—	500	—	500
Global Bond	—	32	—	32
U.S. Government Agency Security	—	1,104	—	1,104
U.S. Treasury Obligations	—	1,719	—	1,719
Yankee Dollars	—	2,973	—	2,973
Time Deposit	—	2,510	—	2,510
Mutual Funds	94,212	—	—	94,212
Repurchase Agreements	—	45,510	—	45,510

Total Investments	$756,342	$81,642	$—	$837,984

Other Financial Instruments[1]
Futures	$892	$—	$—	$892
Forward Currency Contracts	—	4	—	4
Purchase Options & Swaptions	3	7	—	10
Written Options & Swaptions	(17)	—	—	(17)
Total Return Swap Agreements	—	(22)	—	(22)
Interest Rate Swap Agreements	—	(48)	—	(48)
Centrally Cleared Interest Rate Swap Agreements	—	1	—	1
Commodity Forward Swap Agreements	—	73	—	73
Commodity Swap Agreements	—	(193)	—	(193)
Variance Swap Agreements	—	—	—	—
ESG Growth Portfolio
Common Stocks	$150,280	$—	$—	$150,280
Preferred Stock	45	—	—	45
Right	—	2	—	2
Mutual Funds	3,117	—	—	3,117

Total Investments	$153,442	$2	$—	$153,444

Other Financial Instruments[1]
Futures	$2	$—	$—	$2
Catholic SRI Growth Portfolio
Common Stocks	$29,143	$—	$—	$29,143
Preferred Stock	9	—	—	9
Right	—	—	—	—
Mutual Funds	127	—	—	127
Repurchase Agreement	—	—	—	—

Total Investments	$29,279	$—	$—	$29,279

International Portfolio
Common Stocks	$1,236,192	$—	$—	$1,236,192
Preferred Stocks	22,851	—	—	22,851
Right	—	10	—	10
Time Deposit	—	9,786	—	9,786
Mutual Funds	28,970	—	—	28,970
Repurchase Agreement	—	12,126	—	12,126

Total Investments	$1,288,013	$21,922	$—	$1,309,935

Other Financial Instruments[1]
Futures	$344	$—	$—	$344
Institutional International Portfolio
Common Stocks	$2,322,940	$—	$—	$2,322,940
Preferred Stocks	26,209	—	—	26,209
Right	—	22	—	22
Time Deposit	—	11,470	—	11,470
Mutual Funds	202,237	—	—	202,237
Repurchase Agreement	—	6,255	—	6,255

Total Investments	$2,551,386	$17,747	$—	$2,569,133

Other Financial Instruments[1]
Futures	$1,651	$—	$—	$1,651

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2017 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Emerging Markets Portfolio
Common Stocks	$1,585,667	$—	$—	$1,585,667
Preferred Stocks	43,143	412	—	43,555
Right	—	1	—	1
Time Deposit	—	15,061	—	15,061
Exchange-Traded Fund	14,841	—	—	14,841
Mutual Funds	48,216	—	—	48,216
Repurchase Agreement	—	2,077	—	2,077

Total Investments	$1,691,867	$17,551	$—	$1,709,418

Other Financial Instruments[1]
Futures	$(100)	$—	$—	$(100)
Forward Currency Contracts	—	—	—	—
Core Fixed Income Portfolio
Asset Backed Securities	$—	$268	$—	$268
Collateralized Mortgage Obligations	—	1,072	—	1,072
U.S. Government Agency Mortgages	—	17,759	—	17,759
U.S. Government Agency Securities	—	1,444	—	1,444
Corporate Bonds	—	28,930	—	28,930
U.S. Treasury Obligations	—	30,255	—	30,255
Yankee Dollars	—	5,174	—	5,174
Time Deposit	—	34	—	34
Mutual Funds	8,062	—	—	8,062

Total Investments	$8,062	$84,936	$—	$92,998

Other Financial Instruments[2]
TBA Sale Commitments	$—	$(418)	$—	$(418)
Fixed Opportunity Portfolio
Collateralized Mortgage Obligations	$—	$118,206	$—	$118,206
U.S. Government Agency Mortgages	—	15,111	—	15,111
Corporate Bonds	—	368,410	—	368,410
Yankee Dollars	—	80,339	—	80,339
Time Deposit	—	3,998	—	3,998
Exchange-Traded Fund	37,009	—	—	37,009
Mutual Funds	75,015	—	—	75,015
Repurchase Agreement	—	4,261	—	4,261

Total Investments	$112,024	$590,325	$—	$702,349

Other Financial Instruments[1]
Futures	$118	$—	$—	$118
Purchase Options	44	—	—	44
Written Options	(100)	—	—	(100)
U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$9,223	$—	$9,223
Corporate Bond	—	260	—	260
U.S. Treasury Obligations	—	194,896	—	194,896
Yankee Dollar	—	136	—	136
Time Deposit	—	112	—	112
Mutual Fund	7,318	—	—	7,318

Total Investments	$7,318	$204,627	$—	$211,945

Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$355,470	$—	$355,470
Mutual Fund	17,189	—	—	17,189

Total Investments	$17,189	$355,470	$—	$372,659

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$184,185	$—	$184,185
Yankee Dollars	—	32,600	—	32,600
Mutual Fund	42,707	—	—	42,707

Total Investments	$42,707	$216,785	$—	$259,492

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2017 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,319	$—	$2,319
Collateralized Mortgage Obligations	—	10,364	—	10,364
U.S. Government Agency Mortgages	—	163,934	—	163,934
Yankee Dollars	—	410	—	410
Mutual Fund	32,734	—	—	32,734

Total Investments	$32,734	$177,027	$—	$209,761

Other Financial Instruments[2]
TBA Sale Commitments	$—	$(1,869)	$—	$(1,869)
Short-Term Municipal Portfolio
Municipal Bonds	$—	$17,524	$—	$17,524
Mutual Fund	70	—	—	70

Total Investments	$70	$17,524	$—	$17,594

Intermediate Municipal Portfolio
Municipal Bonds	$—	$366,343	$—	$366,343
Corporate Bond	—	—	—	—
Time Deposit	—	2,154	—	2,154
Mutual Fund	20,623	—	—	20,623

Total Investments	$20,623	$368,497	$—	$389,120

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$71,592	$—	$71,592
Mutual Fund	4,638	—	—	4,638

Total Investments	$4,638	$71,592	$—	$76,230

Amounts designated as “—” are $0 or have been rounded to $0.

[1]

Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

[2]	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at the time.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers during the period ended September 30, 2017.

C.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Restricted Securities.    A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At September 30, 2017, all restricted securities were deemed liquid.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2017 (Unaudited)

E.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

F.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

G.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if the counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2017 (Unaudited)

futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker.

Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

Written Options Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization.

Interest Rate Swaps: Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2017 (Unaudited)

Total Return Swaps: Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps: Certain of the Portfolios may invest in variance swaps to gain or mitigate exposure to the underlying reference securities. Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The unrealized gain or loss at September 30, 2017 is disclosed in the swap tables included in the Portfolios of Investments.

H.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2017 (Unaudited)

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest payments on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only changes in real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments are generally indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. treasury inflation indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time and, in which case, the principal and income of an inflation-protected bond will decline and may result in losses.

I.    Bank Loans.    Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments. The Portfolios did not hold any bank loans as of September 30, 2017.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments.

J.    Securities Lending.    Certain of the Portfolios may lend from their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at September 30, 2017 are presented in the Portfolios of Investments.

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

HC CAPITAL TRUST

Notes to Portfolios of Investments (concluded) — September 30, 2017 (Unaudited)

K.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date November 27, 2017

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date November 27, 2017